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Oppenheimer Intermediate Municipal Fund
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Prospectus dated January 29, 1999

      Oppenheimer Intermediate Municipal Fund is a mutual fund. It seeks a high level of current income exempt from Federal income tax by investing in municipal securities.

      This Prospectus contains important information about the Fund's objective, its investment policies, strategies and risks. It also contains important information about how to buy and sell shares of the Fund and other account features. Please read this Prospectus carefully before you invest and keep it for future reference about your account.



                                                 (logo) OppenheimerFunds, Inc.


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities nor has it been determined that this Prospectus is accurate or complete. It is a criminal offense to represent otherwise.

Contents
            About The Fund

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            The Fund's Objective and Investment Strategies

            Main Risks of Investing in the Fund

            The Fund's Past Performance

            Fees and Expenses of the Fund

            About the Fund's Investments

            How the Fund is Managed


            About Your Account

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            How to Buy Shares
            Class A Shares
            Class B Shares
            Class C Shares

            Special Investor Services
            AccountLink
            PhoneLink
            OppenheimerFunds Web Site

            How to Sell Shares
            By Mail
            By Telephone
            By Checkwriting

            How to Exchange Shares

            Shareholder Account Rules and Policies

            Dividends and Tax Information

            Financial Highlights
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 About the Fund
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The Fund's Objective and Investment Strategies

What Does the Fund Invest In? The Fund normally invests at least 80% of its total assets in investment-grade municipal securities. These securities include municipal bonds (which are debt obligations having a maturity of more than one year when issued), municipal notes (short term obligations), interests in municipal leases, and tax-exempt commercial paper. "Investment-grade" securities are securities rated in the four highest rating categories of national rating organizations such as Moody's Investors Services or unrated securities judged by he Fund's investment Manager, OppenheimerFunds, Inc., to be comparable to securities rated as investment grade.

      The Fund seeks to maintain an average effective portfolio duration (measured on a dollar-weighted basis) of more than 4.5 years but not more than
8.0 years to try to reduce the volatility of the values of its securities portfolio. However, the Fund can invest in securities that have short, intermediate or long maturities. Because of events affecting the bond markets and interest rate changes, the duration of the portfolio might not meet that target at all times.

      The Fund can also use hedging instruments and certain derivative investments to a limited extent to try to manage duration and investment risks. These investments are more fully explained in "About the Fund's Investments," below.

      |X| How Does the Manager Decide What Securities to Buy or Sell? In selecting securities for the Fund, the Manager currently looks nationwide for municipal securities by considering a variety of factors which may change over time and may vary in particular cases. Currently the Fund's portfolio manager looks for:

      |_|      Securities that offer high income,

      |_|      A wide range of issuers  and  securities  to provide  portfolio diversification,

      |_|      Securities having investment-grade credit characteristics, and

      |_|      Special  situations  among  issuers that provide  opportunities for value.

Who Is the Fund Designed For? The Fund is designed for investors who are seeking income exempt from federal income taxes. It does not seek capital gains or growth. Because it invests in tax-exempt securities, the Fund is not appropriate for retirement plan accounts or for investors who want to pursue capital growth.


Main Risks of Investing in the Fund

All investments carry risks to some degree. For bond funds one risk is that the market prices of the fund's investments will fluctuate when general interest rates change (this is known as "interest rate risk"). Another risk is that the issuer of the bond will experience financial difficulties and may default on its obligation to pay interest and repay principal (this is referred to as "credit risk"). These general investment risks and the special risks of certain types of investments that the Fund may hold are described below.

      These risks collectively form the risk profile of the Fund and can affect the value of the Fund's investments, its investment performance, and the prices of its shares. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them.

      The Fund's Manager tries to reduce risks by diversifying investments, by carefully researching securities before they are purchased and in some cases by using hedging techniques. However, changes in the overall market prices of municipal securities and the income they pay can occur at any time. The yield and share price of the Fund will change daily based on changes in interest rates and market conditions, and in response to other economic events. There is no assurance that the Fund will achieve its investment objective.

An investment in the Fund is not a deposit of any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

      |X| Credit Risk. Municipal securities are subject to credit risk. Credit risk relates to the ability of the issuer of a municipal security to make interest and principal payments on the security as they become due. If the issuer fails to pay interest, the Fund's income might be reduced, and if the issuer fails to repay principal, the value of that security and of the Fund's shares might be reduced. To help reduce credit risks, the Fund focuses on investing in investment-grade securities. However, credit ratings are not guarantees of an issuer's timely payments of its obligations.

      |X| Interest Rate Risks. In addition to credit risks, municipal securities are subject to changes in value when prevailing interest rates change. When interest rates fall, the values of outstanding municipal securities generally rise, and the bonds may sell for more than their face amount. When interest rates rise, the values of outstanding municipal securities generally fall, and the bonds may sell at a discount from their face amount.

The magnitude of these price changes is generally greater for bonds with longer maturities and durations. Although the Fund attempts to limit its effective average portfolio duration to not more than 8 years, the Fund can hold securities having maturities of more than 8 years to seek higher income. When the Fund holds securities with long maturities, it will seek to manage its average portfolio's duration with other investment techniques. When the average duration of the Fund's portfolio is longer, its share price may fluctuate more when interest rates change. However, the Fund's duration management strategy could be unsuccessful, so that the prices of its portfolio securities could be more volatile than anticipated.

      |X| There Are Special Risks in Using Derivative Investments. The Fund can use derivatives to seek increased returns or to try to hedge investment risks. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures, "inverse floaters" and interest rate swaps are examples of derivatives the Fund can use.

      If the issuer of the derivative investment does not pay the amount due, the Fund can lose money on its investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, might not perform the way the Manager expected it to perform. If that happens, the Fund will get less income than expected or its share price could decline. The Fund has limits on the amount of particular types of derivatives it can hold. However, using derivatives can cause the Fund to lose money on its investments and/or increase the volatility of its share prices.

How Risky Is the Fund Overall? The value of the Fund's investments in municipal securities will change over time due to a number of factors. They include changes in general bond market movements, the change in value of particular bonds because of an event affecting the issuer, or changes in interest rates that can affect bond prices overall. These changes can affect the value of the Fund's investments and its price per share. While the Fund's goal of managing the volatility of its portfolio by limiting its affective average portfolio duration may help reduce fluctuations in the Fund's share price, unanticipated events can affect the duration of bonds and reduce the effectiveness of that strategy. The Fund can invest in derivative investments. These have additional risks and can cause fluctuations in the Fund's share prices. In the OppenheimerFunds spectrum, the Fund is more conservative than some types of taxable bond funds, such as high yield bond funds, but more aggressive than money market funds.

The Fund's Past Performance

The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance (for its Class A shares) from year to year for the last ten calendar years and by showing how the average annual total returns of the Fund's shares compare to those of a broad-based market index. The Fund's past investment performance is not necessarily an indication of how the Fund will perform in the future.

[see appendix to the prospectus for data in bar chart showing annual total returns.]

Sales charges are not included in the calculations of return in this bar chart, and if those charges were included, the returns would be less than those shown.

During the 10-year period shown in the bar chart, the highest return (not annualized) for a calendar quarter was 6.06% (2nd Q '89) and the lowest return for a calendar quarter (not annualized) was -4.59% (1st Q '94).

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   Average Annual Total                              5 Years     10 years
   Returns for the periods                     (or life of     (or life of
   ended December 31, 1998        1 Year          class,          class,
                                                 if less)        if less)
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   Class A Shares  (inception      2.43%          4.94%           7.28%
   11/11/86)
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   Lehman Brothers  Municipal
   Bond Index (from 12/31/88)      6.48%          6.22%           8.22%
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   Class B Shares  (inception      1.28%          5.66%            N/A
   9/11/95)
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   Lehman Brothers  Municipal
   Bond Index (from 8/31/95)       6.48%          7.49%            N/A
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   Class       C       Shares      4.36%          4.82%           5.06%
   (inception 12/1/93)
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   Lehman Brothers  Municipal
   Bond Index (from 11/30/93)      6.48%          6.22%           6.55%
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The Fund's average annual total returns in the table include the applicable sales charge: for Class A, the current maximum initial sales charge of 3.50%; for Class B, the applicable contingent deferred sales charges of 4% (1-year) and 2.0% (life of class); for Class C, the 1% contingent deferred sales charge for the 1-year period.

The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares. Because the Fund invests in a variety of municipal securities, the Fund's performance is compared to the Lehman Brothers Municipal Bond Index, an unmanaged index of a broad range of investment grade municipal bonds that is a measure of the performance of the general municipal bond market. However, it must be remembered that the index performance does not consider the effects of transaction costs and that the Fund's investments are not limited to the securities in the index.

Fees and Expenses of the Fund

The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset value per share. All shareholders therefore pay those expenses indirectly.
Shareholders pay other expenses directly, such as sales charges and account transaction charges. The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The numbers below are based on the Fund's expenses during the fiscal year ended September 30, 1998.

Shareholder Fees (charges paid directly from your investment):

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                                     Class A        Class B       Class C
                                      Shares        Shares         Shares
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   Maximum  Sales  Charge  (Load)     3.50%          None           None
   on
   Purchases  (as a % of offering
   price)
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   Maximum Deferred Sales Charge      None1           4%2           1%3
   (Load)  (as % of the  lower of
   the
   original offering price or
   redemption proceeds)
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1 A 1% contingent deferred sales charge may apply to redemptions of investments of $1 million or more of Class A shares. See "How to Buy Shares" for details.
2 Applies to redemptions in first year after purchase. The contingent deferred sales charge declines to 1% in the fifth year and is eliminated after that.
3     Applies to shares redeemed within 12 months of purchase.


Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

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                                          Class A      Class B      Class C
                                          Shares       Shares       Shares
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   Management Fees                         0.49%        0.49%        0.49%
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   Distribution  and/or Service (12b-1)    0.24%        1.00%        1.00%
   Fees
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   Other Expenses                          0.21%        0.20%        0.20%
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   Total Annual Operating Expenses         0.94%        1.69%        1.69%
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Expenses may vary in future years. "Other expenses" include transfer agent fees, custodial fees, and accounting and legal expenses the Fund pays.

Examples. These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated, and reinvest your dividends and distributions.

The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

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  If shares are redeemed:       1 year      3 years     5 years    10 years1
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  Class A Shares                $443        $639        $852       $1,464
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  Class B Shares                $572        $733        $1,018     $1,616
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  Class C Shares                $272        $533        $918       $1,998
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  If shares are not redeemed:   1 year      3 years     5 years    10 years1
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  Class A Shares                $443        $639        $852       $1,464
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  Class B Shares                $172        $533        $918       $1,616
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  Class C Shares                $172        $533        $918       $1,998
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In the first example, expenses include the initial sales charge for Class A and the applicable Class B or Class C contingent deferred sales charges. In the second example, the Class A expenses include the sales charge, but Class B and Class C expenses do not include contingent deferred sales charges.

1. Class B expense for years 7 through 10 are based on Class A expenses, since Class B shares automatically convert to Class A after 6 years.

About the Fund's Investments

The Fund's Principal Investment Policies. The allocation of the Fund's portfolio among the different types of investments the Fund is permitted to buy will vary over time based on the Manager's evaluation of economic and market conditions. The Fund's portfolio might not always include all of the different types of investments described below. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

      |X| What Municipal Securities Does the Fund Invest In? The Fund buys municipal bonds and notes, tax-exempt commercial paper, certificates of participation in municipal leases and other debt obligations. These are debt obligations issued by the governments of states, their political subdivisions (such as cities, towns and counties), the District of Columbia, or by their agencies, instrumentalities and authorities, if the interest paid on the security is not subject to Federal individual income tax in the opinion of bond counsel to the issuer at the time the security is issued. The Fund can also buy securities issued by any commonwealths, territories or possessions of the United States, or their respective agencies, instrumentalities or authorities, if the interest paid on the security is not subject to Federal individual income tax (in the opinion of bond counsel to the issuer at the time the security is issued). All of these types of debt obligations are referred to as "municipal securities" in this prospectus.

      Municipal securities are issued to raise money for a variety of public or private purposes, including financing state or local governments, specific projects or public facilities. The Fund can invest in municipal securities that are "general obligations," secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest.

      The Fund can also buy "revenue obligations," whose interest is payable only from the revenues derived from a particular facility or class of facilities, or a specific excise tax or other revenue source. Some of these revenue obligations are private activity bonds that pay interest that may be a tax preference for investors subject to alternative minimum tax.

      |X| What Does the "Duration" of the Fund's Portfolio Mean? "Effective portfolio duration" refers to the expected percentage change in the value of a debt security resulting from a change in general interest rates (measured by each 1% change in the rates on U.S. Treasury securities). For example, if a bond has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the bond to decline in value by 3%. The "maturity" of a security (the date when its principal repayment is due) differs from effective duration, which attempts to measure the expected volatility of a security's price.

      The Fund measures the duration of its entire portfolio of securities, on a dollar-weighted basis, to try to maintain an effective average duration of its portfolio between 4.5 and 8 years, under normal market conditions (that is, when financial markets are not in an unstable to volatile state). However, duration cannot be relied on as an prediction of future volatility. There can be no assurance that the Fund will achieve its targeted portfolio duration at all times.

      Duration calculations rely on a number of assumptions and variables based on the historic performance of similar securities. Therefore, duration can be affected by unexpected economic events or conditions relating to a particular security, and in times of great market volatility, the duration calculation for a security might not be correct.

      |X| Ratings of Municipal Securities the Fund Buys. Under normal market conditions, the Fund will invest at least 80% of its total assets in "investment grade" municipal securities. "Investment grade" securities are those rated within the four highest rating categories of Moody's, Standard & Poor's, Fitch or Duff & Phelps or another nationally recognized rating organization, or (if unrated) judged by the Manager to be comparable to securities rated as investment grade. Rating categories are described in Appendix A to the Statement of Additional Information. If securities the Fund buys are not rated, the Manager will use its judgment to assign a rating category that it believes is equivalent to that of a rating agency.

      The Manager relies to some extent on credit ratings by nationally recognized rating agencies in evaluating the credit risk of securities selected for the Fund's portfolio. It also uses its own research and analysis to evaluate risks. Many factors affect an issuer's ability to make timely payments, and the credit risks of a particular security might change over time. A reduction in the rating of a security after its purchase by the Fund will not automatically require the Fund to dispose of that security. However, the Manager will evaluate those securities to determine whether to keep them in the Fund's portfolio.

      |_| Special Credit Risks of Lower-Grade Securities. Lower-grade municipal securities usually offer higher yields than investment grade securities buy they are subject to greater market fluctuations and risks of loss of income and principal than investment grade municipal securities. Securities that are (or that have fallen) below investment grade have a greater risk that the issuers of those securities might not meet their debt obligations. However, limiting its investments in non-investment grade municipal securities to not more than 20% of its total assets, helps the Fund reduce the effect of some of these risks on its share price and income.

      |X| Municipal Lease Obligations. Municipal leases are used by state and local government authorities to obtain funds to acquire land, equipment or facilities. The Fund may invest in certificates of participation that represent a proportionate interest in payments made under municipal lease obligations. If the government stops making payments or transfers its payment obligations to a private entity, the obligation could lose value or become taxable. Some of these obligations might not have an active trading market and would be subject to the fund's limits on "illiquid" securities described below.

      |X| Can the Fund's Investment Objective and Policies Change? The Fund's Board of Trustees can change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies are those that cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is a fundamental policy. The Statement of Additional Information lists investment restrictions that are fundamental policies. An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

Other Investment Strategies. To seek its objective, the Fund can also use the investment techniques and strategies described below. The Manager might not always use all of the different types of techniques and investments described below. These techniques involve certain risks although some of them are designed to help reduce investment or market the risks.

      |X|  Floating  Rate/Variable  Rate  Obligations.  Some  of  the  municipal securities the Fund can purchase have variable or floating interest rates. Variable rates are adjustable at stated periodic intervals. Floating rates are automatically adjusted according to a specified market rate for such investments, such as the percentage of the prime rate of a bank, or the 91-day U.S. Treasury Bill rate. These obligations may be secured by bank letters of credit or other credit support arrangements.

        |_| Inverse Floaters Have Special Risks. Certain types of variable rate bonds known as "inverse floaters" pay interest at rates that vary as the yields generally available on short-term tax-exempt bonds change. However, the yields on inverse floaters move in the opposite direction of yields on short-term bonds in response to market changes. As interest rates rise, inverse floaters produce less current income, and their market value can become volatile. Inverse floaters are a type of "derivative security." Some have a "cap," so that if interest rates rise above the "cap," the security pays additional interest income. If rates do not rise above the "cap," the Fund will have paid an additional amount for a feature that proves worthless. The Fund anticipates that it will invest no more than 10% of its total assets in inverse floaters.

      |X| Other Derivatives. The Fund can also invest in other municipal derivative securities that pay interest that depends on changes in price or value of an index or another investment. Examples of those derivatives are interest rate swaps, and futures based on municipal bond indices.

      |X| "When-Issued" and "Delayed-Delivery" Transactions. The Fund can purchase municipal securities on a "when-issued" basis and may purchase or sell such securities on a "delayed- delivery" basis. These terms refer to securities that have been created and for which a market exists, but which are not available for immediate delivery. The Fund does not intend to make such purchases for speculative purposes. During the period between the purchase and settlement, no payment is made for the security and no interest accrues to the buyer from the investment. There is a risk of loss to the Fund if the value of the security declines prior to the settlement date.

      |X| Puts and Stand-By Commitments. The Fund can acquire "stand-by commitments" or "puts" with respect to municipal securities. These investments give the Fund the right to sell the securities at a set price on demand to the issuing broker-dealer or bank. However, a security having this feature may have a lower interest rate. The Fund will acquire stand-by commitments or puts solely to enhance portfolio liquidity.

      |X| Illiquid and Restricted Securities. Under the policies and procedures established by the Fund's Board of Trustees, the Manager determines the liquidity of the Fund's investments. Investments may be illiquid because of the absence of an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold precisely until it is registered under the Securities Act of 1933. The Fund will not invest more than 10% of its net assets in illiquid or restricted securities (the Board can increase that limit to 15%). Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

      |X| Hedging. The Fund can purchase and sell certain kinds of futures contracts, put and call options, and options on futures and broadly-based municipal bond indices, or enter into interest rate swap agreements. These are all referred to as "hedging instruments." The Fund does not use hedging instruments for speculative purposes, and has limits on the use of them. The Fund does not use hedging instruments to a substantial degree and is not required to use them in seeking its goal.

      The Fund could buy and sell options and futures for a number of purposes. It might do so to try to manage its exposure to the possibility that the prices of its portfolio securities may decline, or to establish a position in the securities market as a temporary substitute for purchasing individual securities. It might do so to try to manage its exposure to changing interest rates.

      If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market for the future or option.

      Options trading involves the payment of premiums and has special tax effects on the Fund. There are also special risks in particular hedging strategies. For example, interest rate swaps are subject to credit risks and also to interest rate risks. The Fund could be obligated to pay more under its swap agreements than it receives under them, as a result of interest rate changes. The Fund may not enter into swaps with respect to more than 25% of its total assets.

Temporary Defensive Investments. The Fund can invest up to 100% of its total assets in temporary defensive investments from time to time. This could happen during periods of volatile or adverse market conditions. Generally the Fund's defensive investments would be short-term municipal securities but could be U.S. government securities or highly-rated corporate debt securities. The income from some of those temporary defensive investments might not be tax-exempt, and therefore when making those investments the Fund might not achieve its objective.

      Under normal market conditions, the Fund can also hold these types of investments for cash management purposes (in amounts not exceeding 20% of its total assets) pending the investment of proceeds from the sale of Fund shares or portfolio securities, or to meet anticipated redemptions of Fund shares. The Fund may invest up to 20% of its assets in taxable investments under normal market conditions.

Year 2000 Risks. Because many computer software systems in use today cannot distinguish the year 2000 from the year 1900, the markets for securities in which the Fund invests could be detrimentally affected by computer failures beginning January 1, 2000. Failure of computer systems used for securities trading could result in settlement and liquidity problems for the Fund and other investors. That failure could have a negative impact on handling securities trades, pricing and accounting services. Data processing errors by government issuers of securities could result in economic uncertainties, and those issuers could incur substantial costs in attempting to prevent or fix such errors, all of which could have a negative effect on the Fund's investments and returns.

      The Manager, the Distributor and the Transfer Agent have been working on necessary changes to their computer systems to deal with the year 2000 and expect that their systems will be adapted in time for that event, although there cannot be assurance of success. Additionally, the services they provide depend on the interaction of their computer systems with those of brokers, information services, the Fund's custodian bank and other parties. Therefore, any failure of the computer systems of those parties to deal with the year 2000 may also have a negative effect on the services they provide to the Fund. The extent of that risk cannot be ascertained at this time.

How the Fund is Managed

The  Manager.  The  Fund's  investment  Manager,   OppenheimerFunds,   Inc.,  is
responsible for selecting the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under an Investment Advisory Agreement that states the Manager's responsibilities. The Agreement lists that the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

      The Manager has operated as an investment advisor since 1959. The Manager (including subsidiaries) currently manages investment companies, including other Oppenheimer funds, with assets of more than $95 billion as of December 31, 1998, and with more than 4 million shareholder accounts. The Manager is located at Two World Trade Center, 34th Floor, New York, New York 10048-0203.

     |X| Portfolio Manager. The portfolio manager of the Fund is Caryn Halbrecht, a Vice President of the Fund and of the Manager. She has been the person principally responsible for the day-to-day management of the Fund's portfolio, since October 18, 1993. Ms. Halbrecht also serves as an officer and portfolio managers for other Oppenheimer funds.

      |X| Advisory Fees. Under the Investment Advisory Agreement, the Fund pays the Manager an advisory fee at an annual rate which declines on additional assets as the Fund grows: 0.50% of the first $100 million of average annual net assets, 0.45% of the next $150 million, 0.425% of the next $250 million, and 0.40% of average annual net assets in excess of $500 million. The Fund's management fee for its last fiscal year ended September 30, 1998, was 0.49% of average annual net assets for each class of shares.

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About Your Account
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How to Buy Shares

How Are Shares Purchased? You can buy shares several ways -- through any dealer, broker or financial institution that has a sales agreement with the Fund's Distributor, or directly through the Distributor, or automatically through an Asset Builder Plan under the OppenheimerFunds AccountLink service. The Distributor may appoint certain servicing agents to accept purchase (and redemption) orders. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

      |X|   Buying  Shares  Through Your  Dealer.  Your dealer will place your order with the Distributor on your behalf.

      |X| Buying Shares Through the Distributor. Complete an OppenheimerFunds New Account Application and return it with a check payable to "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver, Colorado 80217. If you don't list a dealer on the application, the Distributor will act as your agent in buying the shares. However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you.

      |X| Buying Shares by Federal Funds Wire. Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum investment is $2,500. Before sending a wire, call the Distributor's Wire Department at 1-800-525-7048 to notify the Distributor of the wire, and to receive further instructions.

      |X| Buying Shares Through OppenheimerFunds AccountLink. With AccountLink, shares are purchased for your account on the regular business day the Distributor is instructed by you to initiate the Automated Clearing House (ACH) transfer to buy the shares. You can provide those instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds PhoneLink, also described below. Please refer to "AccountLink," below for more details.

      |X| Buying Shares Through Asset Builder Plans. You may purchase shares of the Fund (and up to four other Oppenheimer funds) automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink. Details are in the Asset Builder Application and the Statement of Additional Information.

How Much Must You Invest? You can open a Fund account with a minimum initial investment of $1,000 and make additional investments at any time with as little as $25. There are reduced minimum investments under special investment plans.

      |_| With Asset Builder Plans, Automatic Exchange Plans and military allotment plans, you can make initial and subsequent investments for as little as $25. Subsequent purchases of at least $25 can be made by telephone through AccountLink.

      |_| The minimum investment requirement does not apply to reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

At What Price Are Shares Sold? Shares are sold at their offering price (the net asset value per share plus any initial sales charge that applies). The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the Distributor receives the purchase order at its offices in Denver, Colorado, or after any agent appointed by the Distributor receives the order and sends it to the Distributor.

      |_| The net asset value of each class of shares is determined as of the close of The New York Stock Exchange, on each day the Exchange is open for trading (referred to in this Prospectus as a "regular business day"). The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some days. (All references to time in this Prospectus mean "New York time").

      The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. To determine net asset value, the Fund's Board of Trustees has established procedures to value the Fund's securities, in general based on market value. The Board has adopted special procedures for valuing illiquid and restricted securities and obligations for which market values cannot be readily obtained.

      |_| To receive the offering price for a particular day, in most cases the Distributor or its designated agent must receive your order by the time of day The New York Stock Exchange closes that day. If your order is received on a day when the Exchange is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.

      |_| If you buy shares through a dealer, your dealer must receive the order by the close of The New York Stock Exchange and transmit it to the Distributor so that it is received before the Distributor's close of business on a regular business day (normally 5:00 P.M.) to receive that day's offering price. Otherwise, the order will receive the next offering price that is determined.

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What Classes of Shares Does the Fund Offer? The Fund offers investors three different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares. If you do not choose a class, your investment will be made in Class A shares.
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      |X|   Class A  Shares.  If you buy Class A  shares,  you pay an  initial sales charge (on investments up to $1 million). The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in "How Can I Buy Class A Shares?" below.
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      |X|   Class B  Shares.  If you  buy  Class B  shares,  you pay no  sales charge at the time of purchase, but you will pay an annual asset-based sales charge, and if you sell your shares within six years of buying them, you will normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can I Buy Class B Shares?" below.
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      |X|   Class C  Shares.  If you  buy  Class C  shares,  you pay no  sales charge at the time of purchase, but you will pay an annual asset-based sales charge, and if you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1%, as described in "How Can I Buy Class C Shares?" below.
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Which Class of Shares Should You Choose? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

      The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. You should review these factors with your financial advisor. The discussion below assumes that you will purchase only one class of shares, and not a combination of shares of different classes.

      |X| How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B or Class C.

        |_| Investing for the Short Term. If you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should probably consider purchasing Class A or Class C shares rather than Class B shares. That is because of the effect of the Class B contingent deferred sales charge if you redeem within six years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

      However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

      And for investors who invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason, the Distributor normally will not accept purchase orders of $500,000 or more of Class B shares or $1 million or more of Class C shares from a single investor.

        |_| Investing for the Longer Term. If you are investing less than $100,000 for the longer-term, for example for retirement, and do not expect to need access to your money for seven years or more, Class B shares may be appropriate.

      Of course, these examples are based on approximations of the effect of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.

      |X| Are There Differences in Account Features That Matter to You? Some account features (such as checkwriting) may not be available to Class B or Class C shareholders. Other features (such as Automatic Withdrawal Plans) may not be advisable (because of the effect of the contingent deferred sales charge) for Class B or Class C shareholders. Therefore, you should carefully review how you plan to use your investment account before deciding which class of shares to buy. Additionally, the dividends payable to Class B and Class C shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A shares, such as the Class B and Class C asset-based sales charge described below and in the Statement of Additional Information. Share certificates are not available for Class B and Class C shares, and if you are considering using your shares as collateral for a loan, that may be a factor to consider.

      |X| How Does It Affect Payments to My Broker? A salesperson, such as a broker, may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class B and Class C contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of Class A shares: to compensate the Distributor for commissions and expenses it pays to dealers and financial institutions for selling shares. The Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

Special Sales Charge Arrangements and Waivers. Appendix C to the Statement of Additional Information details the conditions for the waiver of sales charges that apply in certain cases, and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or under specified retirement plan arrangements or in other special types of transactions.

How Can I Buy Class A Shares? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of Additional Information. Out of the amount you invest, the Fund receives the net asset value to invest for your account.

      The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as commission. The Distributor reserves the right to reallow the entire commission to dealers. The current sales charge rates and commissions paid to dealers and brokers are as follows:

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                            Front-end Sales   Front End Sales   Commission as
                            Charge As a       Charge As a       Percentage
                            Percentage of     Percentage     of of Offering
  Amount of Purchase        Offering Price    Net               Price
                                              Amount Invested
  ----------------------------------------------------------------------------
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  Less than $100,000        3.50%             3.63%             3.00%
  ----------------------------------------------------------------------------
  ----------------------------------------------------------------------------
  $100,000 or more but      3.00%             3.09%             2.50%
  less than $250,000
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  $250,000 or more but      2.50%             2.56%             2.00%
  less than $500,000
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  $500,000 or more but      2.00%             2.04%             1.50%
  less than $1 million
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      |X| Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds aggregating $1 million or more. The Distributor pays dealers of record commissions in an amount equal to 1.0% of purchases of $1 million or more other than by retirement accounts. That commission will be paid only on purchases that were not previously subject to a front-end sales charge and dealer commission.

      If you redeem any of those shares within 18 months of the end of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds. That sales charge will be equal to 1.0% of the lesser of (1) the aggregate net asset value of the redeemed shares at the time of redemption (excluding shares purchased by reinvestment of dividends or capital gain distributions) or (2) the original net asset value of the redeemed shares. However, the Class A contingent deferred sales charge will not exceed the aggregate amount of the commissions the Distributor paid to your dealer on all purchases of Class A shares of all Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.

      In determining whether a contingent deferred sales charge is payable when shares are redeemed, the Fund will first redeem shares that are not subject to the sales charge, including shares purchased by reinvestment of dividends and capital gains. Then the Fund will redeem other shares in the order in which you purchased them. The Class A contingent deferred sales charge is waived in certain cases described in Appendix C to the Statement of Additional Information.

      The Class A contingent deferred sales charge is not charged on exchanges of shares under the Fund's exchange privilege (described below). However, if the shares acquired by exchange are redeemed within 18 calendar months of the end of the calendar month in which the exchanged shares were originally purchased, then the sales charge will apply.

How Can I Reduce Sales Charges for Class A Share Purchases? You may be eligible to buy Class A shares at reduced sales charge rates under the Fund's "Right of Accumulation" or a Letter of Intent, as described in "Reduced Sales Charges" in the Statement of Additional Information.

      |X| Waivers of Class A Sales Charges. The Class A initial and contingent deferred sales charges are not imposed in the circumstances described in Appendix C to the Statement of Additional Information. In order to receive a waiver of the Class A contingent deferred sales charge, you must notify the Transfer Agent when purchasing shares whether any of the special conditions apply.

How Can I Buy Class B Shares? Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within 5 years of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

      The contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original net asset value. The contingent deferred sales charge is not imposed on:

      |_|   the amount of your  account  value  represented  by an increase in net asset value over the initial purchase price,

      |_|   shares  purchased  by the  reinvestment  of  dividends  or capital gains distributions, or

      |_| shares redeemed in the special circumstances described in Appendix C to the Statement of Additional Information.

      To determine whether the contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:

      (1) shares acquired by reinvestment of dividends and capital gains distributions,

      (2) shares held for over 6 years, and

      (3) shares held the longest during the 6-year period.

      The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule:

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                                        Contingent Deferred Sales Charge on
  Years Since Beginning of Month in     Redemptions in That Year
  which Purchase Order was Accepted     (As % of Amount Subject to Charge)
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  0 - 1                                 4.0%
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  1 - 2                                 3.0%
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  2 - 3                                 2.0%
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  3 - 4                                 2.0%
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  4 - 5                                 1.0%
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  5 and following                       None
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In the table, a "year" is a 12-month period. In applying the sales charge, all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

      |X| Automatic Conversion of Class B Shares. Class B shares automatically convert to Class A shares 72 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When Class B shares convert, any other Class B shares that were acquired by the reinvestment of dividends and distributions on the converted shares will also convert to Class A shares. The conversion feature is subject to the continued availability of a tax ruling described in the Statement of Additional Information.

How Can I Buy Class C Shares? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within 12 months of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

      The contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original net asset value. The contingent deferred sales charge is not imposed on:

      |_|   the amount of your account  value  represented  by the increase in net asset value over the initial purchase price,

o shares purchased by the reinvestment of dividends or capital gains distributions, or
o shares redeemed in the special circumstances described in Appendix C to the Statement of Additional Information.

      To determine whether the contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:

      (1) shares acquired by reinvestment of dividends and capital gains distributions,

      (2) shares held for over 12 months, and

(3) shares held the longest during the 12-month period.

Distribution and Service (12b-1) Plans.

      |X| Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares.

      |X| Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services and costs in distributing Class B and Class C shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual "asset-based sales charge" of 0.75% per year on Class B shares and on Class C shares. The Distributor also receives a service fee of 0.25% per year under each plan.

      The asset-based sales charge and service fees increase Class B and Class C expenses by 1.00% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

      The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B or Class C shares. The Distributor pays the 0.25% service fees to dealers in advance for the first year after the shares were sold by the dealer. After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis.

      The Distributor currently pays sales commission of 2.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sales of Class B shares is therefore 3.00% of the purchase price. The Distributor retains the Class B asset-based sales charge.

      The Distributor currently pays sales commissions of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class C shares is therefore 1.00% of the purchase price. The Distributor pays the asset-based sales charge as an ongoing commission to the dealer on Class C shares that have been outstanding for a year or more. Special Investor Services

AccountLink. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an Automated Clearing House (ACH) member. AccountLink lets you:

      |_| transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset Builder Plans, or

      |_| have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the Transfer Agent for more information.

      You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1-800-852-8457. The purchase payment will be debited from your bank account.

      AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer. After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions to the Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PhoneLink. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification Number (PIN), by calling the special PhoneLink number, 1-800-533-3310.

      |X| Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1-800-533-3310. You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.

      |X| Exchanging Shares. With the OppenheimerFunds exchange privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.

      |X| Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares," below for details.

Can I Submit Transaction Requests by Fax? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier). Please call 1-800-525-7048 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OppenheimerFunds Internet Web Site. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet web site, at http://www.oppenheimerfunds.com. Additionally, shareholders listed in the account registration (and the dealer of record) may request certain account transactions through a special section of that web site. To perform account transactions, you must first obtain a personal identification number (PIN) by calling the Transfer Agent at 1-800-533-3310. If you do not want to have Internet account transaction capability for your account, please call the Transfer Agent at 1-800-525-7048.

Automatic Withdrawal and Exchange Plans. The Fund has several plans that enable you to sell shares automatically or exchange them to another OppenheimerFunds account on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.

Reinvestment Privilege. If you redeem some or all of your Class A or Class B shares of the Fund, you have up to 6 months to reinvest all or part of the redemption proceeds in Class A shares of the Fund or other Oppenheimer funds without paying a sales charge. This privilege applies only to Class A shares that you purchased subject to an initial sales charge and to Class A or Class B shares on which you paid a contingent deferred sales charge when you redeemed them. This privilege does not apply to Class C shares. You must be sure to ask the Distributor for this privilege when you send your payment.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day. Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter, by using the Fund's checkwriting privilege or by telephone. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner, please call the Transfer Agent first, at 1-800-525-7048, for assistance.

      |X| Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):

      |_|   You wish to redeem $50,000 or more and receive a check

      |_|   The redemption check is not payable to all shareholders  listed on the account statement

      |_|   The redemption  check is not sent to the address of record on your account statement

      |_|   Shares are being  transferred  to a Fund  account with a different owner or name

      |_|   Shares are being  redeemed by someone (such as an Executor)  other than the owners

      |X| Where Can I Have My Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including: a U.S. bank, trust company, credit union or savings association, or by a foreign bank that has a U.S. correspondent bank, or by a U.S. registered dealer or broker in securities, municipal securities or government securities, or by a U.S. national securities exchange, a registered securities association or a clearing agency. If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

How Do I Sell Shares by Mail? Write a "letter of instructions" that includes:

      |_|   Your name

      |_|   The Fund's name

      |_|   Your Fund account number (from your account statement)

      |_|   The dollar amount or number of shares to be redeemed

      |_|   Any special payment instructions

      |_|   Any share certificates for the shares you are selling

      |_|   The signatures of all registered  owners exactly as the account is registered, and

      |_| Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

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Use the following address for requests by mail:
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217-5270
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Send courier or express mail requests to:
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OppenheimerFunds Services
10200 E. Girard Avenue, Building D
Denver, Colorado 80231

How Do I Sell Shares by Telephone? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price on a regular business day, your call must be received by the Transfer Agent by the close of The New York Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. You may not redeem shares held under a share certificate by telephone.

      |_|   To  redeem   shares   through  a  service   representative,   call
1-800-852-8457

      |_|   To redeem shares automatically on PhoneLink, call 1-800-533-3310

      Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?

      |X| Telephone Redemptions Paid by Check. Up to $50,000 may be redeemed by telephone in any 7-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

      |X| Telephone Redemptions Through AccountLink. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

Checkwriting Against Your Account. To write checks against your Fund account, request that privilege on your account Application, or contact the Transfer Agent for signature cards. They must be signed (with a signature guarantee) by all owners of the account and returned to the Transfer Agent so that checks can be sent to you to use. Shareholders with joint accounts can elect in writing to have checks paid over the signature of one owner. If you previously signed a signature card to establish checkwriting in another Oppenheimer fund, simply call 1-800-525-7048 to request checkwriting for an account in this Fund with the same registration as the other account.

      |_| Checks can be written to the order of whomever you wish, but may not be cashed at the Fund's bank or Custodian.

      |_| Checkwriting privileges are not available for accounts holding Class B shares or Class C shares, or Class A shares that are subject to a contingent deferred sales charge.

      |_|   Checks must be written for at least $100.

      |_|   Checks  cannot  be paid if they are  written  for more  than  your account value. Remember: your shares fluctuate in value and you should not write a check close to the total account value.

      |_| You may not write a check that would require the Fund to redeem shares that were purchased by check or Asset Builder Plan payments within the prior 10 days.

      |_| Don't use your checks if you changed your Fund account number, until you receive new checks.

Can I Sell Shares Through My Dealer? The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.

How to Exchange Shares

Shares of the Fund may be exchanged for shares of certain Oppenheimer funds at net asset value per share at the time of exchange, without sales charge.
To exchange shares, you must meet several conditions:

      |_|         Shares of the fund  selected for exchange  must be available for sale in your state of residence.

      |_| The prospectuses of this Fund and the fund whose shares you want to buy must offer the exchange privilege.

      |_| You must hold the shares you buy when you establish your account for at least 7 days before you can exchange them. After the account is open 7 days, you can exchange shares every regular business day.

     |_| You must meet the minimum purchase requirements for the fund you purchase by exchange.

     |_| Before exchanging into a fund, you should obtain and read its prospectus.

      Shares of a particular class of the Fund may be exchanged only for shares of the same class in the other Oppenheimer funds. For example, you can exchange Class A shares of this Fund only for Class A shares of another fund. In some cases, sales charges may be imposed on exchange transactions. For tax purposes, exchanges of shares involve a sale of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. Please refer to "How to Exchange Shares" in the Statement of Additional Information for more details.

How Do I Submit Exchange Requests? Exchanges may be requested in writing or by telephone:

      |X|         Written  Exchange  Requests.   Submit  an   OppenheimerFunds
Exchange Request form, signed by all owners of the account. Send it to the Transfer Agent at the address on the Back Cover. Exchanges of shares held under certificates cannot be processed unless the Transfer Agent receives the certificates with the request.

      |X| Telephone Exchange Requests. Telephone exchange requests may be made either by calling a service representative at 1-800-852-8457, or by using PhoneLink for automated exchanges by calling 1-800-533-3310. Telephone exchanges may be made only between accounts that are registered with the same name(s) and address. Shares held under certificates may not be exchanged by telephone.
      You can find a list of Oppenheimer funds currently available for exchanges in the Statement of Additional Information or obtain one by calling a service representative at 1-800-525-7048. That list can change from time to time.

Are There Limitations on Exchanges? There are certain exchange policies you should be aware of:

      |_| Shares are normally redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that conforms to the policies described above. It must be received by the close of The New York Stock Exchange that day, which is normally 4:00 P.M. but may be earlier on some days. However, either fund may delay the purchase of shares of the fund you are exchanging into up to seven days if it determines it would be disadvantaged by a same-day exchange. For example, the receipt of multiple exchange requests from a "market timer" might require the Fund to sell securities at a disadvantageous time and/or price.

      |_| Because excessive trading can hurt fund performance and harm shareholders, the Fund reserves the right to refuse any exchange request that it believes will disadvantage it, or to refuse multiple exchange requests submitted by a shareholder or dealer.

      |_| The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund will attempt to provide you notice whenever it is reasonably able to do so, it may impose these changes at any time.

      |_| If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional Information.

      |X| The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.

      |X| Telephone Transaction Privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.

      |X| The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.

      |X| Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.

      |X| Dealers that can perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.

      |X| The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for Class A, Class B and Class C shares. The redemption value of your shares may be more or less than their original cost.

      |X| Payment for redeemed shares ordinarily is made in cash. It is forwarded by check or through AccountLink (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.

      |X| The Transfer Agent may delay forwarding a check or processing a payment via AccountLink for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.

      |X| Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $200 for reasons other than the fact that the market value of shares has dropped. In some cases involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.

      |X| Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with securities from the Fund's portfolio.

      |X| "Backup Withholding" of Federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.

      |X| To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each annual and semi-annual report to shareholders having the same last name and address on the Fund's records. However, each shareholder may call the Transfer Agent at 1-800-525-7048 to ask that copies of those materials be sent personally to that shareholder.

Dividends and Tax Information

Dividends. The Fund intends to declare dividends separately for each class of shares from net tax-exempt income and/or net investment income each regular business day and to pay those dividends to shareholders monthly on a date selected by the Board of Trustees. Daily dividends will not be declared or paid on newly-purchased shares until Federal Funds are available to the Fund from the purchase payment for such shares.

      The Fund attempts to pay dividends on Class A shares at a constant level. There is no assurance that it will be able to do so. The Board of Trustees may change the targeted dividend level at any time, without prior notice to shareholders. Dividends and distributions paid on Class A shares will generally be higher than for Class B and Class C shares, which normally have higher expenses than Class A. The Fund cannot guarantee that it will pay any dividends or distributions.

Capital Gains. Although the Fund does not seek capital gains, it may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. Long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

What Choices Do I Have for Receiving Distributions? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:

      |X|         Reinvest  All  Distributions  in the Fund.  You can elect to
reinvest  all  dividends  and  long-term   capital  gains   distributions   in
additional shares of the Fund.

      |X| Reinvest Long-Term Capital Gains Only. You can elect to reinvest long-term capital gains distributions in the Fund while receiving dividends by check or having them sent to your bank account through AccountLink.

      |X|         Receive  All   Distributions  in  Cash.  You  can  elect  to
receive a check for all dividends and long-term capital gains distributions or have them sent to your bank through AccountLink.

      |X|         Reinvest  Your  Distributions  in  Another  OppenheimerFunds
Account. You can reinvest all distributions in the same class of shares of another OppenheimerFunds account you have established.

Taxes. Dividends paid from net investment income earned by the Fund on municipal securities will be excludable from gross income for Federal income tax purposes. A portion of a dividend that is derived from interest paid on certain "private activity bonds" may be an item of tax preference if you are subject to the alternative minimum tax. If the Fund earns interest on taxable investments, any dividends derived from those earnings will be taxable as ordinary income to shareholders.

      Dividends and capital gains distributions may be subject to state or local taxes. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your shares. Dividends paid from short-term capital gains and non-tax exempt net investment income are taxable as ordinary income. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same. Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year as well as the amount of your tax-exempt income.

      |X| Remember, There May be Taxes on Transactions. Even though the Fund seeks to distribute tax-exempt income to shareholders, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.

      |X|         Returns  of   Capital   Can   Occur.   In   certain   cases,
distributions made by the Fund may be considered a non-taxable return of capital to shareholders. If that occurs, it will be identified in notices to shareholders.

      This information is only a summary of certain federal tax information about your investment. You should consult with your tax adviser about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past 5 fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche, LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available on request.

Financial Highlights             Class A
                                 --------------------------------------------
                                 Year Ended September 30,
                                     1998     1997     1996     1995     1994
-------------------------------------------------------------------------------
Per Share Operating Data

Net asset value, beginning of
period                             $17.72   $17.07   $16.86   $16.14   $18.06
-------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                 .80      .91      .90      .90      .89
Net realized and unrealized
gain (loss)                           .75      .63      .20      .71    (1.84)
                                   ------   ------   ------   ------   ------
Total income (loss) from
investment operations                1.55     1.54     1.10     1.61     (.95)
-------------------------------------------------------------------------------
Dividends and distributions to
shareholders:
Dividends from net investment
income                               (.84)    (.89)    (.89)    (.89)    (.89)
Distributions from net realized
gain                                 (.12)      --       --       --     (.08)
                                   ------    -----    -----    -----   ------
Total dividends and
distributions to shareholders        (.96)    (.89)    (.89)    (.89)    (.97)
-------------------------------------------------------------------------------
Net asset value, end of period     $18.31   $17.72   $17.07   $16.86   $16.14
                                   ======   ======   ======   ======   ======

-------------------------------------------------------------------------------
Total Return, at Net Asset
Value(/3/)                           9.01%    9.25%    6.67%   10.29%   (5.46)%

-------------------------------------------------------------------------------
Ratios/Supplemental Data

Net assets, end of period (in
thousands)                       $102,687  $91,051  $83,516  $76,691  $67,793
-------------------------------------------------------------------------------
Average net assets (in
thousands)                       $ 96,458  $86,511  $81,233  $70,650  $66,953
-------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                4.49%    5.25%    5.27%    5.52%    5.23%
Expenses(/5/)                        0.89%    0.95%    1.02%    0.95%    1.05%
-------------------------------------------------------------------------------
Portfolio turnover rate(/6/)           73%      77%      93%      58%      99%

1. For the period from August 29, 1995 (inception of offering) to September 30, 1995.
2. Per share amounts calculated based on the average shares outstanding during the period.
3. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized.
5. Beginning in fiscal 1996, the expense ratio reflects the effect of expenses paid indirectly by the Fund. Prior year expense ratios have not been adjusted.
6. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended September 30, 1998 were $102,480,896 and $90,478,993, respectively.

Financial Highlights (continued)  Class B
                                  -------------------------------------------
                                  Year Ended September 30,
                                     1998     1997     1996     1995     1994
-------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of
period                             $17.73   $17.08   $16.87   $16.15   $18.07
-------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                 .67      .76      .77      .78      .77
Net realized and unrealized gain
(loss)                                .74      .65      .20      .71    (1.86)
                                   ------   ------   ------   ------   ------
Total income (loss) from
investment operations                1.41     1.41      .97     1.49    (1.09)
-------------------------------------------------------------------------------
Dividends and distributions to
shareholders:
Dividends from net investment
income                               (.70)    (.76)    (.76)    (.77)    (.75)
Distributions from net realized
gain                                 (.12)      --       --       --     (.08)
                                   ------    -----    -----    -----   ------
Total dividends and
distributions to shareholders        (.82)    (.76)    (.76)    (.77)    (.83)
-------------------------------------------------------------------------------
Net asset value, end of period     $18.32   $17.73   $17.08   $16.87   $16.15
                                   ======   ======   ======   ======   ======

-------------------------------------------------------------------------------
Total Return, at Net Asset
Value(/3/)                           8.18%    8.43%    5.87%    9.47%   (6.20)%

-------------------------------------------------------------------------------
Ratios/Supplemental Data

Net assets, end of period (in
thousands)                        $27,392  $19,974  $15,983  $13,341  $11,571
-------------------------------------------------------------------------------
Average net assets (in
thousands)                        $23,817  $17,309  $14,822  $11,987  $ 9,209
-------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                3.76%    4.48%    4.50%    4.75%    4.43%
Expenses(/5/)                        1.64%    1.71%    1.77%    1.71%    1.82%
-------------------------------------------------------------------------------
Portfolio turnover rate(/6/)           73%      77%      93%      58%      99%

1. For the period from August 29, 1995 (inception of offering) to September 30, 1995.
2. Per share amounts calculated based on the average shares outstanding during the period.
3. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized.
5. Beginning in fiscal 1996, the expense ratio reflects the effect of expenses paid indirectly by the Fund. Prior year expense ratios have not been adjusted.
6. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended September 30, 1998 were $102,480,896 and $90,478,993, respectively.

Financial Highlights (continued)     Class C
                                     ------------------------------------------
                                     Year Ended September 30,
                                       1998  1997(/2/)   1996    1995(/1/)
-------------------------------------------------------------------------------
Per Share Operating Data


Net asset value, beginning of
period                               $17.72   $17.06   $16.86  $16.72
-------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                   .70      .76      .75     .08
Net realized and unrealized gain
(loss)                                  .71      .65      .21     .14
                                     ------   ------   ------  ------
Total income (loss) from investment
operations                             1.41     1.41      .96     .22
-------------------------------------------------------------------------------
Dividends and distributions to
shareholders:
Dividends from net investment
income                                 (.70)    (.75)    (.76)   (.08)
Distributions from net realized
gain                                   (.12)      --       --      --
                                       ----    -----    -----   -----
Total dividends and distributions
to shareholders                        (.82)    (.75)    (.76)   (.08)
-------------------------------------------------------------------------------
Net asset value, end of period       $18.31   $17.72   $17.06  $16.86
                                     ======   ======   ======  ======

-------------------------------------------------------------------------------
Total Return, at Net Asset
Value(/3/)                             8.18%    8.48%    5.77%   1.30%

-------------------------------------------------------------------------------
Ratios/Supplemental Data

Net assets, end of period (in
thousands)                           $4,923   $2,554   $  924  $  211
-------------------------------------------------------------------------------
Average net assets (in thousands)    $3,661   $1,720   $  618  $    1
-------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                  3.82%    4.45%    4.38%   4.89%(/4/)
Expenses(/5/)                          1.64%    1.72%    1.81%   1.07%(/4/)
-------------------------------------------------------------------------------
Portfolio turnover rate(/6/)             73%      77%      93%     58%

1. For the period from August 29, 1995 (inception of offering) to September 30, 1995.
2. Per share amounts calculated based on the average shares outstanding during the period.
3. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized.
5. Beginning in fiscal 1996, the expense ratio reflects the effect of expenses paid indirectly by the Fund. Prior year expense ratios have not been adjusted.
6. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended September 30, 1998 were $102,480,896 and $90,478,993, respectively.

For  More  Information  About  Oppenheimer   Intermediate  Municipal  Fund:  The
following additional information about the Fund is available without charge upon request:

Statement of Additional Information
This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

Annual and Semi-Annual Reports
Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information:
You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, and other information about the Fund or your account:

By Telephone:
Call OppenheimerFunds Services toll-free:
1-800-525-7048

By Mail:
Write to:
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217-5270

On the Internet:
You can read or down-load documents on the OppenheimerFunds web site: http://www.oppenheimerfunds.com

You can also obtain copies of the Statement of Additional Information and other Fund documents and reports by visiting the SEC's Public Reference Room in Washington, D.C. (Phone 1-800-SEC-0330) or the SEC's Internet web site at http://www.sec.gov. Copies may be obtained upon payment of a duplicating fee by writing to the SEC's Public Reference Section, Washington, D.C. 20549-6009.

 No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

                                      The Fund's  shares  are  distributed by:
                                (logo)OppenheimerFunds  Distributor, Inc.


SEC File No. 811-2668
PR0860.001.0199 Printed on recycled paper.

                            APPENDIX TO PROSPECTUS OF
                     OPPENHEIMER INTERMEDIATE MUNICIPAL FUND


      Graphic material included in Prospectus of Oppenheimer Intermediate Municipal Fund: "Annual Total Returns (Class A) (as of 12/31 each year).

      A bar chart will be included in the Prospectus of Oppenheimer Intermediate Municipal Fund (the "Fund") depicting the annual total returns of a hypothetical $10,000 investment in Class A shares of the Fund for each of the ten most recent calendar years without deducting sales charges. Set forth below are the relevant data points that will appear on the bar chart.

Calendar          Oppenheimer Intermediate
Year              Municipal Fund
Ended             Class A Shares

12/31/89             11.23%
12/31/90              6.12%
12/31/91             11.87%
12/31/92              9.32%
12/31/93              9.91%
12/31/94             -4.36%
12/31/95             13.40%
12/31/96              5.06%
12/31/97              9.02%
12/31/98              6.15%

------------------------------------------------------------------------------
Oppenheimer Intermediate Municipal Fund
------------------------------------------------------------------------------

6803 South Tucson Way, Englewood, Colorado 80112
1-800-525-7048

Statement of Additional Information dated January 29, 1999

      This Statement of Additional Information is not a Prospectus. This document contains additional information about the Fund and supplements information in the Prospectus dated January 29, 1999. It should be read together with the Prospectus, which may be obtained by writing to the Fund's Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado 80217 or by calling the Transfer Agent at the toll-free number shown above or by downloading it from the OppenheimerFunds Internet web site at www.oppenheimerfunds.com.

Contents                                                                Page

About the Fund
Additional Information About the Fund's Investment Policies and Risks.........
     The Fund's Investment Policies...........................................
     Municipal Securities.....................................................
     Other Investment Techniques and Strategies...............................
     Investment Restrictions..................................................
How the Fund is Managed.......................................................
     Organization and History.................................................
     Trustees and Officers of the Fund........................................
     The Manager .............................................................
Brokerage Policies of the Fund................................................
Distribution and Service Plans................................................
Performance of the Fund.......................................................

About Your Account
How To Buy Shares.............................................................
How To Sell Shares............................................................
How to Exchange Shares........................................................
Dividends and Taxes...........................................................
Additional Information About the Fund.........................................


Financial Information About the Fund
Independent Auditors' Report..................................................
Financial Statements .........................................................

Appendix A: Municipal Bond Rating Definitions..............................A-1
Appendix B: Industry Classifications.......................................B-1
Appendix C: Special Sales Charge Arrangements and Waivers..................C-1

------------------------------------------------------------------------------
ABOUT THE FUND
------------------------------------------------------------------------------


Additional Information About the Fund's Investment Policies and Risks

The investment objective and the principal investment policies of the Fund are described in the Prospectus. This Statement of Additional Information contains supplemental information about those policies and the types of securities that the Fund's investment Manager, OppenheimerFunds, Inc., can select for the Fund. Additional explanations are also provided about the strategies the Fund may use to try to achieve its objective.

The Fund's Investment Policies. The composition of the Fund's portfolio and the techniques and strategies that the Fund's Manager uses in selecting portfolio securities will vary over time. The Fund is not required to use all of the investment techniques and strategies described below at all times in seeking its goal. It may use some of the special investment techniques and strategies at some times or not at all.

      The Fund does not make investments with the objective of seeking capital growth. However, the values of the securities held by the Fund may be affected by changes in general interest rates and other factors, prior to their maturity. Because the current values of debt securities vary inversely with changes in prevailing interest rates, if interest rates increase after a security is purchased, that security will normally fall in value. Conversely, should interest rates decrease after a security is purchased, normally its value will rise.

      However, those fluctuations in value will not generally result in realized gains or losses to the Fund unless the Fund sells the security prior to the security's maturity. A debt security held to maturity is redeemable by its issuer at full principal value plus accrued interest. The Fund does not usually intend to dispose of securities prior to their maturity, but may do so for liquidity purposes, or because of other factors affecting the issuer that cause the Manager to sell the particular security. In that case, the Fund could realize a capital gain or loss on the sale.

      There are variations in the credit quality of municipal securities, both within a particular rating classification and between classifications. These variations depend on numerous factors. The yields of municipal securities depend on a number of factors, including general conditions in the municipal securities market, the size of a particular offering, the maturity of the obligation and rating (if any) of the issue. These factors are discussed in greater detail below.

      |X| Portfolio Turnover. A change in the securities held by the Fund from buying and selling investments is known as "portfolio turnover." Short-term trading increases the rate of portfolio turnover and could increase the Fund's transaction costs. However, the Fund ordinarily incurs little or no brokerage expense because most of the Fund's portfolio transactions are principal trades that do not require payment of brokerage commissions.

The Fund ordinarily does not trade securities to achieve capital gains, because they would not be tax-exempt income. To a limited degree, the Fund may engage in short-term trading to attempt to take advantage of short-term market variations. It may also do so to dispose of a portfolio security prior to its maturity. That might be done if, on the basis of a revised credit evaluation of the issuer or other considerations, the Manager believes such disposition is advisable or the Fund needs to generate cash to satisfy requests to redeem Fund shares. In those cases, the Fund may realize a capital gain or loss on its investments. The Fund's annual portfolio turnover rate normally is not expected to exceed 100%.

Municipal Securities. The types of municipal securities in which the Fund may invest are described in the Prospectus under "About the Fund's Investments." Municipal securities are generally classified as general obligation bonds, revenue bonds and notes. A discussion of the general characteristics of these principal types of municipal securities follows below.

      |X| Municipal Bonds. We have classified municipal securities having a maturity (when the security is issued) of more than one year as "municipal bonds." The principal classifications of long-term municipal bonds are "general obligation" and "revenue" (including "industrial development") bonds. They may have fixed, variable or floating rates of interest, as described below.

            Some bonds may be "callable," allowing the issuer to redeem them before their maturity date. To protect bondholders, callable bonds may be issued with provisions that prevent them from being called for a period of time. Typically, that is 5 to 10 years from the issuance date. When interest rates decline, if the call protection on a bond has expired, it is more likely that the issuer may call the bond. If that occurs, the Fund might have to reinvest the proceeds of the called bond in bonds that pay a lower rate of return.

        |_| General Obligation Bonds. The basic security behind general obligation bonds is the issuer's pledge of its full faith and credit and taxing power, if any, for the repayment of principal and the payment of interest. Issuers of general obligation bonds include states, counties, cities, towns, and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The rate of taxes that can be levied for the payment of debt service on these bonds may be limited or unlimited. Additionally, there may be limits as to the rate or amount of special assessments that can be levied to meet these obligations.

        |_| Revenue Bonds. The principal security for a revenue bond is generally the net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise tax or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects. Examples include electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals.

      Although  the  principal  security  for these types of bonds may vary from bond to bond, many provide additional security in the form of a debt service reserve fund that may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

        |_| Industrial Development Bonds. Industrial development bonds are considered municipal bonds if the interest paid is exempt from federal income tax. They are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds may also be used to finance public facilities such as airports, mass transit systems, ports, and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed by the bond as security for those payments.

      |_| Private Activity Municipal Securities. The Tax Reform Act of 1986 (the "Tax Reform Act") reorganized, as well as amended, the rules governing tax exemption for interest on certain types of municipal securities. The Tax Reform Act generally did not change the tax treatment of bonds issued in order to finance governmental operations. Thus, interest on general obligation bonds issued by or on behalf of state or local governments, the proceeds of which are used to finance the operations of such governments, continues to be tax-exempt. However, the Tax Reform Act limited the use of tax-exempt bonds for non-governmental (private) purposes. More stringent restrictions were placed on the use of proceeds of such bonds. Interest on certain private activity bonds is taxable under the revised rules. There is an exception for "qualified" tax-exempt private activity bonds, for example, exempt facility bonds including certain industrial development bonds, qualified mortgage bonds, qualified
Section 501(c)(3) bonds, and qualified student loan bonds.

      In addition, limitations as to the amount of private activity bonds which each state may issue were revised downward by the Tax Reform Act, which will reduce the supply of such bonds. The value of the Fund's portfolio could be affected if there is a reduction in the availability of such bonds.

      Interest on certain private activity bonds issued after August 7, 1986, which continues to be tax-exempt, will be treated as a tax preference item subject to the alternative minimum tax (discussed below) to which certain taxpayers are subject. The Fund may hold municipal securities the interest on which (and thus a proportionate share of the exempt-interest dividends paid by the Fund) will be subject to the Federal alternative minimum tax on individuals and corporations.

      The Federal alternative minimum tax is designed to ensure that all persons who receive income pay some tax, even if their regular tax is zero. This is accomplished in part by including in taxable income certain tax preference items that are used to calculate alternative minimum taxable income. The Tax Reform Act made tax-exempt interest from certain private activity bonds a tax preference item for purposes of the alternative minimum tax on individuals and corporations. Any exempt-interest dividend paid by a regulated investment company will be treated as interest on a specific private activity bond to the extent of the proportionate relationship the interest the investment company receives on such bonds bears to all its exempt interest dividends.

      In addition, corporate taxpayers subject to the alternative minimum tax may, under some circumstances, have to include exempt-interest dividends in calculating their alternative minimum taxable income. That could occur in situations where the "adjusted current earnings" of the corporation exceeds its alternative minimum taxable income.

      To determine whether a municipal security is treated as a taxable private activity bond, it is subject to a test for: (a) a trade or business use and security interest, or (b) a private loan restriction. Under the trade or business use and security interest test, an obligation is a private activity bond if: (i) more than 10% of the bond proceeds are used for private business purposes and (ii) 10% or more of the payment of principal or interest on the issue is directly or indirectly derived from such private use or is secured by the privately used property or the payments related to the use of the property. For certain types of uses, a 5% threshold is substituted for this 10% threshold.

      The term "private business use" means any direct or indirect use in a trade or business carried on by an individual or entity other than a state or municipal governmental unit. Under the private loan restriction, the amount of bond proceeds that may be used to make private loans is limited to the lesser of 5% or $5.0 million of the proceeds. Thus, certain issues of municipal securities could lose their tax-exempt status retroactively if the issuer fails to meet certain requirements as to the expenditure of the proceeds of that issue or the use of the bond-financed facility. The Fund makes no independent investigation of the users of such bonds or their use of proceeds of the bonds. If the Fund should hold a bond that loses its tax-exempt status retroactively, there might be an adjustment to the tax-exempt income previously distributed to shareholders.

      Additionally, a private activity bond that would otherwise be a qualified tax-exempt private activity bond will not, under Internal Revenue Code Section 147(a), be a qualified bond for any period during which it is held by a person who is a "substantial user" of the facilities or by a "related person" of such a substantial user. This "substantial user" provision applies primarily to exempt facility bonds, including industrial development bonds. The Fund may invest in industrial development bonds and other private activity bonds. Therefore, the Fund may not be an appropriate investment for entities which are "substantial users" (or persons related to "substantial users") of such exempt facilities. Those entities and persons should consult their tax advisers before purchasing shares of the Fund.

      A "substantial user" of such facilities is defined generally as a "non-exempt person who regularly uses part of a facility" financed from the proceeds of exempt facility bonds. Generally, an individual will not be a "related person" under the Internal Revenue Code unless such individual or the individual's immediate family (spouse, brothers, sisters and immediate descendants) own directly or indirectly in the aggregate more than 50% in value of the equity of a corporation or partnership which is a "substantial user" of a facility financed from the proceeds of exempt facility bonds.

      |X| Municipal Notes. Municipal securities having a maturity (when the security is issued) of less than one year are generally known as municipal notes. Municipal notes generally are used to provide for short-term working capital needs. Some of the types of municipal notes the Fund can invest in are described below.

        |_| Tax Anticipation Notes. These are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenue, such as income, sales, use or other business taxes, and are payable from these specific future taxes.

        |_| Revenue   Anticipation   Notes.   These   are   notes   issued  in
expectation of receipt of other types of revenue, such as Federal revenues available under Federal revenue-sharing programs.

        |_| Bond Anticipation Notes. Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. The long-term bonds that are issued typically also provide the money for the repayment of the notes.

        |_|  Construction  Loan  Notes.   These  are  sold  to  provide  project
construction financing until permanent financing can be secured. After successful completion and acceptance of the project, it may receive permanent financing through public agencies, such as the Federal Housing Administration.

      |X|   Tax Exempt Commercial  Paper.  This type of short-term  obligation
(usually having a maturity of 270 days or less) is issued by a municipality to meet current working capital needs.

      |X| Municipal Lease Obligations. The Fund's investments in municipal lease obligations may be through certificates of participation that are offered to investors by public entities. Municipal leases may take the form of a lease or an installment purchase contract issued by a state or local government authority to obtain funds to acquire a wide variety of equipment and facilities.

      Some municipal lease securities may be deemed to be "illiquid" securities. Their purchase by the Fund would be limited as described below in "Illiquid Securities." From time to time the Fund may invest more than 5% of its net assets in municipal lease obligations that the Manager has determined to be liquid under guidelines set by the Board of Trustees. Those guidelines require the Manager to evaluate:
     |_| the frequency of trades and price quotations for such securities;
     |_| the number of dealers or other potential buyers willing to purchase or sell such securities;
     |_| the availability of market-makers; and |_| the nature of the trades for such securities.

            Municipal leases have special risk considerations. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for that purpose on a yearly basis. While the obligation might be secured by the lease, it might be difficult to dispose of that property in case of a default.

      Projects financed with certificates of participation generally are not subject to state constitutional debt limitations or other statutory requirements that may apply to other municipal securities. Payments by the public entity on the obligation underlying the certificates are derived from available revenue sources. That revenue might be diverted to the funding of other municipal service projects. Payments of interest and/or principal with respect to the certificates are not guaranteed and do not constitute an obligation of a state or any of its political subdivisions.

      In addition to the risk of "non-appropriation," municipal lease securities do not have as highly liquid a market as conventional municipal bonds. Municipal leases, like other municipal debt obligations, are subject to the risk of non-payment of interest or repayment of principal by the issuer. The ability of issuers of municipal leases to make timely lease payments may be adversely affected in general economic downturns and as relative governmental cost burdens are reallocated among federal, state and local governmental units. A default in payment of income would result in a reduction of income to the Fund. It could also result in a reduction in the value of the municipal lease and that, as well as a default in repayment of principal, could result in a decrease in the net asset value of the Fund. While the Fund holds such securities, the Manager will also evaluate the likelihood of a continuing market for these securities and their credit quality.

      |X| Duration of the Fund's Portfolio. The Fund can invest in debt securities of any maturity or duration but currently has an operating policy to maintain a dollar-weighted average effective portfolio duration of 4.5 to 8 years. The goal is to try to manage the sensitivity of the Fund's portfolio to changes in interest rates, and in doing so to manage the volatility of the Fund's share prices in response to those changes. However, unanticipated events may change the effective duration of a security after the Fund buys it, and there can be no assurance that the Fund will achieve its targeted duration at all times.

      The Manager determines the effective duration of debt obligations purchased by the Fund considering various factors that apply to a particular type of debt obligation, including those described below. Duration is a measure of the expected life of a security on a current-value basis expressed in years, using calculations that consider the security's yield, coupon interest payments, final maturity and call features.

      While a debt security's maturity can be used to measure the sensitivity of the security's price to changes in interest rates, the term to maturity of a security does not take into account the pattern (or expected pattern) of the security's payments of interest or principal prior to maturity. Duration, on the other hand, measures the length of the time interval from the present to the time when the interest and principal payments are scheduled to be received (or, in the case of a callable bond, when the interest payments are expected to be received). Duration calculations weigh them by the present value of the cash to be received at each future point in time. If the interest payments on a debt security occur prior to the repayment of principal, the duration of the security is less than its stated maturity. For zero-coupon securities, duration and term to maturity are equal.

      Absent other factors, the lower the stated or coupon rate of interest on a debt security or the longer the maturity or the lower the yield-to-maturity of the debt security, the longer the duration of the security. Conversely, the higher the stated or coupon rate of interest, the shorter the maturity or the higher the yield-to-maturity of a debt security, the shorter the duration of the security.

      Futures, options and options on futures in general have durations that are closely related to the duration of the securities that underlie them. Holding long futures positions or call option positions (backed by liquid assets) will tend to lengthen the portfolio's duration.

      In some cases the standard effective duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years. However, their exposure to interest rate changes corresponds to the frequency of the times at which their interest coupon rate is reset. In these and other similar situations, the Manager will use other analytical techniques that consider the economic life of the security as well as relevant macroeconomic factors in determining the Fund's effective duration.

      |X| Ratings of Municipal Securities. Ratings by ratings organizations such as Moody's Investors Service, Standard & Poor's Ratings Service and Fitch IBCA, Inc. represent the respective rating agency's opinions of the credit quality of the municipal securities they undertake to rate. However, their ratings are general opinions and are not guarantees of quality. Municipal securities that have the same maturity, coupon and rating may have different yields, while other municipal securities that have the same maturity and coupon but different ratings may have the same yield.

      Subsequent to its purchase by the Fund, a municipal security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event requires the Fund to sell the security, but the Manager will consider such events in determining whether the Fund should continue to hold the security. To the extent that ratings given by Moody's, Standard & Poor's, or Fitch change as a result of changes in those rating organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the Fund's investment policies.

      The Fund can buy municipal securities that are "pre-refunded." The issuer's obligation to repay the principal value of the security is generally collateralized with U.S. government securities placed in an escrow account. This causes the pre-refunded security to have essentially the same risks of default as a AAA-rated security.

      The rating definitions of Moody's, Standard & Poor's, Duff & Phelps and Fitch for municipal securities are contained in Appendix A to this Statement of Additional Information. The Fund can purchase securities that are unrated by nationally recognized rating organizations. The Manager will make its own assessment of the credit quality of unrated issues the Fund buys. The Manager will use criteria similar to those used by the rating agencies, and assign a rating category to a security that is comparable to what the Manager believes a rating agency would assign to that security. However, the Manager's rating does not constitute a guarantee of the quality of a particular issue.

      |_| Special Risk of Lower-Grade Securities. Lower grade securities may have a higher yield than securities rated in the higher rating categories. In addition to having a greater risk of default than higher-grade securities, there may be less of a market for these securities. As a result they may be harder to sell at an acceptable price. The additional risks mean that the Fund may not receive the anticipated level of income from these securities, and the Fund's net asset value may be affected by declines in the value of lower-grade securities. However, because the added risk of lower quality securities might not be consistent with the Fund's policy of preservation of capital, the Fund limits its investments in lower quality securities. While securities rated "Baa" by Moody's or "BBB" by Standard & Poor's or Duff & Phelps are investment grade, they may be subject to special risks and have some speculative characteristics.

      Other Investment Techniques and Strategies. In seeking its objective, the Fund may from time to time employ the types of investment strategies and investments described below. It is not required to use all of the strategies at all times and at times may not use them.

      |X| Floating Rate and Variable Rate Obligations. Variable rate demand obligations have a demand feature that allows the Fund to tender the obligation to the issuer or a third party prior to its maturity. The tender may be at par value plus accrued interest, according to the terms of the obligation.

      The interest rate on a floating rate demand note is based on a stated prevailing market rate, such as a bank's prime rate, the 91-day U.S. Treasury Bill rate, or some other standard, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate demand note is also based on a stated prevailing market rate but is adjusted automatically at specified intervals of not less than one year. Generally, the changes in the interest rate on such securities reduce the fluctuation in their market value. As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations of the same maturity. The Manager may determine that an unrated floating rate or variable rate demand obligation meets the Fund's quality standards by reason of being backed by a letter of credit or guarantee issued by a bank that meets those quality standards.

      Floating rate and variable rate demand notes that have a stated maturity in excess of one year may have features that permit the holder to recover the principal amount of the underlying security at specified intervals not exceeding one year and upon not more than 30 days' notice. The issuer of that type of note normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the note plus accrued interest. Generally the issuer must provide a specified number of days' notice to the holder.

      |X| Inverse Floaters and Other Derivative Investments. Inverse floaters may offer relatively high current income, reflecting the spread between long-term and short-term tax exempt interest rates. As long as the municipal yield curve remains relatively steep and short-term rates remain relatively low, owners of inverse floaters will have the opportunity to earn interest at above-market rates because they receive interest at the higher long-term rates but have paid for bonds with lower short-term rates. If the yield curve flattens and shifts upward, an inverse floater will lose value more quickly than a conventional long-term bond. The Fund will invest in inverse floaters to seek higher tax-exempt yields than are available from fixed-rate bonds that have comparable maturities and credit ratings. In some cases the holder of an inverse floater may have an option to convert the floater to a fixed-rate bond, pursuant to a "rate-lock option."

      Some inverse floaters have a feature known as an interest rate "cap" as part of the terms of the investment. Investing in inverse floaters that have interest rate caps might be part of a portfolio strategy to try to maintain a high current yield for the Fund when the Fund has invested in inverse floaters that expose the Fund to the risk of short-term interest rate fluctuations. "Embedded" caps can be used to hedge a portion of the Fund's exposure to rising interest rates. When interest rates exceed a pre-determined rate, the cap generates additional cash flows that offset the decline in interest rates on the inverse floater, and the hedge is successful. However, the Fund bears the risk that if interest rates do not rise above the pre-determined rate, the cap (which is purchased for additional cost) will not provide additional cash flows and will expire worthless.

      Inverse floaters are a form of derivative investment. Certain derivatives, such as options, futures, indexed securities and entering into swap agreements, can be used to increase or decrease the Fund's exposure to changing security prices, interest rates or other factors that affect the value of securities. However, these techniques could result in losses to the Fund, if the Manager judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's other investments. These techniques can cause losses if the counterparty does not perform its promises. An additional risk of investing in municipal securities that are derivative investments is that their market value could be expected to vary to a much greater extent than the market value of municipal securities that are not derivative investments but have similar credit quality, redemption provisions and maturities.

      |X| "When-Issued" and "Delayed-Delivery" Transactions. The Fund can purchase securities on a "when-issued" basis, and may purchase or sell such securities on a "delayed-delivery" (or "forward commitment") basis. "When-issued" or "delayed-delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery.

            When such transactions are negotiated the price (which is generally expressed in yield terms) is fixed at the time the commitment is made. Delivery and payment for the securities take place at a later date. Normally the settlement date is within six months of the purchase of municipal bonds and notes. However, the Fund may, from time to time, purchase municipal securities having a settlement date more than six months and possibly as long as two years or more after the trade date. The securities are subject to change in value from market fluctuation during the settlement period. The value at delivery may be less than the purchase price. For example, changes in interest rates in a direction other than that expected by the Manager before settlement will affect the value of such securities and may cause loss to the Fund. No income begins to accrue to the Fund on a when-issued security until the Fund receives the security at settlement of the trade.

      The Fund will engage in when-issued transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. When the Fund engages in when-issued or delayed-delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Its failure to do so may cause the Fund to lose the opportunity to obtain the security at a price and yield it considers advantageous.

      When the Fund engages in when-issued and delayed-delivery transactions, it does so for the purpose of acquiring or selling securities consistent with its investment objective and policies or for delivery pursuant to options contracts it has entered into, and not for the purposes of investment leverage. Although the Fund will enter into when-issued or delayed-delivery purchase transactions to acquire securities, the Fund may dispose of a commitment prior to settlement. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to deliver or receive against a forward commitment, it may incur a gain or loss.

      At the time the Fund makes a commitment to purchase or sell a security on a when-issued or forward commitment basis, it records the transaction on its books and reflects the value of the security purchased. In a sale transaction, it records the proceeds to be received, in determining its net asset value. The Fund will identify on its books liquid assets at least equal to the value of purchase commitments until the Fund pays for the investment.

      When-issued transactions and forward commitments can be used by the Fund as a defensive technique to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, the Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices. In periods of falling interest rates and rising prices, the Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or forward commitment basis, to obtain the benefit of currently higher cash yields.

      |X| Puts and Standby Commitments. When the Fund buys a municipal security subject to a standby commitment to repurchase the security, the Fund is entitled to same-day settlement from the purchaser. The Fund receives an exercise price equal to the amortized cost of the underlying security plus any accrued interest at the time of exercise. A put purchased in conjunction with a municipal security enables the Fund to sell the underlying security within a specified period of time at a fixed exercise price.

      The Fund might purchase a standby commitment or put separately in cash or it might acquire the security subject to the standby commitment or put (at a price that reflects that additional feature).

      The Fund will enter into these transactions only with banks and securities dealers that, in the Manager's opinion, present minimal credit risks. The Fund's ability to exercise a put or standby commitment will depend on the ability of the bank or dealer to pay for the securities if the put or standby commitment is exercised. If the bank or dealer should default on its obligation, the Fund might not be able to recover all or a portion of any loss sustained from having to sell the security elsewhere.

      Puts and standby commitments are not transferable by the Fund. They terminate if the Fund sells the underlying security to a third party. The Fund intends to enter into these arrangements to facilitate portfolio liquidity, although such arrangements might enable the Fund to sell a security at a pre-arranged price that may be higher than the prevailing market price at the time the put or standby commitment is exercised. However, the Fund might refrain from exercising a put or standby commitment if the exercise price is significantly higher than the prevailing market price, to avoid imposing a loss on the seller that could jeopardize the Fund's business relationships with the seller.

      A put or standby commitment increases the cost of the security and reduces the yield otherwise available from the security. Any consideration paid by the Fund for the put or standby commitment will be reflected on the Fund's books as unrealized depreciation while the put or standby commitment is held, and a realized gain or loss when the put or commitment is exercised or expires. Interest income received by the Fund from municipal securities subject to puts or stand-by commitments may not qualify as tax exempt in its hands if the terms of the put or stand-by commitment cause the Fund not to be treated as the tax owner of the underlying municipal securities.

      |X| Repurchase Agreements. The Fund may acquire securities subject to repurchase agreements. It may do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities transactions.

      In a repurchase transaction, the Fund acquires a security from, and simultaneously resells it to an approved vendor for delivery on an agreed upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved vendors include U.S. commercial banks, U.S. branches of foreign banks or broker-dealers that have been designated a primary dealer in government securities, which meet the credit requirements set by the Fund's Board of Trustees from time to time.

      The majority of these transactions run from day to day. Delivery pursuant to resale typically will occur within one to five days of the purchase. Repurchase agreements having a maturity beyond seven days are subject to the Fund's limits on holding illiquid investments. The Fund will not enter into transactions that will cause more than 25% of the Fund's total assets to be subject to repurchase agreements.

      Repurchase agreements, considered "loans" under the Investment Company Act, are collateralized by the underlying security. The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the collateral's value must equal or exceed the repurchase price to fully collateralize the repayment obligation. Additionally, the Manager will impose creditworthiness requirements to confirm that the vendor is financially sound and will continuously monitor the collateral's value. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

      |X| Illiquid and Restricted Securities. To enable the Fund to sell its holdings of a restricted security not registered under the Securities Act of 1933, the Fund might have to cause those securities to be registered. The expenses of registering restricted securities may be negotiated by the Fund with the issuer at the time the Fund buys the securities. When the Fund must arrange registration because the Fund wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund could sell it. The Fund would bear the risks of any downward price fluctuation during that period.

      The Fund has percentage limitations that apply to purchases of restricted and illiquid securities, as stated in the Prospectus. Those percentage restrictions do not limit purchases of restricted securities that are eligible for resale to qualified institutional purchasers pursuant to Rule 144A under the Securities Act of 1933, provided that those securities have been determined to be liquid by the Board of Directors of the Fund or by the Manager. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, the Fund's holding of that security may be deemed to be illiquid.

      The  Fund  can  also  acquire   restricted   securities   through  private
placements. Those securities have contractual restrictions on their public resale. Those restrictions might limit the Fund's ability to dispose of the securities and might lower the amount the Fund could realize upon the sale.

      |X| Loans of Portfolio Securities. To attempt to raise income or raise cash for liquidity purposes, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions. There are risks in connection with securities lending. The Fund might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities. The Fund presently does not intend to lend securities; but if it does, these loans cannot exceed 5% of the value of the Fund's total assets. Income from securities loans does not constitute exempt-interest income for the purpose of paying tax-exempt dividends.

      The Fund must receive collateral for a loan. Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned securities. It must consist of cash, bank letters of credit, securities of the U.S. government or its agencies or instrumentalities, or other cash equivalents in which the Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.

      When it lends securities, the Fund receives amounts equal to the dividends or interest on the loaned securities. It also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, and (c) interest on short-term debt securities purchased with the loan collateral. Either type of interest may be shared with the borrower. The Fund may pay reasonable finder's, administrative or other fees in connection with these loans. The terms of the Fund's loans must meet applicable tests under the Internal Revenue Code and must permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.

      |X| Hedging. The Fund can use hedging to attempt to protect against declines in the market value of its portfolio, to permit the Fund to retain unrealized gains in the value of portfolio securities that have appreciated, or to facilitate selling securities for investment reasons. To do so the Fund could:
     |_| sell interest rate futures or municipal bond index futures, |_| buy puts on such futures or securities, or |_| write covered calls on securities, interest rate futures or municipal bond index futures. The Fund can also write covered calls on debt securities to attempt to increase the Fund's income, but that income would not be tax-exempt. Therefore it is unlikely that the Fund would write covered calls for that purpose.

      The Fund can also use hedging to establish a position in the debt securities market as a temporary substitute for purchasing individual debt securities. In that case the Fund would normally seek to purchase the securities, and then terminate that hedging position. For this type of hedging, the Fund could:
      |_| buy interest rate futures or municipal bond index futures, or |_| buy calls on such futures or on securities.

      The Fund is not obligated to use hedging instruments, even though it is permitted to use them in the Manager's discretion, as described below. The Fund's strategy of hedging with futures and options on futures will be incidental to the Fund's investment activities in the underlying cash market. The particular hedging instruments the Fund can use are described below. The Fund may employ new hedging instruments and strategies when they are developed, if those investment methods are consistent with the Fund's investment objective, are approved by its Board, and are permissible under the Fund's investment restrictions and applicable regulations.

        |_| Futures. The Fund can buy and sell futures contracts relating to debt securities (these are called "interest rate futures") and municipal bond indices (these are referred to as "municipal bond index futures"), but only as a hedge against interest rate changes.

      An interest rate future obligates the seller to deliver (and the purchaser to take) cash or a specific type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the futures position.

      A "municipal bond index" assigns relative values to the municipal bonds in the index, and is used as the basis for trading long-term municipal bond futures contracts. Municipal bond index futures are similar to interest rate futures except that settlement is made only in cash. The obligation under the contract may also be satisfied by entering into an offsetting contract. The strategies which the Fund employs in using municipal bond index futures are similar to those with regard to interest rate futures.

      No money is paid by or received by the fund on the purchase or sale of a futures contract. Upon entering into a futures transaction, the Fund will be required to deposit an initial margin payment in cash or U.S. government securities with the futures commission merchant (the "futures broker"). Initial margin payments will be deposited with the Fund's Custodian in an account registered in the futures broker's name. However, the futures broker can gain access to that account only under certain specified conditions. As the future is marked to market (that is, its value on the Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

      At any time prior to the expiration of the future, the Fund may elect to close out its position by taking an opposite position at which time a final determination of variation margin is made and additional cash is required to be paid by or released to the Fund. Any gain or loss is then realized by the Fund on the Future for tax purposes. Although interest rate futures by their terms call for settlement by the delivery of debt securities, in most cases the obligation is fulfilled without such delivery by entering into an offsetting transaction. All futures transactions are effected through a clearing house associated with the exchange on which the contracts are traded.

      The Fund may concurrently buy and sell futures contracts in a strategy anticipating that the future the Fund purchased will perform better than the future the Fund sold. For example, the Fund might buy municipal bond futures and concurrently sell U.S. Treasury bond futures (a type of interest rate future). The Fund would benefit if municipal bonds outperform U.S. Treasury bonds on a duration-adjusted basis. There are risks that this type of futures strategy will not be successful. U.S. Treasury bonds might perform better on a duration-adjusted basis than municipal bonds, and the assumptions about duration that were used might be incorrect (for example, the duration of municipal bonds relative to U.S. Treasury bonds might turn out to be greater than anticipated).

        |_| Put and Call Options. The Fund can buy and sell certain kinds of put options (puts) and call options (calls), including index options, securities options and options on futures. These strategies are described below.

     |_| Writing Covered Call Options. The Fund can write (that is, sell) call options. Calls the Fund sells may be listed on a securities or commodities exchange or quoted on NASDAQ, the automated quotation system of The Nasdaq Stock Market, Inc. or traded in the over-the-counter market. Each call the Fund writes must be "covered" while it is outstanding. That means the Fund must own the investment on which the call was written. The Fund may write calls on futures contracts, but if it does not own the futures contract or deliverable securities, these calls must be covered by securities or other liquid assets that the Fund owns and segregates to enable it to satisfy its obligations if the call is exercised. Up to 20% of the Fund's total assets may be subject to calls.

      When the Fund writes a call on a security, it receives cash (a premium).The Fund agrees to sell the underlying investment to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security. The Fund has retained the risk of loss that the price of the underlying security may decline during the call period. That risk may be offset to some extent by the premium the Fund receives. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium and the investment.

      When the Fund writes a call on an index, it receives cash (a premium). If the buyer of the call exercises it, the Fund will pay an amount of cash equal to the difference between the closing price of the call and the exercise price, multiplied by the specified multiple that determines the total value of the call for each point of difference. If the value of the underlying investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium.

      The Fund's Custodian, or a securities depository acting for the Custodian, will act as the Fund's escrow agent through the facilities of the Options Clearing Corporation ("OCC"), as to the investments on which the Fund has written calls traded on exchanges, or as to other acceptable escrow securities. In that way, no margin will be required for such transactions. OCC will release the securities on the expiration of the calls or upon the Fund's entering into a closing purchase transaction.

      When the Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. Government securities dealer which will establish a formula price at which the Fund will have the absolute right to repurchase that OTC option. The formula price would generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (that is, the option is "in-the-money"). When the Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on illiquid securities) the mark-to-market value of any OTC option held by it, unless the option is subject to a buy-back agreement by the executing broker. The Securities and Exchange Commission is evaluating whether OTC options should be considered liquid securities. The procedure described above could be affected by the outcome of that evaluation.

      To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a "closing purchase transaction." The Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Fund wrote was more or less than the price of the call the Fund purchased to close out the transaction. A profit may also be realized if the call lapses unexercised, because the Fund retains the underlying investment and the premium received. Any such profits are considered short-term capital gains for Federal tax purposes, as are premiums on lapsed calls. When distributed by the Fund they are taxable as ordinary income.

      The Fund may also write calls on futures contracts without owning the futures contract or securities deliverable under the contract. To do so, at the time the call is written, the Fund must cover the call by segregating in escrow an equivalent dollar value of liquid assets. The Fund will segregate additional liquid assets if the value of the escrowed assets drops below 100% of the current value of the future. Because of this escrow requirement, in no circumstances would the Fund's receipt of an exercise notice as to that future put the Fund in a "short" futures position.

        |_| Writing Put Options. The Fund can sell put options. A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period. The Fund will not write puts if, as a result, more than 20% of the Fund's total assets would be required to be segregated to cover such put options.

      If the Fund writes a put, the put must be covered by segregated liquid assets. The premium the Fund receives from writing a put represents a profit, as long as the price of the underlying investment remains equal to or above the exercise price of the put. However, the Fund also assumes the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even if the value of the investment falls below the exercise price. If a put the Fund has written expires unexercised, the Fund realizes a gain in the amount of the premium less the transaction costs incurred. If the put is exercised, the Fund must fulfill its obligation to purchase the underlying investment at the exercise price. That price will usually exceed the market value of the investment at that time. In that case, the Fund may incur a loss if it sells the underlying investment. That loss will be equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs the Fund incurred.

      When writing a put option on a security, to secure its obligation to pay for the underlying security the Fund will deposit in escrow liquid assets with a value equal to or greater than the exercise price of the underlying securities. The Fund therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets.

      As long as the Fund's obligation as the put writer continues, it may be assigned an exercise notice by the broker-dealer through which the put was sold. That notice will require the Fund to take delivery of the underlying security and pay the exercise price. The Fund has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. That obligation terminates upon expiration of the put. It may also terminate if, before it receives an exercise notice, the Fund effects a closing purchase transaction by purchasing a put of the same series as it sold. Once the Fund has been assigned an exercise notice, it cannot effect a closing purchase transaction.

      The Fund may decide to effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent the underlying security from being put. Effecting a closing purchase transaction will also permit the Fund to write another put option on the security, or to sell the security and use the proceeds from the sale for other investments. The Fund will realize a profit or loss from a closing purchase transaction depending on whether the cost of the transaction is less or more than the premium received from writing the put option. Any profits from writing puts are considered short-term capital gains for Federal tax purposes, and when distributed by the Fund, are taxable as ordinary income.

        |_| Purchasing Calls and Puts. The Fund can buy calls on securities, broadly-based municipal bond indices, municipal bond index futures and interest rate futures. It can also buy calls to close out a call it has written, as discussed above. Calls the Fund buys may be listed on a securities or commodities exchange, or quoted on NASDAQ, or traded in the over-the-counter market. A call or put option may not be purchased if the purchase would cause the value of all the Fund's put and call options to exceed 5% of its total assets.

      When the Fund purchases a call (other than in a closing purchase transaction), it pays a premium. For calls on securities that the Fund buys, it has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. The Fund benefits only if (1) the call is sold at a profit or (2) the call is exercised when the market price of the underlying investment is above the sum of the exercise price plus the transaction costs and premium paid for the call. If the call is not either exercised or sold (whether or not at a profit), it will become worthless at its expiration date. In that case the Fund will lose its premium payment and the right to purchase the underlying investment.

      The Fund can buy puts on debt securities, municipal bond indices, and interest rate or municipal bond index futures, whether or not it owns the underlying investment. When the Fund purchases a put, it pays a premium and, except as to puts on indices, has the right to sell the underlying investment to a seller of a put on a corresponding investment during the put period at a fixed exercise price. Puts on municipal bond indices are settled in cash.

      Buying a put on an investment the Fund does not own (such as an index or future) permits the Fund either to resell the put or to buy the underlying investment and sell it at the exercise price. The resale price will vary inversely to the price of the underlying investment. If the market price of the underlying investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date.

      Buying a put on a debt security, interest rate future or municipal bond index future the Fund owns enables the Fund to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the investment at the exercise price to a seller of corresponding put. If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date. In that case the Fund will, have paid the premium but lost the right to sell the underlying investment. However, the Fund may sell the put prior to its expiration. That sale may or may not be at a profit

        |_| Risks of Hedging with Options and Futures. The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's returns.

      The Fund's option activities could affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Fund may cause the Fund to sell related portfolio securities, thus increasing its turnover rate. The exercise by the Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover. Although the decision whether to exercise a put it holds is within the Fund's control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put.

      The Fund could pay a brokerage commission each time it buys a call or put, sells a call, or buys or sells an underlying investment in connection with the exercise of a call or put. Such commissions might be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments. Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investment.

      If a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

      There is a risk in using short hedging by selling interest rate futures and municipal bond index futures or purchasing puts on municipal bond indices or futures to attempt to protect against declines in the value of the Fund's securities. The risk is that the prices of such futures or the applicable index will correlate imperfectly with the behavior of the cash (that is, market) prices of the Fund's securities. It is possible for example, that while the Fund has used hedging instruments in a short hedge, the market might advance and the value of debt securities held in the Fund's portfolio might decline. If that occurred, the Fund would lose money on the hedging instruments and also experience a decline in value of its debt securities. However, while this could occur over a brief period or to a very small degree, over time the value of a diversified portfolio of debt securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

      The risk of imperfect correlation increases as the composition of the Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of debt securities being hedged and movements in the price of the hedging instruments, the Fund might use hedging instruments in a greater dollar amount than the dollar amount of debt securities being hedged. It might do so if the historical volatility of the prices of the debt securities being hedged is greater than the historical volatility of the applicable index.

      The ordinary spreads between prices in the cash and futures markets are subject to distortions due to differences in the natures of those markets. All participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close out futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. From the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures markets may cause temporary price distortions.

      The Fund can use hedging instruments to establish a position in the municipal securities markets as a temporary substitute for the purchase of individual securities (long hedging). It is possible that the market might decline. If the Fund then concludes not to invest in such securities because of concerns that there might be further market decline or for other reasons, the Fund will realize a loss on the hedging instruments that is not offset by a reduction in the purchase price of the securities.

      An option position may be closed out only on a market that provides secondary trading for options of the same series. There is no assurance that a liquid secondary market will exist for a particular option. If the Fund could not effect a closing purchase transaction due to a lack of a market, it would have to hold the callable investment until the call lapsed or was exercised, and could incur losses.

        |_| Interest Rate Swap Transactions. In an interest rate swap, the Fund and another party exchange their right to receive or their obligation to pay interest on a security. For example, they may swap a right to receive floating rate payments for fixed rate payments. The Fund can enter into swaps only on securities it owns. The Fund may not enter into swaps with respect to more than 25% of its total assets. Also, the Fund will segregate liquid assets (such as cash or U.S. Government securities) to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed. Income from interest rate swaps may be taxable.

      Swap agreements entail both interest rate risk and credit risk. There is a risk that, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will have been greater than those received by it. Credit risk arises from the possibility that the counterparty will default. If the counterparty to an interest rate swap defaults, the Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received. The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis.

      The Fund can enter into swap transactions with appropriate counterparties pursuant to master netting agreements. A master netting agreement provides that all swaps done between the Fund and that counterparty under the master agreement shall be regarded as parts of an integral agreement. If on any date amounts are payable under one or more swap transactions, the net amount payable on that date shall be paid. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty can terminate the swaps with that party. Under master netting agreements, if there is a default resulting in a loss to one party, that party's damages are calculated by reference to the average cost of a replacement swap with respect to each swap. The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

        |_| Regulatory Aspects of Hedging Instruments. When using futures and options on futures, the Fund is required to operate within certain guidelines and restrictions established by the Commodity Futures Trading Commission (the "CFTC"). In particular, the Fund is exempted from registration with the CFTC as a "commodity pool operator" if the Fund complies with the requirements of Rule
4.5 adopted by the CFTC. That Rule does not limit the percentage of the Fund's assets that may be used for Futures margin and related options premiums for a bona fide hedging position. However, under the Rule the Fund must limit its aggregate initial futures margin and related options premiums to no more than 5% of the Fund's net assets for hedging strategies that are not considered bona fide hedging strategies under the Rule. Under the Rule, the Fund also must use short futures and options on futures positions solely for bona fide hedging purposes within the meaning and intent of the applicable provisions of the Commodity Exchange Act.

      Transactions in options by the Fund are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. Those limits apply regardless of whether the options were written or purchased on the same or different exchanges, or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of options that the Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same adviser as the Fund (or an adviser that is an affiliate of the Fund's adviser). The exchanges also impose position limits on futures transactions. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

      Under the Investment Company Act, when the Fund purchases an interest rate future or municipal bond index future, it must maintain cash or readily marketable short-term debt instruments in an amount equal to the market value of the investments underlying the future, less the margin deposit applicable to it.

      |X|   Temporary  Defensive  Investments.  The  securities  the  Fund can invest in for temporary defensive purposes include the following:
     |_|  short-term  municipal  securities;
     |_| obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities;
     |_| corporate debt securities rated within the three highest grades by a nationally recognized rating agency;
     |_| commercial paper rated "A-1" by Standard & Poor's, or having a comparable rating by another nationally recognized-rating agency; and
     |_| certificates of deposit of domestic banks with assets of $1 billion or more.

      |X| Taxable Investments. While the Fund can invest up to 20% of its total assets in investments that generate income subject to income taxes, it does not anticipate investing substantial amounts of its assets in taxable investments under normal market conditions or as part of its normal trading strategies and policies. To the extent it invests in taxable securities, the Fund would not be able to meet its objective of providing tax exempt income to its shareholders. Taxable investments include, for example, hedging instruments, repurchase agreements, and some of the types of securities it would buy for temporary defensive purposes.

Investment Restrictions

      |X| What Are "Fundamental Policies?" Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities. Under the Investment Company Act, such a "majority" vote is defined as the vote of the holders of the lesser of:
      |_| 67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
     |_| more than 50% of the outstanding shares.

      The Fund's investment objective is a fundamental policy. Other policies described in the Prospectus or this Statement of Additional Information are "fundamental" only if they are identified as such. The Fund's Board of Trustees can change non-fundamental policies without shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this Statement of Additional Information, as appropriate. The Fund's most significant investment policies are described in the Prospectus.

      |X|   Does the Fund Have Additional  Fundamental Policies? The following investment restrictions are fundamental policies of the Fund:

      |_| The Fund cannot borrow money, except from banks for temporary purposes in amounts not in excess of 5% of the value of the Fund's assets. No assets of the Fund may be pledged, mortgaged or hypothecated except to secure a borrowing, and in that case no more 10% of the Fund's total assets may be pledged, mortgaged or hypothecated. Borrowings may not be made for leverage, but only for liquidity purposes to satisfy redemption requests when liquidation of portfolio securities is considered inconvenient or disadvantageous. However, the Fund can enter into when-issued and delayed-delivery transactions as described in this Statement of Additional Information.

      |_| The Fund cannot make loans. However, the Fund can purchase or hold debt obligations, repurchase agreements and other instruments and securities it is permitted to own and may lend its portfolio securities and other investments it owns.

      |_| With respect to 75% of its total assets, the Fund cannot buy securities issued or guaranteed by any one issuer (except the U.S. government or any of its agencies or instrumentalities), if more than 5% of the Fund's total assets would be invested in securities of that issuer or the Fund would own more than 10% of that issuer's voting securities.

      |_| The Fund cannot invest more than 25% of its total assets in a single industry. As an operating policy, the Fund applies this restriction to 25% or more of its total assets. However, the Fund can invest more than 25% of its assets in a particular segment of the municipal bond market, but it will not invest more than 25% of its total assets in industrial revenue bonds in a single industry.

      |_| The Fund cannot invest in real estate. However, the Fund can invest in municipal securities or other permissible securities or instruments secured by real estate or interests in real estate.

      |_| The Fund cannot invest in interests in oil, gas, or other mineral exploration or development programs.

      |_| The Fund cannot purchase securities, or other instruments, on margin. However, the Fund can invest in options, futures, options on futures and similar instruments and may make margin deposits and payments in connection with those investments.

      |_|   The Fund cannot make short sales of securities.

      |_| The Fund cannot underwrite securities. A permitted exception is in case it is deemed to be an underwriter under the Securities Act of 1933 when reselling in securities held in its portfolio.

      |_| The Fund cannot invest in securities of other investment companies, except is they are acquired as part of a merger, consolidation or other acquisition.

      |_| The Fund cannot make investments for the purpose of exercising control of management.

      |_| The Fund cannot purchase securities of any issuer if officers, trustees and directors of the Fund or the Manager individually beneficially own more than 0.5% of the securities of that issuer and together own beneficially more than 5% of the outstanding securities.

      |_| The Fund cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of the Fund are designated as segregated or margin collateral or escrow arrangements are established to cover the related obligations. Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

      The Fund will not purchase or retain securities if, as a result, the Fund would have more than 5% of its total assets invested in securities of private issuers having a record of less than three years' continuous operation, or in industrial development bonds if the private entity on whose credit the security is based, directly or indirectly, is less than three years old, unless the security is rated by a nationally-recognized rating service. In each case, that period may include the operation of predecessor companies or enterprises. Additionally, the Fund will not invest in common stock or any warrants related to common stocks. These operating policies are not fundamental policies.

      Unless the Prospectus or Statement of Additional Information states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment. In that case the Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

Diversification. The Fund intends to be "diversified" as defined in the Investment Company Act and to satisfy the restrictions against investing too much of its assets in any "issuer" as set forth in the restrictions above. In implementing this policy, the identification of the issuer of a municipal security depends on the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating it and the security is backed only by the assets and revenues of the subdivision, agency, authority or instrumentality, the latter would be deemed to be the sole issuer. Similarly, if an industrial development bond is backed only by the assets and revenues of the non-governmental user, then that user would be deemed to be the sole issuer. However, if in either case the creating government or some other entity guarantees a security, the guarantee would be considered a separate security and would be treated as an issue of such government or other entity.

Applying the Restriction Against Concentration. To implement its policy not to concentrate its investments, the Fund has adopted the industry classifications set forth in Appendix B to this Statement of Additional Information. Those industry classifications are not a fundamental policy.

      In implementing the Fund's policy not to concentrate its investments, the Manager will consider a non-governmental user of facilities financed by industrial development bonds as being in a particular industry. That is done even though the bonds are municipal securities, as to which the Fund has no concentration limitation. Although this application of the concentration restriction is not a fundamental policy of the Fund, it will not be changed without shareholder approval.

How the Fund Is Managed

Organization and History. The Fund is one of two diversified investment portfolios, or "series" of Oppenheimer Municipal Fund, an open-end, diversified management investment company organized as a Massachusetts business trust in 1986, with an unlimited number of authorized shares of beneficial interest.

     Oppenheimer Municipal Fund (and therefore, the Fund, as one of its series) is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager. Although the Fund will not normally hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters. Shareholders of Oppenheimer Municipal Fund have the right to call a meeting to remove a Trustee or to take other action described in the Declaration of Trust.

      |X| Classes of Shares. The Board of Trustees has the power, without shareholder approval, to divide unissued shares of the Fund into two or more classes. The Board has done so, and the Fund currently has three classes of shares, Class A, Class B and Class C. All classes invest in the same investment portfolio. Shares are freely transferable. Each share has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders. Each class of shares:
     |_| has its own dividends and distributions, |_| pays certain expenses which may be different for the different classes, |_| may have a different net asset value, may have separate voting rights on matters in which the interests of one class are different from the interests of another class, and
     |_| votes as a class on matters that affect that class alone.

      |X| Meetings of Shareholders. As a series of a Massachusetts business trust, the Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders. The Fund will hold meetings when required to do so by the Investment Company Act or other applicable law. It will also do so when a shareholder meeting is called by the Trustees or upon proper request of the shareholders.

      Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of Oppenheimer Municipal Fund, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of the outstanding shares of Oppenheimer Municipal Fund. If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the shareholder lists of Oppenheimer Municipal Fund available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of series of Oppenheimer Municipal Fund valued at $25,000 or more or constituting at least 1% of the outstanding shares of Oppenheimer Municipal Fund, whichever is less. The Trustees may also take other action as permitted by the Investment Company Act.

        |_| Shareholder and Trustee Liability. The Declaration of Trust contains an express disclaimer of shareholder or Trustee liability for the Fund's obligations. It also provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for its obligations. The Declaration of Trust also states that upon request, the Fund shall assume the defense of any claim made against a shareholder for any act or obligation of the Fund and shall satisfy any judgment on that claim. Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held personally liable as a "partner" under certain circumstances. However, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of the Fund is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations.

      The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under the Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund. The contracts further state that the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Trustees and Officers of the Fund. The Fund's Trustees and officers and their principal occupations and business affiliations during the past five years are listed below. Trustees denoted with an asterisk (*) below are deemed to be "interested persons" of the Fund under the Investment Company Act. All of the Trustees are also trustee, directors or managing general partners of the following Denver-based Oppenheimer funds1:

Oppenheimer Cash Reserves             Oppenheimer Total Return Fund, Inc.
Oppenheimer Champion Income Fund      Oppenheimer Variable Account Funds
Oppenheimer Equity Income Fund        Panorama Series Fund, Inc.
Oppenheimer High Yield Fund           Centennial America Fund, L. P.
Oppenheimer International Bond Fund   Centennial California Tax Exempt Trust
Oppenheimer Integrity Funds           Centennial Government Trust
Oppenheimer  Limited-Term  Government Centennial Money Market Trust
Fund
Oppenheimer Main Street Funds, Inc.   Centennial New York Tax Exempt Trust
Oppenheimer Municipal Fund            Centennial Tax Exempt Trust
Oppenheimer Real Asset Fund           The New York Tax-Exempt Income Fund, Inc.
Oppenheimer Strategic Income Fund

      Ms. Macaskill and Messrs. Swain, Bishop, Bowen , Donohue, Farrar and Zack, who are officers of the Fund, respectively hold the same offices with the other Denver-based Oppenheimer funds. As of January 4, 1999, the Trustees and officers of the Fund as a group owned less than 1% of the outstanding shares of the Fund. The foregoing statement does not reflect shares held of record by an employee benefit plan for employees of the Manager other than shares beneficially owned under that plan by the officers of the Fund listed below. Ms. Macaskill and Mr. Donohue are trustees of that plan.

1Ms. Macaskill and Mr. Bowen are not Trustees or Directors of Oppenheimer Integrity Funds, Oppenheimer Strategic Income Fund, Panorama Series Fund, Inc. or Oppenheimer Variable Account Funds. Mr. Fossel and Mr. Bowen are not Trustees of Centennial New York Tax Exempt Trust or Managing General Partners of Centennial America Fund, L.P.

Robert G. Avis*, Trustee; Age 67
One North Jefferson Ave., St. Louis, Missouri 63103
Vice Chairman of A.G. Edwards & Sons, Inc. (a broker-dealer) and A.G. Edwards, Inc. (its parent holding company); Chairman of A.G.E. Asset Management and A.G. Edwards Trust Company (its affiliated investment adviser and trust company, respectively).

William A. Baker, Trustee; Age:84
197 Desert Lakes Drive, Palm Springs, California 92264
Management Consultant.

George C. Bowen*, Vice President, Treasurer, Assistant Secretary and Trustee; Age 62
6803 South Tucson Way, Englewood, Colorado 80112
Senior Vice President (since September 1987) and Treasurer (since March 1985) of the Manager; Vice President (since June 1983) and Treasurer (since March 1985) of the Distributor; Vice President (since October 1989) and Treasurer (since April 1986) of HarbourView; Senior Vice President (since February 1992), Treasurer (since July 1991) and a director (since December 1991) of Centennial; President, Treasurer and a director of Centennial Capital Corporation (since June 1989); Vice President and Treasurer (since August 1978) and Secretary (since April 1981) of SSI; Vice President, Treasurer and Secretary of SFSI (since November 1989); Assistant Treasurer of OAC (since March 1998); Treasurer of Oppenheimer Partnership Holdings, Inc. (since November 1989); Vice President and Treasurer of Oppenheimer Real Asset Management, Inc. (since July 1996); Chief Executive Officer, Treasurer; Treasurer of OFIL and Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds; formerly Treasurer of OAC (June 1990-March 1998).

Charles Conrad, Jr., Trustee; Age 68
1501 Quail Street, Newport, Beach, CA 92660
Chairman and CEO of Universal Space Lines, Inc. (a space services management company); formerly Vice President of McDonnell Douglas Space Systems Co., prior to which he was associated with the National Aeronautics and Space Administration.

Jon S. Fossel, Trustee; Age 56
P.O. Box 44, Mead Street, Waccabuc, New York 10597
Formerly Chairman and a director of the Manager, President and a director of Oppenheimer Acquisition Corp. ("OAC"), the Manager's parent holding company, and Shareholder Services, Inc. ("SSI") and Shareholder Financial Services, Inc. ("SFSI"), transfer agent subsidiaries of the Manager.

Sam Freedman, Trustee; Age 58
4975 Lakeshore Drive, Littleton, Colorado 80123
Formerly Chairman and Chief Executive Officer of OppenheimerFunds Services, Chairman, Chief Executive Officer and a director of SSI, Chairman, Chief Executive and Officer and director of SFSI, Vice President and director of OAC and a director of OppenheimerFunds, Inc.

Raymond J. Kalinowski, Trustee; Age 69
44 Portland Drive, St. Louis, Missouri 63131
Director of Wave Technologies International, Inc. (a computer products training company), self-employed consultant (securities matters).

C. Howard Kast, Trustee; Age 77
2552 East Alameda, Denver, Colorado 80209
Formerly Managing Partner of Deloitte, Haskins & Sells (an accounting firm).

Robert M. Kirchner, Trustee; Age 77
7500 E. Arapahoe Road, Englewood, Colorado 80112
President of The Kirchner Company (management consultants).

Bridget A. Macaskill*, President and Trustee; Age 50
President (since June 1991), Chief Executive Officer (since September 1995) and a Director (since December 1994) of the Manager; President and director (since June 1991) of HarbourView; Chairman and a director of SSI (since August 1994), and SFSI (September 1995); President (since September 1995) and a director
(since October 1990) of OAC; President (since September 1995) and a director (since November 1989) of Oppenheimer Partnership Holdings, Inc., a holding company subsidiary of the Manager; a director of Oppenheimer Real Asset Management, Inc. (since July 1996); President and a director (since October
1997) of OppenheimerFunds International Ltd., an offshore fund manager subsidiary of the Manager ("OFIL"); Chairman, President and a director of Oppenheimer Millennium Funds plc (since October 1997); President and a director of other Oppenheimer funds; Member, Board of Governors, NASD, Inc.; a director of Hillsdown Holdings plc (a U.K. food company); formerly a director of NASDAQ Stock Market, Inc.

Ned M. Steel, Trustee; Age 83
3416 South Race Street, Englewood, Colorado 80110
Chartered Property and Casualty Underwriter; a director of Visiting Nurse Corporation of Colorado.

James C. Swain*,  Chairman,  Chief  Executive  Officer and Trustee;  Age 65
6803 South Tucson Way, Englewood,  Colorado 80112
Vice Chairman of the Manager (since September 1988); formerly President and a director of Centennial Asset Management Corporation, an investment adviser subsidiary of the Manager ("Centennial"), and Chairman of the Board of SSI.

Caryn Halbrecht, Vice President and Portfolio Manager; Age 42
Vice President of the Manager (since March 1994); an officer of other Oppenheimer funds.

Andrew J. Donohue, Vice President and Secretary; Age 48
Executive Vice President  (since January 1993),  General  Counsel (since October
1991) and a Director (since September 1995) of the Manager; Executive Vice President and General Counsel (since September 1993) and a director (since January 1992) of the Distributor; Executive Vice President, General Counsel and a director of HarbourView, SSI, SFSI and Oppenheimer Partnership Holdings, Inc. (since September 1995) and a director of Centennial (since September 1995); President, General Counsel and a director of Oppenheimer Real Asset Management, Inc. (since July 1996); General Counsel (since May 1996) and Secretary (since April 1997) of OAC; Vice President and a director of OFIL and Oppenheimer
Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.

Robert J. Bishop, Assistant Treasurer; Age 40
6803 South Tucson Way, Englewood, Colorado 80112
Vice President of the Manager/Mutual Fund Accounting (since May 1996); an officer of other Oppenheimer funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994-May 1996), and a Fund
Controller for the Manager.

Scott T. Farrar, Assistant Treasurer; Age 33
6803 South Tucson Way, Englewood, Colorado 80112
Vice President of the Manager/Mutual Fund Accounting (since May 1996); Assistant Treasurer of Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994-May 1996), and a Fund Controller for the Manager.

Robert G. Zack, Assistant Secretary; Age 50
Senior Vice President (since May 1985) and Associate  General Counsel (since May
1981) of the  Manager,  Assistant  Secretary  of SSI (since May 1985),  and SFSI
(since November 1989); Assistant Secretary of OFIL and Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.

*Trustee who is an "interest person" of the Fund and the Manager

      |X| Remuneration of Trustees. The officers of the Fund and three Trustees of the Fund (Ms. Macaskill and Messrs. Bowen and Swain) are affiliated with the Manager and receive no salary or fee from the Fund. The remaining Trustees of the Fund received the compensation shown below. The compensation from the Fund was paid during its fiscal year ended September 30, 1998. The compensation from all of the Denver-based Oppenheimer funds includes the compensation from the Fund and represents compensation received as a director, trustee, managing general partner or member of a committee of the Board during the calendar year 1998.


  -----------------------------------------------------------------------------
                               Aggregate         Total Compensation
  Trustee's Name               Compensation      from all Denver-Based
  and Other Positions          from Fund         Oppenheimer Funds1
  -----------------------------------------------------------------------------
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  Robert G. Avis               $407              $67,998.00

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  William A. Baker            $439              $69,998.00

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  Charles Conrad, Jr.         $420              $67,998.00

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  John S. Fossel              $403              $67,496.04

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  Sam Freedman                $439              $73,998.00
  Audit and Review
  Committee Member

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  Raymond J. Kalinowski     $447              $73,998.00
  Audit and Review
  Committee Member

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  C. Howard Kast            $468              $76,998.00
  Audit and Review
  Committee Chairman

  -----------------------------------------------------------------------------
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  Robert M. Kirchner        $420              $67,998.00


  -----------------------------------------------------------------------------

  Ned M. Steel              $407              $67,998.00

  -----------------------------------------------------------------------------
(1)   For the 1998 calendar year.

      |X| Deferred Compensation Plan for Trustees. The Board of Trustees has adopted a Deferred Compensation Plan for disinterested trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan will be determined based upon the performance of the selected funds.

      Deferral of Trustees' fees under the plan will not materially affect the Fund's assets, liabilities or net income per share. The plan will not obligate the Fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the Securities and Exchange Commission, the Fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee's deferred fee account.

      |X|   Major  Shareholders.  As of January 4, 1999,  the only  person who owned of record or who was known by the Fund to own beneficially 5% or more of any class of the Fund's outstanding shares was:

      Merrill Lynch Pierce Fenner & Smith, Inc. (which advised the Fund that such shares were held beneficially for its customers) 4800 Deer Lake Drive East, Floor 3, Jacksonville, Florida 32246, which owned 63,993.123 Class B shares (approximately 6.48% of the Class B shares then outstanding) and 94,609.387 Class C shares (approximately 7.32% of the Class C shares then outstanding).

The Manager. The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company. The Manager and the Fund have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

      |X| The Investment Advisory Agreement. The Manager provides investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The Manager selects securities for the Fund's portfolio and handles its day-to day business. The portfolio manager of the Fund is employed by the Manager and is the person who is principally responsible for the day-to-day management of the Fund's investment portfolio. Other members of the Manager's Fixed-Income Portfolio Team provide the portfolio manager with research and counsel in managing the Fund's investments.

      The agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective corporate administration for the Fund. Those responsibilities include the compilation and maintenance of records with respect to the Fund's operations, the preparation and filing of specified reports, and the composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

      The Fund pays expenses not expressly assumed by the Manager under the advisory agreement. The advisory agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, fees to disinterested Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs, brokerage commissions, and non-recurring expenses, including litigation costs. The management fees paid by the Fund to the Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the Fund as a whole. The fees are allocated to each class of shares based upon the relative proportion of the Fund's net assets represented by that class. The management fees paid by the Fund to the Manager during its last three fiscal years are listed below.

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       Fiscal Year Ending 9/30       Management Fee Paid to  OppenheimerFunds,
                                      Inc.
  -----------------------------------------------------------------------------
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                 1996                                $463,582
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                 1997                                $509,834
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                 1998                                $608,528
  -----------------------------------------------------------------------------

      The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties, or reckless disregard for its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss sustained by reason of any investment of the Fund assets made with due care and in good faith.

      The agreement permits the Manager to act as investment adviser for any other person, firm or corporation. The Manager can use the name "Oppenheimer" in connection with other investment companies for which it or an affiliate is the investment adviser or general distributor. If the Manager shall no longer act as investment adviser to the Fund, the Manager can withdraw its permission to the Fund (and to Oppenheimer Municipal Fund) to use the name "Oppenheimer" as part of its name.

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     Fiscal Year Ended 9/30     Total Brokerage Commissions Paid by the Fund1
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              1996                                   None
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              1997                                   None
  -----------------------------------------------------------------------------
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              1998                                 $56,8382
  -----------------------------------------------------------------------------
1. Amounts do not include spreads or concessions on principal amounts on a net trade basis.
2. In the fiscal year ended 9/30/98, no transactions directed to brokers for research services.

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the investment advisory agreement is to buy and sell portfolio securities for the Fund. The investment advisory agreement allows the Manager to use broker-dealers to effect the Fund's portfolio transactions. Under the agreement, the Manager may employ those broker-dealers (including "affiliated" brokers, as that term is defined in the Investment Company Act) that, in the Manager's best judgment based on all relevant factors, will implement the Fund's policy to obtain, at reasonable expense, the "best execution" of portfolio transactions. "Best execution" refers to prompt and reliable execution at the most favorable price obtainable. The Manager need not seek competitive commission bidding. However, the Manager is expected to minimize the commissions paid to the extent consistent with the interest and policies of the Fund as established by its Board of Trustees.

      Under the investment advisory agreement, the Manager may select brokers that provide brokerage and/or research services for the Fund and/or the other accounts over which the Manager or its affiliates have investment discretion. The commissions paid to such brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided. Subject to those other considerations, as a factor in selecting brokers for the Fund's portfolio transactions, the Manager may also consider sales of shares of the Fund and other investment companies managed by the Manager or its affiliates.

Brokerage Practices Followed by the Manager. The Manager allocates brokerage for the Fund subject to the provisions of the investment advisory agreement and the procedures and rules described above. Generally the Manager's portfolio traders allocate brokerage upon recommendations from the Manager's portfolio managers. In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the Manager's executive officers supervise the allocation of brokerage.

      Most securities purchases made by the Fund are in principal transactions at net prices. The Fund usually deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf unless the Manager determines that a better price or execution may be obtained by using the services of a broker. Therefore, the Fund does not incur substantial brokerage costs. Portfolio securities purchased from underwriters include a commission or concession paid by the issuer to the underwriter in the price of the security. Portfolio securities purchased from dealers include a spread between the bid and asked price.

      The Fund seeks to obtain prompt execution of orders at the most favorable net prices. In an option transaction, the Fund ordinarily uses the same broker for the purchase or sale of the option and any transaction in the investment to which the option relates. Other funds advised by the Manager have investment objectives and policies similar to those of the Fund. Those other funds may purchase or sell the same securities as the Fund at the same time as the Fund, which could affect the supply and price of the securities. When possible, the Manager tries to combine concurrent orders to purchase or sell the same security by more than one of the accounts managed by the Manager or its affiliates. The transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

      The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates. Investment research received by the Manager for the commissions paid by those other accounts may be useful both to the Fund and one or more of the Manager's other accounts. Investment research services may be supplied to the Manager by a third party at the instance of a broker through which trades are placed. Investment research services include information and analyses on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

      The Board permits the Manager to use stated commissions on secondary fixed-income agency trades to obtain research if the broker represents to the Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction. The Board of Trustees permits the Manager to use concessions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions.

      The research services provided by brokers broaden the scope and supplement the research activities of the Manager. That research provides additional views and comparisons for consideration and helps the Manager to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase. The Manager provides information to the Board of the Fund about the commissions paid to brokers furnishing research services, together with the Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

Distribution and Service Plans

The Distributor. Under its General Distributor's Agreement with the Fund, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund. The Distributor is not obligated to sell a specific number of shares. Expenses normally attributable to sales are borne by the Distributor.

      The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is discussed in the table below:

  -----------------------------------------------------------------------------
          Aggregate          Class A Commissions    Commissions  Commissions
  Fiscal  Front-End     Front-End    on Class A     on Class B   on Class C
  Year    Sales Charges Sales        Shares         Shares       Shares
  Ended   on Class A    Charges      Advanced by    Advanced by  Advanced by
  9/30:   Shares        Retained by  Distributor1   Distributor1 Distributor1
                        Distributor
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------

  1996    $160,206      $85,052      $   8,186      $  69,798    $54,827
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  1997    $173,050      $75,561      $   6,440      $133,554     $57,363
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------

  1998    $303,538      $55,035      $118,176       $166,461     $74,498
  -----------------------------------------------------------------------------
(1)The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.


  -----------------------------------------------------------------------------

  Fiscal       Class A Contingent Class B Contingent    Class C Contingent
  Year       Deferred       Sales Deferred        Sales Deferred         Sales
  Ended      Charges              Charges               Charges
  9/30:      Retained          by Retained           by Retained            by
             Distributor          Distributor           Distributor
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------

  1998       $0                   $11,878               $12,321
  -----------------------------------------------------------------------------

Distribution and Service Plans. The Fund has adopted a Service Plan for its Class A shares and Distribution and Service Plans for its Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans, the Fund makes payments to the Distributor in connection with the distribution and/or servicing of the shares of the particular class.

      Each plan has been approved by a vote of the Board of Trustees of the Fund, including a majority of the Independent Trustees,o cast in person at a meeting called for the purpose of voting on that plan. Each plan has also been approved by a vote of the holders of a "majority" (as defined in the Investment Company Act) of the shares of each class. The Manager cast the vote to approve the Class C plan as the sole initial holder of Class C shares.

o In accordance with Rule 12b-1 of the Investment Company Act, the term "Independent Trustees" in this Statement of Additional Information refers to those Trustees who are not "interested persons" of the Fund or its parent trust and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.

      Under the plans the Manager and the Distributor, in their sole discretion, from time to time may use their own resources (at no direct cost to the Fund) to make payments to brokers, dealers or other financial institutions for distribution and administrative services they perform. The Manager may use profits from the advisory fee it receives from the Fund. The Distributor and the Manager may, in their sole discretion, increase or decrease the amount of payments they make to plan recipients from their own resources.

      Unless a plan is terminated as described below, the plan continues in effect from year to year, but only if the Fund's Board of Trustees and its Independent Trustees specifically vote annually to approve its continuance. Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

      The Board and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under the plan must be approved by shareholders of the class affected by the amendment. Because Class B shares automatically convert into Class A shares after six years, the Fund must obtain the approval of both Class A and Class B shareholders for an amendment to the Class A plan that would materially increase the amount to be paid under that plan. That approval must be by a "majority" (as defined in the Investment Company Act) of the shares of each class, voting separately by Class.

      While the plans are in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Fund's Board of Trustees at least quarterly for its review. The reports shall detail the amount of all payments made under a plan and the purpose for which the payments were made. The report on the Class B and Class C plans shall also include the Distributor's distribution costs for the quarter, and any costs for previous fiscal periods that have been carried forward. Those reports are subject to the review and approval of the Independent Trustees in the exercise of their fiduciary duty.

      Each plan states that while it is in effect, the selection or replacement and nomination of those Trustees of the Fund who are not "interested persons" of the Fund is committed to the discretion of the Independent Trustees. This provision does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

      Under the plan for a class, no payment will be made to any recipient in any quarter in which the aggregate net asset value of all Fund shares held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Fund's Independent Trustees. The Board of Trustees has set the fees at the maximum rate allowed under the plans and has set no minimum asset amount needed to qualify for payments.

         |X| Class A Service Plan. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (they are referred to as "recipients") for personal services and account maintenance services they provide for their customers who hold Class A shares. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the Fund or the Distributor. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets of Class A shares held in accounts of the service providers or their customers.

      For the fiscal year ended September 30, 1998, payments under the Plan for Class A shares totaled $235,579, all of which was paid by the Distributor to recipients. That included $30,812 paid to an affiliate of the Distributor. Any unreimbursed expenses the Distributor incurs with respect to Class A shares for any fiscal year may not be recovered in subsequent years. The Distributor may not use payments received under the Class A plan to pay any of its interest expenses, carrying charges, other financial costs, or allocation of overhead.

      |X| Class B and Class C Service and Distribution Plans. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plans during that period. The types of services that recipients provide are similar to the services provided under the Class A plan, described above.

      The Class B and Class C plans permit the Distributor to retain both the asset-based sales charges and the service fee on shares or to pay recipients the service fee on a quarterly basis, without payment in advance. The types of services that recipients provide are similar to the services provided under the Class A plan, described above. However, the Distributor presently intends to pay recipients the service fee on Class B and Class C shares in advance for the first year the shares are outstanding. After the first year shares are outstanding, the Distributor makes service fee payments quarterly on those shares. The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for an advance service fee payment. If Class B or Class C shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment made on those shares.

      The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. It pays the asset-based sales charge as an ongoing commission to the dealer on Class C shares outstanding for a year or more. If a dealer has a special agreement with the Distributor, the Distributor will pay the Class B and/or Class C service fees and the asset-based sales charge to the dealer quarterly in lieu of paying the sales commission and service fee in advance at the time of purchase.

      The asset-based sales charge on Class B and Class C shares allows investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares. The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from contingent deferred sales charges collected on redeemed shares and from the Fund under the plans. The Fund pays the asset-based sales charge to the Distributor for its services rendered in distributing Class B and Class C shares. The payments are made to the Distributor in recognition that the Distributor:
      |_|pays sales  commissions  to authorized  brokers and dealers at the time of sale and pays service fees as described in the Prospectus,
      |_|may  finance  payment of sales  commissions  and/or the  advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate,
      |_|   employs personnel to support distribution of shares, and
      |_|   bears the costs of sales literature,  advertising and prospectuses
         (other than those furnished to current shareholders) and state "blue sky" registration fees and certain other distribution expenses.

      Payments made under the Class B plan for the fiscal year ended September 30, 1998, totaled $108,144 (including $403 paid to an affiliate of the Distributor). The Distributor retained $94,754 of the total paid. Payments made under the Class C Plan for the fiscal year ended September 30, 1998 totaled $163,567 (including $3,923 paid to an affiliate by the Distributor). The Distributor retained $84,598 of the total paid. At September 30, 1998, the Distributor had incurred unreimbursed expenses under the Class B plan in the amount of $273,649 (equal to 2.02% of the Fund's net assets represented by Class B shares on that date). At September 30, 1998, the Distributor had incurred unreimbursed expenses under the Class C plan of $259,730 (equal to 1.47% of the Fund's net assets represented by Class C shares on that date). If either plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor to compensate it for its expenses incurred for distributing shares before the plan was terminated.

      All payments under the Class B and Class C plans are subject to the limitations imposed by the Conduct Rules of the National Association of Securities Dealers, Inc. on payments of asset-based sales charges and service fees to NASD members.

Performance of the Fund

Explanation of Performance Terminology. The Fund uses a variety of terms to illustrate its performance. These terms include "standardized yield,"
"tax-equivalent yield," "dividend yield," "average annual total return," "cumulative total return," "average annual total return at net asset value" and "total return at net asset value." An explanation of how yields and total returns are calculated is set forth below. The charts below show the Fund's performance as of its most recent fiscal year end. You can obtain current performance information by calling the Fund's Transfer Agent at 1-800-525-7048 or by visiting the OppenheimerFunds Internet web site at http://www.oppenheimerfunds.com.

      The Fund's illustrations of its performance data in advertisements must comply with rules of the Securities and Exchange Commission. Those rules describe the types of performance data that may be used and how it is to be calculated. In general, any advertisement by the Fund of its performance data must include the average annual total returns for the advertised class of shares of the Fund. Those returns must be shown for the 1, 5 and 10-year periods (or the life of the class, if less) ending as of the most recently ended calendar quarter prior to the publication of the advertisement (or its submission for publication). Certain types of yields may also be shown, provided that they are accompanied by standardized average annual total returns.

      Use of standardized performance calculations enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the Fund's performance information as a basis for comparison with other investments:
      |_| Yields and total returns measure the performance of a hypothetical account in the Fund over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.
      |_|   The Fund's performance  returns do not reflect the effect of taxes on distributions.
      |_|   An  investment in the Fund is not insured by the FDIC or any other government agency.
      |_| The principal value of the Fund's shares, and its yields and total returns are not guaranteed and normally will fluctuate on a daily basis.
      |_| When an investor's shares are redeemed, they may be worth more or less than their original cost.
      |_| Yields and total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future yields or returns.

      The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different. That is because of the different kinds of expenses each class bears. The yields and total returns of each class of shares of the Fund are affected by market conditions, the quality of the Fund's investments, the maturity of those investments, the types of investments the Fund holds, and its operating expenses that are allocated to the particular class.

      |X| Yields. The Fund uses a variety of different yields to illustrate its current returns. Each class of shares calculates its yield separately because of the different expenses that affect each class.

        |_| Standardized Yield. The "standardized yield" (sometimes referred to just as "yield") is shown for a class of shares for a stated 30-day period. It is not based on actual distributions paid by the Fund to shareholders in the 30-day period, but is a hypothetical yield based upon the net investment income from the Fund's portfolio investments for that period. It may therefore differ from the "dividend yield" for the same class of shares, described below.

      Standardized yield is calculated using the following formula set forth in rules adopted by the Securities and Exchange Commission, designed to assure uniformity in the way that all funds calculate their yields:

------------------------------------------------------------------------------
                                             a-b       6
                   Standardized Yield = 2 ((------ + 1) - 1)
                                              cd

------------------------------------------------------------------------------
      The symbols above represent the following factors:

      a = dividends and interest earned during the 30-day period.

      b = expenses accrued for the period (net of any expense assumptions).

      c = the average daily number of shares of that class outstanding during the 30-day period that were entitled to receive dividends.

      d = the maximum offering price per share of that class on the last day of the period, adjusted for undistributed net investment income.

      The standardized yield for a particular 30-day period may differ from the yield for other periods. The SEC formula assumes that the standardized yield for a 30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period. Additionally, because each class of shares is subject to different expenses, it is likely that the standardized yields of the Fund's classes of shares will differ for any 30-day period.

        |_| Dividend Yield. The Fund may quote a "dividend yield" for each class of its shares. Dividend yield is based on the dividends paid on a class of shares during the actual dividend period. To calculate dividend yield, the dividends of a class declared during a stated period are added together, and the sum is multiplied by 12 (to annualize the yield) and divided by the maximum offering price on the last day of the dividend period. The formula is shown below:

Dividend Yield =              Dividends paid x 12
                  ---------------------------------------------
                      Maximum Offering Price (payment date)

      The maximum offering price for Class A shares includes the current maximum initial sales charge. The maximum offering price for Class B and Class C shares is the net asset value per share, without considering the effect of contingent deferred sales charges. The Class A dividend yield may also be quoted without deducting the maximum initial sales charge.

        |_| Tax-Equivalent Yield. The "tax-equivalent yield" of a class of shares is the equivalent yield that would have to be earned on a taxable investment to achieve the after-tax results represented by the Fund's tax-equivalent yield. It adjusts the Fund's standardized yield, as calculated above, by a stated Federal tax rate. Using different tax rates to show different tax equivalent yields shows investors in different tax brackets the tax equivalent yield of the Fund based on their own tax bracket.

      The tax-equivalent yield is based on a 30-day period, and is computed by dividing the tax-exempt portion of the Fund's current yield (as calculated above) by one minus a stated income tax rate. The result is added to the portion (if any) of the Fund's current yield that is not tax-exempt.

      The tax-equivalent yield may be used to compare the tax effects of income derived from the Fund with income from taxable investments at the tax rates stated. Your tax bracket is determined by your Federal taxable income (the net amount subject to Federal income tax after deductions and exemptions). The tax-equivalent yield table assumes that the investor is taxed at the highest bracket, regardless of whether a switch to non-taxable investments would cause a lower bracket to apply.

  ----------------------------------------------------------------------------
            The Fund's Yields for the 30-Day Periods Ended 9/30/98
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                                                       Tax-Equivalent Yield
             Standardized Yield   Dividend Yield       (39.6%    Fed.     Tax
                                                       Bracket)
  Class of
  Shares
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             Without    After     Without    After     Without     After
             Sales      Sales     Sales      Sales     Sales       Sales
             Charge     Charge    Charge     Charge    Charge      Charge
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  Class A    3.99%      3.85%     4.55%      4.39%     6.61%       6.37%
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  Class B    3.24%      N/A       3.78%      N/A       5.36%       N/A
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  Class C    3.24%      N/A       3.79%      N/A       5.36%       N/A
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      |X| Total Return Information. There are different types of "total returns" to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. Because of differences in expenses for each class of shares, the total returns for each class are separately measured. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The Fund uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

            In calculating total returns for Class A shares, the current maximum sales charge of 3.5% (as a percentage of the offering price) is deducted from the initial investment ("P") (unless the return is shown without sales charge, as described below). For Class B shares, payment of the applicable contingent deferred sales charge is applied, depending on the period for which the return is shown: 4.0% in the first year, 3.0% in the second year, 2.0% in the third and fourth years, 1.0% in the fifth year, and none thereafter. For Class C shares, the 1% contingent deferred sales charge is deducted for returns for the 1-year period.

        |_| Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n") to achieve an Ending Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:

------------------------------------------------------------------------------
                    ( ERV ) 1/n
                    (-----) -1 = Average Annual Total Return
                    (  P  )
------------------------------------------------------------------------------
        |_| Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

------------------------------------------------------------------------------
                             ERV - P
                             ------- = Total Return
                                P
------------------------------------------------------------------------------
        |_| Total Returns at Net Asset Value. From time to time the Fund may also quote a cumulative or an average annual total return "at net asset value" (without deducting sales charges) for Class A, Class B or Class C shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

 ------------------------------------------------------------------------------
            The Fund's Total Returns for the Periods Ended 9/30/98
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
           Cumulative       Average Annual Total Returns
           Total    Returns
           (10   years   or
           life of class)
  Class of
 Shares
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                                             5-Year            10-Year
                            1-Year           (or    life    of (or   life   of
                                             class)            class)
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           After   Without  After    Without After    Without  After    Without
           Sales   Sales    Sales    Sales   Sales    Sales    Sales    Sales
           Charge  Charge   Charge   Charge  Charge   Charge   Charge   Charge
 ------------------------------------------------------------------------------
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 Class A   105.45% 112.92%  4.35%    8.14%   5.00%    5.75%    7.47%    7.85%
 ------------------------------------------------------------------------------
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 Class B   19.22%  21.22%   3.32%    7.32%   5.93%*   6.51%*   N/A      N/A
 ------------------------------------------------------------------------------
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 Class C   27.67%  27.67%   6.34%    7.34%   5.19%**  5.19%**  N/A      N/A
 ------------------------------------------------------------------------------
    Inception of Class A:   11/11/86
   *Inception of Class B:    9/11/95
 **Inception of Class C:    12/1/93

Other Performance Comparisons. The Fund compares its performance annually to that of an appropriate broadly based market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer Agent at the addresses or telephone numbers shown on the cover of this Statement of Additional Information. The Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.

      |X| Lipper Rankings. From time to time the Fund may publish the ranking of the performance of its shares by Lipper Analytical Services, Inc. ("Lipper"). Lipper is a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods based on categories relating to investment objectives. The performance of the Fund is ranked by Lipper against all other intermediate municipal debt funds. The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration. Lipper also publishes "peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

      |X| Morningstar Rankings. From time to time the Fund may publish the star ranking of the performance of its classes of shares by Morningstar, Inc., an independent mutual fund monitoring service. Morningstar ranks mutual funds in broad investment categories: domestic stock funds, international stock funds, taxable bond funds and municipal bond funds. The Fund is ranked among municipal bond funds.

      Morningstar star rankings are based on risk-adjusted total investment return. Investment return measures a fund's (or class's) one, three, five and ten-year average annual total returns (depending on the inception of the fund or class) in excess of 90-day U.S. Treasury bill returns after considering the fund's sales charges and expenses. Risk measures a fund's (or class's) performance below 90-day U.S. Treasury bill returns. Risk and investment return are combined to produce star rankings reflecting performance relative to the average fund in a fund's category. Five stars is the "highest" ranking (top 10% of funds in a category), four stars is "above average" (next 22.5%), three stars is "average" (next 35%), two stars is "below average" (next 22.5%) and one star is "lowest" (bottom 10%). The current star ranking is the fund's (or class's) 3-year ranking or its combined 3- and 5-year ranking (weighted 60%/40%
respectively), or its combined 3-, 5-, and 10-year ranking (weighted 40%, 30% and 30%, respectively), depending on the inception date of the fund (or class). Rankings are subject to change monthly.

      The Fund may also compare its performance to that of other funds in its Morningstar category. In addition to its star rankings, Morningstar also categorizes and compares a fund's 3-year performance based on Morningstar's classification of the fund's investments and investment style, rather than how a fund defines its investment objective. Morningstar's four broad categories (domestic equity, international equity, municipal bond and taxable bond) are each further subdivided into categories based on types of investments and investment styles. Those comparisons by Morningstar are based on the same risk and return measurements as its star rankings but do not consider the effect of sales charges.

      |X| Performance Rankings and Comparisons by Other Entities and Publications. From time to time the Fund may include in its advertisements and sales literature performance information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall Street Journal, Barron's, or similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar. The performance of the Fund's Class A, Class B or Class C shares may be compared in publications to the performance of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

      Investors may also wish to compare the Fund's Class A, Class B or Class C returns to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills. However, the Fund's returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return. Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

      From time to time, the Fund may publish rankings or ratings of the Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the Oppenheimer funds themselves. Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

ABOUT YOUR ACCOUNT

How to Buy Shares

Additional information is presented below about the methods that can be used to buy shares of the Fund. Appendix C contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $25. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House ("ACH") transfer to buy the shares. Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of The New York Stock Exchange. The Exchange normally closes at 4:00 P.M., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund 3 days after the transfers are initiated. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales. No sales charge is imposed in certain other circumstances described in Appendix C to this Statement of Additional Information because the Distributor or dealer or broker incurs little or no selling expenses.

      |X| Right of Accumulation. To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you and your spouse can add together:
      |_|Class A and Class B shares you purchase for your individual accounts, or for your joint accounts, or for trust or custodial accounts on behalf of your children who are minors, and
      |_|Current  purchases  of Class A and Class B shares of the Fund and other
         Oppenheimer funds to reduce the sales charge rate that applies to current purchases of Class A shares, and
      |_|Class A and Class B shares of Oppenheimer funds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of Class A shares, provided that you still hold your investment in one of the Oppenheimer funds.

     A fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts. The Distributor will add the value, at current offering price, of the shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies. The reduced sales charge will apply only to current purchases. You must request it when you buy shares.

      |X| The  Oppenheimer  Funds.  The  Oppenheimer  funds are  those  mutual
funds  for   which   the   Distributor   acts  as  the   distributor   or  the
sub-distributor and currently include the following:

Oppenheimer Bond Fund                   Oppenheimer Limited-Term Government Fund
Oppenheimer Capital Appreciation Fund   Oppenheimer   Main   Street   California
                                        Municipal Fund
Oppenheimer California Municipal Fund   Oppenheimer  Main Street Growth & Income
                                      Fund
Oppenheimer Champion Income Fund        Oppenheimer MidCap Fund
Oppenheimer Convertible Securities Fund  Oppenheimer  Multiple  Strategies Fund
Oppenheimer  Developing Markets Fund     Oppenheimer Municipal Bond Fund
Oppenheimer  Disciplined Allocation
Fund                                    Oppenheimer  New York Municipal Fund
Oppenheimer  Disciplined  Value Fund    Oppenheimer New Jersey  Municipal Fund
Oppenheimer  Discovery Fund             Oppenheimer Pennsylvania Municipal Fund
Oppenheimer  Enterprise  Fund           Oppenheimer  Quest Balanced Value Fund
Oppenheimer  Equity Income Fund         Oppenheimer  Quest Capital Value Fund,
                                      Inc.
Oppenheimer Florida Municipal Fund      Oppenheimer  Quest  Global  Value  Fund,
                                      Inc.
Oppenheimer  Global Fund             Oppenheimer  Quest  Opportunity  Value Fund
Oppenheimer Global Growth & Income
Fund                                    Oppenheimer Quest Small Cap Value Fund
Oppenheimer Gold & Special  Minerals  Oppenheimer  Quest Value Fund,  Inc.
Fund
Oppenheimer Growth Fund                Oppenheimer Real Asset Fund
Oppenheimer High Yield Fund             Oppenheimer Strategic  Income Fund
Oppenheimer Insured Municipal Fund Oppenheimer Total Return Fund, Inc. Oppenheimer Intermediate Municipal
Fund                                    Oppenheimer  U.S. Government Trust
Oppenheimer International Bond Fund     Oppenheimer World Bond Fund
Oppenheimer  International  Growth Fund  Limited-Term  New York  Municipal  Fund
Oppenheimer   International   Small      Rochester  Fund  Municipals
Company  Fund
Oppenheimer Large Cap Growth Fund

and the following money market funds:

Centennial America Fund, L. P.          Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust  Centennial Tax Exempt Trust
Centennial Government Trust             Oppenheimer Cash Reserves
Centennial Money Market Trust           Oppenheimer Money Market Fund, Inc.

      There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds except the money market funds. Under certain circumstances described in this Statement of Additional Information, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Letters of Intent. Under a Letter of Intent, if you purchase Class A shares or Class A and Class B shares of the Fund and other Oppenheimer funds during a 13-month period, you can reduce the sales charge rate that applies to your purchases of Class A shares. The total amount of your intended purchases of both Class A and Class B shares will determine the reduced sales charge rate for the Class A shares purchased during that period. You can include purchases made up to 90 days before the date of the Letter.

      A Letter of Intent is an investor's statement in writing to the Distributor of the intention to purchase Class A shares or Class A and Class B shares of the Fund (and other Oppenheimer funds) during a 13-month period (the "Letter of Intent period"). At the investor's request, this may include purchases made up to 90 days prior to the date of the Letter. The Letter states the investor's intention to make the aggregate amount of purchases of shares which, when added to the investor's holdings of shares of those funds, will equal or exceed the amount specified in the Letter. Purchases made by reinvestment of dividends or distributions of capital gains and purchases made at net asset value without sales charge do not count toward satisfying the amount of the Letter.

      A Letter enables an investor to count the Class A and Class B shares purchased under the Letter to obtain the reduced sales charge rate on purchases of Class A shares of the Fund (and other Oppenheimer funds) that applies under the Right of Accumulation to current purchases of Class A shares. Each purchase of Class A shares under the Letter will be made at the offering price (including the sales charge) that applies to a single lump-sum purchase of shares in the amount intended to be purchased under the Letter.

      In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor's purchases of shares within the Letter of Intent period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases. That amount is described in "Terms of Escrow," below (those terms may be amended by the Distributor from time to time). The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the Terms of Escrow. Also, the investor agrees to be bound by the terms of the Prospectus, this Statement of Additional Information and the Application used for a Letter of Intent. If those terms are amended, as they may be from time to time by the Fund, the investor agrees to be bounded by the amended terms and that those amendments will apply automatically to existing Letters of Intent.

      If the total eligible purchases made during the Letter of Intent period do not equal or exceed the intended purchase amount, the commissions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual total purchases. If total eligible purchases during the Letter of Intent period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the Prospectus, the sales charges paid will be adjusted to the lower rate. That adjustment will be made only if and when the dealer returns to the Distributor the excess of the amount of commissions allowed or paid to the dealer over the amount of commissions that apply to the actual amount of purchases. The excess commissions returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

      In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter of Intent period will be deducted. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter in placing any purchase orders for the investor during the Letter of Intent period. All of such purchases must be made through the Distributor.

      |X|   Terms of Escrow That Apply to Letters of Intent.

      1. Out of the initial purchase (or subsequent purchases if necessary) made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer Agent. For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

      2. If the total minimum investment specified under the Letter is completed within the thirteen-month Letter of Intent period, the escrowed shares will be promptly released to the investor.

      3. If, at the end of the thirteen-month Letter of Intent period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. That sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter. If the difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow. If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

      4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

          5. The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include:

         (a) Class A shares sold with a front-end sales charge or subject to a Class A contingent deferred sales charge,

     (b) Class B shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and

     (c) Class A or Class B shares acquired by exchange of either (1) Class A shares of one of the other Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or
          (2) Class B shares of one of the other Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

      6. Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

Asset Builder Plans. To establish an Asset Builder Plan to buy shares directly from a bank account, you must enclose a check (minimum $25) for the initial purchase with your application. Shares purchased by Asset Builder Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in the Prospectus. Asset Builder Plans also enable shareholders of Oppenheimer Cash Reserves to use their fund account to make monthly automatic purchases of shares of up to four other Oppenheimer funds.

      If you make payments from your bank account to purchase shares of the Fund, your bank account will be automatically debited, normally four to five business days prior to the investment dates selected in the Application. Neither the Distributor, the Transfer Agent nor the Fund shall be responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

      Before initiating Asset Builder payments, obtain a prospectus of the selected fund(s) from the Distributor or your financial advisor and request an application from the Distributor, complete it and return it. The amount of the Asset Builder investment may be changed or the automatic investments may be terminated at any time by writing to the Transfer Agent. The Transfer Agent requires a reasonable period (approximately 15 days) after receipt of such instructions to implement them. The Fund reserves the right to amend, suspend, or discontinue offering Asset Builder plans at any time without prior notice.

Cancellation of Purchase Orders. Cancellation of purchase orders for the Fund's shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset value of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to Class B or Class C shares and the dividends payable on Class B or Class C shares will be reduced by incremental expenses borne solely by that class. Those expenses include the asset-based sales charges to which Class B and Class C are subject.

      The availability of three classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances. Class A shares normally are sold subject to an initial sales charge. While Class B and Class C shares have no initial sales charge, the purpose of the deferred sales charge and asset-based sales charge on Class B and Class C shares is the same as that of the initial sales charge on Class A shares-to compensate the Distributor and brokers, dealers and financial institutions that sell shares of the Fund. A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares than another.

      The Distributor will not accept any order in the amount of $500,000 or more for Class B shares or $1 million or more for Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts). That is because generally it will be more advantageous for that investor to purchase Class A shares of the Fund.

      |X| Class B Conversion. The conversion of Class B shares to Class A shares after six years is subject to the continuing availability of a private letter ruling from the Internal Revenue Service, or an opinion of counsel or tax adviser, to the effect that the conversion of Class B shares does not constitute a taxable event for the holder under Federal income tax law. If such a revenue ruling or opinion is no longer available, the automatic conversion feature may be suspended, in which event no further conversions of Class B shares would occur while such suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the holder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

      |X| Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, trustees' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset value of shares, and therefore are indirectly borne by shareholders through their investment.

      The methodology for calculating the net asset value, dividends and distributions of the Fund's share classes recognizes two types of expenses. General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class. Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional Information and other materials for current shareholders, fees to unaffiliated Trustees, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

      Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses, and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

Determination of Net Asset Values Per Share. The net asset values per share of each class of shares of the Fund are determined as of the close of business of The New York Stock Exchange on each day that the Exchange is open. It is done by dividing the value of the Fund's net assets attributable to that class by the number of shares of that class that are outstanding. The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a holiday). The Exchange's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days.

      Dealers other than Exchange members may conduct trading in municipal securities on days on which the Exchange is closed (including weekends and holidays) or after 4:00 P.M. on a regular business day. The Fund's net asset values will not be calculated on those days, and the values of some of Fund's portfolio securities may change significantly on those days, when shareholders cannot purchase or redeem shares.

      |X|   Securities   Valuation.   The  Fund's   Board  of   Trustees   has
established procedures for the valuation of the Fund's securities. In general those procedures are as follows:

      |_| Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.

         |_| The following securities are valued at the mean between the "bid" and "asked" prices determined by a pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:

(1)   debt   instruments   that  have  a  maturity   of  more  than  397  days
         when-issued,

(2) debt instruments that had a maturity of 397 days or less when-issued and have a remaining maturity of more than 60 days, and

(3) non-money market debt instruments that had a maturity of 397 days or less when-issued and which have a remaining maturity of 60 days or less.

      |_| The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:

(1) money market debt securities held by a non-money market fund that had a maturity of less than 397 days when-issued that have a remaining maturity of 60 days or less, and

(2) debt instruments held by a money market fund that have a remaining maturity of 397 days or less.

      |_| Securities not having readily-available market quotations are valued at fair value determined under the Board's procedures.

      If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the "bid" and "asked" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

      In the case of municipal securities, when last sale information is not generally available, the Manager may use pricing services approved by the Board of Trustees. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield, maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

      Puts, calls, interest rate futures and municipal bond index futures are valued at the last sale price on the principal exchange on which they are traded or on NASDAQ, as applicable, as determined by a pricing service approved by the Board of Trustees or by the Manager. If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked" prices on the principal exchange or on NASDAQ on the valuation date. If not, the value shall be the closing bid price on the principal exchange or on NASDAQ on the valuation date. If the put, call or future is not traded on an exchange or on NASDAQ, it shall be valued by the mean between "bid" and "asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked" price is available.

      When the Fund writes an option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section. The credit is adjusted ("marked-to-market") to reflect the current market value of the option. In determining the Fund's gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received. If a call or put written by the Fund expires, the Fund has a gain in the amount of the premium. If the Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction. If the Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the Fund.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Checkwriting. When a check is presented to the Fund's bank for clearance, the bank will ask the Fund to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. This enables the shareholder to continue to receive dividends on those shares until the check is presented to the Fund. Checks may not be presented for payment at the offices of the bank listed on the check or at the Fund's custodian bank. That limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks. The Fund reserves the right to amend, suspend or discontinue offering Checkwriting privileges at any time without prior notice.

      In choosing to take advantage of the Checkwriting privilege by signing the Account Application or by completing a Checkwriting card, each individual who signs:

(1) for individual accounts, represents that they are the registered owner(s) of the shares of the Fund in that account;

(2) for accounts for corporations, partnerships, trusts and other entities, represents that they are an officer, general partner, trustee or other fiduciary or agent, as applicable, duly authorized to act on behalf of such registered owner(s);

(3) authorizes the Fund, its Transfer Agent and any bank through which the Fund's drafts (checks) are payable to pay all checks drawn on the Fund account of such person(s) and to redeem a sufficient amount of shares from that account to cover payment of each check;

(4) specifically acknowledges that if they choose to permit checks to be honored if there is a single signature on checks drawn against joint accounts, or accounts for corporations, partnerships, trusts or other entities, the signature of any one signatory on a check will be sufficient to authorize payment of that check and redemption from the account, even if that account is registered in the names of more than one person or more than one authorized signature appears on the Checkwriting card or the Application, as applicable;

(5) understands that the Checkwriting privilege may be terminated or amended at any time by the Fund and/or the Fund's bank; and

(6) acknowledges and agrees that neither the Fund nor its bank shall incur any liability for that amendment or termination of checkwriting privileges or for redeeming shares to pay checks reasonably believed by them to be genuine, or for returning or not paying checks that have not been accepted for any reason.

Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of:

 |_| Class A shares purchased subject to an initial sales charge or Class A shares on which a contingent deferred sales charge was paid, or

 |_| Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

      The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below. Reinvestment will be at the net asset value next computed after the Transfer Agent receives the reinvestment order. The shareholder must ask the Transfer Agent for that privilege at the time of reinvestment. This privilege does not apply to Class C shares. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

      Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of Fund shares on which a sales charge was paid are reinvested in shares of the Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind". The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, the Board of Trustees of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of a redemption order wholly or partly in cash. In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of securities from the portfolio of the Fund, in lieu of cash.

      The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act. Under that rule, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Values Per Share." That valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $200 or such lesser amount as the Board may fix. The Board of Trustees will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question (not less than 30 days). The Board may alternatively set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares. A transfer of shares to a different registration is not an event that triggers the payment of sales charges. Therefore, shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares. When shares subject to a contingent deferred sales charge are transferred, the transferred shares will remain subject to the contingent deferred sales charge. It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

      If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B or Class C contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Special Arrangements for Repurchase of Shares from Dealers and Brokers. The Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the Distributor receives an order placed by the dealer or broker. However, if the Distributor receives a repurchase order from a dealer or broker after the close of The New York Stock Exchange on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the Exchange closes. Normally, the Exchange closes at 4:00 P.M., but may do so earlier on some days. Additionally, the order must have been transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 P.M.).

      Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form. The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic Withdrawal and Exchange Plans. Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares (having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days. Required minimum distributions from OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

            Payments are normally made by check, but shareholders having AccountLink privileges (see "How To Buy Shares") may arrange to have Automatic Withdrawal Plan payments transferred to the bank account designated on the Account Application or by signature-guaranteed instructions sent to the Transfer Agent. Shares are normally redeemed pursuant to an Automatic Withdrawal Plan three business days before the payment transmittal date you select in the Account Application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.

      The Fund cannot guarantee receipt of a payment on the date requested. The Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular additional Class A share purchases while participating in an Automatic Withdrawal Plan. Class B and Class C shareholders should not establish withdrawal plans, because of the imposition of the contingent deferred sales charge on such withdrawals (except where the contingent deferred sales charge is waived as described in Appendix C below).

      By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans, as stated below. These provisions may be amended from time to time by the Fund and/or the Distributor. When adopted, any amendments will automatically apply to existing Plans.

      |X| Automatic Exchange Plans. Shareholders can authorize the Transfer Agent to exchange a pre-determined amount of shares of the Fund for shares (of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $25. Instructions should be provided on the OppenheimerFunds Application or signature-guaranteed instructions. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to Exchange Shares" in the Prospectus and below in this Statement of Additional Information.

      |X| Automatic Withdrawal Plans. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under these plans should not be considered as a yield or income on your investment.

      The Transfer Agent will administer the investor's Automatic Withdrawal Plan as agent for the shareholder(s) (the "Planholder") who executed the Plan authorization and application submitted to the Transfer Agent. Neither the Fund nor the Transfer Agent shall incur any liability to the Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the Plan. Share certificates will not be issued for shares of the Fund purchased for and held under the Plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the Plan application so that the shares represented by the certificate may be held under the Plan.

      For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

      Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date. Checks or AccountLink payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment, according to the choice specified in writing by the Planholder. Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The Planholder should allow at least two weeks' time after mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the Plan. That notice must be in proper form in accordance with the requirements of the then-current Prospectus of the Fund. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect and will mail a check for the proceeds to the Planholder.

      The Planholder may terminate a Plan at any time by writing to the Transfer Agent. The Fund may also give directions to the Transfer Agent to terminate a Plan. The Transfer Agent will also terminate a Plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally incapacitated. Upon termination of a Plan by the Transfer Agent or the Fund, shares that have not been redeemed will be held in uncertificated form in the name of the Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his or her executor or guardian, or another authorized person.

      To use shares held under the Plan as collateral for a debt, the Planholder may request issuance of a portion of the shares in certificated form. Upon written request from the Planholder, the Transfer Agent will determine the number of shares for which a certificate may be issued without causing the withdrawal checks to stop. However, should such uncertificated shares become exhausted, Plan withdrawals will terminate.

      If the Transfer Agent ceases to act as transfer agent for the Fund, the Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan.

How to Exchange Shares

As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class designation are deemed "Class A" shares for this purpose. You can obtain a current list showing which funds offer which classes by calling the Distributor at 1-800-525-7048.

      |_| All of the Oppenheimer funds currently offer Class A, B and C shares except Oppenheimer Money Market Fund, Inc., Centennial Money Market Trust, Centennial Tax Exempt Trust, Centennial Government Trust, Centennial New York Tax Exempt Trust, Centennial California Tax Exempt Trust, and Centennial America Fund, L.P., which only offer Class A shares.

      |_| Oppenheimer Main Street California Municipal Fund currently offers only Class A and Class B shares.

      |_| Class B and Class C shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds-sponsored 401 (k) plans.

      |_|   Class  Y  shares  of   Oppenheimer   Real   Asset   Fund  are  not
exchangeable.

      Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund. Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge. They may also be used to purchase shares of Oppenheimer funds subject to a contingent deferred sales charge.

      Shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 30 days prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial or contingent deferred sales charge. To qualify for that privilege, the investor or the investor's dealer must notify the Distributor of eligibility for this privilege at the time the shares of Oppenheimer Money Market Fund, Inc. are purchased. If requested, they must supply proof of entitlement to this privilege.

      For accounts established on or before March 8, 1996 holding Class M shares of Oppenheimer Convertible Securities Fund, Class M shares can be exchanged only for Class A shares of other Oppenheimer funds. Exchanges to Class M shares of Oppenheimer Convertible Securities Fund are permitted from Class A shares of Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash Reserves that were acquired by exchange of Class M shares. No other exchanges may be made to Class M shares.

      Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.

      |X| How Exchanges Affect Contingent Deferred Sales Charges. No contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge. However, when Class A shares acquired by exchange of Class A shares of other Oppenheimer funds purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months of the end of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares. The Class B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within 6 years of the initial purchase of the exchanged Class B shares. The Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

      When Class B or Class C shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B or the Class C contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares. Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.

      |X| Limits on Multiple Exchange Orders. The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account. The Fund may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege.

      |X| Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a Prospectus of that fund before the exchange request may be submitted. For full or partial exchanges of an account made by telephone, any special account features such as Asset Builder Plans and Automatic Withdrawal Plans will be switched to the new account unless the Transfer Agent is instructed otherwise. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

      |X| Processing Exchange Requests. Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds. The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it. For example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request.

      In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this Statement of Additional Information, or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

      The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends and Taxes

Dividends and Distributions. Dividends will be payable on shares held of record at the time of the previous determination of net asset value, or as otherwise described in "How to Buy Shares." Daily dividends will not be declared or paid on newly purchased shares until such time as Federal Funds (funds credited to a member bank's account at the Federal Reserve Bank) are available from the purchase payment for such shares. Normally, purchase checks received from investors are converted to Federal Funds on the next business day. Shares purchased through dealers or brokers normally are paid for by the third business day following the placement of the purchase order.

      Shares redeemed through the regular redemption procedure will be paid dividends through and including the day on which the redemption request is received by the Transfer Agent in proper form. Dividends will be declared on shares repurchased by a dealer or broker for three business days following the trade date (that is, up to and including the day prior to settlement of the repurchase). If all shares in an account are redeemed, all dividends accrued on shares of the same class in the account will be paid together with the redemption proceeds.

      The Fund's practice of attempting to pay dividends on Class A shares at a constant level requires the Manager to monitor the Fund's portfolio and, if necessary, to select higher-yielding securities when it is deemed appropriate to seek income at the level needed to meet the target. Those securities must be within the Fund's investment parameters, however. The Fund expects to pay dividends at a targeted level from its net investment income and other distributable income without any impact on the net asset values per share.

      Dividends, distributions and the proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund, Inc. Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

      The amount of a distribution paid on a class of shares may vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class. Dividends are calculated in the same manner, at the same time and on the same day for shares of each class. However, dividends on Class B and Class C shares are expected to be lower than dividends on Class A shares. That is due to the effect of the asset-based sales charge on Class B and Class C shares. Those dividends will also differ in amount as a consequence of any difference in net asset value among the different class of shares.

Tax Status of the Fund's Dividends and Distributions. The Fund intends to qualify under the Internal Revenue Code during each fiscal year to pay "exempt-interest dividends" to its shareholders. Exempt-interest dividends that are derived from net investment income earned by the Fund on municipal securities will be excludable from gross income of shareholders for Federal income tax purposes.

      Net investment income includes the allocation of amounts of income from the municipal securities in the Fund's portfolio that are free from Federal income taxes. This allocation will be made by the use of one designated percentage applied uniformly to all income dividends paid during the Fund's tax year. That designation will normally be made following the end of each fiscal year as to income dividends paid in the prior year. The percentage of income designated as tax-exempt may substantially differ from the percentage of the Fund's income that was tax-exempt for a given period.

      A portion of the exempt-interest dividends paid by the Fund may be an item of tax preference for shareholders subject to the alternative minimum tax. The amount of any dividends attributable to tax preference items for purposes of the alternative minimum tax will be identified when tax information is distributed by the Fund.

      A shareholder receiving a dividend from income earned by the Fund from one or more of the following sources treats the dividend as a receipt of either ordinary income or long-term capital gain in the computation of gross income, regardless of whether the dividend is reinvested:

(1)       certain  taxable  temporary   investments  (such  as  certificates  of
          deposit, repurchase agreements, commercial paper and obligations of the U.S. government, its agencies and instrumentalities);

(2)   income from securities loans; or


(3) an excess of net short-term capital gain over net long-term capital loss from the Fund.

      The Fund's dividends will not be eligible for the dividends-received deduction for corporations. Shareholders receiving Social Security benefits should be aware that exempt-interest dividends are a factor in determining whether such benefits are subject to Federal income tax. Losses realized by shareholders on the redemption of Fund shares within six months of purchase (which period may be shortened by regulation) will be disallowed for Federal income tax purposes to the extent of exempt-interest dividends received on such shares.

      If the Fund qualifies as a "regulated investment company" under the Internal Revenue Code, it will not be liable for Federal income taxes on amounts paid by it as dividends and distributions. That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. The Fund qualified as a regulated investment company in its last fiscal year and intends to qualify in future years, but reserves the right not to qualify. The Internal Revenue Code contains a number of complex tests to determine whether the Fund qualifies. The Fund might not meet those tests in a particular year. If it does not qualify, the Fund will be treated for tax purposes as an ordinary corporation and will receive no tax deduction for payments of dividends and distributions made to shareholders.

      Under the Internal Revenue Code, by December 31 each year the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet those requirements. However, the Fund's Board of Trustees and the Manager might determine in a particular year that it would be in the best interest of shareholders not to make distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed above. Reinvestment will be made at net asset value without sales charge. To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment. Otherwise the shareholder must first obtain a prospectus for that fund and an application from the Transfer Agent to establish an account. The investment will be made at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution. Dividends and/or distributions from certain of the other Oppenheimer funds may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales charge agreement with OppenheimerFunds Distributor, Inc. a subsidiary of the Manager that acts as the Fund's
Distributor. The Distributor also distributes shares of the other Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. The Fund's Transfer Agent, OppenheimerFunds Services, is a division of the Manager. It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders of the Fund. It also handles shareholder servicing and administrative functions. It is paid on an "at-cost" basis.

The Custodian. Citibank, N.A. is the Custodian of the Fund's assets. The Custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It will be the practice of the Fund to deal with the Custodian in a manner uninfluenced by any banking relationship the Custodian may have with the Manager and its affiliates. The Fund's cash balances with the Custodian in excess of $100,000 are not protected by Federal Deposit Insurance. Those uninsured balances may at times be substantial.

Independent Auditors. Deloitte & Touche LLP are the independent auditors of the Fund. They audit the Fund's financial statements and perform other related audit services. They also act as auditors for certain other funds advised by the Manager and its affiliates.

--------------------------------------------------------------------------------
 Independent Auditors' Report
--------------------------------------------------------------------------------


================================================================================
The Board of Trustees and Shareholders of
Oppenheimer Intermediate Municipal Fund:

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Oppenheimer Intermediate Municipal Fund as of September 30, 1998, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended September 30, 1998 and 1997, and the financial highlights for the period October 1, 1993 to September 30, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

            We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at September 30, 1998, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

            In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Oppenheimer Intermediate Municipal Fund at September 30, 1998, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.


Deloitte & Touche LLP

Denver, Colorado
October 21, 1998

Financials
--------------------------------------------------------------------------------


                   12 Oppenheimer Intermediate Municipal Fund

--------------------------------------------------------------------------------
 Statement of Investments  September 30, 1998
--------------------------------------------------------------------------------

                                                        Ratings
                                                        Moody's/
                                                        S&P/Fitch    Face          Market Value
                                                        (Unaudited)  Amount        See Note 1
===============================================================================================
Municipal Bonds and Notes--99.8%
-----------------------------------------------------------------------------------------------
Alabama--0.8%
Huntsville, AL Health Care Authority RRB, Series A,
MBIA Insured, 5.50%, 6/1/08                             Aaa/AAA      $ 1,000,000   $  1,095,300
-----------------------------------------------------------------------------------------------
Arizona--2.5%
AZ Educational LMC RRB, Jr. Subseries, 6.30%, 12/1/08   Aa2/NR/A       3,155,000      3,387,681
-----------------------------------------------------------------------------------------------
California--17.6%
Berkeley, CA HF RRB, Alta Bates Medical Center,
Series A, 6.50%, 12/1/11                                A2/NR          3,000,000      3,321,900
-----------------------------------------------------------------------------------------------
CA Assn. of Bay Area Governments FAU for
Non-profit Corps. Refunding COP, Episcopal Homes
Foundation, 5.125%, 7/1/13                              NR/A-          2,000,000      2,057,720
-----------------------------------------------------------------------------------------------
CA SCDAU Revenue Refunding COP, Cedars-Sinai
Medical Center, 5.40%, 11/1/15                          A1/NR          3,000,000      3,092,250
-----------------------------------------------------------------------------------------------
CA SCDAU Revenue Refunding COP, Cedars-Sinai
Medical Center, MBIA Insured, 6.50%, 8/1/12             Aaa/AAA        1,000,000      1,219,920
-----------------------------------------------------------------------------------------------
CA SCDAU Revenue Refunding COP, Inverse Floater,
7.066%, 11/1/15(1)                                      A1/NR          2,000,000      2,122,500
-----------------------------------------------------------------------------------------------
Long Beach, CA Harbor RRB, Series A, FGIC Insured,
6%, 5/15/09                                             Aaa/AAA        1,000,000      1,150,630
-----------------------------------------------------------------------------------------------
Pomona, CA USD GORB, Series A, MBIA Insured,
5.95%, 8/1/10                                           Aaa/AAA        1,000,000      1,167,440
-----------------------------------------------------------------------------------------------
Riverside Cnty., CA Refunding COP, Air Force Village
West, Inc., Series A, 8.125%, 6/15/12                   NR/NR          2,290,000      2,553,327
-----------------------------------------------------------------------------------------------
Sacramento Cnty., CA SPTX Refunding Bonds, CFD
No. 1, 5.60%, 12/1/11                                   NR/NR          1,435,000      1,478,753
-----------------------------------------------------------------------------------------------
Sacramento Cnty., CA SPTX Refunding Bonds, CFD
No. 1, 5.80%, 9/1/09                                    NR/NR            790,000        836,436
-----------------------------------------------------------------------------------------------
Sacramento Cnty., CA SPTX Refunding Bonds, CFD
No. 1, 5.90%, 9/1/10                                    NR/NR            785,000        834,683
-----------------------------------------------------------------------------------------------
Sacramento, CA Cogeneration Authority RB,
Procter & Gamble Project, 6.375%, 7/1/10                NR/BBB-        1,100,000      1,261,546
-----------------------------------------------------------------------------------------------
San Joaquin Hills, CA Transportation Corridor
Agency Toll Road CAP RRB, Series A, MBIA Insured,
Zero Coupon, 5.25%, 1/15/11(2)                          Aaa/AAA        5,450,000      3,144,378
                                                                                   ------------
                                                                                     24,241,483


                   13 Oppenheimer Intermediate Municipal Fund

--------------------------------------------------------------------------------
 Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                          Ratings
                                                          Moody's/
                                                          S&P/Fitch    Face           Market Value
                                                          (Unaudited)  Amount         See Note 1
--------------------------------------------------------------------------------------------------
Colorado--1.1%
Denver, CO City & Cnty. Airport RB, Series A, 7%,
11/15/99                                                  Baa2/BBB     $ 1,000,000    $  1,035,110
--------------------------------------------------------------------------------------------------
Meridian Metropolitan District, CO GORB, 7.50%,
12/1/11                                                   A3/NR            500,000         548,425
                                                                                      ------------
                                                                                         1,583,535

--------------------------------------------------------------------------------------------------
Connecticut--3.3%
CT DAU RB, Mystic Marinelife Aquarium Project,
Series A, 6.875%, 12/1/17                                 NR/NR          1,000,000       1,085,820
--------------------------------------------------------------------------------------------------
Mashantucket, CT Western Pequot Tribe Special RB,
Prerefunded, Series A, 6.50%, 9/1/05(3)                   Aaa/AAA        1,240,000       1,428,542
--------------------------------------------------------------------------------------------------
Mashantucket, CT Western Pequot Tribe Special RB,
Sub. Lien, Series B, 5.60%, 9/1/09(3)                     Baa3/NR          600,000         640,770
--------------------------------------------------------------------------------------------------
Mashantucket, CT Western Pequot Tribe Special RB,
Unrefunded Balance, Series A, 6.50%, 9/1/05(3)            Baa3/BBB-      1,260,000       1,430,780
                                                                                      ------------
                                                                                         4,585,912

--------------------------------------------------------------------------------------------------
Delaware--1.5%
DE HFAU RB, Christiana Care Health Services,
AMBAC Insured, 5.25%, 10/1/12                             Aaa/AAA        2,000,000       2,112,140
--------------------------------------------------------------------------------------------------
Florida--2.0%
FL HFA MH RRB, Series C, 6%, 8/1/11                       NR/AAA         1,000,000       1,090,630
--------------------------------------------------------------------------------------------------
Grand Haven, FL CDD SPAST RB, Series A, 6.30%,
5/1/02                                                    NR/NR          1,645,000       1,696,373
                                                                                      ------------
                                                                                         2,787,003

--------------------------------------------------------------------------------------------------
Illinois--11.9%
Chicago, IL BOE GOB, Chicago School Reform
Project, MBIA Insured, 6.25%, 12/1/11                     Aaa/AAA        1,000,000       1,185,010
--------------------------------------------------------------------------------------------------
Cook Cnty., IL Community College District No. 508
Lease COP, Series C, MBIA Insured, 7.70%, 12/1/07         Aaa/AAA        1,000,000       1,271,970
--------------------------------------------------------------------------------------------------
Cook Cnty., IL High SDI Refunding CAP GOB,
Series D, FSA Insured, Zero Coupon, 5%, 12/1/08(2)        Aaa/NR         5,040,000       3,250,397
--------------------------------------------------------------------------------------------------
Cook Cnty., IL RB, Series 413, Inverse Floater, 6.40%,
11/15/15(1)                                               NR/NR          5,000,000       5,227,750
--------------------------------------------------------------------------------------------------
IL HFAU RRB, Franciscan Sisters Health Care
Project, Series C, MBIA Insured, 6%, 9/1/09               Aaa/AAA        2,000,000       2,177,800


                   14 Oppenheimer Intermediate Municipal Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                  Ratings
                                                  Moody's/
                                                  S&P/Fitch      Face           Market Value
                                                  (Unaudited)    Amount         See Note 1
--------------------------------------------------------------------------------------------
Illinois (continued)
IL HFAU RRB, Methodist Medical Center, MBIA
Insured, 5.50%, 11/15/12                          Aaa/AAA        $ 1,500,000    $  1,618,485
--------------------------------------------------------------------------------------------
Southwestern IL DAU Hospital RB, St. Elizabeth
Medical Center, 8%, 6/1/10                        NR/A               500,000         536,685
--------------------------------------------------------------------------------------------
Waukegan, IL GOB, MBIA Insured,
7.50%, 12/30/03                                   A1/NR            1,000,000       1,141,760
                                                                                ------------
                                                                                  16,409,857

--------------------------------------------------------------------------------------------
Indiana--2.5%
IN Bond Bank RB, State Revolving Fund
Program, Series A, 6.875%, 2/1/12                 NR/AAA           1,135,000       1,312,503
--------------------------------------------------------------------------------------------
IN HFFAU RRB, Holy Cross Health System
Corp., MBIA Insured, 5.375%, 12/1/12              Aaa/AAA/AAA      2,000,000       2,141,540
                                                                                ------------
                                                                                   3,454,043

--------------------------------------------------------------------------------------------
Maine--0.6%
ME Educational LMC Student Loan RRB,
Series A-4, 6.05%, 11/1/04                        Aaa/NR             750,000         812,363
--------------------------------------------------------------------------------------------
Michigan--5.3%
Detroit, MI GORB, Series B, FGIC Insured,
7%, 4/1/04                                        Aaa/AAA          2,000,000       2,297,460
--------------------------------------------------------------------------------------------
MI Hospital FAU RRB, Greater Detroit Sinai
Hospital, Series 1995, 6%, 1/1/08                 A3/NR/BBB        2,500,000       2,780,700
--------------------------------------------------------------------------------------------
MI Strategic Fund SWD RRB, Genesee Power
Station Project, 7.50%, 1/1/21                    NR/NR            2,000,000       2,186,860
                                                                                ------------
                                                                                   7,265,020

--------------------------------------------------------------------------------------------
Nebraska--1.5%
NE Higher Education Loan Program RB, Jr. Sub.
Lien, Series A-6, MBIA Insured, 5.90%, 6/1/03     Aa/NR/A          2,000,000       2,128,900
--------------------------------------------------------------------------------------------
Nevada--1.5%
Clark Cnty., NV PC RRB, Nevada Power Co.
Project, Series D, 5.30%, 10/1/11                 NR/BBB-/BBB      2,000,000       2,026,360
--------------------------------------------------------------------------------------------
New Jersey--3.9%
East Orange, NJ BOE COP, FSA Insured,
5.50%, 8/1/12                                     Aaa/AAA          1,250,000       1,378,300
--------------------------------------------------------------------------------------------
NJ EDAU RRB, First Mortgage-Franciscan Oaks
Project, 5.60%, 10/1/12                           NR/NR            2,500,000       2,549,525
--------------------------------------------------------------------------------------------
NJ HCF FAU RB, Columbus Hospital, Series A,
7.50%, 7/1/21                                     Baa3/BBB-        1,330,000       1,395,263
                                                                                ------------
                                                                                   5,323,088


                   15 Oppenheimer Intermediate Municipal Fund

--------------------------------------------------------------------------------
 Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                   Ratings
                                                   Moody's/
                                                   S&P/Fitch      Face           Market Value
                                                   (Unaudited)    Amount         See Note 1
---------------------------------------------------------------------------------------------
New Mexico--0.4%
NM Hospital Equipment Loan Council RB,
San Juan Regional Medical Center, Inc.
Project, 7.90%, 6/1/11                             A3/NR          $   500,000    $    561,600
---------------------------------------------------------------------------------------------
New York--17.0%
NYC GOB, Prerefunded, Series F, 8.40%, 11/15/07    Aaa/AAA          2,490,000       2,871,119
---------------------------------------------------------------------------------------------
NYC GOB, Unrefunded Balance, Series F,
8.40%, 11/15/07                                    A3/A-               10,000          11,425
---------------------------------------------------------------------------------------------
NYC GORB, Series A, AMBAC Insured, 7%, 8/1/07      Aaa/AAA          2,000,000       2,395,860
---------------------------------------------------------------------------------------------
NYC GORB, Series B, AMBAC Insured,
6.20%, 8/15/06                                     Aaa/AAA          1,500,000       1,702,860
---------------------------------------------------------------------------------------------
NYC IDAU SPF RB, Terminal One Group Assn.
Project, 6%, 1/1/08                                A3/A/A-          2,000,000       2,176,840
---------------------------------------------------------------------------------------------
NYC IDAU SPF RB, Terminal One Group Assn.
Project, 6.10%, 1/1/09                             A3/A/A-          2,000,000       2,176,280
---------------------------------------------------------------------------------------------
NYS DA RRB, Second Hospital-Jamaica
Hospital, Series F, 5.10%, 2/15/12                 Baa1/BBB+/A      3,000,000       3,105,450
---------------------------------------------------------------------------------------------
NYS DA RRB, Second Hospital-North General
Hospital, Series G, 5.10%, 2/15/11                 Baa1/BBB+/A      3,000,000       3,132,360
---------------------------------------------------------------------------------------------
NYS HFA RRB, NYC HF, Series A, 6.375%,
11/1/04                                            Baa1/BBB+        2,000,000       2,250,820
---------------------------------------------------------------------------------------------
Oneida-Herkimer, NY Solid Waste Management
Authority RRB, FSA Insured, 5.50%, 4/1/10          Aaa/AAA/AAA      3,330,000       3,668,961
                                                                                 ------------
                                                                                   23,491,975

---------------------------------------------------------------------------------------------
Ohio--2.8%
Cleveland, OH COP, Stadium Project, AMBAC
Insured, 6%, 11/15/09                              Aaa/AAA          1,000,000       1,149,490
---------------------------------------------------------------------------------------------
Montgomery Cnty., OH HCF RRB, Series B,
6%, 2/1/10                                         NR/NR            1,000,000       1,036,630
---------------------------------------------------------------------------------------------
OH Solid Waste RB, Republic Engineered
Steels, Inc. Project, 9%, 6/1/21                   NR/NR            1,600,000       1,739,344
                                                                                 ------------
                                                                                    3,925,464


                   16 Oppenheimer Intermediate Municipal Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                     Ratings
                                                     Moody's/
                                                     S&P/Fitch      Face           Market Value
                                                     (Unaudited)    Amount         See Note 1
-----------------------------------------------------------------------------------------------
Oklahoma--0.8%
OK Industrial Authority Health Systems RB,
Baptist Medical Center, Series C, AMBAC
Insured, 7%, 8/15/05                                 Aaa/AAA/AAA    $   955,000    $  1,117,847
-----------------------------------------------------------------------------------------------
Pennsylvania--8.8%
Lehigh Cnty., PA GP RRB, Kidspeace Obligation
Group, 6%, 11/1/18                                   NR/NR            2,165,000       2,201,935
-----------------------------------------------------------------------------------------------
PA EDFAU RR RB, Northampton Generating,
Sr. Lien, Series A, 6.40%, 1/1/09                    NR/NR            2,000,000       2,138,480
-----------------------------------------------------------------------------------------------
Philadelphia, PA Airport RB, Series 387A,
Inverse Floater, 6.95%, 6/15/12(1)                   Aaa/AAA/AAA      2,000,000       2,236,800
-----------------------------------------------------------------------------------------------
Philadelphia, PA Hospitals & HEFAU RRB,
Jeanes Health System Project, 6.20%, 7/1/00          Baa3/BBB+        1,360,000       1,398,094
-----------------------------------------------------------------------------------------------
Philadelphia, PA Hospitals & HEFAU RRB,
Jefferson Health System, Series A, 5%, 5/15/12       A1/AA-/AA-       1,000,000       1,020,740
-----------------------------------------------------------------------------------------------
Schuylkill Cnty., PA IDAU RR RRB, Schuylkill
Energy Resources, Inc., 6.50%, 1/1/10(4)             NR/NR/BB         3,095,000       3,128,766
                                                                                   ------------
                                                                                     12,124,815

-----------------------------------------------------------------------------------------------
South Carolina--1.4%
Florence Cnty., SC IDV RB, Stone Container
Project, 7.375%, 2/1/07                              NR/NR            1,730,000       1,871,306
-----------------------------------------------------------------------------------------------
Tennessee--2.1%
Chattanooga-Hamilton Cnty., TN HA RB, Erlanger
Medical Center, Prerefunded, Series B, FSA
Insured, Inverse Floater, 9.956%, 5/25/21(1)         Aaa/AAA          1,500,000       1,777,500
-----------------------------------------------------------------------------------------------
Memphis Shelby Cnty., TN Airport Authority RRB,
Series A, MBIA Insured, 6.25%, 2/15/11               Aaa/AAA          1,000,000       1,169,280
                                                                                   ------------
                                                                                      2,946,780

-----------------------------------------------------------------------------------------------
Texas--3.3%
Port Corpus Christi, TX IDV Corp. RRB, Valero
Energy Corp., Series D, 5.125%, 4/1/09               Baa3/BBB-        2,000,000       2,020,060
-----------------------------------------------------------------------------------------------
Tarrant Cnty., TX HFDC RB, Texas Health
Resources System, Series A, MBIA Insured,
5.75%, 2/15/11                                       Aaa/AAA          2,330,000       2,589,888
                                                                                   ------------
                                                                                      4,609,948


                   17 Oppenheimer Intermediate Municipal Fund

--------------------------------------------------------------------------------
 Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                       Ratings
                                                       Moody's/
                                                       S&P/Fitch      Face              Market Value
                                                       (Unaudited)    Amount            See Note 1
----------------------------------------------------------------------------------------------------
Utah--1.5%
Davis Cnty., UT Solid Waste Management &
Recovery RRB, Special Service District,
6.125%, 6/15/09                                        Baa2/BBB+      $ 2,000,000       $  2,124,020
----------------------------------------------------------------------------------------------------
Vermont--0.7%
VT SAC Educational Loan RB, Series A-3, FSA
Insured, 6.25%, 6/15/03                                Aaa/AAA            900,000            974,016
----------------------------------------------------------------------------------------------------
Virginia--2.2%
Pocahontas Parkway Assn., VA Toll Road CAP RB,
Sub. Lien, Series C, 5%, 8/15/11                       NR/A/A           3,000,000          3,033,330
----------------------------------------------------------------------------------------------------
Washington--0.8%
WA PP Supply System RRB, Nuclear Project No. 1,
5.40%, 7/1/12                                          Aa1/AA-/AA-      1,000,000          1,044,060
----------------------------------------------------------------------------------------------------
District of Columbia--0.8%
DC Hospital RRB, Medlantic Healthcare Group,
Series A, MBIA Insured, 6%, 8/15/12                    Aaa/AAA          1,000,000          1,151,820
----------------------------------------------------------------------------------------------------
U.S. Possessions--1.2%
PR CMWLTH GOB, 6.35%, 7/1/10                           Aaa /AAA         1,500,000          1,716,930
                                                                                        ------------
Total Municipal Bonds and Notes (Cost $128,910,329)                                      137,906,596

====================================================================================================
Short-Term Tax-Exempt Obligations--0.8%
----------------------------------------------------------------------------------------------------
IA FAU SWD RB, Cedar River Paper Co. Project,
Series A, 4.35%, 10/1/98(5) (Cost $1,100,000)                           1,100,000          1,100,000

----------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $130,010,329)                             100.6%       139,006,596
----------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                         (.6)          (888,259)
                                                                      -----------       ------------
Net Assets                                                                  100.0%      $138,118,337
                                                                      ===========       ============


                   18 Oppenheimer Intermediate Municipal Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
To simplify the listings of securities, abbreviations are used per the table below:

BOE   --Board of Education                          HFFAU--Health Facilities Finance Authority
CAP   --Capital Appreciation                        IDV  --Industrial Development
CDD   --Community Development District              IDAU --Industrial Development Authority
CFD   --Community Facilities District               LMC  --Loan Marketing Corp.
CMWLTH--Commonwealth                                MH   --Multifamily Housing
COP   --Certificates of Participation               NYC  --New York City
DA    --Dormitory Authority                         NYS  --New York State
DAU   --Development Authority                       PC   --Pollution Control
EDAU  --Economic Development Authority              PP   --Public Power
EDFAU --Economic Development Finance Authority      RB   --Revenue Bonds
FAU   --Finance Authority                           RR   --Resource Recovery
GP    --General Purpose                             RRB  --Revenue Refunding Bonds
GOB   --General Obligation Bonds                    SAC  --Student Assistance Corp.
GORB  --General Obligation Refunding Bonds          SCDAU--Statewide Communities Development Authority
HA    --Hospital Authority                          SDI  --School District
HCF   --Health Care Facilities                      SPAST--Special Assessment
HEFAU --Higher Educational Facilities Authority     SPF  --Special Facilities
HF    --Health Facilities                           SPTX --Special Tax
HFA   --Housing Finance Agency                      SWD  --Solid Waste Disposal
HFAU  --Health Facilities Authority                 USD  --Unified School District
HFDC  --Health Facilities Development Corp.

1. Represents the current interest rate for a variable rate bond known as an "inverse floater" which pays interest at a rate that varies inversely with short-term interest rates. As interest rates rise, inverse floaters produce less current income. Their price may be more volatile than the price of a comparable fixed-rate security. Inverse floaters amount to $11,364,550 or 8.23% of the Fund's net assets as of September 30, 1998.

2. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $3,500,092 or 2.53% of the Fund's net assets as of September 30, 1998.

4. Identifies issues considered to be illiquid or restricted--See Note 6 of Notes to Financial Statements.

5. Variable rate security. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on September 30, 1998.

As of September 30, 1998, securities subject to the alternative minimum tax amount to $29,561,410 or 21.40% of the Fund's net assets.

See accompanying Notes to Financial Statements.


                   19 Oppenheimer Intermediate Municipal Fund

--------------------------------------------------------------------------------
 Statement of Assets and Liabilities  September 30, 1998
--------------------------------------------------------------------------------


===============================================================================
Assets
Investments, at value (cost $130,010,329)--
see accompanying statement                                        $ 139,006,596
-------------------------------------------------------------------------------
Cash                                                                    526,963
-------------------------------------------------------------------------------
Receivables:
Investments sold                                                      2,109,957
Interest                                                              1,888,045
Shares of beneficial interest sold                                      405,709
-------------------------------------------------------------------------------
Other                                                                    13,645
                                                                  -------------
Total assets                                                        143,950,915

===============================================================================
Liabilities
Payables and other liabilities:
Investments purchased                                                 5,085,403
Dividends                                                               318,961
Shares of beneficial interest redeemed                                  238,708
Distribution and service plan fees                                       82,087
Transfer and shareholder servicing agent fees                            15,752
Other                                                                    91,667
                                                                  -------------
Total liabilities                                                     5,832,578

===============================================================================
Net Assets                                                        $ 138,118,337
                                                                  =============

===============================================================================
Composition of Net Assets
Paid-in capital                                                   $ 129,168,432
-------------------------------------------------------------------------------
Overdistributed net investment income                                  (108,367)
-------------------------------------------------------------------------------
Accumulated net realized gain on investment transactions                 62,005
-------------------------------------------------------------------------------
Net unrealized appreciation on investments--Note 3                    8,996,267
                                                                  -------------
Net assets                                                        $ 138,118,337
                                                                  =============


                   20 Oppenheimer Intermediate Municipal Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


================================================================================
Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $106,909,030 and 6,830,303 shares of beneficial interest outstanding) $15.65 Maximum offering price per share (net asset value plus sales charge
of 3.50% of offering price)                                               $16.22

--------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $13,536,747 and 865,057 shares of beneficial interest outstanding)     $15.65

--------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $17,672,560 and 1,131,105 shares of beneficial interest outstanding)   $15.62

See accompanying Notes to Financial Statements.


                   21 Oppenheimer Intermediate Municipal Fund

--------------------------------------------------------------------------------
 Statement of Operations For the Year Ended September 30, 1998
--------------------------------------------------------------------------------


===============================================================================
Investment Income
Interest                                                            $ 6,868,143

===============================================================================
Expenses
Management fees--Note 4                                                 608,528
-------------------------------------------------------------------------------
Distribution and service plan fees--Note 4:
Class A                                                                 235,579
Class B                                                                 108,141
Class C                                                                 163,567
-------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees--Note 4                   101,294
-------------------------------------------------------------------------------
Registration and filing fees                                             65,968
-------------------------------------------------------------------------------
Shareholder reports                                                      34,769
-------------------------------------------------------------------------------
Custodian fees and expenses                                              16,414
-------------------------------------------------------------------------------
Legal, auditing and other professional fees                              12,467
-------------------------------------------------------------------------------
Accounting service fees--Note 4                                          12,000
-------------------------------------------------------------------------------
Trustees' fees and expenses                                               3,850
-------------------------------------------------------------------------------
Other                                                                     6,046
                                                                    -----------
Total expenses                                                        1,368,623

===============================================================================
Net Investment Income                                                 5,499,520

===============================================================================
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments                                                           1,314,919
Closing of futures contracts                                           (832,344)
                                                                    -----------
Net realized gain                                                       482,575

-------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation
on investments                                                        3,511,405
                                                                    -----------
Net realized and unrealized gain                                      3,993,980

===============================================================================
Net Increase in Net Assets Resulting from Operations                $ 9,493,500
                                                                    ===========

See accompanying Notes to Financial Statements.


                   22 Oppenheimer Intermediate Municipal Fund

--------------------------------------------------------------------------------
 Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                Year Ended September 30,
                                                                1998              1997
===============================================================================================
Operations
Net investment income                                           $   5,499,520     $   5,342,423
-----------------------------------------------------------------------------------------------
Net realized gain (loss)                                              482,575          (151,731)
-----------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation               3,511,405         3,309,533
                                                                -------------     -------------
Net increase in net assets resulting from operations                9,493,500         8,500,225

===============================================================================================
Dividends and Distributions to Shareholders
Dividends from net investment income:
Class A                                                            (4,499,560)       (4,467,924)
Class B                                                              (417,763)         (209,401)
Class C                                                              (635,072)         (533,387)

===============================================================================================
Beneficial Interest Transactions
Net increase in net assets resulting from
beneficial interest transactions--Note 2:
Class A                                                            16,735,997         1,131,907
Class B                                                             5,486,022         4,656,894
Class C                                                             3,214,639         2,643,754

===============================================================================================
Net Assets
Total increase                                                     29,377,763        11,722,068
-----------------------------------------------------------------------------------------------
Beginning of period                                               108,740,574        97,018,506
                                                                -------------     -------------
End of period [including undistributed (overdistributed) net
investment income of $(108,367) and $616,172, respectively]     $ 138,118,337     $ 108,740,574
                                                                =============     =============

See accompanying Notes to Financial Statements.


                   23 Oppenheimer Intermediate Municipal Fund

--------------------------------------------------------------------------------
 Financial Highlights
--------------------------------------------------------------------------------

                                                     Class A
                                                     -----------------------------------------
                                                     Year Ended September 30,
                                                     1998             1997            1996
==============================================================================================
Per Share Operating Data
Net asset value, beginning of period                 $  15.16         $  14.69        $  14.69
----------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .69              .80             .79
Net realized and unrealized gain (loss)                   .51              .45            (.01)
                                                     --------         --------        --------
Total income (loss) from investment operations           1.20             1.25             .78

----------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                     (.71)            (.78)           (.78)
Distributions in excess of net realized gain               --               --              --
                                                     --------         --------        --------
Total dividends and distributions to shareholders        (.71)            (.78)           (.78)
----------------------------------------------------------------------------------------------
Net asset value, end of period                       $  15.65         $  15.16        $  14.69
                                                     ========         ========        ========

==============================================================================================
Total Return, at Net Asset Value(4)                      8.14%            8.72%           5.41%

==============================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)             $106,909         $ 87,111        $ 83,253
----------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $ 97,001         $ 85,590        $ 82,217
----------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                    4.58%            5.35%           5.35%
Expenses(6)                                              0.94%            1.02%           1.02%
----------------------------------------------------------------------------------------------
Portfolio turnover rate(7)                                 53%              31%             53%

1. For the period from December 1, 1993 (inception of offering) to September 30, 1994.

2. For the period from September 11, 1995 (inception of offering) to September 30, 1995.

3. Per share amounts calculated based on the average shares outstanding during the period.

4. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.


                   24 Oppenheimer Intermediate Municipal Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                               Class B
                                                     ---------------------     ---------------------------------------------
                                                                               Year Ended September 30,
                                                     1995         1994         1998         1997(3)     1996        1995(2)
============================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                 $  14.23     $  15.34     $  15.16     $  14.69    $  14.69    $  14.71
----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .79          .72          .59          .67         .66         .06
Net realized and unrealized gain (loss)                   .42        (1.00)         .50          .46          --        (.04)
                                                     --------     --------     --------     --------    --------    --------
Total income (loss) from investment operations           1.21         (.28)        1.09         1.13         .66         .02

----------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                     (.75)        (.76)        (.60)        (.66)       (.66)       (.04)
Distributions in excess of net realized gain               --         (.07)          --           --          --          --
                                                     --------     --------     --------     --------    --------    --------
Total dividends and distributions to shareholders        (.75)        (.83)        (.60)        (.66)       (.66)       (.04)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $  14.69     $  14.23     $  15.65     $  15.16    $  14.69    $  14.69
                                                     ========     ========     ========     ========    ========    ========

============================================================================================================================
Total Return, at Net Asset Value(4)                      8.78%       (1.92)%       7.32%        7.88%       4.56%       0.13%

============================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)             $ 80,535     $ 83,456     $ 13,537     $  7,690    $  2,858    $    119
----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $ 79,681     $ 79,076     $ 10,830     $  4,763    $  1,440    $     37
----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                    5.55%        5.05%        3.92%        4.54%       4.51%       3.87%(5)
Expenses(6)                                              0.98%        1.00%        1.69%        1.79%       1.81%       1.54%(5)
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(7)                                 55%          51%          53%          31%         53%         55%

(5). Annualized.

(6). Beginning in fiscal 1995, the expense ratio reflects the effect of expenses paid indirectly by the Fund. Prior year expense ratios have not been adjusted.

(7). The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended September 30, 1998, were $82,864,303 and $65,551,124, respectively.


                   25 Oppenheimer Intermediate Municipal Fund

--------------------------------------------------------------------------------
 Financial Highlights  (Continued)
--------------------------------------------------------------------------------

                                                    Class C
                                                    -----------------------------------------------------------------------
                                                    Year Ended September 30,
                                                    1998            1997            1996            1995           1994(1)
===========================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                $  15.13        $  14.67        $  14.67        $  14.18       $  15.14
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .58             .66             .68             .69            .46
Net realized and unrealized gain (loss)                  .51             .47            (.01)            .43           (.83)
                                                    --------        --------        --------        --------       --------
Total income (loss) from investment
operations                                              1.09            1.13             .67            1.12           (.37)

---------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                    (.60)           (.67)           (.67)           (.63)          (.52)
Distributions in excess of net realized gain              --              --              --              --           (.07)
                                                    --------        --------        --------        --------       --------
Total dividends and distributions
to shareholders                                         (.60)           (.67)           (.67)           (.63)          (.59)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $  15.62        $  15.13        $  14.67        $  14.67       $  14.18
                                                    ========        ========        ========        ========       ========

===========================================================================================================================
Total Return, at Net Asset Value(4)                     7.34%           7.85%           4.63%           8.13%         (2.54)%

===========================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)            $ 17,673        $ 13,940        $ 10,908        $  7,618       $  8,511
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $ 16,367        $ 11,970        $  9,015        $  7,437       $  4,686
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                   3.85%           4.57%           4.56%           4.64%          3.77%(5)
Expenses(6)                                             1.69%           1.77%           1.78%           1.88%          2.24%(5)
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(7)                                53%             31%             53%             55%            51%

1. For the period from December 1, 1993 (inception of offering) to September 30, 1994.

2. For the period from September 11, 1995 (inception of offering) to September 30, 1995.

3. Per share amounts calculated based on the average shares outstanding during the period.

4. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

5. Annualized.

6. Beginning in fiscal 1995, the expense ratio reflects the effect of expenses paid indirectly by the Fund. Prior year expense ratios have not been adjusted.

7. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended September 30, 1998, were $82,864,303 and $65,551,124, respectively.

See accompanying Notes to Financial Statements.


                   26 Oppenheimer Intermediate Municipal Fund

--------------------------------------------------------------------------------
 Notes to Financial Statements
--------------------------------------------------------------------------------


================================================================================
1. Significant Accounting Policies

Oppenheimer Intermediate Municipal Fund (the Fund) is a separate series of Oppenheimer Municipal Fund, a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high level of current income exempt from Federal income tax. The Fund will, under normal market conditions, invest at least 80% of its total assets in investment-grade Municipal Securities. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge. Class B and Class C shares may be subject to a contingent deferred sales charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own distribution and/or service plan, expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
Investment Valuation. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount.

--------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.


                   27 Oppenheimer Intermediate Municipal Fund

--------------------------------------------------------------------------------
 Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------


================================================================================
1. Significant Accounting Policies (continued)

Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

--------------------------------------------------------------------------------
Distributions to Shareholders. The Fund intends to declare dividends separately for Class A, Class B and Class C shares from net investment income each day the New York Stock Exchange is open for business and pay such dividends monthly. Distributions from net realized gains on investments, if any, will be declared at least once each year.

--------------------------------------------------------------------------------
Classification of Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

            The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended September 30, 1998, amounts have been reclassified to reflect a decrease in undistributed net investment income of $671,664, a decrease in accumulated net realized loss on investments of $321,410, and an increase in paid-in capital of $350,254.

--------------------------------------------------------------------------------
Other. Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Original issue discount on securities purchased is amortized over the life of the respective securities using the effective yield method, in accordance with federal income tax requirements. As of November 4, 1997, in order to conform book and tax bases, the Fund began amortization of premiums on securities for book purposes. Such cumulative change was limited to a reclassification adjustment and had no impact on net assets or total increase (decrease) in net assets. Accordingly, during the year ended September 30, 1998, amounts have been reclassified to reflect an increase in unrealized appreciation of $671,664. Paid-in capital was decreased by the same amount. For bonds acquired after April 30, 1993, on disposition or maturity, taxable ordinary income is recognized to the extent of the lesser of gain or market discount that would have accrued over the holding period. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.


                   28 Oppenheimer Intermediate Municipal Fund

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--------------------------------------------------------------------------------


================================================================================
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                 Year Ended September 30, 1998     Year Ended September 30, 1997
                                 -----------------------------     -----------------------------
                                 Shares         Amount             Shares         Amount
----------------------------------------------------------------------------------------------
Class A:
Sold                              2,064,197     $ 31,773,631        1,232,638     $ 18,373,341
Dividends and distributions
reinvested                          206,433        3,166,314          202,901        3,016,871
Redeemed                         (1,186,120)     (18,203,948)      (1,357,416)     (20,258,305)
                                 ----------     ------------       ----------     ------------
Net increase                      1,084,510     $ 16,735,997           78,123     $  1,131,907
                                 ==========     ============       ==========     ============

----------------------------------------------------------------------------------------------
Class B:
Sold                                412,276     $  6,321,930          337,796     $  5,030,661
Dividends and distributions
reinvested                           18,206          279,283            8,821          131,375
Redeemed                            (72,787)      (1,115,191)         (33,826)        (505,142)
                                 ----------     ------------       ----------     ------------
Net increase                        357,695     $  5,486,022          312,791     $  4,656,894
                                 ==========     ============       ==========     ============

----------------------------------------------------------------------------------------------
Class C:
Sold                                517,496     $  7,934,925          397,151     $  5,901,848
Dividends and distributions
reinvested                           32,194          492,861           27,933          414,837
Redeemed                           (339,701)      (5,213,147)        (247,738)      (3,672,931)
                                 ----------     ------------       ----------     ------------
Net increase                        209,989     $  3,214,639          177,346     $  2,643,754
                                 ==========     ============       ==========     ============

================================================================================
3. Unrealized Gains and Losses on Investments

As of September 30, 1998, net unrealized appreciation on investments of $8,996,267 was composed of gross appreciation of $9,009,735, and gross depreciation of $13,468.


                   29 Oppenheimer Intermediate Municipal Fund

--------------------------------------------------------------------------------
 Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------


================================================================================
4. Management Fees and Other Transactions with Affiliates

Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.50% of the first $100 million of average annual net assets, 0.45% of the next $150 million, 0.425% of the next $250 million and 0.40% of average annual net assets in excess of $500 million. The Fund's management fee for the year ended September 30, 1998 was 0.49% of average annual net assets for Class A, Class B and Class C shares.

            The Manager acts as the accounting agent for the Fund at an annual fee of $12,000, plus out-of-pocket costs and expenses reasonably incurred.

            For the year ended September 30, 1998, commissions (sales charges paid by investors) on sales of Class A shares totaled $303,538, of which $55,035 was retained by OppenheimerFunds Distributor, Inc. (OFDI), a subsidiary of the Manager, as general distributor, and by an affiliated broker/dealer. Sales charges advanced to broker/dealers by OFDI on sales of the Fund's Class B and Class C shares totaled $166,461 and $74,498, respectively, of which $3,386 was paid to an affiliated broker/dealer for Class C shares. During the year ended September 30, 1998, OFDI received contingent deferred sales charges of $11,878 and $12,321, respectively, upon redemption of Class B and Class C shares, as reimbursement for sales commissions advanced by OFDI at the time of sale of such shares.

            OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and other Oppenheimer funds. OFS's total costs of providing such services are allocated ratably to these funds.

            The Fund has adopted a Service Plan for Class A shares to reimburse OFDI for a portion of its costs incurred in connection with the personal service and maintenance of shareholder accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.25% of the average annual net assets of Class A shares of the Fund. OFDI uses the service fee to reimburse brokers, dealers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares. During the year ended September 30, 1998, OFDI paid $30,812 to an affiliated broker/dealer as reimbursement for Class A personal service and maintenance expenses.


                   30 Oppenheimer Intermediate Municipal Fund

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--------------------------------------------------------------------------------


================================================================================
The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate OFDI for its costs in distributing Class B and Class C shares and servicing accounts. Under the Plans, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year on Class B and Class C shares for its services rendered in distributing Class B and Class C shares. OFDI also receives a service fee of 0.25% per year to compensate dealers for providing personal services for accounts that hold Class B and Class C shares. Each fee is computed on the average annual net assets of Class B or Class C shares, determined as of the close of each regular business day. During the year ended September 30, 1998, OFDI paid $3,923, to an affiliated broker/dealer as compensation for Class C personal service and maintenance expenses and retained $94,754 and $84,398, respectively, as compensation for Class B and Class C sales commissions and service fee advances, as well as financing costs. If either Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to OFDI for distributing shares before the Plan was terminated. As of September 30, 1998, OFDI had incurred excess distribution and servicing costs of $273,649 for Class B and $259,730 for Class C.

================================================================================
5. Futures Contracts

The Fund may buy and sell interest rate futures contracts in order to gain exposure to or protect against changes in interest rates. The Fund may also buy or write put or call options on these futures contracts.

            The Fund generally sells futures contracts to hedge against increases in interest rates and the resulting negative effect on the value of fixed rate portfolio securities. The Fund may also purchase futures contracts to gain exposure to changes in interest rates as it may be more efficient or cost effective than actually buying fixed income securities.

            Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

            Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.


                   31 Oppenheimer Intermediate Municipal Fund

--------------------------------------------------------------------------------
 Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------


================================================================================
6. Illiquid and Restricted Securities

As of September 30, 1998, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limit. The aggregate value of illiquid or restricted securities subject to this limitation at September 30, 1998, was $3,128,766, which represents 2.27% of the Fund's net assets.

================================================================================
7. Bank Borrowings

The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.35%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.0575% per annum.

            The Fund had no borrowings outstanding during the year ended September 30, 1998.


                   32 Oppenheimer Intermediate Municipal Fund

                                   Appendix A

------------------------------------------------------------------------------
                       MUNICIPAL BOND RATINGS DEFINITIONS
------------------------------------------------------------------------------

Below are summaries of the rating definitions used by the nationally-recognized rating agencies listed below for municipal securities. Those ratings represent the opinion of the agency as to the credit quality of issues that they rate. The summaries below are based upon publicly-available information provided by the rating organizations.

Moody's Investors Service, Inc.
------------------------------------------------------------------------------

Long-Term Bond Ratings

Aaa: Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as with Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than those of Aaa securities.

A: Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds rated Baa are considered medium grade obligations; that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba: Bonds rated Ba are judged to have speculative elements. Their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds rated B generally lack characteristics of desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds rated Caa are of poor standing and may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds rated Ca represent obligations which are speculative in a high degree and are often in default or have other marked shortcomings.

C: Bonds rated C are the lowest class of rated bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Con. (...): Bonds for which the security depends on the completion of some act or the fulfillment of some condition are rated conditionally. These bonds are secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals that begin when facilities are completed, or (d) payments to which some other limitation attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition. Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier "1" indicates that the obligation ranks in the higher end of its category; the modifier "2" indicates a mid-range ranking and the modifier "3" indicates a ranking in the lower end of the category. Advanced refunded issues that are secured by certain assets are identified with a # symbol.

Short-Term Ratings - U.S. Tax-Exempt Municipals

There are four ratings below for short-term obligations that are investment grade. Short-term speculative obligations are designated SG. For variable rate demand obligations, a two-component rating is assigned. The first (MIG) element represents an evaluation by Moody's of the degree of risk associated with scheduled principal and interest payments, and the other (VMIG) represents an evaluation of the degree of risk associated with the demand feature.

MIG 1/VMIG 1: Denotes best quality. There is strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing..

MIG 2/VMIG 2: Denotes high quality. Margins of protection are ample although not as large as in the preceding group.

MIG 3/VMIG 3: Denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/VMIG 4: Denotes adequate quality. Protection commonly regarded as required
of  an   investment   security  is  present  and  although  not   distinctly  or
predominantly speculative, there is specific risk.

SG: Denotes speculative quality. Debt instruments in this category lack margins of protection.


Standard & Poor's Rating Services
------------------------------------------------------------------------------

Long-Term Credit Ratings

AAA: Bonds rated "AAA" have the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: Bonds rated "AA" differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: Bonds rated "A" are somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: Bonds rated BBB exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Bonds rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: Bonds rated BB are less vulnerable to nonpayment than other speculative issues. However, these face major uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: A bond rated B is more vulnerable to nonpayment than an obligation rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation.

CCC: A bond rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC:  An obligation rated CC is currently highly vulnerable to nonpayment.

C: The C rating may used where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D: Bonds rated D are in default. Payments on the obligation are not being made on the date due.

The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. The "r" symbol is attached to the ratings of instruments with significant noncredit risks.

Short-Term Issue Credit Ratings

A-1: Rated in the highest category. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, a plus (+) sign designation indicates the issuer's capacity to meet its financial obligation is very strong.

A-2: Obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3:  Exhibits  adequate  protection  parameters.   However,   adverse  economic
conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: Regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: Currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: In payment default. Payments on the obligation have not been made on the due date. The rating may also be used if a bankruptcy petition has been filed or similar actions jeopardize payments on the obligation.


Fitch IBCA, Inc.
------------------------------------------------------------------------------

International Long-Term Credit Ratings

Investment Grade:
AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High Default Risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default.  Securities are not meeting  current  obligations and
are  extremely  speculative.   "DDD"  designates  the  highest  potential  for
recovery of amounts outstanding on any securities involved.

Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the rating category. Plus and minus signs are not added to the "AAA" category or to categories below "CCC."

International Short-Term Credit Ratings

F1: Highest credit quality. Strongest capacity for timely payment. May have an added "+" to denote exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment, but the margin of safety is not as great as in higher ratings.

F3: Fair credit quality. Capacity for timely payment is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment, plus vulnerability to near-term adverse changes in financial and economic conditions.

C:  High  default  risk.   Default  is  a  real   possibility,   Capacity  for
meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D:     Default. Denotes actual or imminent payment default.

Duff & Phelps Credit Rating Co. Ratings

Long-Term Debt and Preferred Stock

AAA: Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA, AA-: High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A & A-: Protection factors are average but adequate. However, risk factors are more variable in periods of greater economic stress.

BBB+, BBB & BBB-: Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+, BB & BB-: Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions. Overall quality may move up or down frequently within the category.

B+, B & B-: Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher of lower rating grade.

CCC: Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD: Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

DP:  Preferred stock with dividend arrearages.

Short-Term Debt:

                                   High Grade:
D-1+: Highest certainty of timely payment. Safety is just below risk-free U.S. Treasury short-term debt.

D-1: Very high certainty of timely payment. Risk factors are minor.

D-1-: High certainty of timely payment. Risk factors are very small.

Good Grade:
D-2: Good certainty of timely payment. Risk factors are small.

Satisfactory Grade:
D-3: Satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

Non-Investment Grade:
D-4: Speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service.

Default:
D-5: Issuer failed to meet scheduled principal and/or interest payments.

Appendix B

------------------------------------------------------------------------------
Industry Classifications
------------------------------------------------------------------------------

Adult  Living  Facilities
Education
Electric
Gas
General
Obligation
Higher Education
Highways
Hospital
Lease Rental Manufacturing,
Durables Manufacturing,
Non Durables
Marine/Aviation Facilities
Multi-Family Housing
Pollution Control
Resource
Recovery
Sales
Tax
Sewer
Single  Family  Housing
Special  Assessment
Telephone
Water

Appendix C

------------------------------------------------------------------------------
OppenheimerFunds Special Sales Charge Arrangements and Waivers
------------------------------------------------------------------------------

      In certain cases, the initial sales charge that applies to purchases of Class A shares of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived. That is because of the economies of sales efforts realized by the Distributor or the dealers or other financial institutions offering those shares to certain classes of investors or in certain transactions.

      Not all waivers apply to all funds. For example, waivers relating to Retirement Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds that were merged into or became Oppenheimer funds.

      For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans: (1) plans qualified under Sections 401(a) or 401(k) of the Internal
         Revenue Code,
(2) non-qualified deferred compensation plans, (3) employee benefit plans1 (4) Group Retirement Plans2 (5) 403(b)(7) custodial plan accounts (6) SEP-IRAs, SARSEPs or SIMPLE plans

         The interpretation of these provisions as to the applicability of a waiver in a particular case is determined solely by the Distributor or the
Transfer Agent of the fund. These waivers and special arrangements may be amended or terminated at any time by the applicable Fund and/or the Distributor. Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.
--------------
1. An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class A shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
2. The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase Class A shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase Class A shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor enabling those plans to purchase Class A shares at net asset value but subject to the Class A contingent deferred sales charge.

------------------------------------------------------------------------------
Applicability of Class A Contingent Deferred Sales Charges in Certain Cases
------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to Initial Sales Charge but May Be Subject to the Class A Contingent Deferred Sales Charge (unless a waiver applies).

      There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months of the end of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption). Additionally, on these purchases the Distributor will pay the applicable commission described in the Prospectus under "Class A Contingent Deferred Sales Charge":
      |_|   Purchases of Class A shares aggregating $1 million or more.
o     Purchases by  a Retirement Plan that:
(1)   buys shares costing $500,000 or more, or
(2)   has,  at the time of  purchase,  100 or more  eligible  participants  or total plan assets of $500,000 or more, or
(3)         certifies  to the  Distributor  that it projects to have annual plan purchases of $200,000 or more.
o     Purchases  by  an   OppenheimerFunds-sponsored   Rollover  IRA,  if  the
         purchases are made:
(1)         through a broker, dealer, bank or registered investment adviser that has  made  special  arrangements  with  the  Distributor  for  those purchases, or
(2)         by a direct rollover of a distribution  from a qualified  Retirement
            Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
o Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
(1)   The record  keeping is performed by Merrill Lynch Pierce Fenner & Smith,
            Inc.  ("Merrill  Lynch")  on  a  daily  valuation  basis  for  the
            Retirement   Plan.   On  the  date  the  plan  sponsor  signs  the
            record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch Asset
            Management, L.P. ("MLAM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and (b) funds advised or managed by MLAM (the funds described in (a) and (b) are referred to as "Applicable Investments").
(2)   The record  keeping  for the  Retirement  Plan is  performed  on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds) invested in Applicable Investments.
(3)         The record keeping for a Retirement  Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).

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            Waivers of Class A Sales Charges of Oppenheimer Funds
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Waivers  of  Initial  and  Contingent   Deferred  Sales  Charges  for  Certain
Purchasers.

Class A shares purchased by the following investors are not subject to any Class A sales charges (and no commissions are paid by the Distributor on such purchases):
      |_|  The Manager or its affiliates.
      |_| Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
      |_| Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
      |_| Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
      |_| Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
      |_| Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
      |_| Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
      |_| "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
      |_| Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
      |_| Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
      |_| Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
      |_| A unit investment trust that has entered into an appropriate agreement with the Distributor.
      |_| Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
      |_| Retirement plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
      |_| A TRAC-2000 401(k) plan (sponsored by the former Quest for Value Advisors) whose Class B or Class C shares of a Former Quest for Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November 24, 1995.
      |_| A qualified Retirement Plan that had agreed with the former Quest for Value Advisors to purchase shares of any of the Former Quest for Value Funds at net asset value, with such shares to be held through DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by December 31, 1996.

Waivers  of  Initial  and   Contingent   Deferred  Sales  Charges  in  Certain
Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no commissions are paid by the Distributor on such purchases):
      |_| Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
      |_| Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
      |_| Shares purchased and paid for with the proceeds of shares redeemed in the prior 30 days from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid. This waiver also applies to shares purchased by exchange of shares of Oppenheimer Money Market Fund, Inc. that were purchased and paid for in this manner. This waiver must be requested when the purchase order is placed for shares of the Fund, and the Distributor may require evidence of qualification for this waiver.
      |_| Shares purchased with the proceeds of maturing principal units of any Qualified Unit Investment Liquid Trust Series.
      |_| Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

Waivers  of  the  Class  A  Contingent   Deferred  Sales  Charge  for  Certain
Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
      |_| To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the original account value.
      |_| Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (see "Shareholder Account Rules and Policies," in the Prospectus).
      |_| For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
(1)   Following  the death or disability  (as defined in the Internal  Revenue
            Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established.
(2)   To return excess contributions.
(3) To return contributions made due to a mistake of fact. (4) Hardship withdrawals, as defined in the plan. (5) Under a Qualified Domestic Relations Order, as defined in the Internal
            Revenue Code.
(6)         To  meet  the  minimum  distribution  requirements  of the  Internal
            Revenue Code.
(7)         To establish "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
(8) For retirement distributions or loans to participants or beneficiaries. (9) Separation from service.
         (10)Participant-directed redemptions to purchase shares of a mutual fund other than a fund managed by the Manager or a subsidiary. The fund must be one that is offered as an investment option in a Retirement Plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor. (11) Plan termination or "in-service distributions," if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
      |_| For distributions from Retirement Plans having 500 or more eligible participants, except distributions due to termination of all of the Oppenheimer funds as an investment option under the Plan.
      |_| For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.

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Waivers of Class B and Class C Sales Charges of Oppenheimer Funds
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      The Class B and Class C contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

Waivers for Redemptions in Certain Cases.

The Class B and Class C contingent deferred sales charges will be waived for redemptions of shares in the following cases:
      |_| Shares redeemed involuntarily, as described in "Shareholder Account Rules and Policies," in the applicable Prospectus.
      |_| Distributions to participants or beneficiaries from Retirement Plans, if the distributions are made:
(a)   under an Automatic  Withdrawal  Plan after the  participant  reaches age
            59-1/2,  as long as the payments are no more than 10% of the account value  annually  (measured from the date the Transfer Agent receives the request), or
(b)         following  the  death or  disability  (as  defined  in the  Internal
            Revenue  Code)  of the  participant  or  beneficiary  (the  death or disability must have occurred after the account was established).
      |_| Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder, including a trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
      |_|   Returns of excess contributions to Retirement Plans.
      |_|   Distributions from Retirement Plans to make  "substantially  equal periodic payments" as permitted in Section 72(t) of the Internal Revenue Code that do not exceed 10% of the account value annually, measured from the date the Transfer Agent receives the request.
      |_| Distributions from OppenheimerFunds prototype 401(k) plans and from certain Massachusetts Mutual Life Insurance Company prototype 401(k) plans:
(1)   for hardship withdrawals;
(2) under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code;
(3) to meet minimum distribution requirements as defined in the Internal Revenue Code;
(4) to make "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code;
(5) for separation from service; or (6) for loans to participants or beneficiaries.
      |_| Distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
      |_| Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
      |_| Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.

Waivers for Shares Sold or Issued in Certain Transactions.

      The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
      |_| Shares sold to the Manager or its affiliates.
      |_| Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
      |_| Shares issued in plans of reorganization to which the Fund is a party.

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Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were Shareholders of the Former Quest for Value Funds
------------------------------------------------------------------------------

      The initial and contingent deferred sales charge rates and waivers for Class A, Class B and Class C shares described in the Prospectus or Statement of Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value Funds. To be eligible, those persons must have been shareholders on November 24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds. Those funds include:

      Oppenheimer Quest Value Fund, Inc., Oppenheimer Quest Balanced Value Fund, Oppenheimer Quest Opportunity Value Fund, Oppenheimer Quest Small Cap Value Fund and Oppenheimer Quest Global Value Fund, Inc.

      These arrangements also apply to shareholders of the following funds when they merged into various Oppenheimer funds on November 24, 1995:

      Quest for Value U.S. Government Income Fund, Quest for Value Investment Quality Income Fund, Quest for Value Global Income Fund, Quest for Value New York Tax-Exempt Fund, Quest for Value National Tax-Exempt Fund and Quest for Value California Tax-Exempt Fund

      All of the funds listed above are referred to in this Appendix as the "Former Quest for Value Funds." The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an Oppenheimer fund that are either:
         |_| acquired by such shareholder pursuant to an exchange of shares of an Oppenheimer fund that was one of the Former Quest for Value Funds or
         |_| purchased by such shareholder by exchange of shares of another Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on November 24, 1995.

Reductions or Waivers of Class A Sales Charges.

      |X| Reduced Class A Initial Sales Charge Rates for Certain Former Quest for Value Funds Shareholders

Purchases by Groups and Associations. The following table sets forth the initial sales charge rates for Class A shares purchased by members of "Associations" formed for any purpose other than the purchase of securities. The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

 ------------------------------------------------------------------------------
 Number  of  Eligible Initial       Sales Initial      Sales
 Employees or Members Charge  as  a %  of Charge  as  a % of Commission  as  %
                      Offering Price      Net         Amount of Offering Price
                                          Invested
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 9 or Fewer           2.50%               2.56%              2.00%
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 At  least 10 but not
 more than 49         2.00%               2.04%              1.60%
 ------------------------------------------------------------------------------

      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an Association, or the sales charge rate that applies under the Right of Accumulation described in the applicable fund's Prospectus and Statement of Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

      |X| Waiver of Class A Sales Charges for Certain Shareholders. Class A shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:

      |_| Shareholders who were shareholders of the AMA Family of Funds on February 28, 1991 and who acquired shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.

      |_| Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

      |X| Waiver of Class A Contingent Deferred Sales Charge in Certain Transactions. The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee Retirement Income Security Act of 1974 and regulations adopted under that law.

Class A, Class B and Class C Contingent Deferred Sales Charge Waivers

      |X| Waivers for Redemptions of Shares Purchased Prior to March 6, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
      |_| withdrawals under an automatic withdrawal plan holding only either Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account, and
      |_| liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

      |X| Waivers for Redemptions of Shares Purchased on or After March 6, 1995 but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
      |_|   redemptions   following   the   death   or   disability   of   the
shareholder(s) (as evidenced by a determination of total disability by the U.S. Social Security Administration);
      |_| withdrawals under an automatic withdrawal plan (but only for Class B or Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account; and
      |_| liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.

      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another Oppenheimer fund within 90 days after redemption.

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Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were Shareholders of Connecticut Mutual Investment Accounts, Inc.
------------------------------------------------------------------------------

          The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the Prospectus or this Appendix for Oppenheimer U. S. Government Trust, Oppenheimer Bond Fund, Oppenheimer
Disciplined Value Fund and Oppenheimer Disciplined Allocation Fund (each is included in the reference to "Fund" below) are modified as described below for those shareholders who were shareholders of Connecticut Mutual Liquid Account, Connecticut Mutual Government Securities Account, Connecticut Mutual Income Account, Connecticut Mutual Growth Account, Connecticut Mutual Total Return Account, CMIA LifeSpan Capital Appreciation Account, CMIA LifeSpan Balanced Account and CMIA Diversified Income Account (the "Former Connecticut Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds.

Prior Class A CDSC and Class A Sales Charge Waivers

      |_| Class A Contingent Deferred Sales Charge. Certain shareholders of a Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are: (1) persons whose purchases of Class A shares of a Fund and other Former
         Connecticut Mutual Funds were $500,000 prior to March 18, 1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of Accumulation, who still hold those shares in that Fund or other Former Connecticut Mutual Funds, and
(2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge.

      Any of the Class A shares of a Fund and the other Former Connecticut Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

      |_| Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares: (1) any purchaser, provided the total initial amount invested in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the Former Connecticut Mutual Funds or a Fund into which such Fund merged;
(2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
(3) Directors of the Fund or any one or more of the Former Connecticut Mutual Funds and members of their immediate families;
(4) employee benefit plans sponsored by Connecticut Mutual Financial Services, L.L.C. ("CMFS"), the prior distributor of the Former Connecticut Mutual Funds, and its affiliated companies;
(5) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
(6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual Funds, provided the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

Class A and Class B Contingent Deferred Sales Charge Waivers

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996: (1) by the estate of a deceased shareholder;
(2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
(3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or 403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
(4) as tax-free returns of excess contributions to such retirement or employee benefit plans;
(5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of any registered investment management company;
(6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
(7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
(8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic Withdrawal Plan but limited to no more than 12% of the original value annually; or
(9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.

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Special Reduced Sales Charge for Former Shareholders of Advance America Funds, Inc.
------------------------------------------------------------------------------

                        Shareholders of Oppenheimer Municipal Bond Fund, Oppenheimer U.S. Government Trust, Oppenheimer Strategic Income Fund and Oppenheimer Equity Income Fund who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those Oppenheimer funds on October 18, 1991, and who held shares of Advance America Funds, Inc. on March 30, 1990, may purchase Class A shares of those four Oppenheimer funds at a maximum sales charge rate of 4.50%.

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Oppenheimer Intermediate Municipal Fund
------------------------------------------------------------------------------


Internet Web Site:
      www.oppenheimerfunds.com

Investment Adviser
     OppenheimerFunds, Inc.
     Two World Trade Center
     New York, New York 10048-0203

Distributor
     OppenheimerFunds Distributor, Inc.
     Two World Trade Center
     New York, New York 10048-0203

Transfer Agent
     OppenheimerFunds Services
     P.O. Box 5270
     Denver, Colorado 80217-5270
     1-800-525-7048

Custodian Bank
     Citibank, N.A.
     399 Park Avenue
     New York, New York 10043

Independent Auditors
     Deloitte & Touche LLP
     555 Seventeenth Street
     Denver, Colorado 80202

Legal Counsel
     Myer, Swanson, Adams & Wolf, P.C.
     1600 Broadway
     Denver, Colorado 80202
67890

PX0860.1198

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Oppenheimer Insured Municipal Fund
------------------------------------------------------------------------------

Prospectus dated January 29, 1999

      Oppenheimer Insured Municipal Fund is a mutual fund. It seeks a high level of current income exempt from Federal income tax by investing in municipal securities.

      This Prospectus contains important information about the Fund's objective, its investment policies, strategies and risks. It also contains important information about how to buy and sell shares of the Fund and other account features. Please read this Prospectus carefully before you invest and keep it for future reference about your account.



                                                 (logo) OppenheimerFunds, Inc.


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this Prospectus is accurate or complete. It is a criminal offense to represent otherwise.

Contents
            About The Fund

------------------------------------------------------------------------------

            The Fund's Objective and Investment Strategies

            Main Risks of Investing in the Fund

            The Fund's Past Performance

            Fees and Expenses of the Fund

            About the Fund's Investments

            How the Fund is Managed


            About Your Account

------------------------------------------------------------------------------

            How to Buy Shares
            Class A Shares
            Class B Shares
            Class C Shares

            Special Investor Services
            AccountLink
            PhoneLink
            OppenheimerFunds Web Site

            How to Sell Shares
            By Mail
            By Telephone
            By Checkwriting

            How to Exchange Shares

            Shareholder Account Rules and Policies

            Dividends and Tax Information

            Financial Highlights
------------------------------------------------------------------------------

About the Fund
------------------------------------------------------------------------------

The Fund's Objective and Investment Strategies

-------------------------------------------------------------------------------
What Is the Fund's Investment Objective? The Fund's investment objective is to provide a high level of current income exempt from Federal income tax.
-------------------------------------------------------------------------------

What Does the Fund Invest In? The Fund invests mainly in municipal securities that pay interest exempt from Federal individual income tax. These include municipal bonds (which are debt obligations having a maturity of more than one year when issued), municipal notes (short term obligations), interests in municipal leases, and tax-exempt commercial paper.

      Under normal market conditions the Fund:
      |_| will invest at least 80% of its assets in municipal securities, |_| does not invest more than 10% of its total assets in securities that are not "investment grade" (which means they are rated in one of the four highest rating categories of national rating organizations such as Moody's Investors Services), and
     |_| will normally invest at least 65% of its assets in insured and "pre-refunded" municipal securities.

      The Fund does not limit its investments in securities of a particular maturity range. Therefore it can hold securities that have short or long maturities. The Fund can also use hedging instruments and certain derivative investments to a limited extent to try to manage investment risks. These investments are more fully explained in "About the Fund's Investments," below.

      How Does the Manager Decide What Securities to Buy or Sell? In selecting securities for the Fund, the Manager currently looks nationwide for municipal securities by considering a variety of factors which may change over time and may vary in particular cases.

 Currently the Fund's portfolio manager searches for:
      |_|      Insured and pre-refunded securities that offer high income,

      |_|      A wide range of issuers  and  securities  to provide  portfolio diversification,

      |_|      Issues having favorable credit characteristics,

o Special situations among issuers that provide opportunities for value, and
o     Bonds with protection against being called by the issuer.

Who Is the Fund Designed For? The Fund is designed for investors who are seeking income exempt from federal income taxes. It does not seek capital gains or growth. Because it invests in tax-exempt securities, the Fund is not appropriate for retirement plan accounts or for investors who want to pursue capital growth.

Main Risks of Investing in the Fund

All investments carry risks to some degree. For bond funds one risk is that the market prices of the fund's investments will fluctuate when general interest rates change (this is known as "interest rate risk"). Another risk is that the issuer of the bond will experience financial difficulties and may default on its obligation to pay interest and repay principal (this is referred to as "credit risk"). These general investment risks and the special risks of certain types of investments that the Fund may hold are described below.

      These risks collectively form the risk profile of the Fund and can affect the value of the Fund's investments, its investment performance, and the prices of its shares. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them.

      The Fund's investment Manager, OppenheimerFunds, Inc., tries to reduce risks by diversifying investments, by carefully researching securities before they are purchased and in some cases by using hedging techniques. However, changes in the overall market prices of municipal securities and the income they pay can occur at any time. The yield and share price of the Fund will change daily based on changes in interest rates and market conditions, and in response to other economic events. There is no assurance that the Fund will achieve its investment objective.

An investment in the Fund is not a deposit of any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

      |X| Credit Risk. Municipal securities are subject to credit risk. Credit risk relates to the ability of the issuer of a municipal security to make interest and principal payments on the security as they become due. If the issuer fails to pay interest, the Fund's income may be reduced and if the issuer fails to repay principal, the value of that security and of the Fund's shares might be reduced. The Fund's investments in insured municipal securities help reduce this risk. The Fund limits its investments in securities that are not investment grade to 10% of its total assets.

      |X| Interest Rate Risks. In addition to credit risks, municipal securities are subject to changes in value when prevailing interest rates change. When interest rates fall, the values of outstanding municipal securities generally rise, and the bonds may sell for more than their face amount. When interest rates rise, the values of outstanding municipal securities generally fall, and the bonds may sell at a discount from their face amount.

      The magnitude of these price changes is generally greater for bonds with longer maturities. There are no restrictions on the range of maturities of the municipal securities in which the Fund may invest. Currently, the Fund focuses on long-term securities to seek higher income. When the average maturity of the Fund's portfolio is longer, its share price will fluctuate more when interest rates change. Insurance on municipal securities in which the Fund invests does not insure against fluctuations in the values of the securities or the Fund's share price.

      |X| There Are Special Risks in Using Derivative Investments. The Fund can use derivatives to seek increased returns or to try to hedge investment risks. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures, "inverse floaters," and interest rate swaps are examples of derivatives the Fund can use.

      If the issuer of the derivative investment does not pay the amount due, the Fund can lose money on its investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, might not perform the way the Manager expected it to perform. If that happens, the Fund will get less income than expected or its share price could decline. The Fund has limits on the amount of particular types of derivatives it can hold. However, using derivatives can cause the Fund to lose money on its investments and/or increase the volatility of its share prices.

How Risky Is the Fund Overall? The value of the Fund's investments in municipal securities will change over time due to a number of factors. They include changes in general bond market movements, the change in value of particular bonds because of an event affecting the issuer, or changes in interest rates that can affect bond prices overall. These changes can affect the value of the Fund's investments and its price per share. The Fund can invest in derivative investments. These have additional risks and can cause fluctuations in the Fund's share prices.

      The Fund's investments in insured municipal securities help reduce the risk of loss from a default because payments of principal and interest on those securities is insured. Neither the market value of those securities nor the net asset value of shares of the Fund is insured or guaranteed. In the OppenheimerFunds spectrum, the Fund is more conservative with respect to default risk than some types of taxable bond funds, such as high yield bond funds, but more aggressive than money market funds.

The Fund's Past Performance

The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance (for its Class A shares) from year to year for the last ten calendar years and by showing how the average annual total returns of the Fund's shares compare to those of a broad-based market index. The Fund's past investment performance is not necessarily an indication of how the Fund will perform in the future.

[see appendix to the prospectus]

Sales charges are not included in the calculations of return in this bar chart, and if those charges were included the returns would be less than those shown.

During the 10-year period shown in the bar chart, the highest return (not annualized) for a calendar quarter was 7.17% (1st Q '95) and the lowest return (not annualized) for a calendar quarter was -6.63% (1st Q '94).

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   Average Annual Total                          5 Years        10 years
   Returns for the periods                     (or life of     (or life of
   ended December 31, 1998        1 Year          class,         class,
                                                 if less)       if less)
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   (Class A Shares)
   (inception 11/11/86)            0.71%          4.57%           7.34%
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   Lehman Brothers  Municipal
   Bond                            6.48%          6.22%           8.22%
   Index (from 12/31/88)
   --------------------------------------------------------------------------
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   (Class B Shares)
   (inception 5/3/93)             -0.07%          4.47%           5.34%
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   --------------------------------------------------------------------------
   Lehman Brothers  Municipal
   Bond                            6.48%          6.22%           6.76%
   Index (from 4/30/93)
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   (Class C Shares)
   (inception 8/29/95)             3.93%          7.10%            N/A
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   Lehman Brothers  Municipal
   Bond                            6.48%          7.49%            N/A
   Index (from 8/31/95)
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The Fund's average annual total returns in the table include the applicable sales charge: for Class A, the current maximum initial sales charge of 4.75%; for Class B, the applicable contingent deferred sales charges of 5% (1-year) 2% (5-years) and 1% (life-of-class); for Class C, the 1% contingent deferred sales charge for the 1-year period.

The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares. Because the Fund invests in a variety of municipal securities, the Fund's performance is compared to the Lehman Brothers Municipal Bond Index, an unmanaged index of a broad range of investment grade municipal bonds that is a measure of the performance of the general municipal bond market. However, it must be remembered that the index performance does not consider the effects of transaction costs and that the Fund's investments are not limited to the securities in the index.

Fees and Expenses of the Fund

The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset value per share. All shareholders therefore pay those expenses indirectly.
Shareholders pay other expenses directly, such as sales charges and account transaction charges. The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The numbers below are based on the Fund's expenses during the fiscal year ended September 30, 1998.

Shareholder Fees (charges paid directly from your investment):

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                                     Class A        Class B       Class C
                                      Shares        Shares         Shares
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   Maximum  Sales  Charge  (Load)     4.75%          None           None
   on
   purchases  (as a % of offering
   price)
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   Maximum Deferred Sales Charge      None1           5%2           1%3
   (Load)  (as % of the  lower of
   the
   original offering price or
   redemption proceeds)
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4 A 1% contingent deferred sales charge may apply to redemptions of investments of $1 million or more of Class A shares. See "How to Buy Shares" for details.
5 Applies to redemptions in first year after purchase. The contingent deferred sales charge declines to 1% in the sixth year and is eliminated after that.
6     Applies to shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

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                                          Class A      Class B      Class C
                                          Shares       Shares       Shares
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   Management Fees                         0.44%        0.44%        0.44%
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   Distribution  and/or Service (12b-1)    0.24%        1.00%        1.00%
   Fees
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   Other Expenses                          0.21%        0.20%        0.20%
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   Total Annual Operating Expenses         0.89%        1.64%        1.64%
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Expenses may vary in future years. "Other expenses" include transfer agent fees, custodial fees, and accounting and legal expenses the Fund pays.

Examples. These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated, and reinvest your dividends and distributions.

      The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

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  If shares are redeemed:       1 year      3 years     5 years    10 years1
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  Class A Shares                $561        $742        $   939    $1,508
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  Class B Shares                $667        $817        $1,092     $1,554
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  Class C Shares                $267        $517        $   892    $1,944
  -----------------------------------------------------------------------------

  -----------------------------------------------------------------------------
  If shares are not redeemed:   1 year      3 years     5 years    10 years1
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------
  Class A Shares                $561        $742        $939       $1,508
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  Class B Shares                $167        $517        $892       $1,554
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  Class C Shares                $167        $517        $892       $1,944
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In the first example, expenses include the initial sales charge for Class A and the applicable Class B or Class C contingent deferred sales charges. In the second example, the Class A expenses include the sales charge, but Class B and Class C expenses do not include contingent deferred sales charges.

1. Class B expense for years 7 through 10 are based on Class A expenses, since Class B shares automatically convert to Class A after 6 years.

About the Fund's Investments

The Fund's Principal Investment Policies. The allocation of the Fund's portfolio among the different types of investments the Fund is permitted to buy will vary over time based on the Manager's evaluation of economic and market condition. The Fund's portfolio might not always include all of the different types of investments described below. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

      |X| What Municipal Securities Does the Fund Invest In? The Fund buys municipal bonds and notes, tax-exempt commercial paper, certificates of participation in municipal leases and other debt obligations. These are debt obligations issued by the governments of states, their political subdivisions (such as cities, towns and counties), or the District of Columbia, or by their agencies, instrumentalities and authorities.

      The Fund can also buy securities issued by any commonwealths, territories or possessions of the United States, or their respective agencies, instrumentalities or authorities, if the interest paid on the security is not subject to Federal individual income tax (in the opinion of bond counsel to the issuer at the time the security is issued). All of these types of debt obligations are referred to as "municipal securities" in this Prospectus.

      Municipal securities are issued to raise money for a variety of public or private purposes, including financing state or local governments, specific projects or public facilities. The Fund can invest in municipal securities that are "general obligations," secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest.

      The Fund can also buy "revenue obligations," whose interest is payable only from the revenues derived from a particular facility or class of facilities, or a specific excise tax or other revenue source. Some of these revenue obligations are private activity bonds that pay interest that may be a tax preference item for investors subject to alternative minimum tax.

      |X| Ratings of Municipal Securities the Fund Buys. Most of the municipal securities the Fund buys are "investment grade" at the time of purchase. The Fund limits its investments in municipal securities that at the time of purchase are not "investment-grade" to not more than 10% of its total assets. "Investment grade" securities are those rated within the four highest rating categories of Moody's, Standard & Poor's, Fitch or Duff & Phelps or another nationally recognized rating organization, or (if unrated) judged by the Manager to be comparable to securities rated as investment grade. Rating categories are described in Appendix A to the Statement of Additional Information.

      The Manager relies to some extent on credit ratings by nationally recognized rating agencies in evaluating the credit risk of securities selected for the Fund's portfolio. It also uses its own research and analysis to evaluate risks. Many factors affect an issuer's ability to make timely payments, and the credit risks of a particular security might change over time. A reduction in the rating of a security after its purchase by the Fund will not automatically require the Fund to dispose of that security. However, the Manager will evaluate those securities to determine whether to keep them in the Fund's portfolio.

        |_| Special Credit Risks of Lower-Grade Securities. Lower-grade municipal securities usually offer higher yields than investment grade securities but they are subject to greater market fluctuations and risks of loss of income and principal than investment grade municipal securities. Securities that are (or that have fallen) below investment grade have a greater risk that the issuers of those securities might not meet their debt obligations. However, limiting its investments in non-investment grade municipal securities to not more than 10% of its assets, helps the Fund reduce the effect of some of these risks on its share price and income.

      |X| Insured Municipal Securities. Within the category of "insured" municipal securities the Fund buys are (1) those securities that have an insurance policy covering the payment of all installments of interest and repayment of principal and (2) "pre-refunded" municipal securities. While insurance reduces the effects of risks of default, insurance on municipal securities the Fund buys does not guarantee or insure the market value of those securities or the Fund's share prices.

      If an issuer defaults on an insured municipal security, the payment of the claim under the insurance policy depends on the claims-paying ability of the insurance company. There is a more detailed discussion of insurance on municipal securities, including information about the costs, limitations and risks that apply to these policies, in the Statement of Additional Information.

      Insured municipal securities the Fund buys are covered by insurance in one of several ways:

o The Fund might buy (at its expense) a portfolio insurance policy issued by Financial Guaranty Insurance Company, which covers the security as long as the Fund owns it. If the Fund buys an insurance policy on a security, the cost of that policy increase the Fund's expenses and reduces its yield.
o The Fund might buy (at its expense) a secondary market insurance policy from Financial Guaranty to cover payments of interest and principal for the remaining term of the security, whether or not the Fund owns the security. The Fund would buy this type of insurance to enable the Fund to sell the security to a third party as the equivalent of an "AAA"-rated security at a higher market price than if the security were sold without the insurance. It might replace a portfolio insurance policy previously obtained.
o Some municipal securities are covered by an insurance policy obtained by the issuer or its underwriter at the time the security is issued. This insurance, paid for by the issuer or its underwriter, covers the interest and principal payments as long as the security is outstanding. The Fund limits these purchases to securities insured by insurance companies having an "AAA" or comparable credit rating at the time the Fund buys them.

      In a "pre-refunding" the issuer of a municipal bond floats a second bond to raise cash to pay off the first bond at its call date or dates. The proceeds of the second bond are invested in U.S. Treasury securities that mature on the call date as security for the payment. Because of the collateral arrangement, these bonds typically are rated in the highest rating category of national rating organizations and are considered by the Fund to have the equivalent credit protection of insured securities. However, these securities also typically offer a lower interest rate than the rate prevailing in the market for comparable issues.

      |X| Municipal Lease Obligations. Municipal leases are one method used by state and local government authorities to obtain funds to acquire land, equipment or facilities. The Fund may invest in certificates of participation that represent a proportionate interest in payments made under municipal lease obligations. If the government stops making payments or transfers its payment obligations to a private entity, the obligation could lose value or become taxable. Some of these obligations might not have an active trading market and would be subject to the Fund's limits on "illiquid" securities described below.

      |X| Can the Fund's Investment Objective and Policies Change? The Fund's Board of Trustees can change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies are those that cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is a fundamental policy. The Statement of Additional Information lists investment restrictions that are fundamental policies. An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

Other Investment Strategies. To seek its objective, the Fund can also use the investment techniques and strategies described below. The Manager might not always use all of the different types of techniques and investments described below. These techniques involve certain risks although some of them are designed to help reduce investment or market risks.

      |X|  Floating  Rate/Variable  Rate  Obligations.  Some  of  the  municipal securities the Fund can purchase have variable or floating interest rates. Variable rates are adjustable at stated periodic intervals. Floating rates are automatically adjusted according to a specified market rate for such investments, such as the percentage of the prime rate of a bank, or the 91-day U.S. Treasury Bill rate. These obligations may be secured by bank letters of credit or other credit support arrangements.

        |_| Inverse Floaters Have Special Risks. Certain types of variable rate bonds known as "inverse floaters" pay interest at rates that vary as the yields generally available on short-term tax-exempt bonds change. However, the yields on inverse floaters move in the opposite direction of yields on short-term bonds in response to market changes. As interest rates rise, inverse floaters produce less current income, and their market value can become volatile. Inverse floaters are a type of "derivative security." Some have a "cap," so that if interest rates rise above the "cap," the security pays additional interest income. If rates do not rise above the "cap," the Fund will have paid an additional amount for a feature that proves worthless. The Fund anticipates that it will invest no more than 10% of its total assets in inverse floaters.

      |X| Other Derivatives. The Fund can also invest in other municipal derivative securities that pay interest that depends on changes in price or value of an index or another investment. Examples of these derivatives are interest rate swaps, and futures based on municipal bond indices.

      |X| "When-Issued" and "Delayed-Delivery" Transactions. The Fund can purchase municipal securities on a "when-issued" basis and can purchase or sell such securities on a "delayed-delivery" basis. These terms refer to securities that have been created and for which a market exists, but which are not available for immediate delivery. The Fund does not intend to make such purchases for speculative purposes. During the period between the purchase and settlement, no payment is made for the security and no interest accrues to the buyer from the investment. There is a risk of loss to the Fund if the value of the security declines prior to the settlement date.

      |X| Puts and Stand-By Commitments. The Fund can acquire "stand-by commitments" or "puts" with respect to municipal securities. These investments give the Fund the right to sell the securities at a set price on demand to the issuing broker-dealer or bank. However, securities having this feature may have a lower interest rate. The Fund will acquire stand-by commitments or puts solely to enhance portfolio liquidity.

      |X| Illiquid and Restricted Securities. Under the policies and procedures established by the Fund's Board of Trustees, the Manager determines the liquidity of the Fund's investments. Investments may be illiquid because of the absence of an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. The Fund will not invest more than 10% of its net assets in illiquid or restricted securities (the Board can increase that limit to 15%). Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

      |X| Hedging. The Fund can purchase and sell certain kinds of futures contracts, put and call options, and options on futures and broadly-based municipal bond indices, or enter into interest rate swap agreements. These are all referred to as "hedging instruments." The Fund does not use hedging instruments for speculative purposes, and has limits on the use of them. The Fund does not use hedging instruments to a substantial degree and is not required to use them in seeking its goal.

      The Fund could buy and sell options and futures for a number of purposes. It might do so to try to manage its exposure to the possibility that the prices of its portfolio securities may decline, or to establish a position in the securities market as a temporary substitute for purchasing individual securities. It might do so to try to manage its exposure to changing interest rates.

      If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market for the future or option.

      Options trading involves the payment of premiums and has special tax effects on the Fund. There are also special risks in particular hedging strategies. For example, interest rate swaps are subject to credit risks and also to interest rate risks. The Fund could be obligated to pay more under its swap agreements than it receives under them, as a result of interest rate changes. The Fund will not enter into swaps with respect to more than 25% of its total assets.

Temporary Defensive Investments. The Fund can invest up to 100% of its total assets in temporary defensive investments from time to time. This could happen during periods of volatile or adverse market conditions. Generally the Fund's defensive Investments would be short-term municipal securities but could be U.S. government securities or highly-rated corporate debt securities. These investments are not insured. The income from some of those temporary defensive investments might not be tax-exempt, and therefore when making those investments the Fund might not achieve its objective.

      The Fund can also hold these types of investments pending the investments for cash management purposes under normal market conditions, of proceeds from the sale of Fund shares or portfolio securities, or to meet anticipated redemptions of Fund shares.

Year 2000 Risks. Because many computer software systems in use today cannot distinguish the year 2000 from the year 1900, the markets for securities in which the Fund invests could be detrimentally affected by computer failures beginning January 1, 2000. Failure of computer systems used for securities trading could result in settlement and liquidity problems for the Fund and other investors. That failure could have a negative impact on handling securities trades, pricing and accounting services. Data processing errors by government issuers of securities could result in economic uncertainties, and those issuers could incur substantial costs in attempting to prevent or fix such errors, all of which could have a negative effect on the Fund's investments and returns.

      The Manager, the Distributor and the Transfer Agent have been working on necessary changes to their computer systems to deal with the year 2000 and expect that their systems will be adapted in time for that event, although there cannot be assurance of success. Additionally, the services they provide depend on the interaction of their computer systems with those of brokers, information services, the Fund's custodian bank and other parties. Therefore, any failure of the computer systems of those parties to deal with the year 2000 may also have a negative effect on the services they provide to the Fund. The extent of that risk cannot be ascertained at this time.

How the Fund is Managed

The  Manager.  The  Fund's  investment  Manager,   OppenheimerFunds,   Inc.,  is
responsible for selecting the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under an Investment Advisory Agreement that states the Manager's responsibilities. The Agreement lists the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

      The Manager has operated as an investment advisor since 1959. The Manager (including subsidiaries) currently manages investment companies, including other Oppenheimer funds, with assets of more than $95 billion as of December 31, 1998, and with more than 4 million shareholder accounts. The Manager is located at Two World Trade Center, 34th Floor, New York, New York 10048-0203.

     |X| Portfolio Manager. The portfolio manager of the Fund is Caryn Halbrecht, a Vice President of the Fund and of the Manager. She has been the person principally responsible for the day-to-day management of the Fund's portfolio since October 18, 1993. Ms. Halbrecht also serves as an officer and portfolio manager for other Oppenheimer funds.

      |X| Advisory Fees. Under the Investment Advisory Agreement, the Fund pays the Manager an advisory fee at an annual rate which declines on additional assets as the Fund grows: 0.450% of the first $100 million of average annual net assets, 0.400% of the next $150 million, 0.375% of the next $250 million, and 0.350% of average annual net assets in excess of $500 million. The Fund's management fee for its last fiscal year ended September 30, 1998, was 0.440% of average annual net assets for each class of shares.

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About Your Account
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How to Buy Shares

How Are Shares Purchased? You can buy shares several ways -- through any dealer, broker or financial institution that has a sales agreement with the Fund's Distributor, or directly through the Distributor, or automatically through an Asset Builder Plan under the OppenheimerFunds AccountLink service. The Distributor may appoint certain servicing agents to accept purchase (and redemption) orders. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

      |X|Buying Shares Through Your Dealer. Your dealer will place your order with the Distributor on your behalf.

      |X|Buying Shares Through the Distributor. Complete an OppenheimerFunds New Account Application and return it with a check payable to "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver, Colorado 80217. If you don't list a dealer on the application, the Distributor will act as your agent in buying the shares. However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you.

      |X|Buying Shares by Federal Funds Wire. Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum investment is $2,500. Before sending a wire, call the Distributor's Wire Department at 1-800-525-7048 to notify the Distributor of the wire, and to receive further instructions.

      |X|Buying Shares Through OppenheimerFunds AccountLink. With AccountLink, shares are purchased for your account on the regular business day the Distributor is instructed by you to initiate the Automated Clearing House (ACH) transfer to buy the shares. You can provide those instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds PhoneLink, also described below. Please refer to "AccountLink," below for more details.

      |X|Buying Shares Through Asset Builder Plans. You may purchase shares of the Fund (and up to four other Oppenheimer funds) automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink. Details are in the Asset Builder Application and the Statement of Additional Information.

How Much Must You Invest? You can open a Fund account with a minimum initial investment of $1,000 and make additional investments at any time with as little as $25. There are reduced minimum investments under special investment plans.

      |_|With Asset Builder Plans, Automatic Exchange Plans and military allotment plans, you can make initial and subsequent investments for as little as $25. Subsequent purchases of at least $25 can be made by telephone through AccountLink.

      |_|The minimum investment requirement does not apply to reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

At What Price Are Shares Sold? Shares are sold at their offering price (the net asset value per share plus any initial sales charge that applies). The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the Distributor receives the purchase order at its offices in Denver, Colorado, or after any agent appointed by the Distributor receives the order and sends it to the Distributor.

      |_|The net asset value of each class of shares is determined as of the close of The New York Stock Exchange, on each day the Exchange is open for trading (referred to in this Prospectus as a "regular business day"). The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some days. (All references to time in this Prospectus mean "New York time").

      The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. To determine net asset value, the Fund's Board of Trustees has established procedures to value the Fund's securities, in general based on market value. The Board has adopted special procedures for valuing illiquid securities and obligations for which market values cannot be readily obtained.

      |_|To receive the offering price for a particular day, in most cases the Distributor or its designated agent must receive your order by the time of day The New York Stock Exchange closes that day. If your order is received on a day when the Exchange is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.

      |_|If you buy shares through a dealer, your dealer must receive the order by the close of The New York Stock Exchange and transmit it to the Distributor so that it is received before the Distributor's close of business on a regular business day (normally 5:00 P.M.) to receive that day's offering price. Otherwise, the order will receive the next offering price that is determined.

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What Classes of Shares Does the Fund Offer? The Fund offers investors three different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares. If you do not choose a class, your investment will be made in Class A shares.
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      |X|   Class A  Shares.  If you buy Class A  shares,  you pay an  initial sales charge (on investments up to $1 million). The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in "How Can I Buy Class A Shares?" below.
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      |X|   Class B  Shares.  If you  buy  Class B  shares,  you pay no  sales charge at the time of purchase, but you will pay an annual asset-based sales charge, and if you sell your shares within six years of buying them, you will normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can I Buy Class B Shares?" below.
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      |X|Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge, and if you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1%, as described in "How Can I Buy Class C Shares?" below.
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Which Class of Shares Should You Choose? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

      The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. You should review these factors with your financial advisor. The discussion below assumes that you will purchase only one class of shares, and not a combination of shares of different classes.

      |X|How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B or Class C .

        |_| Investing for the Short Term. If you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should probably consider purchasing Class A or Class C shares rather than Class B shares. That is because of the effect of the Class B contingent deferred sales charge if you redeem within six years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

      However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

      And for investors who invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason, the Distributor normally will not accept purchase orders of $500,000 or more of Class B shares or $1 million or more of Class C shares from a single investor.

        |_| Investing for the Longer Term. If you are investing less than $100,000 for the longer-term, for example for retirement, and do not expect to need access to your money for seven years or more, Class B shares may be appropriate.

      Of course, these examples are based on approximations of the effect of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.

      |X|Are There Differences in Account Features That Matter to You? Some account features (such as checkwriting) may not be available to Class B or Class C shareholders. Other features (such as Automatic Withdrawal Plans) may not be advisable (because of the effect of the contingent deferred sales charge) for Class B or Class C shareholders. Therefore, you should carefully review how you plan to use your investment account before deciding which class of shares to buy. Additionally, the dividends payable to Class B and Class C shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A shares, such as the Class B and Class C asset-based sales charge described below and in the Statement of Additional Information. Share certificates are not available for Class B and Class C shares, and if you are considering using your shares as collateral for a loan, that may be a factor to consider.

      |X|How Does It Affect Payments to My Broker? A salesperson, such as a broker, may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class B and Class C contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of Class A shares: to compensate the Distributor for commissions it pays to dealers and financial institutions for selling shares. The Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

Special Sales Charge Arrangements and Waivers. Appendix C to the Statement of Additional Information details the conditions for the waiver of sales charges that apply in certain cases, and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or under specified retirement plan arrangements or in other special types of transactions.

How Can I Buy Class A Shares? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of Additional Information. Out of the amount you invest, the Fund receives the net asset value to invest for your account.

      The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as commission. The Distributor reserves the right to reallow the entire commission to dealers. The current sales charge rates and commissions paid to dealers and brokers are as follows:

  ----------------------------------------------------------------------------
                            ----------------- Front-End Sales   Commission as
                            Front-End Sales   Charge As a       Percentage
                            ----------------- Percentage     of of Offering
  Amount of Purchase        Charge As a       Net               Price
                            Percentage of     Amount Invested
                            Offering Price
  ----------------------------------------------------------------------------
  ----------------------------------------------------------------------------
  Less than $50,000         4.75%             4.98%             4.00%
  ----------------------------------------------------------------------------
  ----------------------------------------------------------------------------
  $50,000 or more but       4.50%             4.71%             4.00%
  less than $100,000
  ----------------------------------------------------------------------------
  ----------------------------------------------------------------------------
  $100,000 or more but      3.50%             3.63%             3.00%
  less than $250,000
  ----------------------------------------------------------------------------
  ----------------------------------------------------------------------------
  $250,000 or more but      2.50%             2.56%             2.25%
  less than $500,000
  ----------------------------------------------------------------------------
  ----------------------------------------------------------------------------
  $500,000 or more but      2.00%             2.04%             1.80%
  less than $1 million
  ----------------------------------------------------------------------------

      |X| Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds aggregating $1 million or more. The Distributor pays dealers of record commissions in an amount equal to 1.0% of purchases of $1 million or more other than by retirement accounts. That commission will be paid only on purchases that were not previously subject to a front-end sales charge and dealer commission.

      If you redeem any of those shares within 18 months of the end of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds. That sales charge will be equal to 1.0% of the lesser of (1) the aggregate net asset value of the redeemed shares at the time of redemption (excluding shares purchased by reinvestment of dividends or capital gain distributions) or (2) the original net asset value of the redeemed shares. However, the Class A contingent deferred sales charge will not exceed the aggregate amount of the commissions the Distributor paid to your dealer on all purchases of Class A shares of all Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.

      In determining whether a contingent deferred sales charge is payable when shares are redeemed, the Fund will first redeem shares that are not subject to the sales charge, including shares purchased by reinvestment of dividends and capital gains. Then the Fund will redeem other shares in the order in which you purchased them. The Class A contingent deferred sales charge is waived in certain cases described in Appendix C to the Statement of Additional Information.

      The Class A contingent deferred sales charge is not charged on exchanges of shares under the Fund's exchange privilege (described below). However, if the shares acquired by exchange are redeemed within 18 calendar months of the end of the calendar month in which the exchanged shares were originally purchased, then the sales charge will apply.

How Can I Reduce Sales Charges for Class A Share Purchases? You may be eligible to buy Class A shares at reduced sales charge rates under the Fund's "Right of Accumulation" or a Letter of Intent, as described in "Reduced Sales Charges" in the Statement of Additional Information.

      |X| Waivers of Class A Sales Charges. The Class A initial and contingent deferred sales charges are not imposed in the circumstances described in Appendix C to the Statement of Additional Information. In order to receive a waiver of the Class A contingent deferred sales charge, you must notify the Transfer Agent when purchasing shares whether any of the special conditions apply.

How Can I Buy Class B Shares? Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within 6 years of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

      The contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original offering price (which is the original net asset value). The contingent deferred sales charge is not imposed on:


      |_|   the amount of your  account  value  represented  by an increase in net asset value over the initial purchase price,

      |_|   shares  purchased  by the  reinvestment  of  dividends  or capital gains distributions, or

      |_| shares redeemed in the special circumstances described in Appendix C to the Statement of Additional Information.

      To determine whether the contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:


      (1) shares acquired by reinvestment of dividends and capital gains distributions,

      (2) shares held for over 6 years, and

      (3) shares held the longest during the 6-year period.

      The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule:

  ----------------------------------------------------------------------------
                                        Contingent Deferred Sales Charge on
  Years Since Beginning of Month in     Redemptions in That Year
  Which Purchase Order was Accepted     (As % of Amount Subject to Charge)
  ----------------------------------------------------------------------------
  ----------------------------------------------------------------------------
  0 - 1                                 5.0%
  ----------------------------------------------------------------------------
  ----------------------------------------------------------------------------
  1 - 2                                 4.0%
  ----------------------------------------------------------------------------
  ----------------------------------------------------------------------------
  2 - 3                                 3.0%
  ----------------------------------------------------------------------------
  ----------------------------------------------------------------------------
  3 - 4                                 3.0%
  ----------------------------------------------------------------------------
  ----------------------------------------------------------------------------
  4 - 5                                 2.0%
  ----------------------------------------------------------------------------
  ----------------------------------------------------------------------------
  5 - 6                                 1.0%
  ----------------------------------------------------------------------------
  ----------------------------------------------------------------------------
  6 and following                       None
  ----------------------------------------------------------------------------

In the table, a "year" is a 12-month period. In applying the sales charge, all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

      |X| Automatic Conversion of Class B Shares. Class B shares automatically convert to Class A shares 72 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When Class B shares convert, any other Class B shares that were acquired by the reinvestment of dividends and distributions on the converted shares will also convert to Class A shares. The conversion feature is subject to the continued availability of a tax ruling described in the Statement of Additional Information.

How Can I Buy Class C Shares? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within 12 months of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

      The contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original net asset value. The contingent deferred sales charge is not imposed on:


      |_|   the amount of your account  value  represented  by the increase in net asset value over the initial purchase price,

o shares purchased by the reinvestment of dividends or capital gains distributions, or
o shares redeemed in the special circumstances described in Appendix C to the Statement of Additional Information.

      To determine whether the contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:


      (1) shares acquired by reinvestment of dividends and capital gains distributions,

      (2) shares held for over 12 months, and

(4) shares held the longest during the 12-month period.

Distribution and Service (12b-1) Plans.

      |X| Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The rate is 0.15% of average annual net assets represented by shares acquired before that date. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares.

      |X| Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services and costs in distributing Class B and Class C shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual "asset-based sales charge" of 0.75% per year on Class B shares and on Class C shares. The Distributor also receives a service fee of 0.25% per year under each plan.

      The asset-based sales charge and service fees increase Class B and Class C expenses by 1.00% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

      The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B or Class C shares. The Distributor pays the 0.25% service fees to dealers in advance for the first year after the shares were sold by the dealer. After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis.

      The Distributor currently pays sales commission of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sales of Class B shares is therefore 4.00% of the purchase price. The Distributor retains the Class B asset-based sales charge.

      The Distributor currently pays sales commissions of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class C shares is therefore 1.00% of the purchase price. The Distributor pays the asset-based sales charge as an ongoing commission to the dealer on Class C shares that have been outstanding for a year or more.

Special Investor Services

AccountLink. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an Automated Clearing House (ACH) member. AccountLink lets you:

      |_| transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset Builder Plans, or

      |_| have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the Transfer Agent for more information.

      You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1-800-852-8457. The purchase payment will be debited from your bank account.

      AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer. After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions to the Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PhoneLink. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification Number (PIN), by calling the special PhoneLink number, 1-800-533-3310.

      |X| Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1-800-533-3310. You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.

      |X| Exchanging Shares. With the OppenheimerFunds exchange privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.

      |X| Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares," below for details.

Can I Submit Transaction Requests by Fax? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier). Please call 1-800-525-7048 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OppenheimerFunds Internet Web Site. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet web site, at http://www.oppenheimerfunds.com. Additionally, shareholders listed in the account registration (and the dealer of record) may request certain account transactions through a special section of that web site. To perform account transactions, you must first obtain a personal identification number (PIN) by calling the Transfer Agent at 1-800-533-3310. If you do not want to have Internet account transaction capability for your account, please call the Transfer Agent at 1-800-525-7048.

Automatic Withdrawal and Exchange Plans. The Fund has several plans that enable you to sell shares automatically or exchange them to another OppenheimerFunds account on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.

Reinvestment Privilege. If you redeem some or all of your Class A or Class B shares of the Fund, you have up to 6 months to reinvest all or part of the redemption proceeds in Class A shares of the Fund or other Oppenheimer funds without paying a sales charge. This privilege applies only to Class A shares that you purchased subject to an initial sales charge and to Class A or Class B shares on which you paid a contingent deferred sales charge when you redeemed them. This privilege does not apply to Class C shares. You must be sure to ask the Distributor for this privilege when you send your payment.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day. Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter, by using the Fund's checkwriting privilege or by telephone. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner, please call the Transfer Agent first, at 1-800-525-7048, for assistance.

      |X| Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):

      |_|   You wish to redeem $50,000 or more and receive a check

      |_|   The redemption check is not payable to all shareholders  listed on the account statement

      |_|   The redemption  check is not sent to the address of record on your account statement

      |_|   Shares are being  transferred  to a Fund  account with a different owner or name

      |_|   Shares are being  redeemed by someone (such as an Executor)  other than the owners

      |X| Where Can I Have My Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including: a U.S. bank, trust company, credit union or savings association, or by a foreign bank that has a U.S. correspondent bank, or by a U.S. registered dealer or broker in securities, municipal securities or government securities, or by a U.S. national securities exchange, a registered securities association or a clearing agency. If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

How Do I Sell Shares by Mail?  Write a "letter of instructions" that includes:

      |_|   Your name

      |_|   The Fund's name

      |_|   Your Fund account number (from your account statement)

      |_|   The dollar amount or number of shares to be redeemed

      |_|   Any special payment instructions

      |_|   Any share certificates for the shares you are selling

      |_|   The signatures of all registered  owners exactly as the account is registered, and

 |_| Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

------------------------------------------------------------------------------
Use the following address for requests by mail:
------------------------------------------------------------------------------
OppenheimerFunds Services
P.O. Box 5270
 Denver, Colorado 80217-5270
------------------------------------------------------------------------------

------------------------------------------------------------------------------
Send courier or express mail requests to:
------------------------------------------------------------------------------
OppenheimerFunds Services
10200 E. Girard Avenue, Building D
Denver, Colorado 80231

How Do I Sell Shares by Telephone? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price on a regular business day, your call must be received by the Transfer Agent by the close of The New York Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. You may not redeem shares held under a share certificate by telephone.


      |_|   To  redeem   shares   through  a  service   representative,   call
1-800-852-8457

      |_|   To redeem shares automatically on PhoneLink, call 1-800-533-3310

      Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?

      |X| Telephone Redemptions Paid by Check. Up to $50,000 may be redeemed by telephone in any 7-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

      |X| Telephone Redemptions Through AccountLink. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

Checkwriting Against Your Account. To write checks against your Fund account, request that privilege on your account Application, or contact the Transfer Agent for signature cards. They must be signed (with a signature guarantee) by all owners of the account and returned to the Transfer Agent so that checks can be sent to you to use. Shareholders with joint accounts can elect in writing to have checks paid over the signature of one owner. If you previously signed a signature card to establish checkwriting in another Oppenheimer fund, simply call 1-800-525-7048 to request checkwriting for an account in this Fund with the same registration as the other account.

      |_| Checks can be written to the order of whomever you wish, but may not be cashed at the Fund's bank or Custodian.

      |_| Checkwriting privileges are not available for accounts holding Class B shares or Class C shares, or Class A shares that are subject to a contingent deferred sales charge.

      |_|   Checks must be written for at least $100.

      |_|   Checks  cannot  be paid if they are  written  for more  than  your account value. Remember: your shares fluctuate in value and you should not write a check close to the total account value.

      |_| You may not write a check that would require the Fund to redeem shares that were purchased by check or Asset Builder Plan payments within the prior 10 days.

      |_| Don't use your checks if you changed your Fund account number, until you receive new checks.

Can I Sell Shares Through My Dealer? The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.

How to Exchange Shares

Shares of the Fund may be exchanged for shares of certain Oppenheimer funds at net asset value per share at the time of exchange, without sales charge.
To exchange shares, you must meet several conditions:

      |_|         Shares of the fund  selected for exchange  must be available for sale in your state of residence.

      |_| The prospectuses of this Fund and the fund whose shares you want to buy must offer the exchange privilege.

      |_| You must hold the shares you buy when you establish your account for at least 7 days before you can exchange them. After the account is open 7 days, you can exchange shares every regular business day.

      |_|         You must  meet the  minimum  purchase  requirements  for the fund you purchase by exchange.

      |_|         Before  exchanging  into a fund,  you should obtain and read its prospectus.

      Shares of a particular class of the Fund may be exchanged only for shares of the same class in the other Oppenheimer funds. For example, you can exchange Class A shares of this Fund only for Class A shares of another fund. In some cases, sales charges may be imposed on exchange transactions. For tax purposes, exchanges of shares involve a sale of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. Please refer to "How to Exchange Shares" in the Statement of Additional Information for more details.

How Do I Submit Exchange Requests? Exchanges may be requested in writing or by telephone:

      |X|         Written  Exchange  Requests.   Submit  an   OppenheimerFunds
Exchange Request form, signed by all owners of the account. Send it to the Transfer Agent at the address on the Back Cover. Exchanges of shares held under certificates cannot be processed unless the Transfer Agent receives the certificates with the request.

      |X| Telephone Exchange Requests. Telephone exchange requests may be made either by calling a service representative at 1-800-552-8457, or by using PhoneLink for automated exchanges by calling 1-800-533-3310. Telephone exchanges may be made only between accounts that are registered with the same name(s) and address. Shares held under certificates may not be exchanged by telephone.

      You can find a list of Oppenheimer funds currently available for exchanges in the Statement of Additional Information or obtain one by calling a service representative at 1-800-525-7048. That list can change from time to time.

Are There Limitations on Exchanges? There are certain exchange policies you should be aware of:

      |_| Shares are normally redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that conforms to the policies described above. It must be received by the close of The New York Stock Exchange that day, which is normally 4:00 P.M. but may be earlier on some days. However, either fund may delay the purchase of shares of the fund you are exchanging into up to seven days if it determines it would be disadvantaged by a same-day exchange. For example, the receipt of multiple exchange requests from a "market timer" might require the Fund to sell securities at a disadvantageous time and/or price.

      |_| Because excessive trading can hurt fund performance and harm shareholders, the Fund reserves the right to refuse any exchange request that it believes will disadvantage it, or to refuse multiple exchange requests submitted by a shareholder or dealer.

      |_| The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund will attempt to provide you notice whenever it is reasonably able to do so, it may impose these changes at any time.

      |_| If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

More information about the fund's policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional Information.

      |X| The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.

      |X| Telephone Transaction Privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.

      |X| The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.

      |X| Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.

      |X| Dealers that can perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.

      |X| The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for Class A, Class B and Class C shares. The redemption value of your shares may be more or less than their original cost.

      |X| Payment for redeemed shares ordinarily is made in cash. It is forwarded by check or through AccountLink (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.

      |X| The Transfer Agent may delay forwarding a check or processing a payment via AccountLink for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.

      |X| Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $200 for reasons other than the fact that the market value of shares has dropped. In some cases involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.

      |X| Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with securities from the Fund's portfolio.

      |X| "Backup Withholding" of Federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.

      |X| To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each annual and semi-annual report to shareholders having the same last name and address on the Fund's records. However, each shareholder may call the Transfer Agent at 1-800-525-7048 to ask that copies of those materials be sent personally to that shareholder.

Dividends and Tax Information

Dividends. The Fund intends to declare dividends separately for each class of shares from net tax-exempt income and/or net investment income each regular business day and to pay those dividends to shareholders monthly on a date selected by the Board of Trustees. Daily dividends will not be declared or paid on newly-purchased shares until Federal Funds are available to the Fund from the purchase payment for such shares.

      The Fund attempts to pay dividends on Class A shares at a constant level. There is no assurance that it will be able to do so. The Board of Trustees may change the targeted dividend level at any time, without prior notice to shareholders. Dividends and distributions paid on Class A shares will generally be higher than for Class B and Class C shares, which normally have higher expenses than Class A. The Fund cannot guarantee that it will pay any dividends or distributions.

Capital Gains. Although the Fund does not seek capital gains, it may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. Long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

What Choices Do I Have for Receiving Distributions? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:

      |X|         Reinvest  All  Distributions  in the Fund.  You can elect to
reinvest  all  dividends  and  long-term   capital  gains   distributions   in
additional shares of the Fund.

      |X| Reinvest Long-Term Capital Gains Only. You can elect to reinvest long-term capital gains distributions in the Fund while receiving dividends by check or having them sent to your bank account through AccountLink.

      |X|         Receive  All   Distributions  in  Cash.  You  can  elect  to
receive a check for all dividends and long-term capital gains distributions or have them sent to your bank through AccountLink.

      |X|         Reinvest  Your  Distributions  in  Another  OppenheimerFunds
Account. You can reinvest all distributions in the same class of shares of another OppenheimerFunds account you have established.

Taxes. Dividends paid from net investment income earned by the Fund on municipal securities will be excludable from gross income for Federal income tax purposes. A portion of a dividend that is derived from interest paid on certain "private activity bonds" may be an item of tax preference if you are subject to the alternative minimum tax. If the Fund earns interest on taxable investments, any dividends derived from those earnings will be taxable as ordinary income to shareholders.

      Dividends and capital gains distributions may be subject to state or local taxes. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your shares. Dividends paid from short-term capital gains and non-tax-exempt net investment income are taxable as ordinary income. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same. Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year as well as the amount of your tax-exempt income.

      |X| Remember, There May be Taxes on Transactions. Even though the Fund seeks to distribute tax-exempt income to shareholders, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.

      |X|         Returns  of   Capital   Can   Occur.   In   certain   cases,
distributions made by the Fund may be considered a non-taxable return of capital to shareholders. If that occurs, it will be identified in notices to shareholders.

      This information is only a summary of certain federal tax information about your investment. You should consult with your tax adviser about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past 5 fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available on request.

Financial Highlights             Class A
                                 --------------------------------------------
                                 Year Ended September 30,
                                     1998     1997     1996     1995     1994
-------------------------------------------------------------------------------
Per Share Operating Data

Net asset value, beginning of
period                             $17.72   $17.07   $16.86   $16.14   $18.06
-------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                 .80      .91      .90      .90      .89
Net realized and unrealized
gain (loss)                           .75      .63      .20      .71    (1.84)
                                   ------   ------   ------   ------   ------
Total income (loss) from
investment operations                1.55     1.54     1.10     1.61     (.95)
-------------------------------------------------------------------------------
Dividends and distributions to
shareholders:
Dividends from net investment
income                               (.84)    (.89)    (.89)    (.89)    (.89)
Distributions from net realized
gain                                 (.12)      --       --       --     (.08)
                                   ------    -----    -----    -----   ------
Total dividends and
distributions to shareholders        (.96)    (.89)    (.89)    (.89)    (.97)
-------------------------------------------------------------------------------
Net asset value, end of period     $18.31   $17.72   $17.07   $16.86   $16.14
                                   ======   ======   ======   ======   ======

-------------------------------------------------------------------------------
Total Return, at Net Asset
Value(/3/)                           9.01%    9.25%    6.67%   10.29%   (5.46)%

-------------------------------------------------------------------------------
Ratios/Supplemental Data

Net assets, end of period (in
thousands)                       $102,687  $91,051  $83,516  $76,691  $67,793
-------------------------------------------------------------------------------
Average net assets (in
thousands)                       $ 96,458  $86,511  $81,233  $70,650  $66,953
-------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                4.49%    5.25%    5.27%    5.52%    5.23%
Expenses(/5/)                        0.89%    0.95%    1.02%    0.95%    1.05%
-------------------------------------------------------------------------------
Portfolio turnover rate(/6/)           73%      77%      93%      58%      99%

1. For the period from August 29, 1995 (inception of offering) to September 30, 1995.
2. Per share amounts calculated based on the average shares outstanding during the period.
3. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized.
5. Beginning in fiscal 1996, the expense ratio reflects the effect of expenses paid indirectly by the Fund. Prior year expense ratios have not been adjusted.
6. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended September 30, 1998 were $102,480,896 and $90,478,993, respectively.

Financial Highlights (continued)  Class B
                                  -------------------------------------------
                                  Year Ended September 30,
                                     1998     1997     1996     1995     1994
-------------------------------------------------------------------------------
Per Share Operating Data


Net asset value, beginning of
period                             $17.73   $17.08   $16.87   $16.15   $18.07
-------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                 .67      .76      .77      .78      .77
Net realized and unrealized gain
(loss)                                .74      .65      .20      .71    (1.86)
                                   ------   ------   ------   ------   ------
Total income (loss) from
investment operations                1.41     1.41      .97     1.49    (1.09)
-------------------------------------------------------------------------------
Dividends and distributions to
shareholders:
Dividends from net investment
income                               (.70)    (.76)    (.76)    (.77)    (.75)
Distributions from net realized
gain                                 (.12)      --       --       --     (.08)
                                   ------    -----    -----    -----   ------
Total dividends and
distributions to shareholders        (.82)    (.76)    (.76)    (.77)    (.83)
-------------------------------------------------------------------------------
Net asset value, end of period     $18.32   $17.73   $17.08   $16.87   $16.15
                                   ======   ======   ======   ======   ======

-------------------------------------------------------------------------------
Total Return, at Net Asset
Value(/3/)                           8.18%    8.43%    5.87%    9.47%   (6.20)%

-------------------------------------------------------------------------------
Ratios/Supplemental Data

Net assets, end of period (in
thousands)                        $27,392  $19,974  $15,983  $13,341  $11,571
-------------------------------------------------------------------------------
Average net assets (in
thousands)                        $23,817  $17,309  $14,822  $11,987  $ 9,209
-------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                3.76%    4.48%    4.50%    4.75%    4.43%
Expenses(/5/)                        1.64%    1.71%    1.77%    1.71%    1.82%
-------------------------------------------------------------------------------
Portfolio turnover rate(/6/)           73%      77%      93%      58%      99%

1. For the period from August 29, 1995 (inception of offering) to September 30, 1995.
2. Per share amounts calculated based on the average shares outstanding during the period.
3. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized.
5. Beginning in fiscal 1996, the expense ratio reflects the effect of expenses paid indirectly by the Fund. Prior year expense ratios have not been adjusted.
6. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended September 30, 1998 were $102,480,896 and $90,478,993, respectively.

Financial Highlights (continued)     Class C
                                     ------------------------------------------
                                     Year Ended September 30,
                                       1998  1997(/2/)   1996    1995(/1/)
-------------------------------------------------------------------------------
Per Share Operating Data


Net asset value, beginning of
period                               $17.72   $17.06   $16.86  $16.72
-------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                   .70      .76      .75     .08
Net realized and unrealized gain
(loss)                                  .71      .65      .21     .14
                                     ------   ------   ------  ------
Total income (loss) from investment
operations                             1.41     1.41      .96     .22
-------------------------------------------------------------------------------
Dividends and distributions to
shareholders:
Dividends from net investment
income                                 (.70)    (.75)    (.76)   (.08)
Distributions from net realized
gain                                   (.12)      --       --      --
                                       ----    -----    -----   -----
Total dividends and distributions
to shareholders                        (.82)    (.75)    (.76)   (.08)
-------------------------------------------------------------------------------
Net asset value, end of period       $18.31   $17.72   $17.06  $16.86
                                     ======   ======   ======  ======

-------------------------------------------------------------------------------
Total Return, at Net Asset
Value(/3/)                             8.18%    8.48%    5.77%   1.30%

-------------------------------------------------------------------------------
Ratios/Supplemental Data

Net assets, end of period (in
thousands)                           $4,923   $2,554   $  924  $  211
-------------------------------------------------------------------------------
Average net assets (in thousands)    $3,661   $1,720   $  618  $    1
-------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                  3.82%    4.45%    4.38%   4.89%(/4/)
Expenses(/5/)                          1.64%    1.72%    1.81%   1.07%(/4/)
-------------------------------------------------------------------------------
Portfolio turnover rate(/6/)             73%      77%      93%     58%

1. For the period from August 29, 1995 (inception of offering) to September 30, 1995.
2. Per share amounts calculated based on the average shares outstanding during the period.
3. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized.
5. Beginning in fiscal 1996, the expense ratio reflects the effect of expenses paid indirectly by the Fund. Prior year expense ratios have not been adjusted.
6. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended September 30, 1998 were $102,480,896 and $90,478,993, respectively.

For More Information About Oppenheimer Insured Municipal Fund: The following additional information about the Fund is available without charge upon request:

Statement of Additional Information
This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

Annual and Semi-Annual Reports
Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information:
You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, and other information about the Fund or your account:

By Telephone:
Call OppenheimerFunds Services toll-free:
1-800-525-7048

By Mail:
Write to:
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217-5270

On the Internet:
You can read or down-load documents on the OppenheimerFunds web site: http://www.oppenheimerfunds.com

You can also obtain copies of the Statement of Additional Information and other Fund documents and reports by visiting the SEC's Public Reference Room in Washington, D.C. (Phone 1-800-SEC-0330) or the SEC's Internet web site at http://www.sec.gov. Copies may be obtained upon payment of a duplicating fee by writing to the SEC's Public Reference Section, Washington, D.C. 20549-6009.

No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

                                      The Fund's  shares  are  distributed by:
                                (logo)OppenheimerFunds Distributor, Inc.

SEC File No. 811-2668
PR0865.001.0199 Printed on recycled paper.

                            APPENDIX TO PROSPECTUS OF
                       OPPENHEIMER INSURED MUNICIPAL FUND


      Graphic   material   included  in  Prospectus  of  Oppenheimer   Insured
Municipal  Fund:  "Annual Total Returns (Class A) (as of 12/31 each year)."

      A bar chart will be included in the Prospectus of Oppenheimer Insured Municipal Fund (the "Fund") depicting the annual total returns of a hypothetical $10,000 investment in Class A shares of the Fund for each of the ten most recent calendar years without deducting sales charges. Set forth below are the relevant data points that will appear on the bar chart.

Calendar       Oppenheimer Insured
Year             Municipal Fund
Ended            Class A Shares

12/31/89             10.93%
12/31/90              6.18%
12/31/91             11.40%
12/31/92              9.54%
12/31/93             12.99%
12/31/94             -8.09%
12/31/95             17.12%
12/31/96              5.11%
12/31/97              9.77%
12/31/98              5.73%

------------------------------------------------------------------------------
Oppenheimer Insured Municipal Fund
------------------------------------------------------------------------------

6803 South Tucson Way, Englewood, Colorado 80112
1-800-525-7048

Statement of Additional Information dated January 29, 1999

      This Statement of Additional Information is not a Prospectus. This document contains additional information about the Fund and supplements information in the Prospectus dated January 29, 1999. It should be read together with the Prospectus, which may be obtained by writing to the Fund's Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado 80217 or by calling the Transfer Agent at the toll-free number shown above or by downloading it from the OppenheimerFunds Internet web site at www.oppenheimerfunds.com.

Contents                                                                Page

About the Fund
Additional Information About the Fund's Investment Policies and Risks.........
     The Fund's Investment Policies...........................................
     Municipal Securities.....................................................
     Other Investment Techniques and Strategies...............................
     Investment Restrictions..................................................
How the Fund is Managed.......................................................
     Organization and History.................................................
     Trustees and Officers of the Fund........................................
     The Manager .............................................................
Brokerage Policies of the Fund................................................
Distribution and Service Plans................................................
Performance of the Fund.......................................................

About Your Account
How To Buy Shares.............................................................
How To Sell Shares............................................................
How to Exchange Shares........................................................
Dividends and Taxes...........................................................
Additional Information About the Fund.........................................


Financial Information About the Fund
Independent Auditors' Report..................................................
Financial Statements .........................................................

Appendix A: Municipal Bond Ratings Definitions.............................A-1
Appendix B: Industry Classifications.......................................B-1
Appendix C: Special Sales Charge Arrangements and Waivers..................C-1

------------------------------------------------------------------------------
ABOUT THE FUND
------------------------------------------------------------------------------

Additional Information About the Fund's Investment Policies and Risks

The investment objective and the principal investment policies of the Fund are described in the Prospectus. This Statement of Additional Information contains supplemental information about those policies and the types of securities that the Fund's investment Manager, OppenheimerFunds, Inc., can select for the Fund. Additional explanations are also provided about the strategies the Fund may use to try to achieve its objective.

The Fund's Investment Policies. The composition of the Fund's portfolio and the techniques and strategies that the Fund's Manager may use in selecting portfolio securities will vary over time. The Fund is not required to use all of the investment techniques and strategies described below at all times in seeking its goal. It may use some of the special investment techniques and strategies at some times or not at all. The Fund does not make investments with the objective of seeking capital growth. However, the values of the securities held by the Fund may be affected by changes in general interest rates and other factors, prior to their maturity. Because the current values of debt securities vary inversely with changes in prevailing interest rates, if interest rates increase after a security is purchased, that security will normally fall in value. Conversely, should interest rates decrease after a security is purchased, normally its value will rise.

      However, those fluctuations in value will not generally result in realized gains or losses to the Fund unless the Fund sells the security prior to the security's maturity. A debt security held to maturity is redeemable by its issuer at full principal value plus accrued interest. The Fund does not usually intend to dispose of securities prior to their maturity, but may do so for liquidity purposes, or because of other factors affecting the issuer that cause the Manager to sell the particular security. In that case, the Fund could realize a capital gain or loss on the sale.

      There are variations in the credit quality of municipal securities, both within a particular rating classification and between classifications. These variations depend on numerous factors. The yields of municipal securities depend on a number of factors, including general conditions in the municipal securities market, the size of a particular offering, the maturity of the obligation and rating (if any) of the issue. These factors are discussed in greater detail below.

      |X| Portfolio Turnover. A change in the securities held by the Fund from buying and selling investments is known as "portfolio turnover." Short-term trading increases the rate of portfolio turnover and could increase the Fund's transaction costs. However, the Fund ordinarily incurs little or no brokerage expense because most of the Fund's portfolio transactions are principal trades that do not require payment of brokerage commissions.

      The Fund ordinarily does not trade securities to achieve capital gains, because they would not be tax-exempt income. To a limited degree, the Fund may engage in short-term trading to attempt to take advantage of short-term market variations. It may also do so to dispose of a portfolio security prior to its maturity. That might be done if, on the basis of a revised credit evaluation of the issuer or other considerations, the Manager believes such disposition is advisable or the Fund needs to generate cash to satisfy requests to redeem Fund shares. In those cases, the Fund may realize a capital gain or loss on its investments. The Fund's annual portfolio turnover rate normally is not expected to exceed 100%.

Municipal Securities. The types of municipal securities in which the Fund may invest are described in the Prospectus under "About the Fund's Investments." Municipal securities are generally classified as general obligation bonds, revenue bonds and notes. A discussion of the general characteristics of these principal types of municipal securities follows below.

      |X| Municipal Bonds. We have classified municipal securities having a maturity (when-issued) of more than one year as "municipal bonds." The principal classifications of long-term municipal bonds are "general obligation" and "revenue" (including "industrial development") bonds. They may have fixed, variable or floating rates of interest, as described below.

      Some bonds may be "callable," allowing the issuer to redeem them before their maturity date. To protect bondholders, callable bonds may be issued with provisions that prevent them from being called for a period of time. Typically, that is 5 to 10 years from the issuance date. When interest rates decline, if the call protection on a bond has expired, it is more likely that the issuer may call the bond. If that occurs, the Fund might have to reinvest the proceeds of the called bond in bonds that pay a lower rate of return.

        |_| General Obligation Bonds. The basic security behind general obligation bonds is the issuer's pledge of its full faith and credit and taxing power, if any, for the repayment of principal and the payment of interest. Issuers of general obligation bonds include states, counties, cities, towns, and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The rate of taxes that can be levied for the payment of debt service on these bonds may be limited or unlimited. Additionally, there may be limits as to the rate or amount of special assessments that can be levied to meet these obligations.

        |_| Revenue Bonds. The principal security for a revenue bond is generally the net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise tax or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects. Examples include electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals.

      Although  the  principal  security  for these types of bonds may vary from bond to bond, many provide additional security in the form of a debt service reserve fund that may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

        |_| Industrial Development Bonds. Industrial development bonds are considered municipal bonds if the interest paid is exempt from federal income tax. They are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds may also be used to finance public facilities such as airports, mass transit systems, ports, and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed by the bond as security for those payments.


     |_| Private Activity Municipal Securities. The Tax Reform Act of 1986 (the "Tax Reform Act") reorganized, as well as amended, the rules governing tax exemption for interest on certain types of municipal securities. The Tax Reform Act generally did not change the tax treatment of bonds issued in order to finance governmental operations. Thus, interest on general obligation bonds issued by or on behalf of state or local governments, the proceeds of which are used to finance the operations of such governments, continues to be tax-exempt. However, the Tax Reform Act limited the use of tax-exempt bonds for non-governmental (private) purposes. More stringent restrictions were placed on the use of proceeds of such bonds. Interest on certain private activity bonds is taxable under the revised rules. There is an exception for "qualified" tax-exempt private activity bonds, for example, exempt facility bonds including certain industrial development bonds, qualified mortgage bonds, qualified
Section 501(c)(3) bonds, and qualified student loan bonds. The Fund anticipates that under normal circumstances it will not purchase any such securities in an amount greater than 20% of the fund's total assets.


      In addition, limitations as to the amount of private activity bonds which each state may issue were revised downward by the Tax Reform Act, which will reduce the supply of such bonds. The value of the Fund's portfolio could be affected if there is a reduction in the availability of such bonds.

      Interest on certain private activity bonds issued after August 7, 1986, which continues to be tax-exempt, will be treated as a tax preference item subject to the alternative minimum tax (discussed below) to which certain taxpayers are subject. The Fund may hold municipal securities the interest on which (and thus a proportionate share of the exempt-interest dividends paid by the Fund) will be subject to the Federal alternative minimum tax on individuals and corporations.

      The Federal alternative minimum tax is designed to ensure that all persons who receive income pay some tax, even if their regular tax is zero. This is accomplished in part by including in taxable income certain tax preference items that are used to calculate alternative minimum taxable income. The Tax Reform Act made tax-exempt interest from certain private activity bonds a tax preference item for purposes of the alternative minimum tax on individuals and corporations. Any exempt-interest dividend paid by a regulated investment company will be treated as interest on a specific private activity bond to the extent of the proportionate relationship the interest the investment company receives on such bonds bears to all its exempt interest dividends.

      In addition, corporate taxpayers subject to the alternative minimum tax may, under some circumstances, have to include exempt-interest dividends in calculating their alternative minimum taxable income. That could occur in situations where the "adjusted current earnings" of the corporation exceeds its alternative minimum taxable income.

      To determine whether a municipal security is treated as a taxable private activity bond, it is subject to a test for: (a) a trade or business use and security interest, or (b) a private loan restriction. Under the trade or business use and security interest test, an obligation is a private activity bond if: (i) more than 10% of the bond proceeds are used for private business purposes and (ii) 10% or more of the payment of principal or interest on the issue is directly or indirectly derived from such private use or is secured by the privately used property or the payments related to the use of the property. For certain types of uses, a 5% threshold is substituted for this 10% threshold.

      The term "private business use" means any direct or indirect use in a trade or business carried on by an individual or entity other than a state or municipal governmental unit. Under the private loan restriction, the amount of bond proceeds that may be used to make private loans is limited to the lesser of 5% or $5.0 million of the proceeds. Thus, certain issues of municipal securities could lose their tax-exempt status retroactively if the issuer fails to meet certain requirements as to the expenditure of the proceeds of that issue or the use of the bond-financed facility. The Fund makes no independent investigation of the users of such bonds or their use of proceeds of the bonds. If the Fund should hold a bond that loses its tax-exempt status retroactively, there might be an adjustment to the tax-exempt income previously distributed to shareholders.

      Additionally, a private activity bond that would otherwise be a qualified tax-exempt private activity bond will not, under Internal Revenue Code Section 147(a), be a qualified bond for any period during which it is held by a person who is a "substantial user" of the facilities or by a "related person" of such a substantial user. This "substantial user" provision applies primarily to exempt facility bonds, including industrial development bonds. The Fund may invest in industrial development bonds and other private activity bonds. Therefore, the Fund may not be an appropriate investment for entities which are "substantial users" (or persons related to "substantial users") of such exempt facilities. Those entities and persons should consult their tax advisers before purchasing shares of the Fund.

      A "substantial user" of such facilities is defined generally as a "non-exempt person who regularly uses part of a facility" financed from the proceeds of exempt facility bonds. Generally, an individual will not be a "related person" under the Internal Revenue Code unless such individual or the individual's immediate family (spouse, brothers, sisters and immediate descendants) own directly or indirectly in the aggregate more than 50% in value of the equity of a corporation or partnership which is a "substantial user" of a facility financed from the proceeds of exempt facility bonds.

      |X| Municipal Notes. Municipal securities having a maturity (when the security is issued) of less than one year are generally known as municipal notes. Municipal notes generally are used to provide for short-term working capital needs. Some of the types of municipal notes the Fund can invest in are described below.

        |_| Tax Anticipation Notes. These are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenue, such as income, sales, use or other business taxes, and are payable from these specific future taxes.

        |_| Revenue   Anticipation   Notes.   These   are   notes   issued  in
expectation of receipt of other types of revenue, such as Federal revenues available under Federal revenue-sharing programs.

        |_| Bond Anticipation Notes. Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. The long-term bonds that are issued typically also provide the money for the repayment of the notes.

        |_|  Construction  Loan  Notes.   These  are  sold  to  provide  project
construction financing until permanent financing can be secured. After successful completion and acceptance of the project, it may receive permanent financing through public agencies, such as the Federal Housing Administration.

     |X|   Tax Exempt Commercial  Paper.  This type of short-term  obligation
(usually having a maturity of 270 days or less) is issued by a municipality to meet current working capital needs.

      |X| Municipal Lease Obligations. The Fund's investments in municipal lease obligations may be through certificates of participation that are offered to investors by public entities. Municipal leases may take the form of a lease or an installment purchase contract issued by a state or local government authority to obtain funds to acquire a wide variety of equipment and facilities.

      Some municipal lease securities may be deemed to be "illiquid" securities. Their purchase by the Fund would be limited as described below in "Illiquid Securities." From time to time the Fund may invest more than 5% of its net assets in municipal lease obligations that the Manager has determined to be liquid under guidelines set by the Board of Trustees. Those guidelines require the Manager to evaluate:
          |_| the frequency of trades and price quotations for such securities; |_| the number of dealers or other potential buyers willing to
     purchase or sell such securities;
          |_| the availability of market-makers; and |_| the nature of the trades for such securities.

      Municipal leases have special risk considerations. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for that purpose on a yearly basis. While the obligation might be secured by the lease, it might be difficult to dispose of that property in case of a default.

      Projects financed with certificates of participation generally are not subject to state constitutional debt limitations or other statutory requirements that may apply to other municipal securities. Payments by the public entity on the obligation underlying the certificates are derived from available revenue sources. That revenue might be diverted to the funding of other municipal service projects. Payments of interest and/or principal with respect to the certificates are not guaranteed and do not constitute an obligation of a state or any of its political subdivisions.

In addition to the risk of "non-appropriation," municipal lease securities do not have as highly liquid a market as conventional municipal bonds. Municipal leases, like other municipal debt obligations, are subject to the risk of non-payment of interest or repayment of principal by the issuer. The ability of issuers of municipal leases to make timely lease payments may be adversely affected in general economic downturns and as relative governmental cost burdens are reallocated among federal, state and local governmental units. A default in payment of income would result in a reduction of income to the Fund. It could also result in a reduction in the value of the municipal lease and that, as well as a default in repayment of principal, could result in a decrease in the net asset value of the Fund. While the Fund holds such securities, the Manager will also evaluate the likelihood of a continuing market for these securities and their credit quality.

      |X| Ratings of Municipal Securities. Ratings by ratings organizations such as Moody's Investors Service, Standard & Poor's Ratings Service and Fitch IBCA, Inc. represent the respective rating agency's opinions of the credit quality of the municipal securities they undertake to rate. However, their ratings are general opinions and are not guarantees of quality. Municipal securities that have the same maturity, coupon and rating may have different yields, while other municipal securities that have the same maturity and coupon but different ratings may have the same yield.

      Subsequent to its purchase by the Fund, a municipal security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event requires the Fund to sell the security, but the Manager will consider such events in determining whether the Fund should continue to hold the security. To the extent that ratings given by Moody's, Standard & Poor's, or Fitch change as a result of changes in those rating organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the Fund's investment policies.

      The Fund can buy municipal securities that are "pre-refunded." The issuer's obligation to repay the principal value of the security is generally collateralized with U.S. government securities placed in an escrow account. This causes the pre-refunded security to have essentially the same risks of default as a AAA-rated security.

      The rating definitions of Moody's, Standard & Poor's, Duff & Phelps and Fitch for municipal securities are contained in Appendix A to this Statement of Additional Information. The Fund can purchase securities that are unrated by nationally recognized rating organizations, the Manager will make its own assessment of the credit quality of unrated issues the Fund buys. The Manager will use criteria similar to those used by the rating agencies, and assign a rating category to a security that is comparable to what the Manager believes a rating agency would assign to that security. However, the Manager's rating does not constitute a guarantee of the quality of a particular issue.

        |_| Special Risks of Lower-Grade Securities. Lower grade securities may have a higher yield than securities rated in the higher rating categories. In addition to having a greater risk of default than higher-grade securities, there may be less of a market for these securities. As a result they may be harder to sell at an acceptable price. The additional risks mean that the Fund may not receive the anticipated level of income from these securities, and the Fund's net asset value may be affected by declines in the value of lower-grade securities. However, because the added risk of lower quality securities might not be consistent with the Fund's policy of preservation of capital, the Fund limits its investments in lower quality securities.

      While securities rate "Baa" by Moody's or "BBB" by Standard & Poor's or Duff & Phelps are investment grade, they may be subject to special risks and have some speculative characteristics.

      |X| Insured Municipal Securities. Not all of the Fund's holdings of municipal securities are insured. As noted in the Prospectus, within the category of "insured" municipal securities, the Fund includes "pre-refunded" municipal securities, because of the additional credit security offered by the U.S. government securities that collateralize the issuer's obligation to pay its debt. To the extent that municipal securities in the Fund's portfolio are insured, they will at all times be fully insured as to the scheduled payment of all installments of interest and principal. This insurance substantially reduces the risks to the Fund and its shareholders from defaults in the payment of principal and interest on portfolio securities owned by the Fund.

      Insurance coverage can be in one of three methods:
      a mutual fund "Portfolio Insurance Policy" issued by Financial
         Guaranty Insurance Company,
      a "Secondary Market Insurance Policy," or a "New Issue Insurance Policy" obtained by the issuer or the underwriter of the security at the time of its original issuance.

         If a municipal security is already covered by a New Issue Insurance Policy or Secondary Market Insurance Policy, then that security typically will not be additionally insured under a Portfolio Insurance Policy issued by Financial Guaranty Insurance Company. New Issue Insurance Policies or Secondary Market Insurance Policies may be issued by Financial Guaranty Insurance Company or by other insurers.

      The insurance policies discussed above insure the scheduled payments of all principal and interest on the covered municipal securities as those payments fall due. The insurance does not guarantee the market value of the municipal securities or the value of the shares of the Fund. Except as described below, insurance of municipal securities the Fund buys has no effect on the net asset value or redemption price of the shares of the Fund.

      The insurance of principal refers to the face or par value of the security, and is not affected by the price paid therefor by the Fund or the market value of the security. Payment of a claim under an insurance policy depends on the claims-paying ability of the insurer and by the Fund makes no representations that any insurer will be able to meet its commitments.

        |_| New Issue Insurance Policies. A New Issue Insurance Policy, on a municipal security is obtained by the issuer or underwriters of that security. All premiums on the insurance for a security is paid in advance by the issuer or underwriter. Those policies are non-cancelable and continue in force so long as the security is outstanding and the insurer remains in business. Since New Issue Insurance remains in effect as long as the security insured by the policy is outstanding, the insurance may have an effect on the resale value of the security by the Fund. Therefore, New Issue Insurance may be considered to represent an element of market value for a security insured by that policy, but the exact effect, if any, of that insurance on the security's market value cannot be estimated. The Fund will acquire a municipal security subject to New Issue Insurance Policies only if the claims-paying ability of the insurer under the policy is rated "AAA" by S&P, or has a comparable rating from another rating organization on the date the Fund buys the security.

        |_| Portfolio Insurance Policies. A Portfolio Insurance Policy obtained by the Fund from Financial Guaranty Insurance Company will be effective only so long as the Fund is in existence, Financial Guaranty Insurance Company is in business, and the municipal security covered by the policy continues to be held by the Fund. If the Fund sells the insured municipal security or if the security is called or redeemed prior to its stated maturity the Portfolio Insurance Policy terminates on the security.

      A Portfolio Insurance Policy obtained by the Fund is non-cancellable except for the Fund's failure to pay the premium. Nonpayment of premiums on a Portfolio Insurance Policy obtained by the Fund will, under certain circumstances, result in the cancellation of the Portfolio Insurance Policy and also will permit Financial Guaranty Insurance Company to take action against the Fund to recover premium payments that are due. The premium rate for a security covered by a Portfolio Insurance Policy is fixed for the life of the security at the time the Fund buys it. The insurance premiums are payable monthly by the Fund and are adjusted for purchases, sales and payments prior to maturity of covered securities during the month. Financial Guaranty Insurance Company cannot cancel coverage already in force with respect to municipal securities owned by the Fund and covered by the Portfolio Insurance Policy except for non-payment of premiums. If any insurance for a municipal security is canceled, the Manager will then determine as promptly as possible whether the Fund should sell that security.

      In determining whether to insure a municipal security, Financial Guaranty Insurance Company applies its own standards, which are not necessarily the same as the criteria used by the Manager when selecting securities for the Fund's portfolio. The decision whether to insure a security is made prior to the Fund's purchase of that security. A contract to purchase a security is not covered by the Portfolio Insurance Policy for that security although securities underlying such contracts are covered by the insurance upon physical delivery of the securities to the Fund or the Fund's custodian bank. The Fund does not obtain insurance on investments made for temporary liquidity and defensive purposes and pending investment in longer term municipal securities.

      Premiums are paid from the Fund's assets, and will therefore reduce the Fund's current yield. When the Fund purchases a Secondary Market Insurance Policy, the single premium is added to the cost basis of the municipal security and is not considered an item of expense for the Fund.

        |_| Secondary Market Insurance. The Fund might decide to purchase from Financial Guaranty Insurance Company a Secondary Market Insurance Policy on any municipal security can purchased by the Fund owns that is already covered by a Portfolio Insurance Policy. The Fund obtain a Secondary Market Insurance Policy on a security even if it is covered by a Portfolio Insurance Policy. However, the coverage (and obligation to pay monthly premiums) under the Portfolio Insurance Policy with respect to that security would cease when the purchases a Secondary Market Insurance Policy on that security.

      When purchasing a Secondary Market Insurance Policy, the Fund pays a single pre-determined premium. The Fund thereby obtains insurance against non-payment of scheduled principal and interest for the remaining term of the security, regardless of whether the Fund owns the security. That insurance coverage will be non-cancellable and will continue in force so long as the insured security is outstanding. Acquiring that type of policy enables the Fund to sell the municipal security to a third party as an "AAA"-rated insured security at a market price higher than what otherwise might be obtainable if the security were sold without the insurance coverage. That rating is not automatic, however, and must specifically be requested from Standard & Poor's for a security. This type of policy likely would be purchased if, the Manager, thinks that the market value or net proceeds of a sale of the insured security would exceed the current value of the security (without insurance) plus the cost of the policy. Any difference between a security's market value as an "AAA"-rated security and its market value without that rating, including the cost of the insurance single premium, would inure to the Fund in determining its net realized capital gain or loss the sale of the security.

      The Fund can purchase insurance under a Secondary Market Insurance Policy in lieu of a Portfolio Insurance Policy at any time, regardless of the effect on the market value of the underlying municipal security, if the Manager believes such insurance would best serve the Fund's interests in meeting its objectives and policies. The Fund can purchase a Secondary Market Insurance Policy on a security that is currently in default as to payments by the issuer to enable the Fund to sell the security on an insured basis rather than be obligated to hold the defaulted security in its portfolio in order to continue in force a Portfolio Insurance Policy on that security.


     |_| Financial Guaranty Insurance Company. The information below about Financial Guaranty Insurance Company is derived from publicly-available sources believed reliable by the Manager. Financial Guaranty Insurance Company is a New York stock insurance company, with principal offices at 115 Broadway, New York, New York, 10006. Financial Guaranty Insurance Company, domiciled in the State of New York, commenced its business of providing insurance and financial guaranties for a variety of investment instruments in January, 1984. Financial Guaranty Insurance Company is a subsidiary of FGIC Corporation, a Delaware holding company. FGIC Corporation is a wholly-owned subsidiary of General Electric Capital Corporation. Neither FGIC Corporation nor General Electric Capital Corporation are obligated to pay the debts of or the claims against Financial Guaranty Insurance Company.


      In addition to providing insurance for the payment of interest on and principal of municipal bonds and notes held in unit investment trust and mutual fund portfolios, Financial Guaranty Insurance Company provides insurance for new issues and secondary market issues of municipal bonds and notes and for portions of those issues. Financial Guaranty Insurance Company also provides credit enhancements for asset-backed securities and mortgage-backed securities.

      Financial Guaranty Insurance Company is currently authorized to write insurance in 50 states and the District of Columbia, files reports with state insurance regulatory agencies and is subject to audit and review by such authorities. Financial Guaranty Insurance Company is also subject to regulation by the State of New York Insurance Department. That regulation is no guarantee that Financial Guaranty Insurance Company will be able to perform on its commitments or contracts of insurance if a claim under them at some time in the future.


     Under the provisions of a Portfolio Insurance Policy, Financial Guaranty Insurance Company unconditionally and irrevocably agrees to pay to State Street Bank and Trust Company or its successor, as its agent, that portion of the principal of and interest on the security that becomes due for payment but is unpaid because of nonpayment by the issuer. Financial Guaranty Insurance Company will make those payments to the agent on the date the principal or interest becomes due for payment or on the business day next following the day on which Financial Guaranty Insurance Company receives notice of nonpayment, whichever is later.


      The agent will disburse to the Fund the face amount of principal and interest which is then due for payment but is unpaid by reason of nonpayment by the issuer. However it will do so only upon receipt by the agent of (i) evidence of the Fund's right to receive payment of the principal or interest due for payment and (ii) evidence, including any appropriate instruments of assignment, that all of the rights to payment of the principal or interest due for payment thereupon shall vest in Financial Guaranty Insurance Company. The proceeds attributable to interest payments will be tax-exempt. Upon such payment by the agent, Financial Guaranty Insurance Company will be fully subrogated to all of the Fund's rights under the defaulted obligation, which includes the right of Financial Guaranty Insurance Company to obtain payment from the issuer to the extent of amounts paid by Financial Guaranty Insurance Company to the Fund.

Other Investment Techniques and Strategies. In seeking its objective, the Fund may from time to time employ the types of investment strategies and investments described below. It is not required to use all of the strategies at all times and at times may not use them.

      |X| Floating Rate and Variable Rate Obligations. Variable rate demand obligations have a demand feature that allows the Fund to tender the obligation to the issuer or a third party prior to its maturity. The tender may be at par value plus accrued interest, according to the terms of the obligation.

      The interest rate on a floating rate demand note is based on a stated prevailing market rate, such as a bank's prime rate, the 91-day U.S. Treasury Bill rate, or some other standard, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate demand note is also based on a stated prevailing market rate but is adjusted automatically at specified intervals of not less than one year. Generally, the changes in the interest rate on such securities reduce the fluctuation in their market value. As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations of the same maturity. The Manager may determine that an unrated floating rate or variable rate demand obligation meets the Fund's quality standards by reason of being backed by a letter of credit or guarantee issued by a bank that meets those quality standards.

      Floating rate and variable rate demand notes that have a stated maturity in excess of one year may have features that permit the holder to recover the principal amount of the underlying security at specified intervals not exceeding one year and upon not more than 30 days' notice. The issuer of that type of note normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the note plus accrued interest. Generally the issuer must provide a specified number of days' notice to the holder.

      |X| Inverse Floaters and Other Derivative Investments. Inverse floaters may offer relatively high current income, reflecting the spread between long-term and short-term tax exempt interest rates. As long as the municipal yield curve remains relatively steep and short-term rates remain relatively low, owners of inverse floaters will have the opportunity to earn interest at above-market rates because they receive interest at the higher long-term rates but have paid for bonds with lower short-term rates. If the yield curve flattens and shifts upward, an inverse floater will lose value more quickly than a conventional long-term bond. The Fund will invest in inverse floaters to seek higher tax-exempt yields than are available from fixed-rate bonds that have comparable maturities and credit ratings. In some cases the holder of an inverse floater may have an option to convert the floater to a fixed-rate bond, pursuant to a "rate-lock option."

      Some inverse floaters have a feature known as an interest rate "cap" as part of the terms of the investment. Investing in inverse floaters that have interest rate caps might be part of a portfolio strategy to try to maintain a high current yield for the Fund when the Fund has invested in inverse floaters that expose the Fund to the risk of short-term interest rate fluctuations. "Embedded" caps can be used to hedge a portion of the Fund's exposure to rising interest rates. When interest rates exceed a pre-determined rate, the cap generates additional cash flows that offset the decline in interest rates on the inverse floater, and the hedge is successful. However, the Fund bears the risk that if interest rates do not rise above the pre-determined rate, the cap (which is purchased for additional cost) will not provide additional cash flows and will expire worthless.

      Inverse floaters are a form of derivative investment. Certain derivatives, such as options, futures, indexed securities and entering into swap agreements, can be used to increase or decrease the Fund's exposure to changing security prices, interest rates or other factors that affect the value of securities. However, these techniques could result in losses to the Fund, if the Manager judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's other investments. These techniques can cause losses if the counterparty does not perform its promises. An additional risk of investing in municipal securities that are derivative investments is that their market value could be expected to vary to a much greater extent than the market value of municipal securities that are not derivative investments but have similar credit quality, redemption provisions and maturities.

      |X| "When-Issued" and "Delayed-Delivery" Transactions. The Fund can purchase securities on a "when-issued" basis, and may purchase or sell such securities on a "delayed-delivery" (or "forward commitment") basis. "When-issued" or "delayed-delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery.

      When such transactions are negotiated the price (which is generally expressed in yield terms) is fixed at the time the commitment is made. Delivery and payment for the securities take place at a later date. Normally the settlement date is within six months of the purchase of municipal bonds and notes. However, the Fund may, from time to time, purchase municipal securities having a settlement date more than six months and possibly as long as two years or more after the trade date. The securities are subject to change in value from market fluctuation during the settlement period. The value at delivery may be less than the purchase price. For example, changes in interest rates in a direction other than that expected by the Manager before settlement will affect the value of such securities and may cause loss to the Fund. No income begins to accrue to the Fund on a when issued security until the Fund receives the security at settlement of the trade.

      The Fund will engage in when-issued transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. When the Fund engages in when-issued or delayed-delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Its failure to do so may cause the Fund to lose the opportunity to obtain the security at a price and yield it considers advantageous.

      When the Fund engages in when-issued and delayed-delivery transactions, it does so for the purpose of acquiring or selling securities consistent with its investment objective and policies or for delivery pursuant to options contracts it has entered into, and not for the purposes of investment leverage. Although the Fund will enter into when-issued or delayed-delivery purchase transactions to acquire securities, the Fund may dispose of a commitment prior to settlement. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to deliver or receive against a forward commitment, it may incur a gain or loss.

      At the time the Fund makes a commitment to purchase or sell a security on a when-issued or forward commitment basis, it records the transaction on its books and reflects the value of the security purchased. In a sale transaction, it records the proceeds to be received, in determining its net asset value. The Fund will identify on its books liquid assets at least equal to the value of purchase commitments until the Fund pays for the investment.

      When-issued transactions and forward commitments can be used by the Fund as a defensive technique to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, the Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices. In periods of falling interest rates and rising prices, the Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or forward commitment basis, to obtain the benefit of currently higher cash yields.

      |X| Puts and Standby Commitments. When the Fund buys a municipal security subject to a standby commitment to repurchase the security, the Fund is entitled to same-day settlement from the purchaser. The Fund receives an exercise price equal to the amortized cost of the underlying security plus any accrued interest at the time of exercise. A put purchased in conjunction with a municipal security enables the Fund to sell the underlying security within a specified period of time at a fixed exercise price.

      The Fund might purchase a standby commitment or put separately in cash or it might acquire the security subject to the standby commitment or put (at a price that reflects that additional feature). The Fund will enter into these transactions only with banks and securities dealers that, in the Manager's opinion, present minimal credit risks. The Fund's ability to exercise a put or standby commitment will depend on the ability of the bank or dealer to pay for the securities if the put or standby commitment is exercised. If the bank or dealer should default on its obligation, the Fund might not be able to recover all or a portion of any loss sustained from having to sell the security elsewhere.

      Puts and standby commitments are not transferable by the Fund. They terminate if the Fund sells the underlying security to a third party. The Fund intends to enter into these arrangements to facilitate portfolio liquidity, although such arrangements might enable the Fund to sell a security at a pre-arranged price that may be higher than the prevailing market price at the time the put or standby commitment is exercised. However, the Fund might refrain from exercising a put or standby commitment if the exercise price is significantly higher than the prevailing market price, to avoid imposing a loss on the seller that could jeopardize the Fund's business relationships with the seller.

      A put or standby commitment increases the cost of the security and reduces the yield otherwise available from the security. Any consideration paid by the Fund for the put or standby commitment will be reflected on the Fund's books as unrealized depreciation while the put or standby commitment is held, and a realized gain or loss when the put or commitment is exercised or expires. Interest income received by the Fund from municipal securities subject to puts or stand-by commitments may not qualify as tax exempt in its hands if the terms of the put or stand-by commitment cause the Fund not to be treated as the tax owner of the underlying municipal securities.

      |X| Repurchase Agreements. The Fund may acquire securities subject to repurchase agreements. It may do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities transactions.

      In a repurchase transaction, the Fund acquires a security from, and simultaneously resells it to an approved vendor for delivery on an agreed upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved vendors include U.S. commercial banks, U.S. branches of foreign banks or broker-dealers that have been designated a primary dealer in government securities, which meet the credit requirements set by the Fund's Board of Trustees from time to time.


      The majority of these transactions run from day to day. Delivery pursuant to resale typically will occur within one to five days of the purchase. Repurchase agreements having a maturity beyond seven days are subject to the Fund's limits on holding illiquid investments. The Fund will not enter into transactions that will cause more than 25% of the Fund's net assets to be subject to repurchase agreements.


      Repurchase agreements, considered "loans" under the Investment Company Act, are collateralized by the underlying security. The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the collateral's value must equal or exceed the repurchase price to fully collateralize the repayment obligation. Additionally, the Manager will impose creditworthiness requirements to confirm that the vendor is financially sound and will continuously monitor the collateral's value. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

      |X| Illiquid and Restricted Securities. To enable the Fund to sell its holdings of a restricted security not registered under the Securities Act of 1933, the Fund might have to cause those securities to be registered. The expenses of registering restricted securities may be negotiated by the Fund with the issuer at the time the Fund buys the securities. When the Fund must arrange registration because the Fund wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund could sell it. The Fund would bear the risks of any downward price fluctuation during that period.

      The Fund has percentage limitations that apply to purchases of restricted and illiquid securities, as stated in the Prospectus. Those percentage restrictions do not limit purchases of restricted securities that are eligible for resale to qualified institutional purchasers pursuant to Rule 144A under the Securities Act of 1933, provided that those securities have been determined to be liquid by the Board of Directors of the Fund or by the Manager. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, the Fund's holding of that security may be deemed to be illiquid.

      The  Fund  can  also  acquire   restricted   securities   through  private
placements. Those securities have contractual restrictions on their public resale. Those restrictions might limit the Fund's ability to dispose of the securities and might lower the amount the Fund could realize upon the sale.

      |X| Loans of Portfolio Securities. To attempt to raise income or raise cash for liquidity purposes, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions. These loans cannot exceed 5% of the value of the Fund's total assets. The Fund currently does not intend to lend securities. There are risks in connection with securities lending. The Fund might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities. Income from securities loans does not constitute exempt-interest income for the purpose of paying tax-exempt dividends.

      The Fund must receive collateral for a loan. Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned securities. It must consist of cash, bank letters of credit, securities of the U.S. government or its agencies or instrumentalities, or other cash equivalents in which the Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.

      When it lends securities, the Fund receives amounts equal to the dividends or interest on the loaned securities. It also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, and (c) interest on short-term debt securities purchased with the loan collateral. Either type of interest may be shared with the borrower. The Fund may pay reasonable finder's, administrative or other fees in connection with these loans. The terms of the Fund's loans must meet applicable tests under the Internal Revenue Code and must permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.

      |X| Hedging. The Fund can use hedging to attempt to protect against declines in the market value of its portfolio, to permit the Fund to retain unrealized gains in the value of portfolio securities that have appreciated, or to facilitate selling securities for investment reasons. To do so the Fund could:
          |_| sell interest rate futures or municipal bond index futures, |_| buy puts on such futures or securities, or |_| write covered calls on securities, interest rate futures or municipal bond index futures. The Fund can also write covered calls on debt securities to attempt to increase the Fund's income, but that income would not be tax-exempt. Therefore it is unlikely that the Fund would write covered calls for that purpose.

      The Fund can also use hedging to establish a position in the debt securities market as a temporary substitute for purchasing individual debt securities. In that case the Fund would normally seek to purchase the securities, and then terminate that hedging position. For this type of hedging, the Fund could:
      |_| buy interest rate futures or municipal bond index futures, or |_| buy calls on such futures or on securities.

      The Fund is not obligated to use hedging instruments, even though it is permitted to use them in the Manager's discretion, as described below. The Fund's strategy of hedging with futures and options on futures will be incidental to the Fund's investment activities in the underlying cash market. The particular hedging instruments the Fund can use are described below. The Fund may employ new hedging instruments and strategies when they are developed, if those investment methods are consistent with the Fund's investment objective, are approved by its Board, and are permissible under the Fund's investment restrictions and applicable regulations.

        |_| Futures. The Fund can buy and sell futures contracts relating to debt securities (these are called "interest rate futures") and municipal bond indices (these are referred to as "municipal bond index futures"), but only as a hedge against interest rate changes.

      An interest rate future obligates the seller to deliver (and the purchaser to take) cash or a specific type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the futures position.

      A "municipal bond index" assigns relative values to the municipal bonds in the index, and is used as the basis for trading long-term municipal bond futures contracts. Municipal bond index futures are similar to interest rate futures except that settlement is made only in cash. The obligation under the contract may also be satisfied by entering into an offsetting contract. The strategies which the Fund employs in using municipal bond index futures are similar to those with regard to interest rate futures.

      No money is paid by or received by the Fund on the purchase or sale of a futures contract. Upon entering into a futures transaction, the Fund will be required to deposit an initial margin payment in cash or U.S. government securities with the futures commission merchant (the "futures broker"). Initial margin payments will be deposited with the Fund's Custodian in an account registered in the futures broker's name. However, the futures broker can gain access to that account only under certain specified conditions. As the future is marked to market (that is, its value on the Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

      At any time prior to the expiration of the future, the Fund may elect to close out its position by taking an opposite position at which time a final determination of variation margin is made and additional cash is required to be paid by or released to the Fund. Any gain or loss is then realized by the Fund on the Future for tax purposes. Although interest rate futures by their terms call for settlement by the delivery of debt securities, in most cases the obligation is fulfilled without such delivery by entering into an offsetting transaction. All futures transactions are effected through a clearing house associated with the exchange on which the contracts are traded.

      The Fund may concurrently buy and sell futures contracts in a strategy anticipating that the future the Fund purchased will perform better than the future the Fund sold. For example, the Fund might buy municipal bond futures and concurrently sell U.S. Treasury Bond futures (a type of interest rate future). The Fund would benefit if municipal bonds outperform U.S. Treasury Bonds on a duration-adjusted basis.

      Duration is a volatility measure that refers to the expected percentage change in the value of a debt security resulting from a change in general interest rates (measured by each 1% change in the rates on U.S. Treasury securities). For example, if a bond has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the value of the bond to fall about 3%. There are risks that this type of futures strategy will not be successful. U.S. Treasury bonds might perform better on a duration-adjusted basis than municipal bonds, and the assumptions about duration that were used might be incorrect (for example, the duration of municipal bonds relative to U.S. Treasury Bonds might turn out to be greater than anticipated).

        |_| Put and Call Options. The Fund can buy and sell certain kinds of put options (puts) and call options (calls), including exchange-traded and over-the-counter put and call options. These can include index options, securities options and futures options. These strategies are described below.


     |_| Writing Covered Call Options. The Fund can write (that is, sell) call options. After the Fund writes a call, not more than 20% of the fund's total assets may be subject to calls. Each call the Fund writes must be "covered" while it is outstanding. That means the Fund must own the investment on which the call was written. The Fund may write calls on futures contracts, but if it does not own the futures contract or delivery securities, these calls must be covered by securities or other liquid assets that the Fund owns and segregates to enable it to satisfy its obligations if the call is exercised.


      When the Fund writes a call on a security, it receives cash (a premium).The Fund agrees to sell the underlying investment to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security. The Fund has retained the risk of loss that the price of the underlying security may decline during the call period. That risk may be offset to some extent by the premium the Fund receives. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium and the investment.


      When the Fund writes a call on an index, it receives cash (a premium). If the buyer of the call exercises it, the Fund will pay an amount of cash equal to the difference between the closing price of the call and the exercise price, multiplied by the specified multiple that determines the total value of the call for each point of difference. If the value of the underlying investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium.

      The Fund's Custodian, or a securities depository acting for the Custodian, will act as the Fund's escrow agent through the facilities of the Options Clearing Corporation ("OCC"), as to the investments on which the Fund has written calls traded on exchanges, or as to other acceptable escrow securities. In that way, no margin will be required for such transactions. OCC will release the securities on the expiration of the calls or upon the Fund's entering into a closing purchase transaction.

      When the Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. Government securities dealer which will establish a formula price at which the Fund will have the absolute right to repurchase that OTC option. The formula price would generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (that is, the option is "in-the-money"). When the Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on illiquid securities) the mark-to-market value of any OTC option held by it, unless the option is subject to a buy-back agreement by the executing broker. The Securities and Exchange Commission is evaluating whether OTC options should be considered liquid securities. The procedure described above could be affected by the outcome of that evaluation.

      To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a "closing purchase transaction." The Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Fund wrote was more or less than the price of the call the Fund purchased to close out the transaction. A profit may also be realized if the call lapses unexercised, because the Fund retains the underlying investment and the premium received. Any such profits are considered short-term capital gains for Federal tax purposes, as are premiums on lapsed calls. When distributed by the Fund they are taxable as ordinary income.

      The Fund may also write calls on futures contracts without owning the futures contract or securities deliverable under the contract. To do so, at the time the call is written, the Fund must cover the call by segregating in escrow an equivalent dollar value of liquid assets. The Fund will segregate additional liquid assets if the value of the escrowed assets drops below 100% of the current value of the future. Because of this escrow requirement, in no circumstances would the Fund's receipt of an exercise notice as to that future put the Fund in a "short" futures position.

      |_| Writing Put Options. The Fund can sell put options. A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period. The Fund will not write puts if, as a result, more than 20% of the Fund's total assets would be required to be segregated to cover such put options.

      If the Fund writes a put, the put must be covered by segregated liquid assets. The premium the Fund receives from writing a put represents a profit, as long as the price of the underlying investment remains equal to or above the exercise price of the put. However, the Fund also assumes the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even if the value of the investment falls below the exercise price. If a put the Fund has written expires unexercised, the Fund realizes a gain in the amount of the premium less the transaction costs incurred. If the put is exercised, the Fund must fulfill its obligation to purchase the underlying investment at the exercise price. That price will usually exceed the market value of the investment at that time. In that case, the Fund may incur a loss if it sells the underlying investment. That loss will be equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs the Fund incurred.

      When writing a put option on a security, to secure its obligation to pay for the underlying security the Fund will deposit in escrow liquid assets with a value equal to or greater than the exercise price of the underlying securities. The Fund therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets.

      As long as the Fund's obligation as the put writer continues, it may be assigned an exercise notice by the broker-dealer through which the put was sold. That notice will require the Fund to take delivery of the underlying security and pay the exercise price. The Fund has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. That obligation terminates upon expiration of the put. It may also terminate if, before it receives an exercise notice, the Fund effects a closing purchase transaction by purchasing a put of the same series as it sold. Once the Fund has been assigned an exercise notice, it cannot effect a closing purchase transaction.

      The Fund may decide to effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent the underlying security from being put. Effecting a closing purchase transaction will also permit the Fund to write another put option on the security, or to sell the security and use the proceeds from the sale for other investments. The Fund will realize a profit or loss from a closing purchase transaction depending on whether the cost of the transaction is less or more than the premium received from writing the put option. Any profits from writing puts are considered short-term capital gains for Federal tax purposes, and when distributed by the Fund, are taxable as ordinary income.

        |_| Purchasing Calls and Puts. The Fund can buy calls on securities, broadly-based municipal bond indices, municipal bond index futures and interest rate futures. It can also buy calls to close out a call it has written, as discussed above. Calls the Fund buys must be listed on a securities or commodities exchange, or quoted on NASDAQ, or traded in the over-the-counter market. A call or put option may not be purchased if the purchase would cause the value of all the Fund's put and call options to exceed 5% of its total assets.

      When the Fund purchases a call (other than in a closing purchase transaction), it pays a premium. For calls on securities that the Fund buys, it has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. The Fund benefits only if (1) the call is sold at a profit or (2) the call is exercised when the market price of the underlying investment is above the sum of the exercise price plus the transaction costs and premium paid for the call. If the call is not either exercised or sold (whether or not at a profit), it will become worthless at its expiration date. In that case the Fund will lose its premium payment and the right to purchase the underlying investment.

      The Fund may buy puts on debt securities, municipal bond indices, and interest rate or municipal bond index futures, whether or not it owns the underlying investment. When the Fund purchases a put, it pays a premium and, except as to puts on indices, has the right to sell the underlying investment to a seller of a put on a corresponding investment during the put period at a fixed exercise price. Puts on municipal bond indices are settled in cash.

      Buying a put on an investment the Fund does not own (such as an index or future) permits the Fund either to resell the put or to buy the underlying investment and sell it at the exercise price. The resale price will vary inversely to the price of the underlying investment. If the market price of the underlying investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date.

      Buying a put on a debt security, interest rate future or municipal bond index future the Fund owns enables the Fund to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to sell the underlying investment. However, the Fund may sell the put prior to its expiration. That sale may or may not be at a profit

        |_| Risks of Hedging with Options and Futures. The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's returns.

      The Fund's option activities could affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Fund may cause the Fund to sell related portfolio securities, thus increasing its turnover rate. The exercise by the Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover. Although the decision whether to exercise a put it holds is within the Fund's control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put.

      The Fund could pay a brokerage commission each time it buys a call or put, sells a call, or buys or sells an underlying investment in connection with the exercise of a call or put. Such commissions might be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments. Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investment.

      If a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

      There is a risk in using short hedging by selling interest rate futures and municipal bond index futures or purchasing puts on municipal bond indices or futures to attempt to protect against declines in the value of the Fund's securities. The risk is that the prices of such futures or the applicable index will correlate imperfectly with the behavior of the cash (that is, market) prices of the Fund's securities. It is possible for example, that while the Fund has used hedging instruments in a short hedge, the market might advance and the value of debt securities held in the Fund's portfolio might decline. If that occurred, the Fund would lose money on the hedging instruments and also experience a decline in value of its debt securities. However, while this could occur over a brief period or to a very small degree, over time the value of a diversified portfolio of debt securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

      The risk of imperfect correlation increases as the composition of the Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of debt securities being hedged and movements in the price of the hedging instruments, the Fund might use hedging instruments in a greater dollar amount than the dollar amount of debt securities being hedged. It might do so if the historical volatility of the prices of the debt securities being hedged is greater than the historical volatility of the applicable index.

      The ordinary spreads between prices in the cash and futures markets are subject to distortions due to differences in the natures of those markets. All participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close out futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. From the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures markets may cause temporary price distortions.

      The Fund can use hedging instruments to establish a position in the municipal securities markets as a temporary substitute for the purchase of individual securities (long hedging). It is possible that the market might decline. If the Fund then concludes not to invest in such securities because of concerns that there might be further market decline or for other reasons, the Fund will realize a loss on the hedging instruments that is not offset by a reduction in the purchase price of the securities.

      An option position may be closed out only on a market that provides secondary trading for options of the same series. There is no assurance that a liquid secondary market will exist for a particular option. If the Fund could not effect a closing purchase transaction due to a lack of a market, it would have to hold the callable investment until the call lapsed or was exercised and could incur losses.

        |_| Interest Rate Swap Transactions. In an interest rate swap, the Fund and another party exchange their right to receive or their obligation to pay interest on a security. For example, they may swap a right to receive floating rate payments for fixed rate payments. The Fund enters into swaps only on securities it owns. The Fund may not enter into swaps with respect to more than 25% of its total assets. Also, the Fund will segregate liquid assets (such as cash or U.S. Government securities) to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed. Income from interest rate swaps may be taxable.

      Swap agreements entail both interest rate risk and credit risk. There is a risk that, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will have been greater than those received by it. Credit risk arises from the possibility that the counterparty will default. If the counterparty to an interest rate swap defaults, the Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received. The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis.

      The Fund can enter into swap transactions with appropriate counterparties pursuant to master netting agreements. A master netting agreement provides that all swaps done between the Fund and that counterparty under the master agreement shall be regarded as parts of an integral agreement. If on any date amounts are payable under one or more swap transactions, the net amount payable on that date shall be paid. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty can terminate the swaps with that party. Under master netting agreements, if there is a default resulting in a loss to one party, that party's damages are calculated by reference to the average cost of a replacement swap with respect to each swap. The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

        |_| Regulatory Aspects of Hedging Instruments. When using futures and options on futures, the Fund is required to operate within certain guidelines and restrictions established by the Commodity Futures Trading Commission (the "CFTC"). In particular, the Fund is exempted from registration with the CFTC as a "commodity pool operator" if the Fund complies with the requirements of Rule
4.5 adopted by the CFTC. That Rule does not limit the percentage of the Fund's assets that may be used for Futures margin and related options premiums for a bona fide hedging position. However, under the Rule the Fund must limit its aggregate initial futures margin and related options premiums to no more than 5% of the Fund's net assets for hedging strategies that are not considered bona fide hedging strategies under the Rule. Under the Rule, the Fund also must use short futures and options on futures positions solely for bona fide hedging purposes within the meaning and intent of the applicable provisions of the Commodity Exchange Act.

      Transactions in options by the Fund are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. Those limits apply regardless of whether the options were written or purchased on the same or different exchanges, or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of options that the Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same adviser as the Fund (or an adviser that is an affiliate of the Fund's adviser). The exchanges also impose position limits on futures transactions. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

      Under the Investment Company Act, when the Fund purchases an interest rate future or municipal bond index future, it must maintain cash or readily marketable short-term debt instruments in an amount equal to the market value of the investments underlying the future, less the margin deposit applicable to it.

      |X|   Temporary  Defensive  Investments.  The  securities  the  Fund can invest in for temporary defensive purposes include the following:
      |_|   short-term municipal securities;
     |_| obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities;
     |_| corporate debt securities rated within the three highest grades by a nationally recognized rating agency;
      |_| commercial paper rated "A-1" by S&P, or a comparable rating by another nationally recognized rating agency; and
      |_| certificates of deposit of domestic banks with assets of $1 billion or more.

      |X| Taxable Investments. While the Fund can invest up to 20% of its total assets in investments that generate income subject to income taxes, it does not anticipate investing substantial amounts of its assets in taxable investments under normal market conditions or as part of its normal trading strategies and policies. To the extent it invests in taxable securities, the Fund would not be able to meet its objective of providing tax exempt income to its shareholders. Taxable investments include, for example, hedging instruments, repurchase agreements, and some of the types of securities the Fund could buy for temporary defensive purposes.

Investment Restrictions

      |X| What Are "Fundamental Policies?" Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities. Under the Investment Company Act, such a "majority" vote is defined as the vote of the holders of the lesser of:
 |_| 67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
 |_|  more than 50% of the outstanding shares.

      The Fund's investment objective is a fundamental policy. Other policies described in the Prospectus or this Statement of Additional Information are "fundamental" only if they are identified as such. The Fund's Board of Trustees can change non-fundamental policies without shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this Statement of Additional Information, as appropriate. The Fund's most significant investment policies are described in the Prospectus.

      |_| The Fund cannot invest in real estate. However, the Fund can invest in municipal securities or other permissible securities or instruments secured by real estate or interests in real estate.

      |_| The Fund cannot invest in interests in oil, gas, or other mineral exploration or development programs.

      |_| The Fund cannot purchase securities, or other instruments, on margin. However, the Fund can invest in options, futures, options on futures and similar instruments and may make margin deposits and payments in connection with those investments.

      |_|   The Fund cannot make short sales of securities.

      |_| The Fund cannot underwrite securities. A permitted exception is in the case it is deemed to be an underwriter under the Securities Act of 1933 when reselling securities held in its portfolio.

      |_| The Fund cannot invest in securities of other investment companies, except if they are acquired as part of a merger, consolidation or other acquisition.

      |_| The Fund cannot borrow money, except from banks for temporary purposes in amounts not in excess of 5% of the value of the Fund's assets. No assets of the Fund may be pledged, mortgaged or hypothecated except to secure a borrowing, and in that case no more than 10% of the Fund's total assets may be pledged, mortgaged or hypothecated. Borrowings may not be made for leverage, but only for liquidity purposes to satisfy redemption requests when the liquidation of portfolio securities is considered inconvenient or disadvantageous. However, the Fund can enter into when-issued and delayed-delivery transactions as described in this Statement of Additional Information.

      |_| The Fund cannot make loans. However, the Fund can purchase or hold debt obligations, repurchase agreements and other instruments and securities it is permitted to own and may lend its portfolio securities and other investments it owns.

      |_| With respect to 75% of its total assets, the Fund cannot buy securities issued or guaranteed by any one issuer (except the U.S. Government or any of its agencies or instrumentalities) if more than 5% of the Fund's total assets would be invested in securities of that issuer or the Fund would then own more than 10% of that issuer's voting securities.

      |_| The Fund cannot invest more than 25% of its total assets in a single industry. As an operating policy, the Fund applies this restriction to 25% or more of its total assets. However, the Fund can invest more than 25% of its assets in a particular segment of the municipal bond market, but it will not invest more than 25% of its total assets in industrial development bonds in a single industry.

      |_| The Fund cannot make investments for the purpose of exercising control of management.

      |_| The Fund cannot purchase securities of any issuer if, officers, trustees and directors of the Fund or the Manager individually beneficially own more than .5% of the securities of that issuer and together own beneficially more than 5% of the outstanding securities of that issuer.

      |_| The Fund cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of the Fund are designated as segregated or margin collateral or escrow arrangements are established to cover the related obligations. Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

     The Fund will not purchase or retain securiites if, as a result, the Fund would have more than 5% of its total assets invested in securities of private issuers haveing a record of less than three years' continuous operation, or in industrial development bonds if the private entity on whose credit the security is based, directly or indirectly, is less than three years old, unless the security is rated by a nationally-recognized rating service. In each case, that period may include the operation of predecessor companies or enterprises. Additionally, the Fund willnot invest in common stock or any warrants related to common stocks. These operating policies are not fundamental policies.

      Unless the Prospectus or Statement of Additional Information states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment. In that case the Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

Diversification. The Fund intends to be "diversified" as defined in the Investment Company Act and to satisfy the restrictions against investing too much of its assets in any "issuer" as set forth in the restrictions above. In implementing this policy, the identification of the issuer of a municipal security depends on the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating it and the security is backed only by the assets and revenues of the subdivision, agency, authority or instrumentality, the latter would be deemed to be the sole issuer. Similarly, if an industrial development bond is backed only by the assets and revenues of the non-governmental user, then that user would be deemed to be the sole issuer. However, if in either case the creating government or some other entity guarantees a security, the guarantee would be considered a separate security and would be treated as an issue of such government or other entity.

Applying the Restriction Against Concentration. To implement its policy not to concentrate its investments, the Fund has adopted the industry classifications set forth in Appendix B to this Statement of Additional Information. Those industry classifications are not a fundamental policy.

      In implementing the Fund's policy not to concentrate its investments, the Manager will consider a non-governmental user of facilities financed by industrial development bonds as being in a particular industry. That is done even though the bonds are municipal securities, as to which the Fund has no concentration limitation. Although this application of the concentration restriction is not a fundamental policy of the Fund, it will not be changed without shareholder approval.

How the Fund Is Managed

Organization and History. The Fund is one of two diversified investment portfolios or "series" of Oppenheimer Municipal Fund, an open-end, diversified management investment company organized as a Massachusetts business trust in 1986, with an unlimited number of authorized shares of beneficial interest.

      Oppenheimer Municipal Fund (and therefore, the Fund, as one of its series) is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager. Although the Fund will not normally hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters. Shareholders of Oppenheimer Municipal Fund have the right to call a meeting to remove a Trustee or to take other action described in the Declaration of Trust.

      |X| Classes of Shares. The Board of Trustees has the power, without shareholder approval, to divide unissued shares of the Fund into two or more classes. The Board has done so, and the Fund currently has three classes of shares, Class A, Class B and Class C. All classes invest in the same investment
portfolio.  Shares  are  freely  transferable.   Each  share  has  one  vote  at
shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders. Each class of shares:
      |_|               has its own dividends and distributions,
      |_|                 pays certain  expenses  which may be  different  for
   the different classes,
      |_|                 may have a different net asset value,
      |_|                 may have separate  voting rights on matters in which
         the interests of one class are different from the interests of another class, and
      |_|                 votes as a class on matters  that  affect that class
alone.

      |X| Meetings of Shareholders. As a series of a Massachusetts business trust, the Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders. The Fund will hold meetings when required to do so by the Investment Company Act or other applicable law. It will also do so when a shareholder meeting is called by the Trustees or upon proper request of the shareholders.

      Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of Oppenheimer Municipal Fund, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of the outstanding shares of Oppenheimer Municipal Fund. If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the shareholder lists of a series of Oppenheimer Municipal Fund available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of a series of Oppenheimer Municipal Fund valued at $25,000 or more or constituting at least 1% of the outstanding shares of Oppenheimer Municipal Fund, whichever is less. The Trustees may also take other action as permitted by the Investment Company Act.

      |X| Shareholder and Trustee Liability. The Declaration of Trust contains an express disclaimer of shareholder or Trustee liability for the Fund's obligations. It also provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for its obligations. The Declaration of Trust also states that upon request, the Fund shall assume the defense of any claim made against a shareholder for any act or obligation of the Fund and shall satisfy any judgment on that claim. Massachusetts law permits a shareholder of a business trust to be held personally liable as a "partner" under certain circumstances. However, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of the Fund is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations.

      The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under the Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund. The contracts further state that the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Trustees and Officers of the Fund. The Fund's Trustees and officers and their principal occupations and business affiliations during the past five years are listed below. Trustees denoted with an asterisk (*) below are deemed to be "interested persons" of the Fund under the Investment Company Act. All of the Trustees are also trustee, directors or managing general partners of the following Denver-based Oppenheimer funds2:

Oppenheimer Cash Reserves             Oppenheimer Total Return Fund, Inc.
Oppenheimer Champion Income Fund      Oppenheimer Variable Account Funds
Oppenheimer Equity Income Fund        Panorama Series Fund, Inc.
Oppenheimer High Yield Fund           Centennial America Fund, L. P.
Oppenheimer International Bond Fund   Centennial California Tax Exempt Trust
Oppenheimer Integrity Funds           Centennial Government Trust
Oppenheimer  Limited-Term  Government Centennial Money Market Trust
Fund
Oppenheimer Main Street Funds, Inc.   Centennial New York Tax Exempt Trust
Oppenheimer Municipal Fund            Centennial Tax Exempt Trust
Oppenheimer Real Asset Fund           The New York Tax-Exempt Income Fund, Inc.
Oppenheimer Strategic Income Fund

      Ms. Macaskill and Messrs. Swain, Bishop, Bowen, Donohue, Farrar and Zack, who are officers of the Fund, respectively hold the same offices with the other Denver-based Oppenheimer funds. As of January 4, 1999, the Trustees and officers of the Fund as a group owned less than 1% of the outstanding shares of the Fund. The foregoing statement does not reflect shares held of record by an employee benefit plan for employees of the Manager other than shares beneficially owned under that plan by the officers of the Fund listed below. Ms. Macaskill and Mr. Donohue are trustees of that plan.

1Ms. Macaskill and Mr. Bowen are not Trustees or Directors of Oppenheimer Integrity Funds, Oppenheimer Strategic Income Fund, Panorama Series Fund, Inc. or Oppenheimer Variable Account Funds. Mr. Fossel and Mr. Bowen are not Trustees of Centennial New York Tax Exempt Trust or Managing General Partners of Centennial America Fund, L.P.

Robert G. Avis*, Trustee; Age 67
One North Jefferson Ave., St. Louis, Missouri 63103
Vice Chairman of A.G. Edwards & Sons, Inc. (a broker-dealer) and A.G. Edwards, Inc. (its parent holding company); Chairman of A.G.E. Asset Management and A.G. Edwards Trust Company (its affiliated investment adviser and trust company, respectively).

William A. Baker, Trustee; Age:84
197 Desert Lakes Drive, Palm Springs, California 92264
Management Consultant.

George C. Bowen*, Vice President, Treasurer, Assistant Secretary and Trustee; Age 62
6803 South Tucson Way, Englewood, Colorado 80112
Senior Vice President (since September 1987) and Treasurer (since March 1985) of the Manager; Vice President (since June 1983) and Treasurer (since March 1985) of the Distributor; Vice President (since October 1989) and Treasurer (since April 1986) of HarbourView; Senior Vice President (since February 1992), Treasurer (since July 1991) and a director (since December 1991) of Centennial; President, Treasurer and a director of Centennial Capital Corporation (since June 1989); Vice President and Treasurer (since August 1978) and Secretary (since April 1981) of SSI; Vice President, Treasurer and Secretary of SFSI (since November 1989); Assistant Treasurer of OAC (since March 1998); Treasurer of Oppenheimer Partnership Holdings, Inc. (since November 1989); Vice President and Treasurer of Oppenheimer Real Asset Management, Inc. (since July 1996); Chief Executive Officer, Treasurer; Treasurer of OFIL and Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds; formerly Treasurer of OAC (June 1990-March 1998).

Charles Conrad, Jr., Trustee; Age 68
1501 Quail Street, Newport, Beach, CA 92660
Chairman and CEO of Universal Space Lines, Inc. (a space services management company); formerly Vice President of McDonnell Douglas Space Systems Co., prior to which he was associated with the National Aeronautics and Space Administration.

Jon S. Fossel, Trustee; Age 56
P.O. Box 44, Mead Street, Waccabuc, New York 10597
Formerly Chairman and a director of the Manager, President and a director of Oppenheimer Acquisition Corp. ("OAC"), the Manager's parent holding company, and Shareholder Services, Inc. ("SSI") and Shareholder Financial Services, Inc. ("SFSI"), transfer agent subsidiaries of the Manager.

Sam Freedman, Trustee; Age 58
4975 Lakeshore Drive, Littleton, Colorado 80123
Formerly Chairman and Chief Executive Officer of OppenheimerFunds Services, Chairman, Chief Executive Officer and a director of SSI, Chairman, Chief Executive and Officer and director of SFSI, Vice President and director of OAC and a director of OppenheimerFunds, Inc.

Raymond J. Kalinowski, Trustee; Age 69
44 Portland Drive, St. Louis, Missouri 63131
Director of Wave Technologies International, Inc. (a computer products training company), self-employed consultant (securities matters).

C. Howard Kast, Trustee; Age 77
2552 East Alameda, Denver, Colorado 80209
Formerly Managing Partner of Deloitte, Haskins & Sells (an accounting firm).

Robert M. Kirchner, Trustee; Age 77
7500 E. Arapahoe Road, Englewood, Colorado 80112
President of The Kirchner Company (management consultants).

Bridget A. Macaskill*, President and Trustee; Age 50
President (since June 1991), Chief Executive Officer (since September 1995) and a Director (since December 1994) of the Manager; President and director (since June 1991) of HarbourView; Chairman and a director of SSI (since August 1994), and SFSI (September 1995); President (since September 1995) and a director
(since October 1990) of OAC; President (since September 1995) and a director (since November 1989) of Oppenheimer Partnership Holdings, Inc., a holding company subsidiary of the Manager; a director of Oppenheimer Real Asset Management, Inc. (since July 1996); President and a director (since October
1997) of OppenheimerFunds International Ltd., an offshore fund manager subsidiary of the Manager ("OFIL"); Chairman, President and a director of Oppenheimer Millennium Funds plc (since October 1997); President and a director of other Oppenheimer funds; Member, Board of Governors, NASD, Inc.; a director of Hillsdown Holdings plc (a U.K. food company); formerly a director of NASDAQ Stock Market, Inc.

Ned M. Steel, Trustee; Age 83
3416 South Race Street, Englewood, Colorado 80110
Chartered Property and Casualty Underwriter; a director of Visiting Nurse Corporation of Colorado.

James C. Swain*,  Chairman,  Chief  Executive  Officer and Trustee;  Age 65
6803 South Tucson Way, Englewood,  Colorado 80112
Vice Chairman of the Manager (since September 1988); formerly President and a director of Centennial Asset Management Corporation, an investment adviser subsidiary of the Manager ("Centennial"), and Chairman of the Board of SSI.

Caryn Halbrecht, Vice President and Portfolio Manager; Age 42
Vice President of the Manager (since March 1994); an officer of other Oppenheimer funds.

Andrew J. Donohue, Vice President and Secretary; Age 48
Executive Vice President  (since January 1993),  General  Counsel (since October
1991) and a Director (since September 1995) of the Manager; Executive Vice President and General Counsel (since September 1993) and a director (since January 1992) of the Distributor; Executive Vice President, General Counsel and a director of HarbourView, SSI, SFSI and Oppenheimer Partnership Holdings, Inc. (since September 1995) and a director of Centennial (since September 1995); President, General Counsel and a director of Oppenheimer Real Asset Management, Inc. (since July 1996); General Counsel (since May 1996) and Secretary (since April 1997) of OAC; Vice President and a director of OFIL and Oppenheimer
Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.

Robert J. Bishop, Assistant Treasurer; Age 40
6803 South Tucson Way, Englewood, Colorado 80112
Vice President of the Manager/Mutual Fund Accounting (since May 1996); an officer of other Oppenheimer funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994-May 1996), and a Fund
Controller for the Manager.

Scott T. Farrar, Assistant Treasurer; Age 33
6803 South Tucson Way, Englewood, Colorado 80112
Vice President of the Manager/Mutual Fund Accounting (since May 1996); Assistant Treasurer of Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994-May 1996), and a Fund Controller for the Manager.

Robert G. Zack, Assistant Secretary; Age 50
Senior Vice President (since May 1985) and Associate  General Counsel (since May
1981) of the  Manager,  Assistant  Secretary  of SSI (since May 1985),  and SFSI
(since November 1989); Assistant Secretary of OFIL and Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.

*Trustee who is an "interest person" of the Fund and the Manager.

      |X| Remuneration of Trustees. The officers of the Fund and three Trustees of the Fund (Ms. Macaskill and Messrs. Bowen and Swain) are affiliated with the Manager and receive no salary or fee from the Fund. The remaining Trustees of the Fund received the compensation shown below. The compensation from the Fund was paid during its fiscal year ended September 30, 1998. The compensation from all of the Denver-based Oppenheimer funds includes the compensation from the Fund and represents compensation received as a director, trustee, managing general partner or member of a committee of the Board during the calendar year 1998.

  -----------------------------------------------------------------------------
                               Aggregate         Total Compensation
  Trustee's Name               Compensation      from all Denver-Based
  and Other Positions          from Fund         Oppenheimer Funds1
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------

  Robert G. Avis               $428              $67,998.00

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   William A. Baker            $460              $69,998.00

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   Charles Conrad, Jr.         $442              $67,998.00

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   John S. Fossel             $425              $67,496.04

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  Sam Freedman                $462              $73,998.00
  Audit and Review
  Committee Member

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  Raymond J. Kalinowski       $470              $73,998.00
  Audit and Review
  Committee Member

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  C. Howard Kast               $491              $76,998.00
  Audit and Review
  Committee Chairman

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  Robert M. Kirchner           $442              $67,998.00

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  Ned M. Steel                 $428              $67,998.00

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(2)   For the 1998 calendar year.

      |X| Deferred Compensation Plan for Trustees. The Board of Trustees has adopted a Deferred Compensation Plan for disinterested trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan will be determined based upon the performance of the selected funds.

      Deferral of Trustees' fees under the plan will not materially affect the Fund's assets, liabilities or net income per share. The plan will not obligate the Fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the Securities and Exchange Commission, the Fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee's deferred fee account.

      |X| Major Shareholders. As of January 4, 1999, the only persons who owned of record or who were known by the Fund to own beneficially 5% or more of the Fund's outstanding shares were:

 Merrill Lynch Pierce Fenner & Smith Inc. (which advised the Fund that such shares were held beneficially for its customers) 4800 Deer Lake Drive East, Floor 3, Jacksonville, Florida 32246, which owned 101,068.085 Class B shares (approximately 6.32% of the Class B shares then outstanding)and 69,127.099 Class C shares (approximately 22.11% of the Class C shares then outstanding).

      Margie H. Madak Trustee V/A 8/22/91 FBO
      Margie H. Madak, 8619 W. Sunnyside Avenue, Chicago, IL 60656, who owned 28,611.084 Class C shares (approximately 9.15% of the Class C shares then outstanding).

The Manager. The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company. The Manager and the Fund have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Compliance with the Code of Ethics is carefully monitored and strictly enforced by the Manager.

      |X| The Investment Advisory Agreement. The Manager provides investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The Manager selects securities for the Fund's portfolio and handles its day-to day business. The portfolio manager of the Fund is employed by the Manager and is the person who is principally responsible for the day-to-day management of the Fund's investment portfolio. Other members of the Manager's Fixed-Income Portfolio Team provide the portfolio manager with research and counsel in managing the Fund's investments. The agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective corporate administration for the Fund. Those responsibilities include the compilation and maintenance of records with respect to the Fund's operations, the preparation and filing of specified reports, and the composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

      The Fund pays expenses not expressly assumed by the Manager under the advisory agreement. The advisory agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, fees to disinterested Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs, brokerage commissions, and non-recurring expenses, including litigation costs. The management fees paid by the Fund to the Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the Fund as a whole. The fees are allocated to each class of shares based upon the relative proportion of the Fund's net assets represented by that class. The management fees paid by the Fund to the Manager during its last three fiscal years are listed below.

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       Fiscal Year Ending 9/30       Management Fee Paid to OppenheimerFunds,
                                                       Inc.
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                 1996                                $435,183

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                 1997                                $471,703

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                 1998                                $545,563

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      The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties, or reckless disregard for its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss sustained by reason of any investment of the Fund assets made with due care and in good faith.

      The agreement permits the Manager to act as investment adviser for any other person, firm or corporation. The Manager uses the name "Oppenheimer" in connection with other investment companies for which it or an affiliate is the investment adviser or general distributor. If the Manager shall no longer act as investment adviser to the Fund, the Manager can withdraw its permission to the Fund (and to Oppenheimer Municipal Fund) to use the name "Oppenheimer" as part of its name.

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the investment advisory agreement is to buy and sell portfolio securities for the Fund. The investment advisory agreement allows the Manager to use broker-dealers to effect the Fund's portfolio transactions. Under the agreement, the Manager may employ those broker-dealers (including "affiliated" brokers, as that term is defined in the Investment Company Act) that, in the Manager's best judgment based on all relevant factors, will implement the Fund's policy to obtain, at reasonable expense, the "best execution" of portfolio transactions. "Best execution" refers to prompt and reliable execution at the most favorable price obtainable. The Manager need not seek competitive commission bidding. However, the Manager is expected to minimize the commissions paid to the extent consistent with the interest and policies of the Fund as established by its Board of Trustees.

      Under the investment advisory agreement, the Manager may select brokers that provide brokerage and/or research services for the Fund and/or the other accounts over which the Manager or its affiliates have investment discretion. The commissions paid to such brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided. Subject to those other considerations, as a factor in selecting brokers for the Fund's portfolio transactions, the Manager may also consider sales of shares of the Fund and other investment companies managed by the Manager or its affiliates.

Brokerage Practices Followed by the Manager. The Manager allocates brokerage for the Fund subject to the provisions of the investment advisory agreement and the procedures and rules described above. Generally the Manager's portfolio traders allocate brokerage upon recommendations from the Manager's portfolio managers. In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the Manager's executive officers supervise the allocation of brokerage.

      Most securities purchases made by the Fund are in principal transactions at net prices. The Fund usually deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf unless the Manager determines that a better price or execution may be obtained by using the services of a broker. Therefore, the Fund does not incur substantial brokerage costs. Portfolio securities purchased from underwriters include a commission or concession paid by the issuer to the underwriter in the price of the security. Portfolio securities purchased from dealers include a spread between the bid and asked price.

      The Fund seeks to obtain prompt execution of orders at the most favorable net prices. In an option transaction, the Fund ordinarily uses the same broker for the purchase or sale of the option and any transaction in the investment to which the option relates. Other funds advised by the Manager have investment objectives and policies similar to those of the Fund. Those other funds may purchase or sell the same securities as the Fund at the same time as the Fund, which could affect the supply and price of the securities. When possible, the Manager tries to combine concurrent orders to purchase or sell the same security by more than one of the accounts managed by the Manager or its affiliates. The transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

      The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates. Investment research received by the Manager for the commissions paid by those other accounts may be useful both to the Fund and one or more of the Manager's other accounts. Investment research services may be supplied to the Manager by a third party at the instance of a broker through which trades are placed. Investment research services include information and analyses on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

      The Board of Trustees permits the Manager to use stated commissions on secondary fixed-income agency trades to obtain research if the broker represents to the Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction. The Board of Trustees has permits the Manager to use concessions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions.

      The research services provided by brokers broaden the scope and supplement the research activities of the Manager. That research provides additional views and comparisons for consideration and helps the Manager to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase. The Manager provides information to the Board of the Fund about the commissions paid to brokers furnishing research services, together with the Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

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     Fiscal Year Ended 9/30     Total Brokerage Commissions Paid by the Fund1
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              1996                                   None
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              1997                                   None
 ------------------------------------------------------------------------------
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              1998                                 $73,0592
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3. Amounts do not include spreads or concessions on principal amounts on a net trade basis.
4. In the fiscal year ended 9/30/98, no transactions directed to brokers for research services.

Distribution and Service Plans

The Distributor. Under its General Distributor's Agreement with the Fund, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund. The Distributor is not obligated to sell a specific number of shares. Expenses normally attributable to sales are borne by the Distributor.

      The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is discussed in the table below:

 ------------------------------------------------------------------------------
          Aggregate     Class A      Commissions    Commissions  Commissions
 Fiscal   Front-End     Front-End    on Class A     on Class B   on Class C
 Year     Sales         Sales        Shares         Shares       Shares
 Ended    Charges       Charges      Advanced by    Advanced by  Advanced by
 9/30:    on Class A    Retained by  Distributor1   Distributor1 Distributor1
          Shares        Distributor
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

   1996     $180,294      $41,099       $15,558       $164,506      $ 8,276
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

   1997     $164,201      $35,272       $ 5,001       $222,466      $18,115
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

   1998     $197,201      $47,360       $ 1,663       $350,427      $27,494
 ------------------------------------------------------------------------------
(1)The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

  ----------------------------------------------------------------------------
  Fiscal     Class A Contingent   Class B Contingent    Class C Contingent
  Year       Deferred Sales       Deferred Sales        Deferred Sales
  Ended      Charges Retained by  Charges Retained by   Charges Retained by
  9/30:      Distributor          Distributor           Distributor
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     1998           $7,304               $80,736               $1,564
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Distribution and Service Plans. The Fund has adopted a Service Plan for its Class A shares and Distribution and Service Plans for its Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans, the Fund makes payments to the Distributor in connection with the distribution and/or servicing of the shares of the particular class.

      Each plan has been approved by a vote of the Board of Trustees of the Fund, including a majority of the Independent Trustees,o cast in person at a meeting called for the purpose of voting on that plan. Each plan has also been approved by a vote of the holders of a "majority" (as defined in the Investment Company Act) of the shares of each class. The Manager cast the vote to approve the Class C plan as the sole initial holder of Class C shares.

o In accordance with Rule 12b-1 of the Investment Company Act, the term "Independent Trustees" in this Statement of Additional Information refers to those Trustees who are not "interested persons" of the Fund or its parent trust and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.

      Under the plans the Manager and the Distributor, in their sole discretion, from time to time may use their own resources (at no direct cost to the Fund) to make payments to brokers, dealers or other financial institutions for distribution and administrative services they perform. The Manager may use profits from the advisory fee it receives from the Fund. The Distributor and the Manager may, in their sole discretion, increase or decrease the amount of payments they make to plan recipients from their own resources.

      Unless a plan is terminated as described below, the plan continues in effect from year to year, but only if the Fund's Board of Trustees and its Independent Trustees specifically vote annually to approve its continuance. Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

      The Board and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under the plan must be approved by shareholders of the class affected by the amendment. Because Class B shares automatically convert into Class A shares after six years, the Fund must obtain the approval of both Class A and Class B shareholders for an amendment to the Class A plan that would materially increase the amount to be paid under that plan. That approval must be by a "majority" (as defined in the Investment Company Act) of the shares of each class, voting separately by Class.

      While the plans are in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Fund's Board of Trustees at least quarterly for its review. The reports shall detail the amount of all payments made under a plan and the purpose for which the payments were made. The report on the Class B and Class C plans shall also include the Distributor's distribution costs for the quarter, and any costs for previous fiscal periods that have been carried forward. Those reports are subject to the review and approval of the Independent Trustees in the exercise of their fiduciary duty.

      Each plan states that while it is in effect, the selection or replacement and nomination of those Trustees of the Fund who are not "interested persons" of the Fund is committed to the discretion of the Independent Trustees. This provision does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

      Under the plan for a class, no payment will be made to any recipient in any quarter in which the aggregate net asset value of all Fund shares held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Fund's Independent Trustees. The Board of Trustees has set the fees at the maximum rate allowed under the plans and has set no minimum asset amount needed to qualify for payments.

      |X| Class A Service Plan. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (they are referred to as "recipients") for personal services and account maintenance services they provide for their customers who hold Class A shares. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the Fund or the Distributor. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets of Class A shares held in accounts of the service provider or their customers.

      For the fiscal year ended September 30, 1998, payments under the Plan for Class A shares totaled $231,419, all of which was paid by the Distributor to recipients. That included $11,269 paid to an affiliate of the Distributor. Any unreimbursed expenses the Distributor incurs with respect to Class A shares for any fiscal year may not be recovered in subsequent years. The Distributor may not use payments received under the Class A plan to pay any of its interest expenses, carrying charges, other financial costs, or allocation of overhead.

      |X| Class B and Class C Service and Distribution Plans. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plans during that period. The Class B and Class C plans permit the Distributor to retain both the asset-based sales charges and the service fee on shares or to pay recipients the service fee on a quarterly basis, without payment in advance. The types of services that recipients provide are similar to the services provided under the Class A plan, described above.

      The Distributor presently intends to pay recipients the service fee on Class B and Class C shares in advance for the first year the shares are outstanding. After the first year shares are outstanding, the Distributor makes payments quarterly on those shares. The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for an advance service fee payment. If Class B or Class C shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment made on those shares.

      The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. It pays the asset-based sales charge as an ongoing commission to the dealer on Class C shares outstanding for a year or more. If a dealer has a special agreement with the Distributor, the Distributor will pay the Class B and/or Class C service fees and the asset-based sales charge to the dealer quarterly in lieu of paying the sales commission and service fee in advance at the time of purchase.

      The asset-based sales charge on Class B and Class C shares allows investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares. The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from contingent deferred sales charges collected on redeemed shares and from the Fund under the plans. The Fund pays the asset-based sales charge to the Distributor for its services rendered in distributing Class B and Class C shares. The payments are made to the Distributor in recognition that the Distributor:
      |_|pays sales  commissions  to authorized  brokers and dealers at the time of sale and pays service fees as described in the Prospectus,
      |_|may  finance  payment of sales  commissions  and/or the  advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate,
      |_|   employs personnel to support distribution of shares, and
      |_|   bears the costs of sales literature,  advertising and prospectuses
         (other than those furnished to current shareholders) and state "blue sky" registration fees and certain other distribution expenses.

      Payments made under the Class B plan for the fiscal year ended September 30, 1998, totaled $237,967 (including $2,503 paid to an affiliate of the Distributor). The Distributor retained $197,544 of the total paid. Payments made under the Class C Plan for the fiscal year ended September 30, 1998 totaled $36,548 (including $134 paid to an affiliate by the Distributor). The Distributor retained $25,438 of the total paid. At September 30, 1998, the Distributor had incurred unreimbursed expenses under the Class B plan in the amount of $875,951 (equal to 3.20% of the Fund's net assets represented by Class B shares on that date). At September 30, 1998, the Distributor had incurred unreimbursed expenses under the Class C plan of $67,456 (equal to 1.37% of the Fund's net assets represented by Class C shares on that date). If either plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor to compensate it for its expenses incurred for distributing shares before the plan was terminated.

      All payments under the Class B and Class C plans are subject to the limitations imposed by the Conduct Rules of the National Association of Securities Dealers, Inc. on payments of asset-based sales charges and service fees to NASD members.

Performance of the Fund

Explanation of Performance Terminology. The Fund uses a variety of terms to illustrate its performance. These terms include "standardized yield,"
"tax-equivalent yield," "dividend yield," "average annual total return," "cumulative total return," "average annual total return at net asset value" and "total return at net asset value." An explanation of how yields and total returns are calculated is set forth below. The charts below show the Fund's performance as of its most recent fiscal year end. You can obtain current performance information by calling the Fund's Transfer Agent at 1-800-525-7048 or by visiting the OppenheimerFunds Internet web site at http://www.oppenheimerfunds.com.

      The Fund's illustrations of its performance data in advertisements must comply with rules of the Securities and Exchange Commission. Those rules describe the types of performance data that may be used and how it is to be calculated. In general, any advertisement by the Fund of its performance data must include the average annual total returns for the advertised class of shares of the Fund. Those returns must be shown for the 1, 5 and 10-year periods (or the life of the class, if less) ending as of the most recently ended calendar quarter prior to the publication of the advertisement (or its submission for publication). Certain types of yields may also be shown, provided that they are accompanied by standardized average annual total returns.

      Use of standardized performance calculations enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the Fund's performance information as a basis for comparison with other investments:
      |_| Yields and total returns measure the performance of a hypothetical account in the Fund over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.
      |_|   The Fund's performance  returns do not reflect the effect of taxes on distributions.
      |_|   An  investment in the Fund is not insured by the FDIC or any other government agency.
      |_| The principal value of the Fund's shares, and its yields and total returns are not guaranteed and normally will fluctuate on a daily basis.
      |_| When an investor's shares are redeemed, they may be worth more or less than their original cost.
      |_| Yields and total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future yields or returns.

      The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different. That is because of the different kinds of expenses each class bears. The yields and total returns of each class of shares of the Fund are affected by market conditions, the quality of the Fund's investments, the maturity of those investments, the types of investments the Fund holds, and its operating expenses that are allocated to the particular class.

      |X| Yields. The Fund uses a variety of different yields to illustrate its current returns. Each class of shares calculates its yield separately because of the different expenses that affect each class.

        |_| Standardized Yield. The "standardized yield" (sometimes referred to just as "yield") is shown for a class of shares for a stated 30-day period. It is not based on actual distributions paid by the Fund to shareholders in the 30-day period, but is a hypothetical yield based upon the net investment income from the Fund's portfolio investments for that period. It may therefore differ from the "dividend yield" for the same class of shares, described below.

      Standardized yield is calculated using the following formula set forth in rules adopted by the Securities and Exchange Commission, designed to assure uniformity in the way that all funds calculate their yields:

------------------------------------------------------------------------------
                                             a-b       6
                   Standardized Yield = 2 ((------ + 1) - 1)
                                              cd

------------------------------------------------------------------------------
      The symbols above represent the following factors:

      a = dividends and interest earned during the 30-day period.

      b = expenses accrued for the period (net of any expense assumptions).

      c = the average daily number of shares of that class outstanding during the 30-day period that were entitled to receive dividends.

      d = the maximum offering price per share of that class on the last day of the period, adjusted for undistributed net investment income.

      The standardized yield for a particular 30-day period may differ from the yield for other periods. The SEC formula assumes that the standardized yield for a 30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period. Additionally, because each class of shares is subject to different expenses, it is likely that the standardized yields of the Fund's classes of shares will differ for any 30-day period.

        |_| Dividend Yield. The Fund may quote a "dividend yield" for each class of its shares. Dividend yield is based on the dividends paid on a class of shares during the actual dividend period. To calculate dividend yield, the dividends of a class declared during a stated period are added together, and the sum is multiplied by 12 (to annualize the yield) and divided by the maximum offering price on the last day of the dividend period. The formula is shown below:

Dividend Yield =              Dividends paid x 12
                  ---------------------------------------------
                      Maximum Offering Price (payment date)


     The maximum offering price for Class A shares includes the current maximum initial sales charge. The maximum offering price for Class B and Class C shares is the net asset value per share, without considering the effect of contingent deferred sales charges. The Class A dividend yield may also be quoted without deducting the maximum initial sales charge.

        |_| Tax-Equivalent Yield. The "tax-equivalent yield" of a class of shares is the equivalent yield that would have to be earned on a taxable investment to achieve the after-tax results represented by the Fund's tax-equivalent yield. It adjusts the Fund's standardized yield, as calculated above, by a stated Federal tax rate. Using different tax rates to show different tax equivalent yields shows investors in different tax brackets the tax equivalent yield of the Fund based on their own tax bracket.

      The tax-equivalent yield is based on a 30-day period, and is computed by dividing the tax-exempt portion of the Fund's current yield (as calculated above) by one minus a stated income tax rate. The result is added to the portion (if any) of the Fund's current yield that is not tax-exempt.

      The tax-equivalent yield may be used to compare the tax effects of income derived from the Fund with income from taxable investments at the tax rates stated. Your tax bracket is determined by your Federal taxable income (the net amount subject to Federal income tax after deductions and exemptions). The tax-equivalent yield table assumes that the investor is taxed at the highest bracket, regardless of whether a switch to non-taxable investments would cause a lower bracket to apply.

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            The Fund's Yields for the 30-Day Periods Ended 9/30/98
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                                                        Tax-Equivalent Yield
              Standardized Yield     Dividend Yield       (39.6% Fed. Tax
                                                                        Bracket)
  Class of
  Shares
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             Without    After     Without    After     Without     After
             Sales      Sales     Sales      Sales     Sales       Sales
             Charge     Charge    Charge     Charge    Charge      Charge
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  Class A         4.19%     3.99%      4.35%     4.15%       6.94%      6.61%
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  Class B         3.44%       N/A      3.58%       N/A       5.70%        N/A
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  Class C         3.44%       N/A      3.59%       N/A       5.70%        N/A
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      |X| Total Return Information. There are different types of "total returns" to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. Because of differences in expenses for each class of shares, the total returns for each class are separately measured. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The Fund uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

            In calculating total returns for Class A shares, the current maximum sales charge of 4.75% (as a percentage of the offering price) is deducted from the initial investment ("P") (unless the return is shown without sales charge, as described below). For Class B shares, payment of the applicable contingent deferred sales charge is applied, depending on the period for which the return is shown: 5.0% in the first year, 4.0% in the second year, 3.0% in the third and fourth years, 2.0% in the fifth year, 1.0% in the sixth year and none thereafter. For Class C shares, the 1% contingent deferred sales charge is deducted for returns for the 1-year period.

        |_| Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n") to achieve an Ending Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:

------------------------------------------------------------------------------
                    ( ERV ) 1/n
                    (-----) -1 = Average Annual Total Return
                    (  P  )

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        |_| Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

------------------------------------------------------------------------------
                             ERV - P
                             ------- = Total Return
                                P

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        |_| Total Returns at Net Asset Value. From time to time the Fund may also quote a cumulative or an average annual total return "at net asset value" (without deducting sales charges) for Class A, Class B or Class C shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

 ------------------------------------------------------------------------------
            The Fund's Total Returns for the Periods Ended 9/30/98
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
              Cumulative               Average Annual Total Returns
            Total Returns
             (10 years or
            life of class)
 Class of
 Shares
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
                                                  5-Year           10-Year
                                 1-Year         (or life of      (or life of
                                                  class)           class)
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
           After   Without  After    Without After    Without  After    Without
           Sales   Sales    Sales    Sales   Sales    Sales    Sales    Sales
           Charge   Charge   Charge  Charge   Charge   Charge   Charge  Charge
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 Class A   108.52%  118.92%    3.83%   9.01%    4.77%    5.79%    7.63%  8.15%
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 Class B    34.25%   35.25%    3.18%   8.18%    4.66%    4.99%   5.60%* 5.74%*
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 Class C    25.74%   25.74%    7.18%   8.18%  7.70%**  7.70%**   N/A       N/A
 ------------------------------------------------------------------------------
    Inception of Class A:   11/11/86
   *Inception of Class B:    5/3/93
 **Inception of Class C:    8/29/95

Other Performance Comparisons. The Fund compares its performance annually to that of an appropriate broadly based market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer Agent at the addresses or telephone numbers shown on the cover of this Statement of Additional Information. The Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.

      |X| Lipper Rankings. From time to time the Fund may publish the ranking of the performance of its Class A, Class B or Class C shares by Lipper Analytical Services, Inc. ("Lipper"). Lipper is a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods based on categories relating to investment objectives. The performance of the Fund is ranked by Lipper against all other insured municipal debt funds. The
Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration. Lipper also publishes "peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

      |X| Morningstar Rankings. From time to time the Fund may publish the star ranking of the performance of its classes of shares by Morningstar, Inc., an independent mutual fund monitoring service. Morningstar ranks mutual funds in broad investment categories: domestic stock funds, international stock funds, taxable bond funds and municipal bond funds. The Fund is ranked among municipal bond funds.

      Morningstar star rankings are based on risk-adjusted total investment return. Investment return measures a fund's (or class's) one, three, five and ten-year average annual total returns (depending on the inception of the fund or class) in excess of 90-day U.S. Treasury bill returns after considering the fund's sales charges and expenses. Risk measures a fund's (or class's) performance below 90-day U.S. Treasury bill returns. Risk and investment return are combined to produce star rankings reflecting performance relative to the average fund in a fund's category. Five stars is the "highest" ranking (top 10% of funds in a category), four stars is "above average" (next 22.5%), three stars is "average" (next 35%), two stars is "below average" (next 22.5%) and one star is "lowest" (bottom 10%). The current star ranking is the fund's (or class's) 3-year ranking or its combined 3- and 5-year ranking (weighted 60%/40%
respectively), or its combined 3-, 5-, and 10-year ranking (weighted 40%, 30% and 30%, respectively), depending on the inception date of the fund (or class). Rankings are subject to change monthly.

      The Fund may also compare its performance to that of other funds in its Morningstar category. In addition to its star rankings, Morningstar also categorizes and compares a fund's 3-year performance based on Morningstar's classification of the fund's investments and investment style, rather than how a fund defines its investment objective. Morningstar's four broad categories (domestic equity, international equity, municipal bond and taxable bond) are each further subdivided into categories based on types of investments and investment styles. Those comparisons by Morningstar are based on the same risk and return measurements as its star rankings but do not consider the effect of sales charges.

      |X| Performance Rankings and Comparisons by Other Entities and Publications. From time to time the Fund may include in its advertisements and sales literature performance information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall Street Journal, Barron's, or similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar. The performance of the Fund's Class A, Class B or Class C shares may be compared in publications to the performance of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

      Investors may also wish to compare the Fund's Class A, Class B or Class C returns to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills. However, the Fund's returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return. Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

      From time to time, the Fund may publish rankings or ratings of the Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the Oppenheimer funds themselves. Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.


 ABOUT YOUR ACCOUNT

How to Buy Shares

Additional information is presented below about the methods that can be used to buy shares of the Fund. Appendix C contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $25. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House ("ACH") transfer to buy the shares. Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of The New York Stock Exchange. The Exchange normally closes at 4:00 P.M., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund 3 days after the transfers are initiated. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales. No sales charge is imposed in certain other circumstances described in Appendix C to this Statement of Additional Information because the Distributor or dealer or broker incurs little or no selling expenses.

      |X| Right of Accumulation. To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you and your spouse can add together:
      |_|Class A and Class B shares you purchase for your individual accounts, or for your joint accounts, or for trust or custodial accounts on behalf of your children who are minors, and
      |_|Current  purchases  of Class A and Class B shares of the Fund and other
         Oppenheimer funds to reduce the sales charge rate that applies to current purchases of Class A shares, and
      |_|Class A and Class B shares of Oppenheimer funds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of Class A shares, provided that you still hold your investment in one of the Oppenheimer funds.

     A fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts. The Distributor will add the value, at current offering price, of the shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies. The reduced sales charge will apply only to current purchases. You must request it when you buy shares.

      |X|   The  Oppenheimer  Funds.  The  Oppenheimer  funds are those mutual
funds  for   which   the   Distributor   acts  as  the   distributor   or  the
sub-distributor and currently include the following:

Oppenheimer Bond Fund                   Oppenheimer Limited-Term Government Fund
Oppenheimer Capital Appreciation Fund   Oppenheimer   Main   Street   California
                                        Municipal Fund
Oppenheimer California Municipal Fund   Oppenheimer  Main Street Growth & Income
                                      Fund
Oppenheimer Champion Income Fund Oppenheimer MidCap Fund Oppenheimer Convertible Securities Fund Oppenheimer Multiple Strategies Fund Oppenheimer Developing Markets Fund Oppenheimer Municipal Bond Fund Oppenheimer Disciplined Allocation Fund Oppenheimer New York Municipal Fund Oppenheimer Disciplined Value Fund Oppenheimer New Jersey Municipal Fund Oppenheimer Discovery Fund Oppenheimer Pennsylvania Municipal Fund Oppenheimer Enterprise Fund Oppenheimer Quest Balanced Value Fund Oppenheimer Equity Income Fund Oppenheimer Quest Capital Value Fund,
                                      Inc.
Oppenheimer Florida Municipal Fund      Oppenheimer  Quest  Global  Value  Fund,
                                      Inc.
Oppenheimer  Global Fund           Oppenheimer  Quest  Opportunity  Value Fund
Oppenheimer Global Growth & Income
Fund                                    Oppenheimer  Quest Small Cap Value Fund
Oppenheimer Gold & Special  Minerals  Oppenheimer  Quest Value Fund,  Inc. Fund
Oppenheimer Growth Fund                Oppenheimer Real Asset Fund
Oppenheimer High Yield Fund             Oppenheimer Strategic  Income Fund
Oppenheimer Insured Municipal Fund Oppenheimer Total Return Fund, Inc. Oppenheimer Intermediate Municipal
Fund                                    Oppenheimer  U.S. Government Trust
Oppenheimer International Bond Fund     Oppenheimer World Bond Fund
Oppenheimer  International  Growth Fund  Limited-Term  New York  Municipal  Fund
Oppenheimer   International   Small     Rochester  Fund  Municipals
Company  Fund
Oppenheimer Large Cap Growth Fund

and the following money market funds:

Centennial America Fund, L. P.          Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust  Centennial Tax Exempt Trust
Centennial Government Trust             Oppenheimer Cash Reserves
Centennial Money Market Trust           Oppenheimer Money Market Fund, Inc.

      There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds except the money market funds. Under certain circumstances described in this Statement of Additional Information, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Letters of Intent. Under a Letter of Intent, if you purchase Class A shares or Class A and Class B shares of the Fund and other Oppenheimer funds during a 13-month period, you can reduce the sales charge rate that applies to your purchases of Class A shares. The total amount of your intended purchases of both Class A and Class B shares will determine the reduced sales charge rate for the Class A shares purchased during that period. You can include purchases made up to 90 days before the date of the Letter.

      A Letter of Intent is an investor's statement in writing to the Distributor of the intention to purchase Class A shares or Class A and Class B shares of the Fund (and other Oppenheimer funds) during a 13-month period (the "Letter of Intent period"). At the investor's request, this may include purchases made up to 90 days prior to the date of the Letter. The Letter states the investor's intention to make the aggregate amount of purchases of shares which, when added to the investor's holdings of shares of those funds, will equal or exceed the amount specified in the Letter. Purchases made by reinvestment of dividends or distributions of capital gains and purchases made at net asset value without sales charge do not count toward satisfying the amount of the Letter.

      A Letter enables an investor to count the Class A and Class B shares purchased under the Letter to obtain the reduced sales charge rate on purchases of Class A shares of the Fund (and other Oppenheimer funds) that applies under the Right of Accumulation to current purchases of Class A shares. Each purchase of Class A shares under the Letter will be made at the offering price (including the sales charge) that applies to a single lump-sum purchase of shares in the amount intended to be purchased under the Letter.

      In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor's purchases of shares within the Letter of Intent period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases. That amount is described in "Terms of Escrow," below (those terms may be amended by the Distributor from time to time). The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the Terms of Escrow. Also, the investor agrees to be bound by the terms of the Prospectus, this Statement of Additional Information and the Application used for a Letter of Intent. If those terms are amended, as they may be from time to time by the Fund, the investor agrees to be bounded by the amended terms and that those amendments will apply automatically to existing Letters of Intent.

      If the total eligible purchases made during the Letter of Intent period do not equal or exceed the intended purchase amount, the commissions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual total purchases. If total eligible purchases during the Letter of Intent period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the Prospectus, the sales charges paid will be adjusted to the lower rate. That adjustment will be made only if and when the dealer returns to the Distributor the excess of the amount of commissions allowed or paid to the dealer over the amount of commissions that apply to the actual amount of purchases. The excess commissions returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

      In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter of Intent period will be deducted. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter in placing any purchase orders for the investor during the Letter of Intent period. All of such purchases must be made through the Distributor.

      |X|   Terms of Escrow That Apply to Letters of Intent.

      1. Out of the initial purchase (or subsequent purchases if necessary) made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer Agent. For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the public offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

      2. If the total minimum investment specified under the Letter is completed within the thirteen-month Letter of Intent period, the escrowed shares will be promptly released to the investor.

      3. If, at the end of the thirteen-month Letter of Intent period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. That sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter. If the difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow. If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

      4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

          5. The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include:

(a) Class A shares sold with a front-end sales charge or subject to a Class A contingent deferred sales charge,

(b) Class B shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and

(c) Class A or Class B shares acquired by exchange of either (1) Class A shares of one of the other Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or
             (2) Class B shares of one of the other Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

      6. Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

Asset Builder Plans. To establish an Asset Builder Plan to buy shares directly from a bank account, you must enclose a check (minimum $25) for the initial purchase with your application. Shares purchased by Asset Builder Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in the Prospectus. Asset Builder Plans also enable shareholders of Oppenheimer Cash Reserves to use their fund account to make monthly automatic purchases of shares of up to four other Oppenheimer funds.

      If you make payments from your bank account to purchase shares of the Fund, your bank account will be automatically debited, normally four to five business days prior to the investment dates selected in the Application. Neither the Distributor, the Transfer Agent nor the Fund shall be responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

      Before initiating Asset Builder payments, obtain a prospectus of the selected fund(s) from the Distributor or your financial advisor and request an application from the Distributor, complete it and return it. The amount of the Asset Builder investment may be changed or the automatic investments may be terminated at any time by writing to the Transfer Agent. The Transfer Agent requires a reasonable period (approximately 15 days) after receipt of such instructions to implement them. The Fund reserves the right to amend, suspend, or discontinue offering Asset Builder plans at any time without prior notice.

Cancellation of Purchase Orders. Cancellation of purchase orders for the Fund's shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset value of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to Class B or Class C shares and the dividends payable on Class B or Class C shares will be reduced by incremental expenses borne solely by that class. Those expenses include the asset-based sales charges to which Class B and Class C are subject.

      The availability of three classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances. Class A shares normally are sold subject to an initial sales charge. While Class B and Class C shares have no initial sales charge, the purpose of the deferred sales charge and asset-based sales charge on Class B and Class C shares is the same as that of the initial sales charge on Class A shares - to compensate the Distributor and brokers, dealers and financial institutions that sell shares of the Fund. A salesperson who is entitled to receive compensation for from his or her firm selling Fund shares may receive different levels of compensation for selling one class of shares than another.

      The Distributor will not accept any order in the amount of $500,000 or more for Class B shares or $1 million or more for Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts). That is because generally it will be more advantageous for that investor to purchase Class A shares of the Fund.

      |X| Class B Conversion. The conversion of Class B shares to Class A shares after six years is subject to the continuing availability of a private letter ruling from the Internal Revenue Service, or an opinion of counsel or tax adviser, to the effect that the conversion of Class B shares does not constitute a taxable event for the holder under Federal income tax law. If such a revenue ruling or opinion is no longer available, the automatic conversion feature may be suspended, in which event no further conversions of Class B shares would occur while such suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the holder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

      |X| Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, trustees' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset value of shares, and therefore are indirectly borne by shareholders through their investment.

      The methodology for calculating the net asset value, dividends and distributions of the Fund's share classes recognizes two types of expenses. General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class. Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional Information and other materials for current shareholders, fees to unaffiliated Trustees, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

      Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses, and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

Determination of Net Asset Values Per Share. The net asset values per share of each class of shares of the Fund are determined as of the close of business of The New York Stock Exchange on each day that the Exchange is open. It is done by dividing the value of the Fund's net assets attributable to that class by the number of shares of that class that are outstanding. The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a holiday). The Exchange's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days.

      Dealers other than Exchange members may conduct trading in municipal securities on days on which the Exchange is closed (including weekends and holidays) or after 4:00 P.M. on a regular business day. The Fund's net asset values will not be calculated on those days, and the values of some of Fund's portfolio securities may change significantly on those days, when shareholders cannot purchase or redeem shares.

      |X|   Securities   Valuation.   The  Fund's   Board  of   Trustees   has
established procedures for the valuation of the Fund's securities. In general those procedures are as follows:

      |_| Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.

      |_| The following securities are valued at the mean between the "bid" and "asked" prices determined by a pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:

(4)   debt   instruments   that  have  a  maturity   of  more  than  397  days
         when-issued,

(5) debt instruments that had a maturity of 397 days or less when-issued and have a remaining maturity of more than 60 days, and

(6) non-money market debt instruments that had a maturity of 397 days or less when-issued and which have a remaining maturity of 60 days or less.

         |_|      The following securities are valued at cost, adjusted
for amortization of premiums and accretion of discounts:

(3) money market debt securities held by a non-money market fund that had a maturity of less than 397 days when-issued that have a remaining maturity of 60 days or less, and

(4) debt instruments held by a money market fund that have a remaining maturity of 397 days or less.

      |_| Securities not having readily-available market quotations are valued at fair value determined under the Board's procedures.

      If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the "bid" and "asked" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

      In the case of municipal securities, when last sale information is not generally available, the Manager may use pricing services approved by the Board of Trustees. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield, maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

      Puts, calls, interest rate futures and municipal bond index futures are valued at the last sale price on the principal exchange on which they are traded or on NASDAQ, as applicable, as determined by a pricing service approved by the Board of Trustees or by the Manager. If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked" prices on the principal exchange or on NASDAQ on the valuation date. If not, the value shall be the closing bid price on the principal exchange or on NASDAQ on the valuation date. If the put, call or future is not traded on an exchange or on NASDAQ, it shall be valued by the mean between "bid" and "asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked" price is available.

      When the Fund writes an option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section. The credit is adjusted ("marked-to-market") to reflect the current market value of the option. In determining the Fund's gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received. If a call or put written by the Fund expires, the Fund has a gain in the amount of the premium. If the Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction. If the Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the Fund.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Checkwriting. When a check is presented to the Fund's bank for clearance, the bank will ask the Fund to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. This enables the shareholder to continue to receive dividends on those shares until the check is presented to the Fund. Checks may not be presented for payment at the offices of the bank listed on the check or at the Fund's custodian bank. That limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks. The Fund reserves the right to amend, suspend or discontinue offering Checkwriting privileges at any time without prior notice.

      In choosing to take advantage of the Checkwriting privilege by signing the Account Application or by completing a Checkwriting card, each individual who signs:

(7) for individual accounts, represents that they are the registered owner(s) of the shares of the Fund in that account;

(8) for accounts for corporations, partnerships, trusts and other entities, represents that they are an officer, general partner, trustee or other fiduciary or agent, as applicable, duly authorized to act on behalf of such registered owner(s);

(9) authorizes the Fund, its Transfer Agent and any bank through which the Fund's drafts (checks) are payable to pay all checks drawn on the Fund account of such person(s) and to redeem a sufficient amount of shares from that account to cover payment of each check;

(10) specifically acknowledges that if they choose to permit checks to be honored if there is a single signature on checks drawn against joint accounts, or accounts for corporations, partnerships, trusts or other entities, the signature of any one signatory on a check will be sufficient to authorize payment of that check and redemption from the account, even if that account is registered in the names of more than one person or more than one authorized signature appears on the Checkwriting card or the Application, as applicable;

(11) understands that the Checkwriting privilege may be terminated or amended at any time by the Fund and/or the Fund's bank; and

(12) acknowledges and agrees that neither the Fund nor its bank shall incur any liability for that amendment or termination of checkwriting privileges or for redeeming shares to pay checks reasonably believed by them to be genuine, or for returning or not paying checks that have not been accepted for any reason.

Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of:

 |_| Class A shares purchased subject to an initial sales charge or Class A shares on which a contingent deferred sales charge was paid, or

 |_| Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

      The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below. Reinvestment will be at the net asset value next computed after the Transfer Agent receives the reinvestment order. The shareholder must ask the Transfer Agent for that privilege at the time of reinvestment. This privilege does not apply to Class C shares. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

      Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of Fund shares on which a sales charge was paid are reinvested in shares of the Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind." The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, the Board of Trustees of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of a redemption order wholly or partly in cash. In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of securities from the portfolio of the Fund, in lieu of cash.

      The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act. Under that rule, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Values Per Share." That valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $200 or such lesser amount as the Board may fix. The Board of Trustees will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question (not less than 30 days). The Board may alternatively set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares. A transfer of shares to a different registration is not an event that triggers the payment of sales charges. Therefore, shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares. When shares subject to a contingent deferred sales charge are transferred, the transferred shares will remain subject to the contingent deferred sales charge. It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

      If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B or Class C contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Special Arrangements for Repurchase of Shares from Dealers and Brokers. The Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the Distributor receives an order placed by the dealer or broker. However, if the Distributor receives a repurchase order from a dealer or broker after the close of The New York Stock Exchange on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the Exchange closes. Normally, the Exchange closes at 4:00 P.M., but may do so earlier on some days. Additionally, the order must have been transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 P.M.).

      Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form. The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic Withdrawal and Exchange Plans. Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares (having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days. Required minimum distributions from OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

            Payments are normally made by check, but shareholders having AccountLink privileges (see "How To Buy Shares") may arrange to have Automatic Withdrawal Plan payments transferred to the bank account designated on the Account Application or by signature-guaranteed instructions sent to the Transfer Agent. Shares are normally redeemed pursuant to an Automatic Withdrawal Plan three business days before the payment transmittal date you select in the Account Application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.

      The Fund cannot guarantee receipt of a payment on the date requested. The Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular additional Class A share purchases while participating in an Automatic Withdrawal Plan. Class B and Class C shareholders should not establish withdrawal plans, because of the imposition of the contingent deferred sales charge on such withdrawals (except where the contingent deferred sales charge is waived as described in Appendix C below).

      By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans, as stated below. These provisions may be amended from time to time by the Fund and/or the Distributor. When adopted, any amendments will automatically apply to existing Plans.

      |X| Automatic Exchange Plans. Shareholders can authorize the Transfer Agent to exchange a pre-determined amount of shares of the Fund for shares (of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $25. Instructions should be provided on the OppenheimerFunds Application or signature-guaranteed instructions. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to Exchange Shares" in the Prospectus and below in this Statement of Additional Information.

      |X| Automatic Withdrawal Plans. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under these plans should not be considered as a yield or income on your investment.

      The Transfer Agent will administer the investor's Automatic Withdrawal Plan as agent for the shareholder(s) (the "Planholder") who executed the Plan authorization and application submitted to the Transfer Agent. Neither the Fund nor the Transfer Agent shall incur any liability to the Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the Plan. Share certificates will not be issued for shares of the Fund purchased for and held under the Plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the Plan application so that the shares represented by the certificate may be held under the Plan.

      For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

      Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date. Checks or AccountLink payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment, according to the choice specified in writing by the Planholder. Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The Planholder should allow at least two weeks' time after mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the Plan. That notice must be in proper form in accordance with the requirements of the then-current Prospectus of the Fund. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect and will mail a check for the proceeds to the Planholder.

      The Planholder may terminate a Plan at any time by writing to the Transfer Agent. The Fund may also give directions to the Transfer Agent to terminate a Plan. The Transfer Agent will also terminate a Plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally incapacitated. Upon termination of a Plan by the Transfer Agent or the Fund, shares that have not been redeemed will be held in uncertificated form in the name of the Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his or her executor or guardian, or another authorized person.

      To use shares held under the Plan as collateral for a debt, the Planholder may request issuance of a portion of the shares in certificated form. Upon written request from the Planholder, the Transfer Agent will determine the number of shares for which a certificate may be issued without causing the withdrawal checks to stop. However, should such uncertificated shares become exhausted, Plan withdrawals will terminate.

      If the Transfer Agent ceases to act as transfer agent for the Fund, the Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan.

How to Exchange Shares

As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class designation are deemed "Class A" shares for this purpose. You can obtain a current list showing which funds offer which classes by calling the Distributor at 1-800-525-7048.

      |_| All of the Oppenheimer funds currently offer Class A, B and C shares except Oppenheimer Money Market Fund, Inc., Centennial Money Market Trust, Centennial Tax Exempt Trust, Centennial Government Trust, Centennial New York Tax Exempt Trust, Centennial California Tax Exempt Trust, and Centennial America Fund, L.P., which only offer Class A shares.

      |_| Oppenheimer Main Street California Municipal Fund currently offers only Class A and Class B shares.

      |_| Class B and Class C shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds-sponsored 401 (k) plans.

      |_|   Class  Y  shares  of   Oppenheimer   Real   Asset   Fund  are  not
exchangeable.

      Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund. Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge. They may also be used to purchase shares of Oppenheimer funds subject to a contingent deferred sales charge.

      Shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 30 days prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial or contingent deferred sales charge. To qualify for that privilege, the investor or the investor's dealer must notify the Distributor of eligibility for this privilege at the time the shares of Oppenheimer Money Market Fund, Inc. are purchased. If requested, they must supply proof of entitlement to this privilege.

      For accounts established on or before March 8, 1996 holding Class M shares of Oppenheimer Convertible Securities Fund, Class M shares can be exchanged only for Class A shares of other Oppenheimer funds. Exchanges to Class M shares of Oppenheimer Convertible Securities Fund are permitted from Class A shares of Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash Reserves that were acquired by exchange of Class M shares. No other exchanges may be made to Class M shares.

      Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.

      |X| How Exchanges Affect Contingent Deferred Sales Charges. No contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge. However, when Class A shares acquired by exchange of Class A shares of other Oppenheimer funds purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months of the end of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares. The Class B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within 6 years of the initial purchase of the exchanged Class B shares. The Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

      When Class B or Class C shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B or the Class C contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares. Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.

      |X| Limits on Multiple Exchange Orders. The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account. The Fund may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege.

      |_| Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a Prospectus of that fund before the exchange request may be submitted. For full or partial exchanges of an account made by telephone, any special account features such as Asset Builder Plans and Automatic Withdrawal Plans will be switched to the new account unless the Transfer Agent is instructed otherwise. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

      |_| Processing Exchange Requests. Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds. The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it. For example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request.

      In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this Statement of Additional Information, or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

      The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends and Taxes

Dividends and Distributions. Dividends will be payable on shares held of record at the time of the previous determination of net asset value, or as otherwise described in "How to Buy Shares." Daily dividends will not be declared or paid on newly purchased shares until such time as Federal Funds (funds credited to a member bank's account at the Federal Reserve Bank) are available from the purchase payment for such shares. Normally, purchase checks received from investors are converted to Federal Funds on the next business day. Shares purchased through dealers or brokers normally are paid for by the third business day following the placement of the purchase order.

      Shares redeemed through the regular redemption procedure will be paid dividends through and including the day on which the redemption request is received by the Transfer Agent in proper form. Dividends will be declared on shares repurchased by a dealer or broker for three business days following the trade date (that is, up to and including the day prior to settlement of the repurchase). If all shares in an account are redeemed, all dividends accrued on shares of the same class in the account will be paid together with the redemption proceeds.

      The Fund's practice of attempting to pay dividends on Class A shares at a constant level requires the Manager to monitor the Fund's portfolio and, if necessary, to select higher-yielding securities when it is deemed appropriate to seek income at the level needed to meet the target. Those securities must be within the Fund's investment parameters, however. The Fund expects to pay dividends at a targeted level from its net investment income and other distributable income without any impact on the net asset values per share.

      Dividends, distributions and the proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund, Inc. Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

      The amount of a distribution paid on a class of shares may vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class. Dividends are calculated in the same manner, at the same time and on the same day for shares of each class. However, dividends on Class B and Class C shares are expected to be lower than dividends on Class A shares. That is due to the effect of the asset-based sales charge on Class B and Class C shares. Those dividends will also differ in amount as a consequence of any difference in net asset value among the different classes of shares.

Tax Status of the Fund's Dividends and Distributions. The Fund intends to qualify under the Internal Revenue Code during each fiscal year to pay "exempt-interest dividends" to its shareholders. Exempt-interest dividends that are derived from net investment income earned by the Fund on municipal securities will be excludable from gross income of shareholders for Federal income tax purposes.

      Net investment income includes the allocation of amounts of income from the municipal securities in the Fund's portfolio that are free from Federal income taxes. This allocation will be made by the use of one designated percentage applied uniformly to all income dividends paid during the Fund's tax year. That designation will normally be made following the end of each fiscal year as to income dividends paid in the prior year. The percentage of income designated as tax-exempt may substantially differ from the percentage of the Fund's income that was tax-exempt for a given period.

      A portion of the exempt-interest dividends paid by the Fund may be an item of tax preference for shareholders subject to the alternative minimum tax. The amount of any dividends attributable to tax preference items for purposes of the alternative minimum tax will be identified when tax information is distributed by the Fund.

      A shareholder receiving a dividend from income earned by the Fund from one or more of the following sources treats the dividend as a receipt of either ordinary income or long-term capital gain in the computation of gross income, regardless of whether the dividend is reinvested:

(4)       certain  taxable  temporary   investments  (such  as  certificates  of
          deposit, repurchase agreements, commercial paper and obligations of the U.S. government, its agencies and instrumentalities);

(5)   income from securities loans; or


(6) an excess of net short-term capital gain over net long-term capital loss from the Fund.

      The Fund's dividends will not be eligible for the dividends-received deduction for corporations. Shareholders receiving Social Security benefits should be aware that exempt-interest dividends are a factor in determining whether such benefits are subject to Federal income tax. Losses realized by shareholders on the redemption of Fund shares within six months of purchase (which period may be shortened by regulation) will be disallowed for Federal income tax purposes to the extent of exempt-interest dividends received on such shares.

      If the Fund qualifies as a "regulated investment company" under the Internal Revenue Code, it will not be liable for Federal income taxes on amounts paid by it as dividends and distributions. That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. The Fund qualified as a regulated investment company in its last fiscal year and intends to qualify in future years, but reserves the right not to qualify. The Internal Revenue Code contains a number of complex tests to determine whether the Fund qualifies. The Fund might not meet those tests in a particular year. If it does not qualify, the Fund will be treated for tax purposes as an ordinary corporation and will receive no tax deduction for payments of dividends and distributions made to shareholders.

      Under the Internal Revenue Code, by December 31 each year the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet those requirements. However, the Fund's Board of Trustees and the Manager might determine in a particular year that it would be in the best interest of shareholders not to make distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed above. Reinvestment will be made at net asset value without sales charge. To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment. Otherwise the shareholder must first obtain a prospectus for that fund and an application from the Transfer Agent to establish an account. The investment will be made at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution. Dividends and/or distributions from certain of the other Oppenheimer funds may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with OppenheimerFunds Distributor, Inc. a subsidiary of the Manager that acts as the Fund's
Distributor. The Distributor also distributes shares of the other Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is a division of the Manager. It is responsible for maintaining the Fund's
shareholder  registry  and  shareholder   accounting  records,  and  for  paying
dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It acts on an "at-cost" basis. It also acts as shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian. The Bank of New York. is the Custodian of the Fund's assets. The Custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It will be the practice of the Fund to deal with the Custodian in a manner uninfluenced by any banking relationship the Custodian may have with the Manager and its affiliates. The Fund's cash balances with the Custodian in excess of $100,000 are not protected by Federal Deposit Insurance. Those uninsured balances may at times be substantial.

Independent Auditors. Deloitte & Touche LLP are the independent auditors of the Fund. They audit the Fund's financial statements and perform other related audit services. They also act as auditors for certain other funds advised by the Manager and its affiliates.

================================================================================
Independent Auditors' Report
================================================================================

================================================================================
The Board of Trustees and Shareholders of
Oppenheimer Insured Municipal Fund:

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Oppenheimer Insured Municipal Fund as of September 30, 1998, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended September 30, 1998 and 1997, and the financial highlights for the period October 1, 1993, to September 30, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at September 30, 1998, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Oppenheimer Insured Municipal Fund at September 30, 1998, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.

/s/ Deloitte & Touche LLP
Deloitte & Touche LLP

Denver, Colorado
October 21, 1998

                     Financials
                     --------------------------------------


                     12  Oppenheimer Insured Municipal Fund

================================================================================
Statement of Investments  September 30, 1998
================================================================================

                                                     Ratings:
                                                     Moody's/
                                                     S&P/Fitch       Face         Market Value
                                                     (Unaudited)     Amount       See Note 1
-----------------------------------------------------------------------------------------------
Municipal Bonds and Notes--101.3%
-----------------------------------------------------------------------------------------------
Alaska--3.5%
AK Export & IDAU RB, Snettisham
Hydroelectric Power, First Series,
AMBAC Insured, 5.50%, 1/1/16                         Aaa/AAA        $1,145,000    $1,212,910
-----------------------------------------------------------------------------------------------
AK Export & IDAU RB, Snettisham
Hydroelectric Power, First Series,
AMBAC Insured, 5.50%, 1/1/17                         Aaa/AAA         1,265,000     1,336,865
-----------------------------------------------------------------------------------------------
AK Student Loan Corp. RRB, Series A,
AMBAC Insured, 5.30%, 7/1/15                         Aaa/AAA         2,165,000     2,235,925
                                                                                  ----------
                                                                                   4,785,700
-----------------------------------------------------------------------------------------------
Arizona--0.9%
AZ Educational LMC RRB, Series B,
7%, 3/1/05                                           Aa2/NR          1,090,000     1,177,407
-----------------------------------------------------------------------------------------------
California--7.3%
CA SCDAU Revenue Refunding COP,
Cedars-Sinai Medical Center, MBIA Insured,
6.50%, 8/1/12                                        Aaa/AAA         1,000,000     1,219,920
-----------------------------------------------------------------------------------------------
Pomona, CA USD GORB, Series A,
MBIA Insured, 6.15%, 8/1/15                          Aaa/AAA         1,000,000     1,202,230
-----------------------------------------------------------------------------------------------
Redding, CA Electric System Revenue COP,
MBIA Insured, Inverse Floater, 8.803%, 7/8/22(1)     Aaa/AAA         1,500,000     2,064,375
-----------------------------------------------------------------------------------------------
Sacramento, CA MUD Electric RRB, Series G,
MBIA Insured, 6.50%, 9/1/13                          Aaa/AAA/A       1,000,000     1,231,010
-----------------------------------------------------------------------------------------------
San Francisco, CA City & Cnty. International
Airport Commission RB, Second Series
Issue 14-A, MBIA Insured, 8%, 5/1/09                 Aaa/AAA         1,455,000     1,812,406
-----------------------------------------------------------------------------------------------
Turlock, CA Irrigation District RRB, Series A,
MBIA Insured, 5%, 1/1/13                             Aaa/AAA/AAA     2,175,000     2,294,647
                                                                                  ----------
                                                                                   9,824,588
-----------------------------------------------------------------------------------------------
Colorado--5.6%
Centennial Water & Sanitation District CO,
Water & Sewer RB, 5.75%, 6/15/15                     Aaa/AAA         1,775,000     1,938,513
-----------------------------------------------------------------------------------------------
CO Housing FAU MH RB, Series B-2,
5.90%, 10/1/38                                       Aa2/AA          1,000,000     1,044,170
-----------------------------------------------------------------------------------------------
CO Housing FAU SFM CAP RB, Series C-1,
Zero Coupon, 5.625%, 11/1/29(2)                      Aa2/NR          5,000,000       912,150
-----------------------------------------------------------------------------------------------
CO Housing FAU SFM RB, Sr. Lien, Series C-2,
6.875%, 11/1/28                                      Aa2/NR          2,000,000     2,268,020


                    13  Oppenheimer Insured Municipal Fund

================================================================================
Statement of Investments  (Continued)
================================================================================

                                                     Ratings:
                                                     Moody's/
                                                     S&P/Fitch      Face          Market Value
                                                     (Unaudited)    Amount        See Note 1
----------------------------------------------------------------------------------------------
Colorado  (continued)
Douglas and Elbert Cntys., CO SDI No. RE-1,
Improvement GOB, Series A, MBIA
Insured, 8%, 12/15/09                                Aaa/AAA        $1,000,000      $1,337,380
                                                                                   -----------
                                                                                     7,500,233
----------------------------------------------------------------------------------------------
Connecticut--3.1%
CT Housing FAU RB, Series A, Subseries A-2,
6.20%, 11/15/22                                      Aa2/AA            960,000       1,032,662
----------------------------------------------------------------------------------------------
CT Housing FAU RRB, Series A, Subseries D-2,
6.20%, 11/15/27                                      Aa2/AA            995,000       1,067,187
----------------------------------------------------------------------------------------------
CT Housing FAU RRB, Subseries C-2,
5.85%, 11/15/28                                      Aa2/AA          2,000,000       2,113,840
                                                                                    ----------
                                                                                     4,213,689
----------------------------------------------------------------------------------------------
Florida--2.7%
FL HFA MH RRB, Series C, 6%, 8/1/11                  NR/AAA          1,000,000       1,090,630
----------------------------------------------------------------------------------------------
Lee Cnty., FL Hospital Board of Directors
RRB, MBIA Insured, Inverse Floater,
8.548%, 3/26/20(1)                                   Aaa/AAA         1,000,000       1,181,250
----------------------------------------------------------------------------------------------
Miami-Dade Cnty., FL SPO RRB, Sub. Lien,
Series A, MBIA Insured, Zero Coupon,
5.45%, 10/1/15(2)                                    Aaa/AAA         3,000,000       1,314,690
                                                                                    ----------
                                                                                     3,586,570
----------------------------------------------------------------------------------------------
Georgia--4.4%
Dalton, GA DAU RB, MBIA Insured,
5.50%, 8/15/26                                       Aaa/AAA         1,000,000       1,109,370
----------------------------------------------------------------------------------------------
GA MEAU RRB, Project One, Sub. Lien,
Series A, AMBAC Insured, 5.375%, 1/1/13              Aaa/AAA/A-      2,285,000       2,442,825
----------------------------------------------------------------------------------------------
Richmond Cnty., GA DAU RB, Sub. Lien,
Series C, Zero Coupon, 5.82%, 12/1/21(2)             Aaa/NR          8,000,000       2,429,680
                                                                                    ----------
                                                                                     5,981,875
----------------------------------------------------------------------------------------------
Illinois--11.3%
Chicago, IL BOE GOB, Chicago School
Reform Project, Series A, AMBAC Insured,
5.25%, 12/1/22                                       Aaa/AAA/AAA     2,000,000       2,044,840
----------------------------------------------------------------------------------------------
Chicago, IL Midway Airport RRB, Series A,
MBIA Insured, 5.125%, 1/1/35                         Aaa/AAA         2,000,000       1,999,840
----------------------------------------------------------------------------------------------
Chicago, IL O'Hare International Airport
RRB, General Airport, Second Lien, Series A,
AMBAC Insured, 5.50%, 1/1/16                         Aaa/AAA/AAA     2,500,000       2,641,250
----------------------------------------------------------------------------------------------
Chicago, IL SFM RB, Series B, 6.95%, 9/1/28          Aaa/NR          1,890,000       2,156,339


                    14  Oppenheimer Insured Municipal Fund

================================================================================

================================================================================

                                                     Ratings:
                                                     Moody's/
                                                     S&P/Fitch      Face          Market Value
                                                     (Unaudited)    Amount        See Note 1
-----------------------------------------------------------------------------------------------
Illinois  (continued)
Cook Cnty., IL Community College
District No. 508 Chicago COP, FGIC Insured,
8.75%, 1/1/05                                        Aaa/AAA/AAA    $  500,000    $  627,295
-----------------------------------------------------------------------------------------------
Cook Cnty., IL Community College District
No. 508 Lease COP, Series C, MBIA Insured,
7.70%, 12/1/07                                       Aaa/AAA         1,500,000     1,907,955
-----------------------------------------------------------------------------------------------
Cook Cnty., IL SDI No. 99 Cicero GOB,
FGIC Insured, 8.50%, 12/1/05                         Aaa/AAA         1,170,000     1,487,725
-----------------------------------------------------------------------------------------------
IL HFAU RRB, Northwestern Medical
Facilities, MBIA Insured, 5%, 11/15/10               Aaa/NR/AAA      2,285,000     2,388,488
                                                                                  ----------
                                                                                  15,253,732
-----------------------------------------------------------------------------------------------
Indiana--6.3%
Hamilton Southeastern, IN Consolidated
School Building Corp. RRB, First Mtg.,
AMBAC Insured, 7%, 7/1/11                            Aaa/AAA/AAA       500,000       542,870
-----------------------------------------------------------------------------------------------
IN HFAU RRB, Holy Cross Health Systems
Corp., MBIA Insured, 5%, 12/1/22                     Aaa/AAA/AAA     2,500,000     2,470,450
-----------------------------------------------------------------------------------------------
IN HFFAU Hospital RB, Clarian Health
Partners, Inc., Series A, 6%, 2/15/21                Aa3/AA/AA       2,000,000     2,200,160
-----------------------------------------------------------------------------------------------
IN Office Building Commission Capital
Complex RB, Series B, MBIA Insured,
7.40%, 7/1/15                                        Aaa/AAA         2,500,000     3,304,525
                                                                                   ---------
                                                                                   8,518,005
-----------------------------------------------------------------------------------------------
Massachusetts--4.2%
MA Health & Educational FA RB, Mt. Auburn
Hospital Issue, Series B-1, MBIA Insured,
6.25%, 8/15/14                                       Aaa/AAA         1,000,000     1,118,860
-----------------------------------------------------------------------------------------------
MA HFA RB, Series A, AMBAC Insured,
6.60%, 7/1/14                                        Aaa/AAA/AAA     1,905,000     2,069,268
-----------------------------------------------------------------------------------------------
MA TUAU Metropolitan Highway System
RRB, Sr. Lien, Series A, MBIA Insured,
5%, 1/1/37                                           Aaa/AAA/AAA     2,500,000     2,493,450
                                                                                   ---------
                                                                                   5,681,578
-----------------------------------------------------------------------------------------------
Nevada--1.6%
Clark Cnty., NV Passenger Facility Charge RB,
Las Vegas McCarran International Airport
Project, Series B, MBIA Insured, 6.50%, 7/1/12       Aaa/AAA         2,000,000     2,192,600
-----------------------------------------------------------------------------------------------
New Hampshire--0.4%
NH Turnpike System RRB, Series A,
FGIC Insured, 6.75%, 11/1/11                         Aaa/AAA/AAA       500,000       592,065



                    15  Oppenheimer Insured Municipal Fund

================================================================================
Statement of Investments  (Continued)
================================================================================

                                                     Ratings:
                                                     Moody's/
                                                     S&P/Fitch      Face          Market Value
                                                     (Unaudited)    Amount        See Note 1
----------------------------------------------------------------------------------------------
New Jersey--1.2%
Bergen Cnty., NJ Utilities WPCAU RRB,
Series A, FGIC Insured, 5%, 12/15/14                 Aaa/AAA        $1,545,000      $1,591,613
----------------------------------------------------------------------------------------------
New York--5.2%
L.I., NY PAU Electric Systems RRB, Series A,
FSA Insured, 5.125%, 12/1/22                         Aaa/AAA/AAA     4,000,000       4,055,880
----------------------------------------------------------------------------------------------
NYS United Nations Development Corp.RRB,
Sr.Lien, Series B, 5.60%, 7/1/26                     A2/NR/A         3,000,000       3,013,860
                                                                                    ----------
                                                                                     7,069,740
----------------------------------------------------------------------------------------------
North Carolina--2.6%
NC Medical Care Community HCF RB,
Duke University Health Systems, Series B,
5%, 6/1/28                                           Aa3/AA/AA       3,500,000       3,470,320
----------------------------------------------------------------------------------------------
Ohio--2.1%
OH HFA Mtg.RB, 6.10%, 9/1/28                         NR/AAA          1,990,000       2,132,584
Streetsboro, OH SDI GOB, AMBAC Insured,
7.125%, 12/1/10                                      Aaa/AAA/AAA       500,000         636,710
                                                                                    ----------
                                                                                     2,769,294
----------------------------------------------------------------------------------------------
Oklahoma--1.7%
OK Industrial Authority Health Systems RB,
Baptist Medical Center, Series C, AMBAC
Insured, 7%, 8/15/05                                 Aaa/AAA/AAA     2,000,000       2,341,040
----------------------------------------------------------------------------------------------
Pennsylvania--14.0%
Allegheny Cnty., PA Airport RRB, Pittsburgh
International Airport, Series A, MBIA Insured,
5.75%, 1/1/08                                        Aaa/AAA         1,000,000       1,109,250
----------------------------------------------------------------------------------------------
Berks Cnty., PA GOB, Prerefunded, FGIC
Insured, Inverse Floater, 8.672%, 11/10/20(1)        Aaa/AAA/AAA     1,000,000       1,217,500
----------------------------------------------------------------------------------------------
Chester Cnty., PA Education & HFAU RRB,
Series B, 5.375%, 5/15/27                            A1/AA-/AA-      3,575,000       3,664,947
----------------------------------------------------------------------------------------------
Delaware Valley, PA Regional FAU Local
Government RB, Series B, AMBAC Insured,
5.70%, 7/1/27                                        Aaa/AAA         2,000,000       2,294,400
----------------------------------------------------------------------------------------------
PA HEAA Student Loan RB, Series B, AMBAC
Insured, Inverse Floater, 8.419%, 3/1/22(1)          Aaa/AAA/AAA     1,250,000       1,437,500
----------------------------------------------------------------------------------------------
Philadelphia, PA Airport IDAU RB,
Philadelphia Airport System Project, Series A,
FGIC Insured, 5.125%, 7/1/28                         Aaa/AAA         3,000,000       3,012,930
----------------------------------------------------------------------------------------------
Philadelphia, PA Airport RB, Series 387A,
Inverse Floater, 6.95%, 6/15/12(1)                   Aaa/AAA/AAA     1,565,000       1,750,296
----------------------------------------------------------------------------------------------
Philadelphia, PA Airport RB, Series 387B,
Inverse Floater, 6.95%, 6/15/14(1)                   Aaa/AAA/AAA     1,960,000       2,156,039


                    16  Oppenheimer Insured Municipal Fund

================================================================================

================================================================================

                                                     Ratings:
                                                     Moody's/
                                                     S&P/Fitch      Face          Market Value
                                                     (Unaudited)    Amount        See Note 1
----------------------------------------------------------------------------------------------
Pennsylvania  (continued)
Philadelphia, PA Regional POAU Lease RB,
MBIA Insured, Inverse Floater, 8.50%, 9/1/20(1)      Aaa/AAA        $1,900,000      $2,256,250
                                                                                    ----------
                                                                                    18,899,112
----------------------------------------------------------------------------------------------
South Dakota--0.8%
SD Lease Revenue Trust Certificates, Series B,
FSA Insured, 8%, 9/1/02                              Aaa/AAA         1,000,000       1,147,440
----------------------------------------------------------------------------------------------
Texas--12.0%
Cedar Hill, TX ISD CAP RRB, Zero Coupon,
6.10%, 8/15/11(2)                                    Aaa/AAA/AAA     1,585,000         858,071
----------------------------------------------------------------------------------------------
Grand Prairie, TX HFDC RRB, Dallas/Ft.Worth
Medical Center Project, AMBAC Insured,
6.875%, 11/1/10                                      Aaa/AAA         1,800,000       2,072,538
----------------------------------------------------------------------------------------------
Harris Cnty., TX Hospital District RRB,
AMBAC Insured, 7.40%, 2/15/10                        Aaa/AAA/AAA     2,000,000       2,440,740
----------------------------------------------------------------------------------------------
Harris Cnty., TX Houston Sports Authority
Special CAP RB, Jr. Lien, Series B, MBIA
Insured, Zero Coupon, 11.013%, 11/15/13(2)           Aaa/AAA/AAA     4,360,000       2,071,349
----------------------------------------------------------------------------------------------
Lower Neches Valley, TX IDAU Corp. RRB,
Mobil Oil Refining Corp., 5.55%, 3/1/33              Aa2/AA          3,000,000       3,151,860
----------------------------------------------------------------------------------------------
Lower Neches Valley, TX IDAU Corp. Sewer
Facilities RB, Mobil Oil Refining Corp. Project,
6.40%, 3/1/30                                        Aa2/AA          1,000,000       1,104,250
----------------------------------------------------------------------------------------------
Rio Grande Valley TX HFDC Retirement
Facilities RB, Golden Palms, Series B, MBIA
Insured, 6.40%, 8/1/12                               Aaa/AAA         2,000,000       2,192,700
----------------------------------------------------------------------------------------------
Tarrant Cnty., TX HFDC RB, Texas Health
Resources System, Series A, MBIA Insured,
5.75%, 2/15/11                                       Aaa/AAA         2,130,000       2,367,580
                                                                                    ----------
                                                                                    16,259,088
----------------------------------------------------------------------------------------------
Washington--4.5%
Chelan Cnty., WA Public Utilities District
No.1 RB, Chelan Hydro Conservation
System-Division III, Series A, 5.60%, 7/1/32         Aa3/AA          2,000,000       2,111,500
----------------------------------------------------------------------------------------------
Tacoma, WA Electric Systems RB,
Prerefunded, AMBAC Insured, Inverse
Floater, 9.013%, 1/2/15(1)                           Aaa/AAA/AAA     1,000,000       1,152,500
----------------------------------------------------------------------------------------------
WA PP Supply System RRB, Nuclear Project
No.1, Series A, 5%, 7/1/13                           Aa1/AA-/AA-     1,500,000       1,527,270


                    17  Oppenheimer Insured Municipal Fund

================================================================================
 Statement of Investments  (Continued)
================================================================================

                                                     Ratings:
                                                     Moody's/
                                                     S&P/Fitch      Face          Market Value
                                                     (Unaudited)    Amount        See Note 1
-----------------------------------------------------------------------------------------------
Washington  (continued)
WA PP Supply System RRB, Nuclear Project
No.2, Series A, FGIC Insured, Zero Coupon,
5.50%, 7/1/09(2)                                     Aaa/AAA/AAA    $2,000,000       $1,240,720
                                                                                   ------------
                                                                                      6,031,990
-----------------------------------------------------------------------------------------------
Wisconsin--1.2%
WI Health & Educational FA RB, Aurora
Medical Group, Inc. Project, FSA Insured,
6%, 11/15/11                                         Aaa/AAA         1,370,000        1,596,406
-----------------------------------------------------------------------------------------------
District of Columbia--4.7%
DC Convention Center Authority Dedicated
Tax RB, Sr. Lien, AMBAC Insured, 5%, 10/1/21         Aaa/AAA/AAA     3,000,000        2,993,880
-----------------------------------------------------------------------------------------------
DC Hospital RRB, Medlantic Healthcare
Group, Series A, MBIA Insured, 5.25%, 8/15/12        Aaa/AAA         1,000,000        1,049,040
-----------------------------------------------------------------------------------------------
DC RRB, Prerefunded, Series A-1, MBIA
Insured, 6%, 6/1/11                                  Aaa/AAA           100,000          115,670
-----------------------------------------------------------------------------------------------
DC RRB, Unrefunded Balance, Series A-1,
MBIA Insured, 6%, 6/1/11                             Aaa/AAA         1,900,000        2,171,814
                                                                                   ------------
                                                                                      6,330,404
-----------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $126,698,612)                          101.3%     136,814,489
-----------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                     (1.3)      (1,812,306)
                                                                     ---------     ------------
Net Assets                                                               100.0%    $135,002,183
                                                                     =========     ============


                   18  Oppenheimer Insured Municipal Fund

================================================================================

================================================================================

--------------------------------------------------------------------------------
To simplify the listings of securities, abbreviations are used per the table below:

BOE      --Board of Education                     LMC      --Loan Marketing Corp.
CAP      --Capital Appreciation                   MEAU     --Municipal Electric Authority
COP      --Certificates of Participation          MH       --Multifamily Housing
DAU      --Development Authority                  MUD      --Municipal Utility District
FA       --Facilities Authority                   NYS      --New York State
FAU      --Finance Authority                      PAU      --Power Authority
GOB      --General Obligation Bonds               POAU     --Port Authority
GORB     --General Obligation Refunding Bonds     PP       --Public Power
HCF      --Health Care Facilities                 RB       --Revenue Bonds
HEAA     --Higher Education Assistance Agency     RRB      --Revenue Refunding Bonds
HFA      --Housing Finance Agency                 SCDAU    --Statewide Communities Development Authority
HFAU     --Health Facilities Authority            SDI      --School District
HFDC     --Health Facilities Development Corp.    SFM      --Single Family Mtg.
HFFAU    --Health Facilities Finance Authority    SPO      --Special Obligations
IDAU     --Industrial Development Authority       TUAU     --Turnpike Authority
ISD      --Independent School District            USD      --Unified School District
L.I.     --Long Island                            WPCAU    --Water Pollution Control Authority

1. Represents the current interest rate for a variable rate bond known as an "inverse floater" which pays interest at a rate that varies inversely with short-term interest rates. As interest rates rise, inverse floaters produce less current income. Their price may be more volatile than the price of a comparable fixed-rate security. Inverse floaters amount to $13,215,710 or 9.79% of the Fund's net assets as of September 30,1998.

2. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.

As of September 30, 1998, securities subject to the alternative minimum tax amount to $45,239,049 or 33.51% of the Fund's net assets.

See accompanying Notes to Financial Statements.


                    19  Oppenheimer Insured Municipal Fund

================================================================================
Statement of Assets and Liabilities  September 30, 1998
================================================================================

====================================================================================================
Assets
----------------------------------------------------------------------------------------------------
Investments, at value (cost $126,698,612)--see accompanying statement                  $ 136,814,489
----------------------------------------------------------------------------------------------------
Cash                                                                                          18,819
----------------------------------------------------------------------------------------------------
Receivables:
Interest                                                                                   1,656,357
Shares of beneficial interest sold                                                           333,128
Investments sold                                                                              99,107
----------------------------------------------------------------------------------------------------
Other                                                                                         16,310
                                                                                         -----------
Total assets                                                                             138,938,210

====================================================================================================
Liabilities
Payables and other liabilities:
Investments purchased                                                                      3,421,063
Dividends                                                                                    297,350
Distribution and service plan fees                                                            79,900
Shares of beneficial interest redeemed                                                        70,535
Transfer and shareholder servicing agent fees                                                 15,223
Other                                                                                         51,956
                                                                                           ---------
Total liabilities                                                                          3,936,027

====================================================================================================
Net Assets                                                                             $ 135,002,183
                                                                                       =============

====================================================================================================
Composition of Net Assets
Paid-in capital                                                                        $ 124,052,041
----------------------------------------------------------------------------------------------------
Overdistributed net investment income                                                       (297,350)
----------------------------------------------------------------------------------------------------
Accumulated net realized gain on investment transactions                                   1,131,615
----------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments--Note 3                                        10,115,877
                                                                                       -------------
Net assets                                                                             $ 135,002,183
                                                                                       =============


                    20  Oppenheimer Insured Municipal Fund

=============================================================================================

=============================================================================================

=============================================================================================
Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$102,687,383 and 5,607,969 shares of beneficial interest outstanding)                  $18.31
Maximum offering price per share (net asset value plus sales charge
of 4.75% of offering price)                                                            $19.22
---------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $27,391,541 and
1,495,409 shares of beneficial interest outstanding)                                   $18.32
---------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $4,923,259 and
268,917 shares of beneficial interest outstanding)                                     $18.31

See accompanying Notes to Financial Statements


                    21  Oppenheimer Insured Municipal Fund

================================================================================
Statement of Operations  For the Year Ended September 30, 1998
================================================================================

====================================================================================================
Investment Income
Interest                                                                               $   6,659,055

====================================================================================================
Expenses
Management fees--Note 4                                                                      545,563
----------------------------------------------------------------------------------------------------
Distribution and service plan fees--Note 4:
Class A                                                                                      231,419
Class B                                                                                      237,967
Class C                                                                                       36,548
----------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees--Note 4                                        101,131
----------------------------------------------------------------------------------------------------
Shareholder reports                                                                           47,288
----------------------------------------------------------------------------------------------------
Registration and filing fees                                                                  44,748
----------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                   26,754
----------------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                                   12,920
----------------------------------------------------------------------------------------------------
Accounting service fees--Note 4                                                               12,000
----------------------------------------------------------------------------------------------------
Trustees' fees and expenses                                                                    4,048
----------------------------------------------------------------------------------------------------
Other                                                                                          7,848
                                                                                           ---------
Total expenses                                                                             1,308,234
Less expenses paid indirectly--Note 4                                                        (17,548)
                                                                                           ---------
Net expenses                                                                               1,290,686

====================================================================================================
Net Investment Income                                                                      5,368,369

====================================================================================================
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments                                                                                2,061,528
Closing of futures contracts                                                                (879,746)
                                                                                           ---------
Net realized gain                                                                          1,181,782

----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation on investments                       3,993,214
                                                                                           ---------
Net realized and unrealized gain                                                           5,174,996

====================================================================================================
Net Increase in Net Assets Resulting from Operations                                   $  10,543,365
                                                                                       =============

See accompanying Notes to Financial Statements.


                   22  Oppenheimer Insured Municipal Fund

================================================================================
Statements of Changes in Net Assets
================================================================================

                                                                     Year Ended September 30,
                                                                     1998               1997
===============================================================================================
Operations
Net investment income                                           $   5,368,369     $   5,398,040
-----------------------------------------------------------------------------------------------
Net realized gain                                                   1,181,782           559,776
-----------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation               3,993,214         3,288,007
                                                                -------------     -------------
Net increase in net assets resulting from operations               10,543,365         9,245,823

===============================================================================================
Dividends and Distributions to Shareholders
Dividends from net investment income:
Class A                                                            (4,498,622)       (4,428,263)
Class B                                                              (921,805)         (753,073)
Class C                                                              (140,882)          (72,828)
-----------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                              (646,115)               --
Class B                                                              (149,337)               --
Class C                                                               (19,416)               --

===============================================================================================
Beneficial Interest Transactions
Net increase in net assets resulting from
beneficial interest transactions--Note 2:
Class A                                                             8,417,042         4,293,559
Class B                                                             6,601,026         3,315,084
Class C                                                             2,237,718         1,554,898

===============================================================================================
Net Assets
Total increase                                                     21,422,974        13,155,200
-----------------------------------------------------------------------------------------------
Beginning of period                                               113,579,209       100,424,009
                                                                -------------       -----------

End of period [including undistributed (overdistributed) net
investment income of $(297,350) and $310,788, respectively]     $ 135,002,183     $ 113,579,209
                                                                =============     =============

See accompanying Notes to Financial Statements.


                   23  Oppenheimer Insured Municipal Fund

================================================================================
Financial Highlights
================================================================================

                                                     Class A
                                                     ------------------------------------------------------------------
                                                     Year Ended September 30,
                                                     1998            1997           1996           1995           1994
=======================================================================================================================
Per Share Operating Data
Net asset value, beginning of period           $     17.72     $     17.07    $     16.86    $     16.14    $     18.06
-----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .80             .91            .90            .90            .89
Net realized and unrealized gain (loss)                .75             .63            .20            .71          (1.84)
                                               -----------     -----------    -----------    -----------    -----------
Total income (loss) from
investment operations                                 1.55            1.54           1.10           1.61           (.95)
-----------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                  (.84)           (.89)          (.89)          (.89)          (.89)
Distributions from net realized gain                  (.12)           --             --             --             (.08)
                                               -----------     -----------    -----------    -----------    -----------
Total dividends and distributions
to shareholders                                       (.96)           (.89)          (.89)          (.89)          (.97)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $     18.31     $     17.72    $     17.07    $     16.86    $     16.14
                                               ===========     ===========    ===========    ===========    ===========

=======================================================================================================================
Total Return, at Net Asset Value(3)                   9.01%           9.25%          6.67%         10.29%         (5.46)%
=======================================================================================================================
Ratios/Supplemental Data
Net assets, end of period
(in thousands)                                 $   102,687     $    91,051    $    83,516    $    76,691    $    67,793
-----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)              $    96,458     $    86,511    $    81,233    $    70,650    $    66,953
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                 4.49%           5.25%          5.27%          5.52%          5.23%
Expenses(5)                                           0.89%           0.95%          1.02%          0.95%          1.05%
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(6)                              73%             77%            93%            58%            99%

1. For the period from August 29, 1995 (inception of offering) to September 30, 1995.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

4. Annualized.


                    24  Oppenheimer Insured Municipal Fund

================================================================================

================================================================================


Class B                                                                    Class C
----------------------------------------------------------------------     --------------------------------------------------
Year Ended September 30,                                                   Year Ended September 30,
      1998          1997           1996           1995           1994           1998          1997(2)       1996        1995(1)
==============================================================================================================================
$    17.73     $    17.08     $    16.87     $    16.15     $    18.07     $    17.72    $    17.06    $    16.86  $    16.72
-----------------------------------------------------------------------------------------------------------------------------
       .67            .76            .77            .78            .77            .70           .76           .75         .08
       .74            .65            .20            .71          (1.86)           .71           .65           .21         .14
----------     ----------     ----------     ----------     ----------     ----------    ----------    ----------  ----------

      1.41           1.41            .97           1.49          (1.09)          1.41          1.41           .96         .22
-----------------------------------------------------------------------------------------------------------------------------

      (.70)          (.76)          (.76)          (.77)          (.75)          (.70)         (.75)         (.76)       (.08)
      (.12)          --             --             --             (.08)          (.12)         --            --          --
----------     ----------     ----------     ----------     ----------     ----------    ----------    ----------  ----------

      (.82)          (.76)          (.76)          (.77)          (.83)          (.82)         (.75)         (.76)       (.08)
-----------------------------------------------------------------------------------------------------------------------------
$    18.32     $    17.73     $    17.08     $    16.87     $    16.15     $    18.31    $    17.72    $    17.06  $    16.86
==========     ==========     ==========     ==========     ==========     ==========    ==========    ==========  ==========

=============================================================================================================================
      8.18%          8.43%          5.87%          9.47%         (6.20)%         8.18%         8.48%         5.77%       1.30%

=============================================================================================================================
$   27,392     $   19,974     $   15,983     $   13,341     $   11,571     $    4,923    $    2,554    $      924  $      211
-----------------------------------------------------------------------------------------------------------------------------
$   23,817     $   17,309     $   14,822     $   11,987     $    9,209     $    3,661    $    1,720    $      618  $        1
-----------------------------------------------------------------------------------------------------------------------------

      3.76%          4.48%          4.50%          4.75%          4.43%          3.82%         4.45%         4.38%       4.89%(4)
      1.64%          1.71%          1.77%          1.71%          1.82%          1.64%         1.72%         1.81%       1.07%(4)
-----------------------------------------------------------------------------------------------------------------------------
        73%            77%            93%            58%            99%            73%           77%           93%         58%



5. Beginning in fiscal 1996, the expense ratio reflects the effect of expenses paid indirectly by the Fund. Prior year expense ratios have not been adjusted.

6. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended September 30, 1998, were $102,480,896 and $90,478,993, respectively.

See accompanying Notes to Financial Statements.


                   25  Oppenheimer Insured Municipal Fund

================================================================================
Notes to Financial Statements
================================================================================

================================================================================
1. Significant Accounting Policies

Oppenheimer Insured Municipal Fund (the Fund) is a separate series of Oppenheimer Municipal Fund, a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high level of current income exempt from Federal income tax. The Fund will, under normal market conditions, invest at least 80% of its assets in Municipal Securities and will invest at least 65% of its total assets in insured Municipal Securities. The Fund's investment advisor is Oppenheimer Funds, Inc.(the Manager).The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge. Class B and Class C shares may be subject to a contingent deferred sales charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own distribution and/or service plan, expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

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Investment Valuation. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount.

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Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

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Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

                    26  Oppenheimer Insured Municipal Fund

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Distributions to Shareholders. The Fund intends to declare dividends separately for Class A, Class B and Class C shares from net investment income each day the New York Stock Exchange is open for business and pay such dividends monthly. Distributions from net realized gains on investments, if any, will be declared at least once each year.

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Classification of Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes.The character of the distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

   The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended September 30, 1998, amounts have been reclassified to reflect an increase in paid-in capital of $420,762, a decrease in undistributed net investment income of $415,198, and a decrease in accumulated net realized gain on investments of $5,564.

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Other. Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Original issue discount on securities purchased is amortized over the life of the respective securities, in accordance with federal income tax requirements.As of November 4, 1997, in order to conform book and tax bases, the Fund began amortization of premiums on securities for book purposes. Such cumulative change was limited to a reclassification adjustment and had no impact on net assets or total increase (decrease) in net assets. Accordingly, during the year ended September 30, 1998, amounts have been reclassified to reflect an increase in net unrealized appreciation on investments of $549,002. Paid-in capital was decreased by the same amount. For bonds acquired after April 30, 1993, on disposition or maturity, taxable ordinary income is recognized to the extent of the lesser of gain or market discount that would have accrued over the holding period.Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                    27  Oppenheimer Insured Municipal Fund

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Notes to Financial Statements  (Continued)
================================================================================

================================================================================
2. Shares of Beneficial Interest

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:


                                    Year Ended September 30, 1998  Year Ended September 30, 1997
                                    -----------------------------  -----------------------------
                                    Shares    Amount               Shares     Amount
------------------------------------------------------------------------------------------------
Class A:
Sold                               955,728    $ 17,118,675         925,621    $ 16,067,826
Dividends and distributions
reinvested                         212,388       3,794,412         190,616       3,300,646
Redeemed                          (698,348)    (12,496,045)       (870,242)    (15,074,913)
                                   -------    ------------         -------    ------------
Net increase                       469,768    $  8,417,042         245,995    $  4,293,559
                                   =======    ============         =======    ============

------------------------------------------------------------------------------------------------
Class B:
Sold                               543,004    $  9,724,208         328,196    $  5,695,198
Dividends and distributions
reinvested                          39,547         706,671          28,559         494,913
Redeemed                          (213,910)     (3,829,853)       (165,697)     (2,875,027)
                                   -------    ------------         -------    ------------
Net increase                       368,641    $  6,601,026         191,058    $  3,315,084
                                   =======    ============         =======    ============

------------------------------------------------------------------------------------------------
Class C:
Sold                               156,606    $  2,808,699         106,290    $  1,838,223
Dividends and distributions
reinvested                           7,178         128,230           2,660          46,164
Redeemed                           (39,038)       (699,211)        (18,976)       (329,489)
                                   -------    ------------         -------    ------------
Net increase                       124,746    $  2,237,718          89,974    $  1,554,898
                                   =======    ============         =======    ============

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3. Unrealized Gains and Losses on Investments
As of September 30, 1998, net unrealized appreciation on investments of $10,115,877 was composed of gross appreciation of $10,115,877.

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4. Management Fees and Other Transactions with Affiliates
Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.45% of the first $100 million of average annual net assets, 0.40% of the next $150 million, 0.375% of the next $250 million and 0.35% of net assets in excess of $500 million. The Fund's management fee for the year ended September 30, 1998, was 0.44% of average annual net assets for its Class A, Class B and Class C shares.

  The Manager acts as the accounting agent for the Fund at an annual fee of $12,000, plus out-of-pocket costs and expenses reasonably incurred.


                    28  Oppenheimer Insured Municipal Fund

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================================================================================

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For the year ended September 30, 1998, commissions (sales charges paid by investors) on sales of Class A shares totaled $197,210, of which $47,360 was retained by OppenheimerFunds Distributor, Inc. (OFDI), a subsidiary of the Manager, as general distributor, and by an affiliated broker/dealer. Sales charges advanced to broker/dealers by OFDI on sales of the Fund's Class B and Class C shares totaled $350,427 and $27,494, respectively, of which $5,664 and $2,600, respectively, was paid to an affiliated broker/deal or Class B and Class C shares. During the year ended September 30, 1998, OFDI received contingent deferred sales charges of $80,736 and $1,564, respectively, upon redemption of Class B and Class C shares as reimbursement for sales commissions advanced by OFDI at the time of sale of such shares.

   OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and for other Oppenheimer funds. OFS's total costs of providing such services are allocated ratably to these funds.

   Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

   The Fund has adopted a Service Plan for Class A shares to reimburse OFDI for a portion of its costs incurred in connection with the personal service and maintenance of shareholder accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.25% of the average annual net assets of Class A shares of the Fund. OFDI uses the service fee to reimburse brokers, dealers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares. During the year ended September 30, 1998, OFDI paid $11,269 to an affiliated broker/dealer as reimbursement for Class A personal service and maintenance expenses.

   The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate OFDI for its costs in distributing Class B and Class C shares and servicing accounts. Under the Plans, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year on Class B and Class C shares for its services rendered in distributing Class B and Class C shares. OFDI also receives a service fee of 0.25% per year to compensate dealers for providing personal services for accounts that hold Class B and Class C shares. Each fee is computed on the average annual net assets of Class B or Class C shares, determined as of the close of each regular business day. During the year ended September 30, 1998, OFDI paid $2,503 to an affiliated broker/dealer as compensation for Class B personal service and maintenance expenses and retained $197,544 and $25,438, respectively, as compensation for Class B and Class C sales commissions and service fee advances, as well as financing costs. If either Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to OFDI for distributing shares before the Plan was terminated. As of September 30, 1998, OFDI had incurred excess distribution and servicing costs of $875,951 for Class B and $67,456 for Class C.

                    29  Oppenheimer Insured Municipal Fund

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Notes to Financial Statements  (Continued)
================================================================================

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5. Futures Contracts

The Fund may buy and sell interest rate futures contracts in order to gain exposure to or protect against changes in interest rates. The Fund may also buy or write put or call options on these futures contracts.

   The Fund generally sells futures contracts to hedge against increases in interest rates and the resulting negative effect on the value of fixed rate portfolio securities. The Fund may also purchase futures contracts to gain exposure to changes in interest rates as it may be more efficient or cost effective than actually buying fixed income securities.

   Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

   Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.
================================================================================
6. Bank Borrowings

The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.35%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.0575% per annum.

   The Fund had no borrowings outstanding during the year ended September 30, 1998.

30  Oppenheimer Insured Municipal Fund

                                   Appendix A

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                       MUNICIPAL BOND RATINGS DEFINITIONS
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Below are summaries of the rating definitions used by the nationally-recognized rating agencies listed below for municipal securities. Those ratings represent the opinion of the agency as to the credit quality of issues that they rate. The summaries below are based upon publicly-available information provided by the rating organizations.

Moody's Investors Service, Inc.
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Long-Term Bond Ratings

Aaa: Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as with Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than those of Aaa securities.

A: Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds rated Baa are considered medium grade obligations; that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba: Bonds rated Ba are judged to have speculative elements. Their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds rated B generally lack characteristics of desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds rated Caa are of poor standing and may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds rated Ca represent obligations which are speculative in a high degree and are often in default or have other marked shortcomings.

C: Bonds rated C are the lowest class of rated bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Con. (...): Bonds for which the security depends on the completion of some act or the fulfillment of some condition are rated conditionally. These bonds are secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals that begin when facilities are completed, or (d) payments to which some other limitation attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition. Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier "1" indicates that the obligation ranks in the higher end of its category; the modifier "2" indicates a mid-range ranking and the modifier "3" indicates a ranking in the lower end of the category. Advanced refunded issues that are secured by certain assets are identified with a # symbol.

Short-Term Ratings - U.S. Tax-Exempt Municipals

There are four ratings below for short-term obligations that are investment grade. Short-term speculative obligations are designated SG. For variable rate demand obligations, a two-component rating is assigned. The first (MIG) element represents an evaluation by Moody's of the degree of risk associated with scheduled principal and interest payments, and the other (VMIG) represents an evaluation of the degree of risk associated with the demand feature.

MIG 1/VMIG 1: Denotes best quality. There is strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing..

MIG 2/VMIG 2: Denotes high quality. Margins of protection are ample although not as large as in the preceding group.

MIG 3/VMIG 3: Denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/VMIG 4: Denotes adequate quality. Protection commonly regarded as required
of  an   investment   security  is  present  and  although  not   distinctly  or
predominantly speculative, there is specific risk.

SG: Denotes speculative quality. Debt instruments in this category lack margins of protection.

Standard & Poor's Rating Services
------------------------------------------------------------------------------

Long-Term Credit Ratings

AAA: Bonds rated "AAA" have the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: Bonds rated "AA" differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: Bonds rated "A" are somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: Bonds rated BBB exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Bonds rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: Bonds rated BB are less vulnerable to nonpayment than other speculative issues. However, these face major uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: A bond rated B is more vulnerable to nonpayment than an obligation rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation.

CCC: A bond rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC:  An obligation rated CC is currently highly vulnerable to nonpayment.

C: The C rating may used where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D: Bonds rated D are in default. Payments on the obligation are not being made on the date due.

The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. The "r" symbol is attached to the ratings of instruments with significant noncredit risks.

Short-Term Issue Credit Ratings

A-1: Rated in the highest category. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, a plus (+) sign designation indicates the issuer's capacity to meet its financial obligation is very strong.

A-2: Obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3:  Exhibits  adequate  protection  parameters.   However,   adverse  economic
conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: Regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: Currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: In payment default. Payments on the obligation have not been made on the due date. The rating may also be used if a bankruptcy petition has been filed or similar actions jeopardize payments on the obligation.


Fitch IBCA, Inc.
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International Long-Term Credit Ratings

Investment Grade:
AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High Default Risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default.  Securities are not meeting  current  obligations and
are  extremely  speculative.   "DDD"  designates  the  highest  potential  for
recovery of amounts outstanding on any securities involved.

Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the rating category. Plus and minus signs are not added to the "AAA" category or to categories below "CCC."

International Short-Term Credit Ratings

F1: Highest credit quality. Strongest capacity for timely payment. May have an added "+" to denote exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment, but the margin of safety is not as great as in higher ratings.

F3: Fair credit quality. Capacity for timely payment is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment, plus vulnerability to near-term adverse changes in financial and economic conditions.

C:  High  default  risk.   Default  is  a  real   possibility,   Capacity  for
meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D:     Default. Denotes actual or imminent payment default.

Duff & Phelps Credit Rating Co. Ratings
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Long-Term Debt and Preferred Stock

AAA: Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA, AA-: High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A & A-: Protection factors are average but adequate. However, risk factors are more variable in periods of greater economic stress.

BBB+, BBB & BBB-: Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+, BB & BB-: Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions. Overall quality may move up or down frequently within the category.

B+, B & B-: Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher of lower rating grade.

CCC: Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD: Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

DP:  Preferred stock with dividend arrearages.

Short-Term Debt:

High Grade:
D-1+: Highest certainty of timely payment. Safety is just below risk-free U.S. Treasury short-term debt.

D-1: Very high certainty of timely payment. Risk factors are minor.

D-1-: High certainty of timely payment. Risk factors are very small.

Good Grade:
D-2: Good certainty of timely payment. Risk factors are small.

Satisfactory Grade:
D-3: Satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

Non-Investment Grade:
D-4: Speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service.

Default:
D-5: Issuer failed to meet scheduled principal and/or interest payments.

                                   Appendix B

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                            Industry Classifications
------------------------------------------------------------------------------

Adult  Living  Facilities
Education
Electric
Gas
General  Obligation
Higher Education
Highways
Hospital
Lease Rental Manufacturing
Durables Manufacturing
Non Durables
Marine/Aviation Facilities
Multi-Family Housing
Pollution Control
Resource  Recovery
Sales Tax
Sewer
Single  Family  Housing
Special  Assessment
Telephone
Water

                                   Appendix C

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        OppenheimerFunds Special Sales Charge Arrangements and Waivers
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      In certain cases, the initial sales charge that applies to purchases of Class A shares of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived. That is because of the economies of sales efforts realized by the Distributor or the dealers or other financial institutions offering those shares to certain classes of investors or in certain transactions.

      Not all waivers apply to all funds. For example, waivers relating to Retirement Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds that were merged into or became Oppenheimer funds.

      For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans: (7) plans qualified under Sections 401(a) or 401(k) of the Internal
         Revenue Code,
(8) non-qualified deferred compensation plans, (9) employee benefit plans1 (10) Group Retirement Plans2 (11) 403(b)(7) custodial plan accounts (12) SEP-IRAs, SARSEPs or SIMPLE plans

         The interpretation of these provisions as to the applicability of a waiver in a particular case is determined solely by the Distributor or the
Transfer Agent of the fund. These waivers and special arrangements may be amended or terminated at any time by the applicable Fund and/or the Distributor. Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.
--------------
3. An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class A shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
4. The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase Class A shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase Class A shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor enabling those plans to purchase Class A shares at net asset value but subject to the Class A contingent deferred sales charge.

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Applicability of Class A Contingent Deferred Sales Charges in Certain Cases
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Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to Initial Sales Charge but May Be Subject to the Class A Contingent Deferred Sales Charge (unless a waiver applies).

      There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months of the end of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption). Additionally, on these purchases the Distributor will pay the applicable commission described in the Prospectus under "Class A Contingent Deferred Sales Charge":
      |_|   Purchases of Class A shares aggregating $1 million or more.
o     Purchases by  a Retirement Plan that:
(4)   buys shares costing $500,000 or more, or
(5)   has,  at the time of  purchase,  100 or more  eligible  participants  or total plan assets of $500,000 or more, or
(6)         certifies  to the  Distributor  that it projects to have annual plan purchases of $200,000 or more.
o     Purchases  by  an   OppenheimerFunds-sponsored   Rollover  IRA,  if  the
         purchases are made:
(3)         through a broker, dealer, bank or registered investment adviser that has  made  special  arrangements  with  the  Distributor  for  those purchases, or
(4)         by a direct rollover of a distribution  from a qualified  Retirement
            Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
o Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
(4)   The record  keeping is performed by Merrill Lynch Pierce Fenner & Smith,
            Inc.  ("Merrill  Lynch")  on  a  daily  valuation  basis  for  the
            Retirement   Plan.   On  the  date  the  plan  sponsor  signs  the
            record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch Asset
            Management, L.P. ("MLAM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and (b) funds advised or managed by MLAM (the funds described in (a) and (b) are referred to as "Applicable Investments").
(5)   The record  keeping  for the  Retirement  Plan is  performed  on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds) invested in Applicable Investments.
(6)         The record keeping for a Retirement  Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).

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            Waivers of Class A Sales Charges of Oppenheimer Funds
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Waivers  of  Initial  and  Contingent   Deferred  Sales  Charges  for  Certain
Purchasers.

Class A shares purchased by the following investors are not subject to any Class A sales charges (and no commissions are paid by the Distributor on such purchases):
      |_|  The Manager or its affiliates.
      |_| Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
      |_| Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
      |_| Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
      |_| Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
      |_| Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
      |_| Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
      |_| "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
      |_| Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
      |_| Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
      |_| Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
      |_| A unit investment trust that has entered into an appropriate agreement with the Distributor.
      |_| Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
      |_| Retirement plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
      |_| A TRAC-2000 401(k) plan (sponsored by the former Quest for Value Advisors) whose Class B or Class C shares of a Former Quest for Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November 24, 1995.
      |_| A qualified Retirement Plan that had agreed with the former Quest for Value Advisors to purchase shares of any of the Former Quest for Value Funds at net asset value, with such shares to be held through DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by December 31, 1996.

Waivers  of  Initial  and   Contingent   Deferred  Sales  Charges  in  Certain
Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no commissions are paid by the Distributor on such purchases):
      |_| Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
      |_| Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
      |_| Shares purchased and paid for with the proceeds of shares redeemed in the prior 30 days from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid. This waiver also applies to shares purchased by exchange of shares of Oppenheimer Money Market Fund, Inc. that were purchased and paid for in this manner. This waiver must be requested when the purchase order is placed for shares of the Fund, and the Distributor may require evidence of qualification for this waiver.
      |_| Shares purchased with the proceeds of maturing principal units of any Qualified Unit Investment Liquid Trust Series.
      |_| Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

Waivers  of  the  Class  A  Contingent   Deferred  Sales  Charge  for  Certain
Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
      |_| To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the original account value.
      |_| Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (see "Shareholder Account Rules and Policies," in the Prospectus).
      |_| For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
(10)  Following  the death or disability  (as defined in the Internal  Revenue
            Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established.
(11)  To return excess contributions.
(12) To return contributions made due to a mistake of fact. (13) Hardship withdrawals, as defined in the plan. (14) Under a Qualified Domestic Relations Order, as defined in the Internal
            Revenue Code.
(15)        To  meet  the  minimum  distribution  requirements  of the  Internal
            Revenue Code.
(16)        To establish "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
(17) For retirement  distributions  or loans to participants  or  beneficiaries.
(18) Separation from service.
         (10)Participant-directed redemptions to purchase shares of a mutual fund other than a fund managed by the Manager or a subsidiary. The fund must be one that is offered as an investment option in a Retirement Plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor. (11) Plan termination or "in-service distributions," if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
      |_| For distributions from Retirement Plans having 500 or more eligible participants, except distributions due to termination of all of the Oppenheimer funds as an investment option under the Plan.
      |_| For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.

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Waivers of Class B and Class C Sales Charges of Oppenheimer Funds
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      The Class B and Class C contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

Waivers for Redemptions in Certain Cases.

The Class B and Class C contingent deferred sales charges will be waived for redemptions of shares in the following cases:
      |_| Shares redeemed involuntarily, as described in "Shareholder Account Rules and Policies," in the applicable Prospectus.
      |_| Distributions to participants or beneficiaries from Retirement Plans, if the distributions are made:
(c)   under an Automatic  Withdrawal  Plan after the  participant  reaches age
            59-1/2,  as long as the payments are no more than 10% of the account value  annually  (measured from the date the Transfer Agent receives the request), or
(d)         following  the  death or  disability  (as  defined  in the  Internal
            Revenue  Code)  of the  participant  or  beneficiary  (the  death or disability must have occurred after the account was established).
      |_| Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder, including a trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
      |_|   Returns of excess contributions to Retirement Plans.
      |_|   Distributions from Retirement Plans to make  "substantially  equal periodic payments" as permitted in Section 72(t) of the Internal Revenue Code that do not exceed 10% of the account value annually, measured from the date the Transfer Agent receives the request.
      |_| Distributions from OppenheimerFunds prototype 401(k) plans and from certain Massachusetts Mutual Life Insurance Company prototype 401(k) plans:
(7)   for hardship withdrawals;
(8) under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code;
(9) to meet minimum distribution requirements as defined in the Internal Revenue Code;
(10) to make "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code;
(11) for separation from service; or (12) for loans to participants or beneficiaries.
      |_| Distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
      |_| Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
      |_| Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.

Waivers for Shares Sold or Issued in Certain Transactions.

      The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
      |_| Shares sold to the Manager or its affiliates.
      |_| Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
      |_| Shares issued in plans of reorganization to which the Fund is a party.

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Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were Shareholders of the Former Quest for Value Funds
------------------------------------------------------------------------------

      The initial and contingent deferred sales charge rates and waivers for Class A, Class B and Class C shares described in the Prospectus or Statement of Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value Funds. To be eligible, those persons must have been shareholders on November 24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds. Those funds include:

      Oppenheimer Quest Value Fund, Inc., Oppenheimer Quest Balanced Value Fund, Oppenheimer Quest Opportunity Value Fund, Oppenheimer Quest Small Cap Value Fund and Oppenheimer Quest Global Value Fund, Inc.

      These arrangements also apply to shareholders of the following funds when they merged into various Oppenheimer funds on November 24, 1995:

      Quest for Value U.S. Government Income Fund, Quest for Value Investment Quality Income Fund, Quest for Value Global Income Fund, Quest for Value New York Tax-Exempt Fund, Quest for Value National Tax-Exempt Fund and Quest for Value California Tax-Exempt Fund

      All of the funds listed above are referred to in this Appendix as the "Former Quest for Value Funds." The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an Oppenheimer fund that are either:
         |_| acquired by such shareholder pursuant to an exchange of shares of an Oppenheimer fund that was one of the Former Quest for Value Funds or
         |_| purchased by such shareholder by exchange of shares of another Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on November 24, 1995.

Reductions or Waivers of Class A Sales Charges.

      |X| Reduced Class A Initial Sales Charge Rates for Certain Former Quest for Value Funds Shareholders

Purchases by Groups and Associations. The following table sets forth the initial sales charge rates for Class A shares purchased by members of "Associations" formed for any purpose other than the purchase of securities. The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

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 Number of Eligible   Initial Sales       Initial Sales
 Employees or Members Charge as a % of    Charge as a % of   Commission as %
                      Offering Price      Net Amount         of Offering Price
                                          Invested
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 9 or Fewer                  2.50%              2.56%              2.00%
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 At  least 10 but not
 more than 49                2.00%              2.04%              1.60%
 ------------------------------------------------------------------------------

      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an Association, or the sales charge rate that applies under the Right of Accumulation described in the applicable fund's Prospectus and Statement of Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

      |X| Waiver of Class A Sales Charges for Certain Shareholders. Class A shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:

      |_| Shareholders who were shareholders of the AMA Family of Funds on February 28, 1991 and who acquired shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.

      |_| Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

      |X| Waiver of Class A Contingent Deferred Sales Charge in Certain Transactions. The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee Retirement Income Security Act of 1974 and regulations adopted under that law.

Class A, Class B and Class C Contingent Deferred Sales Charge Waivers

      |X| Waivers for Redemptions of Shares Purchased Prior to March 6, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
      |_| withdrawals under an automatic withdrawal plan holding only either Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account, and
      |_| liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

      |X| Waivers for Redemptions of Shares Purchased on or After March 6, 1995 but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
      |_|   redemptions   following   the   death   or   disability   of   the
shareholder(s) (as evidenced by a determination of total disability by the U.S. Social Security Administration);
      |_| withdrawals under an automatic withdrawal plan (but only for Class B or Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account; and
      |_| liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.

      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another Oppenheimer fund within 90 days after redemption.

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Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were Shareholders of Connecticut Mutual Investment Accounts, Inc.
------------------------------------------------------------------------------

          The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the Prospectus or this Appendix for Oppenheimer U. S. Government Trust, Oppenheimer Bond Fund, Oppenheimer
Disciplined Value Fund and Oppenheimer Disciplined Allocation Fund (each is included in the reference to "Fund" below) are modified as described below for those shareholders who were shareholders of Connecticut Mutual Liquid Account, Connecticut Mutual Government Securities Account, Connecticut Mutual Income Account, Connecticut Mutual Growth Account, Connecticut Mutual Total Return Account, CMIA LifeSpan Capital Appreciation Account, CMIA LifeSpan Balanced Account and CMIA Diversified Income Account (the "Former Connecticut Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds.

Prior Class A CDSC and Class A Sales Charge Waivers

      |_| Class A Contingent Deferred Sales Charge. Certain shareholders of a Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are: (3) persons whose purchases of Class A shares of a Fund and other Former
         Connecticut Mutual Funds were $500,000 prior to March 18, 1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of Accumulation, who still hold those shares in that Fund or other Former Connecticut Mutual Funds, and
(4) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge.

      Any of the Class A shares of a Fund and the other Former Connecticut Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

      |_| Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares: (7) any purchaser, provided the total initial amount invested in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the Former Connecticut Mutual Funds or a Fund into which such Fund merged;
(8) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
(9) Directors of the Fund or any one or more of the Former Connecticut Mutual Funds and members of their immediate families;
(10) employee benefit plans sponsored by Connecticut Mutual Financial Services, L.L.C. ("CMFS"), the prior distributor of the Former Connecticut Mutual Funds, and its affiliated companies;
(11) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
(12) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual Funds, provided the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

Class A and Class B Contingent Deferred Sales Charge Waivers

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996: (10) by the estate of a deceased shareholder;
(11) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
(12) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or 403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
(13) as tax-free returns of excess contributions to such retirement or employee benefit plans;
(14) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of any registered investment management company;
(15) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
(16) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
(17) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic Withdrawal Plan but limited to no more than 12% of the original value annually; or
(18) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.

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Special Reduced Sales Charge for Former Shareholders of Advance America
Funds, Inc.
------------------------------------------------------------------------------

                        Shareholders of Oppenheimer Municipal Bond Fund, Oppenheimer U.S. Government Trust, Oppenheimer Strategic Income Fund and Oppenheimer Equity Income Fund who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those Oppenheimer funds on October 18, 1991, and who held shares of Advance America Funds, Inc. on March 30, 1990, may purchase Class A shares of those four Oppenheimer funds at a maximum sales charge rate of 4.50%.

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Oppenheimer Insured Municipal Fund
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Internet Web Site:
      www.oppenheimerfunds.com

Investment Adviser
     OppenheimerFunds, Inc.
     Two World Trade Center
     New York, New York 10048-0203

Distributor
     OppenheimerFunds Distributor, Inc.
     Two World Trade Center
     New York, New York 10048-0203

Transfer Agent
     OppenheimerFunds Services
     P.O. Box 5270
     Denver, Colorado 80217-5270
     1-800-525-7048

Custodian Bank
     Citibank, N.A.
     399 Park Avenue
     New York, New York 10043

Independent Auditors
     Deloitte & Touche LLP
     555 Seventeenth Street, Suite 3600
     Denver, Colorado 80202-3942

Legal Counsel
     Myer, Swanson, Adams & Wolf, P.C.
     1600 Broadway
     Denver, Colorado 80202
67890

PX0865.0199